UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Reports to Stockholders

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(b) Not applicable.

Semi-Annual Report June 30, 2021

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Government Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports are no longer sent by mail unless you specifically request paper copies of the reports from Northwestern Mutual, the issuer of your variable annuity and/or variable life insurance contract. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically, and you need not take any action. You may elect to receive all future reports in paper free of charge by informing Northwestern Mutual that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all future shareholder reports.

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

The views expressed in the portfolio manager commentaries set forth in the following pages reflect those of the portfolio managers only through the end of the period covered by this report and do not necessarily represent the views of any affiliated organization. The views expressed are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. These views are subject to change at any time based upon market conditions or other events and should not be relied upon as investment advice. Mason Street Advisors disclaims any responsibility to update these views.

Expense Examples (unaudited)

EXAMPLE

As a shareholder of each Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period January 1, 2021 to June 30, 2021*	Annualized Expense Ratio

Growth Stock Portfolio
Actual	$1,000.00	$1,125.42	$2.21	0.42%
Hypothetical (5% return before expenses)	1,000.00	1,022.71	2.11	0.42

Focused Appreciation Portfolio
Actual	1,000.00	1,138.66	3.29	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Large Cap Core Stock Portfolio
Actual	1,000.00	1,143.31	2.29	0.43
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.16	0.43

Large Cap Blend Portfolio
Actual	1,000.00	1,102.87	4.07	0.78
Hypothetical (5% return before expenses)	1,000.00	1,020.93	3.91	0.78

Index 500 Stock Portfolio
Actual	1,000.00	1,151.34	1.07	0.20
Hypothetical (5% return before expenses)	1,000.00	1,023.80	1.00	0.20

Expense Examples (unaudited)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period January 1, 2021 to June 30, 2021*	Annualized Expense Ratio

Large Company Value Portfolio
Actual	$1,000.00	$1,137.86	$3.92	0.74%
Hypothetical (5% return before expenses)	1,000.00	1,021.12	3.71	0.74

Domestic Equity Portfolio
Actual	1,000.00	1,125.46	2.69	0.51
Hypothetical (5% return before expenses)	1,000.00	1,022.27	2.56	0.51

Equity Income Portfolio
Actual	1,000.00	1,184.71	3.09	0.57
Hypothetical (5% return before expenses)	1,000.00	1,021.97	2.86	0.57

Mid Cap Growth Stock Portfolio
Actual	1,000.00	1,085.51	2.74	0.53
Hypothetical (5% return before expenses)	1,000.00	1,022.17	2.66	0.53

Index 400 Stock Portfolio
Actual	1,000.00	1,174.42	1.29	0.24
Hypothetical (5% return before expenses)	1,000.00	1,023.60	1.20	0.24

Mid Cap Value Portfolio
Actual	1,000.00	1,157.48	3.85	0.72
Hypothetical (5% return before expenses)	1,000.00	1,021.22	3.61	0.72

Small Cap Growth Stock Portfolio
Actual	1,000.00	1,050.57	2.80	0.55
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76	0.55

Index 600 Stock Portfolio
Actual	1,000.00	1,232.31	1.49	0.27
Hypothetical (5% return before expenses)	1,000.00	1,023.46	1.35	0.27

Small Cap Value Portfolio
Actual	1,000.00	1,162.58	4.61	0.86
Hypothetical (5% return before expenses)	1,000.00	1,020.53	4.31	0.86

International Growth Portfolio
Actual	1,000.00	1,095.37	3.22	0.62
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.11	0.62

Research International Core Portfolio
Actual	1,000.00	1,078.75	3.81	0.74
Hypothetical (5% return before expenses)	1,000.00	1,021.12	3.71	0.74

International Equity Portfolio
Actual	1,000.00	1,092.32	2.65	0.51
Hypothetical (5% return before expenses)	1,000.00	1,022.27	2.56	0.51

Emerging Markets Equity Portfolio
Actual	1,000.00	1,058.91	4.65	0.91
Hypothetical (5% return before expenses)	1,000.00	1,020.28	4.56	0.91

Expense Examples (unaudited)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period January 1, 2021 to June 30, 2021*	Annualized Expense Ratio

Government Money Market Portfolio
Actual	$1,000.00	$1,000.00	$0.40	0.08%
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.40	0.08

Short-Term Bond Portfolio
Actual	1,000.00	1,003.72	1.89	0.38
Hypothetical (5% return before expenses)	1,000.00	1,022.91	1.91	0.38

Select Bond Portfolio
Actual	1,000.00	984.63	1.48	0.30
Hypothetical (5% return before expenses)	1,000.00	1,023.31	1.51	0.30

Long-Term U.S. Government Bond Portfolio
Actual	1,000.00	922.57	3.19	0.67
Hypothetical (5% return before expenses)	1,000.00	1,021.47	3.36	0.67

Inflation Protection Portfolio
Actual	1,000.00	1,021.43	2.71	0.54
Hypothetical (5% return before expenses)	1,000.00	1,022.12	2.71	0.54

High Yield Bond Portfolio
Actual	1,000.00	1,038.62	2.22	0.44
Hypothetical (5% return before expenses)	1,000.00	1,022.61	2.21	0.44

Multi-Sector Bond Portfolio
Actual	1,000.00	1,003.45	3.53	0.71
Hypothetical (5% return before expenses)	1,000.00	1,021.27	3.56	0.71

Balanced Portfolio
Actual	1,000.00	1,052.77	0.31	0.06
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.30	0.06

Asset Allocation Portfolio
Actual	1,000.00	1,074.25	0.41	0.08
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.40	0.08

*

Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the direct expenses of the Portfolio and do not include the effect of the underlying Portfolios’ expenses which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in the Prospectus.

Growth Stock Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	38.6%
Communication Services	26.5%
Consumer Discretionary	18.6%
Health Care	10.7%
Financials	2.8%
Industrials	2.0%
Materials	0.5%
Short-Term Investments & Other Net Assets	0.3%
Consumer Staples	0.0%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)

Communication Services (26.5%)
Alphabet, Inc. - Class A *	8,435	20,596
Alphabet, Inc. - Class C *	37,505	94,000
Facebook, Inc. - Class A *	288,135	100,187
IAC/InterActiveCorp *	14,521	2,239
Live Nation Entertainment, Inc. *	33,700	2,952
Match Group, Inc. *	89,273	14,395
Netflix, Inc. *	43,577	23,018
Pinterest, Inc. *	154,696	12,213
ROBLOX Corp. *	5,800	522
Sea, Ltd. *	97,257	26,707
Snap, Inc. *	396,166	26,995
Spotify Technology SA *	21,022	5,793
Tencent Holdings, Ltd.	337,800	25,408
T-Mobile US, Inc. *	21,400	3,099
Vimeo, Inc. *	19,832	972

Total		359,096

Consumer Discretionary (18.6%)
Alibaba Group Holding, Ltd., ADR *	45,948	10,420
Amazon.com, Inc. *	43,261	148,825
Aptiv PLC *	10,650	1,675
Booking Holdings, Inc. *	4,369	9,560
Carvana Co. *	22,562	6,810
Chipotle Mexican Grill, Inc. *	6,021	9,334
Coupang, Inc. *	7,872	329
Dollar General Corp.	44,932	9,723
DoorDash, Inc. *	33,526	5,979
Etsy, Inc. *	16,652	3,428
Expedia, Inc. *	5,400	884
Hilton Worldwide Holdings, Inc. *	17,492	2,110
JD.com, Inc., ADR *	11,600	926
Lululemon Athletica, Inc. *	29,006	10,586
Marriott International, Inc. - Class A *	5,838	797
McDonald’s Corp.	4,772	1,102
NIKE, Inc. - Class B	48,994	7,569
Pinduoduo, Inc. *	1,718	218
Roku, Inc. *	6,435	2,955
Ross Stores, Inc.	87,828	10,891
Starbucks Corp.	12,966	1,450
The TJX Cos., Inc.	33,685	2,271
The Walt Disney Co. *	9,300	1,635
Wayfair, Inc. - Class A *	400	126

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Yum! Brands, Inc.	21,144	2,432

Total		252,035

Consumer Staples (0.0%)
The Estee Lauder Cos., Inc. - Class A	1,350	430

Total		430

Financials (2.8%)
The Charles Schwab Corp.	81,958	5,967
Chubb, Ltd.	2,577	409
The Goldman Sachs Group, Inc.	40,244	15,274
Marsh & McLennan Cos., Inc.	17,394	2,447
Morgan Stanley	12,609	1,156
MSCI, Inc.	3,149	1,679
S&P Global, Inc.	27,496	11,286

Total		38,218

Health Care (10.7%)
Align Technology, Inc. *	2,828	1,728
Anthem, Inc.	19,879	7,590
AstraZeneca PLC, ADR	50,813	3,044
Centene Corp. *	60,866	4,439
Cigna Corp.	58,366	13,837
Danaher Corp.	54,759	14,695
Dentsply Sirona, Inc.	56,900	3,599
Eli Lilly & Co.	1,222	280
Exact Sciences Corp. *	529	66
HCA Healthcare, Inc.	48,017	9,927
Humana, Inc.	3,385	1,499
Incyte Corp. *	31,152	2,621
Intuitive Surgical, Inc. *	22,501	20,693
Stryker Corp.	61,358	15,936
Thermo Fisher Scientific, Inc.	13,151	6,634
UnitedHealth Group, Inc.	64,521	25,837
Veeva Systems, Inc. - Class A *	13,645	4,243
Vertex Pharmaceuticals, Inc. *	4,788	965
Zoetis, Inc.	38,474	7,170

Total		144,803

Industrials (2.0%)
Cintas Corp.	4,660	1,780
Copart, Inc. *	6,337	835
CoStar Group, Inc. *	74,350	6,158

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Equifax, Inc.	7,583	1,816
Generac Holdings, Inc. *	7,700	3,197
General Electric Co.	339,452	4,569
Roper Technologies, Inc.	13,136	6,177
TransUnion	18,122	1,990
Union Pacific Corp.	127	28

Total		26,550

Information Technology (38.6%)
Advanced Micro
Devices, Inc. *	112,302	10,549
Apple, Inc.	457,496	62,659
ASML Holding NV	15,980	11,040
Atlassian Corp. PLC *	14,419	3,704
Automatic Data Processing, Inc.	456	91
Coupa Software, Inc. *	11,054	2,897
CrowdStrike Holdings, Inc. *	7,863	1,976
Datadog, Inc.- Class A *	21,212	2,208
DocuSign, Inc. *	28,254	7,899
Fidelity National Information Services, Inc.	53,888	7,634
Fiserv, Inc. *	102,662	10,974
Fortinet, Inc. *	28,329	6,748
Global Payments, Inc.	124,644	23,376
Intuit, Inc.	76,177	37,340
Marvell Technology, Inc.	139,398	8,131
Mastercard, Inc. - Class A	77,749	28,385
Maxim Integrated Products, Inc.	18,762	1,977
Microchip Technology, Inc.	17,179	2,572
Microsoft Corp.	290,699	78,750
MongoDB, Inc. *	18,099	6,543
Monolithic Power Systems	1,101	411
NVIDIA Corp.	26,277	21,024
Paycom Software, Inc. *	3,420	1,243
PayPal Holdings, Inc. *	124,448	36,274
salesforce.com, Inc. *	101,511	24,796
ServiceNow, Inc. *	52,543	28,875
Shopify, Inc. *	5,633	8,230
Snowflake, Inc. *	3,356	811
Splunk, Inc. *	23,553	3,405
Square, Inc. - Class A *	6,268	1,528
Synopsys, Inc. *	42,266	11,657

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,900	228
TE Connectivity, Ltd.	16,329	2,208
Texas Instruments, Inc.	31,375	6,033
Twilio, Inc. - Class A *	7,191	2,834
Visa, Inc. - Class A	186,881	43,697
Workday, Inc. - Class A *	12,025	2,871
Zendesk, Inc. *	1,617	233
Zoom Video Communications, Inc. *	31,329	12,125

Total		523,936

Materials (0.5%)
Avery Dennison Corp.	11,600	2,439
Linde PLC	11,655	3,370
The Sherwin-Williams Co.	3,404	927

Total		6,736

Total Common Stocks
(Cost: $792,384)		1,351,804

Short-Term Investments (0.6%)

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	8,596,879	8,597

Total		8,597

Total Short-Term Investments
(Cost: $8,597)		8,597

Total Investments (100.3%)
(Cost: $800,981)@		1,360,401

Other Assets, Less
Liabilities (-0.3%)		(3,806)

Net Assets (100.0%)		1,356,595

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $800,981 and the net unrealized appreciation of investments based on that cost was $559,420 which is comprised of $561,757 aggregate gross unrealized appreciation and $2,337 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,351,804	$-	$-
Short-Term Investments	8,597	-	-
Total Assets:	$1,360,401	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	33.4%
Communication Services	15.7%
Health Care	15.0%
Consumer Discretionary	14.9%
Industrials	10.9%
Consumer Staples	4.3%
Financials	2.6%
Short-Term Investments & Other Net Assets	1.6%
Energy	1.6%

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Communication Services (15.7%)
Alphabet, Inc. - Class A *	16,547	40,404
Alphabet, Inc. - Class C *	16,279	40,800
Facebook, Inc. - Class A *	230,905	80,288
The Walt Disney Co. *	240,426	42,260

Total		203,752

Consumer Discretionary (14.9%)
Alibaba Group Holding, Ltd., ADR *	231,266	52,447
Amazon.com, Inc. *	23,401	80,503
Starbucks Corp.	294,743	32,955
Yum China Holdings, Inc.	189,789	12,574
Yum! Brands, Inc.	135,183	15,550

Total		194,029

Consumer Staples (4.3%)
Colgate-Palmolive Co.	200,064	16,275
Monster Beverage Corp. *	429,942	39,275

Total		55,550

Energy (1.6%)
Schlumberger, Ltd.	636,427	20,372

Total		20,372

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Financials (2.6%)
FactSet Research Systems, Inc.	49,506	16,615
SEI Investments Co.	279,521	17,322

Total		33,937

Health Care (15.0%)
Cerner Corp.	212,439	16,604
Illumina, Inc. *	71,817	33,985
Intuitive Surgical, Inc. *	18,940	17,418
Novartis AG, ADR	411,730	37,566
Novo Nordisk A/S, ADR	147,218	12,332
Regeneron Pharmaceuticals, Inc. *	62,356	34,828
Roche Holding AG, ADR	704,867	33,122
Vertex Pharmaceuticals, Inc. *	44,282	8,929

Total		194,784

Industrials (10.9%)
The Boeing Co. *	237,863	56,982
Deere & Co.	149,596	52,764
Expeditors International of Washington, Inc.	255,939	32,402

Total		142,148

Information Technology (33.4%)
Autodesk, Inc. *	190,780	55,689
Automatic Data Processing, Inc.	43,837	8,707
Cisco Systems, Inc.	418,288	22,169

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Microsoft Corp.	201,997	54,721
NVIDIA Corp.	102,593	82,085
Oracle Corp.	656,082	51,069
QUALCOMM, Inc.	190,260	27,194
salesforce.com, Inc. *	187,703	45,850
Visa, Inc. - Class A	300,965	70,372
Workday, Inc. - Class A *	67,881	16,206

Total		434,062

Total Common Stocks
(Cost: $589,976)		1,278,634

Short-Term Investments (1.3%)

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	17,068,011	17,068

Total		17,068

Total Short-Term Investments
(Cost: $17,068)		17,068

Total Investments (99.7%)
(Cost: $607,044)@		1,295,702

Other Assets, Less
Liabilities (0.3%)		4,222

Net Assets (100.0%)		1,299,924

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $607,044 and the net unrealized appreciation of investments based on that cost was $688,658 which is comprised of $698,223 aggregate gross unrealized appreciation and $9,565 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,278,634	$-	$-
Short-Term Investments	17,068	-	-
Total Assets:	$1,295,702	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	21.5%
Health Care	13.6%
Communication Services	13.4%
Financials	12.7%
Consumer Discretionary	11.2%
Industrials	9.6%
Consumer Staples	5.8%
Energy	3.3%
Utilities	2.8%
Materials	2.7%
Real Estate	2.1%
Investment Companies	0.8%
Short-Term Investments & Other Net Assets	0.5%

Sector Allocation is subject to change.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Communication Services (13.4%)
Alphabet, Inc. - Class A *	15,418	37,647
Charter Communications, Inc. - Class A *	17,997	12,984
DISH Network Corp. - Class A *	64,276	2,687
Electronic Arts, Inc.	18,740	2,695
Facebook, Inc. - Class A *	69,860	24,291
Match Group, Inc. *	24,717	3,986
Netflix, Inc. *	10,177	5,375
Omnicom Group, Inc.	120,367	9,628
Snap, Inc. *	51,979	3,542
T-Mobile US, Inc. *	30,067	4,355

Total		107,190

Consumer Discretionary (11.2%)
Airbnb, Inc. *	34,098	5,222
Amazon.com, Inc. *	11,683	40,191
Booking Holdings, Inc. *	1,513	3,311
Caesars Entertainment, Inc. *	57,206	5,935
Carnival Corp. *	81,226	2,141
Chipotle Mexican Grill, Inc. *	3,111	4,823
Hilton Worldwide Holdings, Inc. *	31,622	3,814
Ross Stores, Inc.	29,993	3,719
Starbucks Corp.	71,340	7,977
Tesla Motors, Inc. *	7,549	5,131
The TJX Cos., Inc.	106,569	7,185

Total		89,449

Consumer Staples (5.8%)
Archer-Daniels-Midland Co.	92,214	5,588
Constellation Brands, Inc. - Class A	41,514	9,710
The Estee Lauder Cos., Inc. - Class A	10,844	3,449
Mondelez International, Inc.	128,635	8,032
Monster Beverage Corp. *	58,878	5,379
Sysco Corp.	186,024	14,463

Total		46,621

Energy (3.3%)
ConocoPhillips	77,170	4,700
Marathon Petroleum Corp.	49,138	2,969

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Energy continued
Pioneer Natural Resources Co.	10,953	1,780
Royal Dutch Shell PLC - Class A, ADR	138,411	5,592
Royal Dutch Shell PLC - Class B, ADR	238,065	9,244
Schlumberger, Ltd.	51,462	1,647

Total		25,932

Financials (12.7%)
American Express Co.	53,396	8,823
American International Group, Inc.	96,989	4,617
Ares Management Corp. - Class A	111,581	7,095
Athene Holding, Ltd. - Class A *	40,312	2,721
Bank of America Corp.	571,364	23,557
Berkshire Hathaway, Inc. - Class B *	15,236	4,234
The Charles Schwab Corp.	211,978	15,434
Chubb, Ltd.	28,632	4,551
CME Group, Inc.	29,881	6,355
Equitable Holdings, Inc.	202,723	6,173
The Hartford Financial Services Group, Inc.	45,631	2,828
Marsh & McLennan Cos., Inc.	29,485	4,148
The Progressive Corp.	22,009	2,162
Public Storage	6,166	1,854
S&P Global, Inc.	16,773	6,884

Total		101,436

Health Care (13.6%)
Align Technology, Inc. *	4,052	2,476
Anthem, Inc.	10,861	4,147
AstraZeneca PLC, ADR	115,349	6,909
Biogen, Inc. *	3,901	1,351
Boston Scientific Corp. *	123,536	5,282
Bristol-Myers Squibb Co.	98,248	6,565
Centene Corp. *	55,712	4,063
Danaher Corp.	25,432	6,825
Edwards Lifesciences Corp. *	33,860	3,507
Eli Lilly & Co.	49,824	11,436
HCA Healthcare, Inc.	10,448	2,160
Humana, Inc.	8,210	3,635
Illumina, Inc. *	5,186	2,454
Incyte Corp. *	7,519	633
Insulet Corp. *	5,644	1,549

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Intuitive Surgical, Inc. *	4,868	4,477
Laboratory Corp. of America Holdings *	6,741	1,860
McKesson Corp.	7,656	1,464
Pfizer, Inc.	268,935	10,532
PPD, Inc. *	20,400	940
Regeneron Pharmaceuticals, Inc. *	2,781	1,553
Royalty Pharma PLC	6,429	264
Seattle Genetics, Inc. *	6,641	1,048
Teleflex, Inc.	9,278	3,728
Thermo Fisher Scientific, Inc.	13,520	6,820
UnitedHealth Group, Inc.	12,277	4,916
Vertex Pharmaceuticals, Inc. *	8,620	1,738
Zoetis, Inc.	31,044	5,785

Total		108,117

Industrials (9.6%)
The Boeing Co. *	18,811	4,506
CSX Corp.	68,655	2,203
Equifax, Inc.	8,392	2,010
FedEx Corp.	27,701	8,264
Fortive Corp.	71,230	4,968
General Electric Co.	83,022	1,118
IHS Markit, Ltd.	46,424	5,230
Ingersoll-Rand, Inc. *	95,522	4,662
J.B. Hunt Transport Services, Inc.	30,133	4,910
Johnson Controls International PLC	63,667	4,370
Lockheed Martin Corp.	13,520	5,115
Otis Worldwide Corp.	30,371	2,484
Parker Hannifin Corp.	16,249	4,990
Raytheon Co.	83,509	7,124
Southwest Airlines Co. *	14,739	783
Trane Technologies PLC	13,252	2,440
Uber Technologies, Inc. *	21,393	1,072
Wabtec Corp.	82,527	6,792
Waste Management, Inc.	23,049	3,229

Total		76,270

Information Technology (21.5%)
Adobe Systems, Inc. *	6,664	3,903

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Advanced Micro Devices, Inc. *	89,930	8,447
Apple, Inc.	226,083	30,964
Cognizant Technology Solutions Corp. - Class A	53,730	3,721
FLEETCOR Technologies, Inc. *	21,338	5,464
Global Payments, Inc.	57,107	10,710
GoDaddy, Inc. *	22,962	1,997
KLA-Tencor Corp.	11,303	3,665
Marvell Technology, Inc.	137,090	7,996
Micron Technology, Inc. *	82,715	7,029
Microsoft Corp.	155,271	42,063
NVIDIA Corp.	2,477	1,982
PayPal Holdings, Inc. *	28,791	8,392
salesforce.com, Inc. *	31,025	7,579
ServiceNow, Inc. *	5,145	2,827
Shopify, Inc. *	2,870	4,193
Skyworks Solutions, Inc.	9,752	1,870
Snowflake, Inc. *	1,915	463
Teradyne, Inc.	8,877	1,189
Texas Instruments, Inc.	39,028	7,505
UiPath, Inc. *	1,868	127
Visa, Inc. - Class A	27,962	6,538
Workday, Inc. - Class A *	11,466	2,737

Total		171,361

Materials (2.7%)
Ball Corp.	23,901	1,936
Celanese Corp. - Class A	31,052	4,708
Crown Holdings, Inc.	19,040	1,946
FMC Corp.	34,366	3,718
Linde PLC	16,453	4,757
PPG Industries, Inc.	25,013	4,246

Total		21,311

Real Estate (2.1%)
American Tower Corp.	23,133	6,249
Prologis, Inc.	40,424	4,832
Welltower, Inc.	67,125	5,578

Total		16,659

Utilities (2.8%)
Duke Energy Corp.	72,239	7,131
Edison International	68,445	3,958
Exelon Corp.	116,160	5,147

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)

Utilities continued
FirstEnergy Corp.	168,496	6,270

Total		22,506

Total Common Stocks
(Cost: $552,711)		786,852

Investment Companies (0.8%)

Investment Companies (0.8%)
SPDR S&P 500 ETF Trust	15,696	6,719

Total		6,719

Total Investment Companies
(Cost: $6,659)		6,719

Short-Term Investments (0.9%)

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	7,128,397	7,128

Total		7,128

Total Short-Term Investments
(Cost: $7,128)		7,128

Total Investments (100.4%)
(Cost: $566,498)@		800,699

Other Assets, Less
Liabilities (-0.4%)		(3,427)

Net Assets (100.0%)		797,272

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $566,498 and the net unrealized appreciation of investments based on that cost was $234,201 which is comprised of $235,907 aggregate gross unrealized appreciation and $1,706 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$786,852	$-	$-
Investment Companies	6,719	-	-
Short-Term Investments	7,128	-	-
Total Assets:	$800,699	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	24.2%
Health Care	16.8%
Consumer Discretionary	16.6%
Industrials	14.1%
Communication Services	12.9%
Consumer Staples	4.6%
Short-Term Investments & Other Net Assets	3.1%
Materials	3.0%
Information Technology	2.9%
Energy	1.8%

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (12.9%)
Alphabet, Inc. - Class A *	2,116	5,167
Comcast Corp. - Class A	159,535	9,097
Facebook, Inc. - Class A *	15,371	5,345
Omnicom Group, Inc.	67,490	5,398

Total		25,007

Consumer Discretionary (16.6%)
Booking Holdings, Inc. *	2,775	6,072
Dollar General Corp.	41,591	9,000
Dollar Tree, Inc. *	69,394	6,905
Sony Corp., ADR	78,219	7,604
The TJX Cos., Inc.	38,522	2,597

Total		32,178

Consumer Staples (4.6%)
PepsiCo, Inc.	13,604	2,015
Unilever PLC, ADR	119,707	7,003

Total		9,018

Energy (1.8%)
Schlumberger, Ltd.	113,360	3,629

Total		3,629

Financials (24.2%)
Arch Capital Group, Ltd. *	74,551	2,903

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Berkshire Hathaway, Inc. - Class B *	47,201	13,118
The Charles Schwab Corp.	114,635	8,347
Chubb, Ltd.	24,818	3,945
JPMorgan Chase & Co.	47,230	7,346
Northern Trust Corp.	51,330	5,935
The Progressive Corp.	54,683	5,370

Total		46,964

Health Care (16.8%)
Fresenius Medical Care AG & Co. KGaA, ADR	140,158	5,826
Koninklijke Philips NV	126,353	6,280
Quest Diagnostics, Inc.	60,350	7,964
Smith & Nephew PLC, ADR	123,044	5,345
UnitedHealth Group, Inc.	18,100	7,248

Total		32,663

Industrials (14.1%)
Dover Corp.	27,979	4,214
Eaton Corp. PLC	28,852	4,275
Emerson Electric Co.	29,465	2,836
Expeditors International of Washington, Inc.	19,293	2,442
Masco Corp.	165,164	9,730
PACCAR, Inc.	42,896	3,828

Total		27,325

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Information Technology (2.9%)
Micron Technology, Inc. *	65,696	5,583

Total		5,583

Materials (3.0%)
PPG Industries, Inc.	34,715	5,894

Total		5,894

Total Common Stocks
(Cost: $135,641)		188,261

Short-Term Investments (3.1%)

Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	5,930,324	5,930

Total		5,930

Total Short-Term Investments
(Cost: $5,930)		5,930

Total Investments (100.0%)
(Cost: $141,571)@		194,191

Other Assets, Less
Liabilities (0.0%)		14

Net Assets (100.0%)		194,205

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $141,571 and the net unrealized appreciation of investments based on that cost was $52,620 which is comprised of $55,672 aggregate gross unrealized appreciation and $3,052 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$188,261	$-	$-
Short-Term Investments	5,930	-	-
Total Assets:	$194,191	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	27.1%
Health Care	12.8%
Consumer Discretionary	12.1%
Financials	11.2%
Communication Services	11.0%
Industrials	8.4%
Consumer Staples	5.8%
Energy	2.8%
Materials	2.6%
Real Estate	2.6%
Utilities	2.4%
Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in exchange traded funds and derivative instruments, such as equity index futures for cash management and liquidity purposes to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (11.0%)
Activision Blizzard, Inc.	105,084	10,029
Alphabet, Inc. - Class A *	40,993	100,096
Alphabet, Inc. - Class C *	38,813	97,278
AT&T, Inc.	972,199	27,980
Charter Communications, Inc. - Class A *	18,773	13,544
Comcast Corp. - Class A	623,798	35,569
Discovery Communications, Inc. - Class A *	22,115	678
Discovery Communications, Inc. - Class C *	43,668	1,265
DISH Network Corp. - Class A *	34,111	1,426
Electronic Arts, Inc.	38,968	5,605
Facebook, Inc. - Class A *	326,594	113,560
Fox Corp.	21,340	751
Fox Corp. - Class A	42,670	1,584
The Interpublic Group of Companies, Inc.	53,804	1,748
Live Nation Entertainment, Inc. *	19,725	1,728
Lumen Technologies Inc	136,211	1,851
Netflix, Inc. *	60,381	31,894
News Corp. - Class A	53,931	1,390
News Corp. - Class B	16,798	409
Omnicom Group, Inc.	29,655	2,372
Take-Two Interactive Software, Inc. *	15,867	2,809
T-Mobile US, Inc. *	80,402	11,645
Twitter, Inc. *	107,279	7,382
Verizon Communications, Inc.	564,313	31,618
ViacomCBS, Inc.	82,545	3,731
The Walt Disney Co. *	247,657	43,531

Total		551,473

Consumer Discretionary (12.1%)
Advance Auto Parts, Inc.	9,322	1,912
Amazon.com, Inc. *	58,431	201,012
Aptiv PLC *	36,314	5,713
AutoZone, Inc. *	2,935	4,380
Best Buy Co., Inc.	30,385	3,494
Booking Holdings, Inc. *	5,592	12,236
BorgWarner, Inc.	33,721	1,637

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Caesars Entertainment, Inc. *	28,539	2,961
CarMax, Inc. *	22,820	2,947
Carnival Corp. *	109,318	2,882
Chipotle Mexican Grill, Inc. *	3,860	5,984
D.R. Horton, Inc.	44,087	3,984
Darden Restaurants, Inc.	17,961	2,622
Dollar General Corp.	32,196	6,967
Dollar Tree, Inc. *	30,986	3,083
Domino’s Pizza, Inc.	5,105	2,381
eBay, Inc.	87,937	6,174
Etsy, Inc. *	17,394	3,580
Expedia, Inc. *	19,534	3,198
Ford Motor Co. *	529,254	7,865
The Gap, Inc.	28,378	955
Garmin, Ltd.	20,577	2,976
General Motors Co. *	176,166	10,424
Genuine Parts Co.	19,901	2,517
Hanesbrands, Inc.	48,050	897
Hasbro, Inc.	17,580	1,662
Hilton Worldwide Holdings, Inc. *	38,273	4,616
The Home Depot, Inc.	144,928	46,216
L Brands, Inc.	32,227	2,322
Las Vegas Sands Corp. *	45,308	2,387
Leggett & Platt, Inc.	18,278	947
Lennar Corp. - Class A	37,952	3,771
LKQ Corp. *	38,624	1,901
Lowe’s Companies, Inc.	96,353	18,690
Marriott International, Inc. - Class A *	36,687	5,009
McDonald’s Corp.	101,537	23,454
MGM Resorts International	56,555	2,412
Mohawk Industries, Inc. *	7,475	1,437
Newell Brands, Inc.	52,092	1,431
NIKE, Inc. - Class B	173,094	26,741
Norwegian Cruise Line Holdings, Ltd. *	49,769	1,464
NVR, Inc. *	450	2,238
O’Reilly Automotive, Inc. *	9,345	5,291
Penn National Gaming, Inc. *	20,370	1,558
Pool Corp.	5,540	2,541
PulteGroup, Inc.	34,275	1,870
PVH Corp. *	9,807	1,055
Ralph Lauren Corp.	6,652	784
Ross Stores, Inc.	47,873	5,936

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Royal Caribbean Cruises, Ltd. *	29,997	2,558
Starbucks Corp.	160,670	17,965
Tapestry, Inc. *	38,268	1,664
Target Corp.	67,433	16,301
Tesla Motors, Inc. *	104,972	71,349
The TJX Cos., Inc.	165,803	11,178
Tractor Supply Co.	15,253	2,838
Ulta Beauty, Inc. *	7,330	2,535
Under Armour, Inc. - Class A *	26,008	550
Under Armour, Inc. - Class C *	26,845	499
VF Corp.	44,116	3,619
Whirlpool Corp.	8,628	1,881
Wynn Resorts, Ltd. *	14,416	1,763
Yum! Brands, Inc.	41,585	4,784

Total		607,998

Consumer Staples (5.8%)
Altria Group, Inc.	250,510	11,944
Archer-Daniels-Midland Co.	76,753	4,651
Brown-Forman Corp. - Class B	25,179	1,887
Campbell Soup Co.	27,937	1,274
Church & Dwight Co., Inc.	34,343	2,927
The Clorox Co.	16,542	2,976
The Coca-Cola Co.	528,197	28,581
Colgate-Palmolive Co.	114,509	9,315
Conagra Brands, Inc.	63,449	2,308
Constellation Brands, Inc. - Class A	22,761	5,324
Costco Wholesale Corp.	60,061	23,764
The Estee Lauder Cos., Inc. - Class A	31,728	10,092
General Mills, Inc.	81,964	4,994
The Hershey Co.	19,511	3,398
Hormel Foods Corp.	38,729	1,849
The J.M. Smucker Co.	15,711	2,036
Kellogg Co.	35,087	2,257
Kimberly-Clark Corp.	45,895	6,140
The Kraft Heinz Co.	89,389	3,645
The Kroger Co.	102,967	3,945
Lamb Weston Holdings, Inc.	20,187	1,628
McCormick & Co., Inc.	34,307	3,030
Molson Coors Beverage Co. - Class B *	25,954	1,394
Mondelez International, Inc.	191,186	11,938

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Monster Beverage Corp. *	49,385	4,511
PepsiCo, Inc.	188,050	27,863
Philip Morris International, Inc.	211,803	20,992
The Procter & Gamble Co.	333,707	45,027
Sysco Corp.	70,265	5,463
Tyson Foods, Inc. - Class A	40,574	2,993
Walgreens Boots Alliance, Inc.	99,332	5,226
Walmart, Inc.	187,154	26,393

Total		289,765

Energy (2.8%)
APA Corp.	52,071	1,126
Baker Hughes	100,594	2,301
Cabot Oil & Gas Corp.	54,982	960
Chevron Corp.	262,626	27,507
ConocoPhillips	184,421	11,231
Devon Energy Corp.	81,620	2,382
Diamondback Energy, Inc.	25,088	2,356
EOG Resources, Inc.	78,760	6,572
Exxon Mobil Corp.	577,053	36,401
Halliburton Co.	121,947	2,819
Hess Corp.	37,700	3,292
Kinder Morgan, Inc.	260,852	4,755
Marathon Oil Corp.	108,892	1,483
Marathon Petroleum Corp.	87,450	5,284
NOV, Inc. *	53,559	821
Occidental Petroleum Corp.	115,612	3,615
ONEOK, Inc.	61,303	3,411
Phillips 66	58,662	5,034
Pioneer Natural Resources Co.	31,589	5,134
Schlumberger, Ltd.	192,027	6,147
Valero Energy Corp.	56,254	4,392
The Williams Cos., Inc.	162,121	4,304

Total		141,327

Financials (11.2%)
AFLAC, Inc.	84,769	4,549
The Allstate Corp.	40,755	5,316
American Express Co.	88,126	14,561
American International Group, Inc.	115,997	5,521
Ameriprise Financial, Inc.	16,227	4,039
Aon PLC	30,929	7,385
Arthur J. Gallagher & Co.	27,927	3,912
Assurant, Inc.	8,183	1,278
Bank of America Corp.	1,027,877	42,379

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
The Bank of New York Mellon Corp.	109,480	5,609
Berkshire Hathaway, Inc. - Class B *	258,346	71,799
BlackRock, Inc.	19,375	16,953
Capital One Financial Corp.	61,540	9,520
CBOE Holdings, Inc.	14,904	1,774
The Charles Schwab Corp.	205,692	14,976
Chubb, Ltd.	61,465	9,769
Cincinnati Financial Corp.	20,642	2,407
Citigroup, Inc.	281,749	19,934
Citizens Financial Group, Inc.	58,913	2,702
CME Group, Inc.	48,855	10,390
Comerica, Inc.	19,187	1,369
Discover Financial Services	41,086	4,860
Everest Re Group, Ltd.	5,513	1,389
Fifth Third Bancorp	94,613	3,617
First Republic Bank	23,995	4,491
Franklin Resources, Inc.	37,588	1,202
Globe Life, Inc.	13,283	1,265
The Goldman Sachs Group, Inc.	46,373	17,600
The Hartford Financial Services Group, Inc.	49,430	3,063
Huntington Bancshares, Inc.	202,055	2,883
Intercontinental Exchange, Inc.	77,513	9,201
Invesco, Ltd.	51,960	1,389
JPMorgan Chase & Co.	412,613	64,178
KeyCorp	127,936	2,642
Lincoln National Corp.	25,061	1,575
Loews Corp.	32,145	1,757
M&T Bank Corp.	17,698	2,572
MarketAxess Holdings, Inc.	5,237	2,428
Marsh & McLennan Cos., Inc.	68,922	9,696
MetLife, Inc.	100,703	6,027
Moody’s Corp.	21,814	7,905
Morgan Stanley	202,886	18,603
MSCI, Inc.	11,401	6,078
Nasdaq, Inc.	15,840	2,785
Northern Trust Corp.	28,710	3,319
People’s United Financial, Inc.	58,608	1,004
PNC Financial Services Group, Inc.	57,667	11,001
Principal Financial Group, Inc.	32,971	2,083
The Progressive Corp.	79,305	7,789
Prudential Financial, Inc.	53,227	5,454

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	16,812	2,184
Regions Financial Corp.	132,491	2,674
S&P Global, Inc.	32,794	13,460
State Street Corp.	46,957	3,864
SVB Financial Group *	7,412	4,124
Synchrony Financial	71,964	3,492
T. Rowe Price Group, Inc.	30,484	6,035
The Travelers Cos., Inc.	34,062	5,099
Truist Financial Corp.	183,602	10,190
U.S. Bancorp	184,036	10,484
Unum Group	28,094	798
W.R. Berkley Corp.	19,422	1,446
Wells Fargo & Co.	563,237	25,509
Willis Towers Watson PLC	17,207	3,958
Zions Bancorporation	22,625	1,196

Total		558,511

Health Care (12.8%)
Abbott Laboratories	241,409	27,987
AbbVie, Inc.	240,698	27,112
ABIOMED, Inc. *	6,234	1,946
Agilent Technologies, Inc.	42,106	6,224
Alexion Pharmaceuticals, Inc. *	30,189	5,546
Align Technology, Inc. *	9,653	5,898
AmerisourceBergen Corp.	20,286	2,323
Amgen, Inc.	78,315	19,089
Anthem, Inc.	33,176	12,667
Baxter International, Inc.	68,719	5,532
Becton Dickinson and Co.	40,041	9,738
Biogen, Inc. *	20,326	7,038
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,913
Boston Scientific Corp. *	193,982	8,295
Bristol-Myers Squibb Co.	304,496	20,346
Cardinal Health, Inc.	37,958	2,167
Catalent, Inc. *	22,697	2,454
Centene Corp. *	79,982	5,833
Cerner Corp.	40,463	3,163
Charles River Laboratories International, Inc. *	6,814	2,521
Cigna Corp.	46,773	11,088
The Cooper Cos., Inc.	6,765	2,681
CVS Health Corp.	180,443	15,056
Danaher Corp.	86,576	23,234
DaVita, Inc. *	9,009	1,085

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Dentsply Sirona, Inc.	30,149	1,907
Dexcom, Inc. *	13,247	5,656
Edwards Lifesciences Corp. *	84,512	8,753
Eli Lilly & Co.	108,145	24,821
Gilead Sciences, Inc.	172,923	11,908
HCA Healthcare, Inc.	35,708	7,382
Henry Schein, Inc. *	19,696	1,461
Hologic, Inc. *	35,454	2,366
Humana, Inc.	17,657	7,817
IDEXX Laboratories, Inc. *	11,519	7,275
Illumina, Inc. *	20,136	9,529
Incyte Corp. *	25,678	2,160
Intuitive Surgical, Inc. *	16,195	14,894
IQVIA Holdings, Inc. *	25,853	6,265
Johnson & Johnson	358,946	59,133
Laboratory Corp. of America Holdings *	13,436	3,706
McKesson Corp.	22,166	4,239
Medtronic PLC	183,348	22,759
Merck & Co., Inc.	344,771	26,813
Mettler-Toledo International, Inc. *	3,154	4,369
Organon & Co. *	34,671	1,049
PerkinElmer, Inc.	15,447	2,385
Perrigo Co. PLC	18,828	863
Pfizer, Inc.	762,918	29,876
Quest Diagnostics, Inc.	17,444	2,302
Regeneron Pharmaceuticals, Inc. *	14,186	7,923
ResMed, Inc.	19,991	4,928
STERIS PLC	13,309	2,746
Stryker Corp.	44,520	11,563
Teleflex, Inc.	6,424	2,581
Thermo Fisher Scientific, Inc.	53,572	27,025
UnitedHealth Group, Inc.	128,631	51,509
Universal Health Services, Inc. - Class B	10,722	1,570
Vertex Pharmaceuticals, Inc. *	35,242	7,106
Viatris, Inc.	166,424	2,378
Waters Corp. *	8,129	2,809
West Pharmaceutical Services, Inc.	10,198	3,662
Zimmer Biomet Holdings, Inc.	28,593	4,598
Zoetis, Inc.	64,672	12,052

Total		643,074

Industrials (8.4%)
3M Co.	78,839	15,660
A.O. Smith Corp.	18,683	1,346
Alaska Air Group, Inc. *	17,059	1,029

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Allegion PLC	11,636	1,621
American Airlines Group, Inc. *	83,448	1,770
AMETEK, Inc.	31,737	4,237
The Boeing Co. *	74,578	17,866
C.H. Robinson Worldwide, Inc.	17,273	1,618
Carrier Global Corp.	112,383	5,462
Caterpillar, Inc.	75,001	16,322
Cintas Corp.	12,124	4,631
Copart, Inc. *	28,665	3,779
CSX Corp.	307,521	9,865
Cummins, Inc.	19,830	4,835
Deere & Co.	42,424	14,963
Delta Air Lines, Inc. *	87,974	3,806
Dover Corp.	19,879	2,994
Eaton Corp. PLC	54,971	8,146
Emerson Electric Co.	81,009	7,796
Equifax, Inc.	16,780	4,019
Expeditors International of Washington, Inc.	23,350	2,956
Fastenal Co.	79,196	4,118
FedEx Corp.	33,326	9,942
Fortive Corp.	46,515	3,244
Fortune Brands Home & Security, Inc.	19,165	1,909
Generac Holdings, Inc. *	8,613	3,576
General Dynamics Corp.	31,278	5,888
General Electric Co.	1,197,919	16,124
Honeywell International, Inc.	94,639	20,759
Howmet Aerospace, Inc. *	53,833	1,856
Huntington Ingalls Industries, Inc.	5,586	1,177
IDEX Corp.	10,443	2,298
IHS Markit, Ltd.	51,413	5,792
Illinois Tool Works, Inc.	39,102	8,742
Ingersoll-Rand, Inc. *	51,277	2,503
J.B. Hunt Transport Services, Inc.	11,517	1,877
Jacobs Engineering Group, Inc.	17,881	2,386
Johnson Controls International PLC	97,585	6,697
Kansas City Southern	12,787	3,623
L3Harris Technologies, Inc.	27,510	5,946
Lockheed Martin Corp.	33,189	12,557
Masco Corp.	36,146	2,129
Nielsen Holdings PLC	49,247	1,215
Norfolk Southern Corp.	33,961	9,014
Northrop Grumman Corp.	20,404	7,415
Old Dominion Freight Line, Inc.	12,692	3,221
Otis Worldwide Corp.	54,360	4,445

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
PACCAR, Inc.	47,790	4,265
Parker Hannifin Corp.	17,271	5,304
Pentair PLC	22,947	1,549
Quanta Services, Inc.	19,155	1,735
Raytheon Co.	206,099	17,582
Republic Services, Inc.	29,018	3,192
Robert Half International, Inc.	15,724	1,399
Rockwell Automation, Inc.	15,510	4,436
Rollins, Inc.	30,518	1,044
Roper Technologies, Inc.	14,149	6,653
Snap-on, Inc.	7,479	1,671
Southwest Airlines Co. *	81,427	4,323
Stanley Black & Decker, Inc.	22,102	4,531
Teledyne Technologies, Inc. *	6,386	2,675
Textron, Inc.	29,435	2,024
Trane Technologies PLC	33,097	6,095
TransDigm Group, Inc. *	7,509	4,861
Union Pacific Corp.	90,548	19,914
United Continental Holdings, Inc. *	43,638	2,282
United Parcel Service, Inc. - Class B	98,662	20,519
United Rentals, Inc. *	9,951	3,174
Verisk Analytics, Inc.	21,578	3,770
W.W. Grainger, Inc.	5,865	2,569
Wabtec Corp.	24,680	2,031
Waste Management, Inc.	52,591	7,369
Xylem, Inc.	24,862	2,982

Total		421,123

Information Technology (27.1%)
Accenture PLC - Class A	86,362	25,459
Adobe Systems, Inc. *	65,154	38,157
Advanced Micro Devices, Inc. *	165,614	15,556
Akamai Technologies, Inc. *	22,457	2,618
Amphenol Corp. - Class A	80,389	5,499
Analog Devices, Inc.	50,069	8,620
ANSYS, Inc. *	11,847	4,112
Apple, Inc.	2,138,134	292,839
Applied Materials, Inc.	124,926	17,789
Arista Networks, Inc. *	7,515	2,723
Autodesk, Inc. *	30,362	8,863
Automatic Data Processing, Inc.	57,683	11,457
Broadcom, Inc.	55,654	26,538

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Broadridge Financial Solutions, Inc.	15,949	2,576
Cadence Design Systems, Inc. *	37,344	5,109
CDW Corp.	19,727	3,445
Cisco Systems, Inc.	574,418	30,444
Citrix Systems, Inc.	16,985	1,992
Cognizant Technology Solutions Corp. - Class A	71,986	4,986
Corning, Inc.	105,393	4,311
DXC Technology Co. *	35,095	1,367
Enphase Energy, Inc. *	18,769	3,447
F5 Networks, Inc. *	7,722	1,441
Fidelity National Information Services, Inc.	84,652	11,993
Fiserv, Inc. *	81,182	8,678
FLEETCOR Technologies, Inc. *	11,505	2,946
Fortinet, Inc. *	18,586	4,427
Gartner, Inc. *	11,691	2,832
Global Payments, Inc.	40,455	7,587
Hewlett Packard Enterprise Co.	177,540	2,588
HP, Inc.	163,737	4,943
Intel Corp.	550,400	30,899
International Business Machines Corp.	121,844	17,861
Intuit, Inc.	37,210	18,239
IPG Photonics Corp. *	4,926	1,038
Jack Henry & Associates, Inc.	9,632	1,575
Juniper Networks, Inc.	45,486	1,244
Keysight Technologies, Inc. *	24,570	3,794
KLA-Tencor Corp.	20,850	6,760
Lam Research Corp.	19,353	12,593
Leidos Holdings, Inc.	18,455	1,866
Mastercard, Inc. - Class A	119,238	43,533
Maxim Integrated Products, Inc.	36,874	3,885
Microchip Technology, Inc.	37,849	5,667
Micron Technology, Inc. *	151,779	12,898
Microsoft Corp.	1,026,593	278,104
Monolithic Power Systems	5,845	2,183
Motorola Solutions, Inc.	22,689	4,920
NetApp, Inc.	30,815	2,521
NortonLifeLock, Inc.	76,405	2,080
NVIDIA Corp.	84,954	67,972
NXP Semiconductors NV	37,232	7,659
Oracle Corp.	247,616	19,274
Paychex, Inc.	44,137	4,736

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Paycom Software, Inc. *	6,758	2,456
PayPal Holdings, Inc. *	159,938	46,619
PTC, Inc. *	14,404	2,035
Qorvo, Inc. *	14,926	2,920
QUALCOMM, Inc.	153,752	21,976
salesforce.com, Inc. *	126,219	30,831
Seagate Technology Holdings PLC	27,523	2,420
ServiceNow, Inc. *	26,914	14,791
Skyworks Solutions, Inc.	23,005	4,411
Synopsys, Inc. *	20,497	5,653
TE Connectivity, Ltd.	44,550	6,024
Teradyne, Inc.	22,907	3,069
Texas Instruments, Inc.	125,849	24,201
Trimble Navigation, Ltd. *	34,306	2,807
Tyler Technologies, Inc. *	5,563	2,516
VeriSign, Inc. *	13,187	3,003
Visa, Inc. - Class A	230,602	53,919
Western Digital Corp. *	41,969	2,987
Western Union Co.	56,713	1,303
Xilinx, Inc.	33,814	4,891
Zebra Technologies Corp. - Class A *	7,355	3,894

Total		1,359,369

Materials (2.6%)
Air Products and Chemicals, Inc.	30,475	8,767
Albemarle Corp.	15,981	2,692
Amcor PLC	204,147	2,340
Avery Dennison Corp.	11,507	2,419
Ball Corp.	45,124	3,656
Celanese Corp. - Class A	16,102	2,441
CF Industries Holdings, Inc.	29,509	1,518
Corteva, Inc.	99,460	4,411
Dow, Inc.	102,323	6,475
DuPont de Nemours, Inc.	72,190	5,588
Eastman Chemical Co.	18,688	2,182
Ecolab, Inc.	33,574	6,915
FMC Corp.	17,900	1,937
Freeport-McMoRan, Inc.	200,419	7,438
International Flavors & Fragrances, Inc.	33,302	4,975
International Paper Co.	51,904	3,182
Linde PLC	70,907	20,499
LyondellBasell Industries NV - Class A	35,469	3,649
Martin Marietta Materials, Inc.	8,591	3,022

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Materials continued
The Mosaic Co.	47,588	1,519
Newmont Mining Corp.	110,716	7,017
Nucor Corp.	41,090	3,942
Packaging Corp. of America	13,082	1,772
PPG Industries, Inc.	32,584	5,532
Sealed Air Corp.	21,403	1,268
The Sherwin-Williams Co.	32,609	8,884
Vulcan Materials Co.	18,279	3,182
WestRock Co.	36,233	1,928

Total		129,150

Real Estate (2.6%)
Alexandria Real Estate Equities, Inc.	18,698	3,402
American Tower Corp.	61,977	16,742
AvalonBay Communities, Inc.	19,259	4,019
Boston Properties, Inc.	19,540	2,239
CBRE Group, Inc. *	46,275	3,967
Crown Castle International Corp.	59,411	11,591
Digital Realty Trust, Inc.	38,648	5,815
Duke Realty Corp.	51,310	2,429
Equinix, Inc.	12,109	9,719
Equity Residential	47,243	3,638
Essex Property Trust, Inc.	8,995	2,699
Extra Space Storage, Inc.	17,940	2,939
Federal Realty Investment Trust	9,496	1,113
Healthpeak Properties, Inc.	74,265	2,472
Host Hotels & Resorts, Inc. *	97,298	1,663
Iron Mountain, Inc.	39,752	1,682
Kimco Realty Corp.	59,663	1,244
Mid-America Apartment Communities, Inc.	15,777	2,657
Prologis, Inc.	100,651	12,031
Public Storage	20,480	6,158
Realty Income Corp.	51,163	3,415
Regency Centers Corp.	21,769	1,395
SBA Communications Corp.	15,277	4,869
Simon Property Group, Inc.	44,113	5,756
UDR, Inc.	40,623	1,990
Ventas, Inc.	51,671	2,950
Vornado Realty Trust	21,635	1,010
Welltower, Inc.	55,757	4,633
Weyerhaeuser Co.	102,968	3,544

Total		127,781

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities (2.4%)
The AES Corp.	91,753	2,392
Alliant Energy Corp.	34,454	1,921
Ameren Corp.	34,154	2,734
American Electric Power Co., Inc.	68,476	5,792
American Water Works Co., Inc.	25,006	3,854
Atmos Energy Corp.	18,820	1,809
CenterPoint Energy, Inc.	80,804	1,981
CMS Energy Corp.	39,499	2,334
Consolidated Edison, Inc.	47,194	3,385
Dominion Resources, Inc.	110,392	8,122
DTE Energy Co.	26,701	3,460
Duke Energy Corp.	103,901	10,257
Edison International	52,215	3,019
Entergy Corp.	27,621	2,754
Evergy, Inc.	31,291	1,891

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Eversource Energy	47,292	3,795
Exelon Corp.	131,462	5,825
FirstEnergy Corp.	74,849	2,785
NextEra Energy, Inc.	266,421	19,523
NiSource, Inc.	52,863	1,295
NRG Energy, Inc.	33,690	1,358
Pinnacle West Capital Corp.	15,533	1,273
PPL Corp.	106,058	2,966
Public Service Enterprise Group, Inc.	67,425	4,028
Sempra Energy	42,946	5,690
The Southern Co.	145,738	8,819
WEC Energy Group, Inc.	43,513	3,870
Xcel Energy, Inc.	72,537	4,779

Total		121,711

Total Common Stocks
(Cost: $1,666,592)		4,951,282

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #,ß	52,875,161	52,875

Total		52,875

Total Short-Term Investments
(Cost: $52,875)		52,875

Total Investments (99.9%)
(Cost: $1,719,467)@		5,004,157

Other Assets, Less
Liabilities (0.1%)		4,192

Net Assets (100.0%)		5,008,349

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini S&P 500 Futures	Long	USD	13	266	9/21	$57,038	$1,362	$86

							$1,362	$86

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or	$-	$86	$86	$-	$-	$-	$-
Centrally Cleared Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

ß

Cash or securities with an aggregate value of $52,875 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,719,467 and the net unrealized appreciation of investments based on that cost was $3,286,052 which is comprised of $3,343,088 aggregate gross unrealized appreciation and $57,036 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$4,951,282	$-	$-
Short-Term Investments	52,875	-	-
Other Financial Instruments^
Futures	1,362	-	-
Total Assets:	$5,005,519	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio (unaudited)

  Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	22.2%
Health Care	22.0%
Consumer Staples	11.7%
Industrials	10.6%
Information Technology	8.7%
Energy	6.2%
Utilities	5.3%
Communication Services	4.6%
Consumer Discretionary	4.0%
Short-Term Investments & Other Net Assets	1.8%
Materials	1.7%
Real Estate	1.2%

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest in a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)

Communication Services (4.6%)
Verizon Communications, Inc.	145,812	8,170
The Walt Disney Co. *	13,968	2,455

Total		10,625

Consumer Discretionary (4.0%)
Advance Auto Parts, Inc.	18,893	3,876
Dollar Tree, Inc. *	36,060	3,588
Honda Motor Co., Ltd., ADR	53,831	1,732

Total		9,196

Consumer Staples (11.7%)
Colgate-Palmolive Co.	24,462	1,990
Conagra Brands, Inc.	60,807	2,212
Danone SA	17,726	1,248
Kimberly-Clark Corp.	14,955	2,001
Koninklijke Ahold Delhaize NV	64,969	1,931
Mondelez International, Inc.	51,605	3,222
PepsiCo, Inc.	25,489	3,777
The Procter & Gamble Co.	13,713	1,850
Unilever PLC, ADR	97,393	5,698
Walmart, Inc.	21,748	3,067

Total		26,996

Energy (6.2%)
Baker Hughes	76,447	1,748
Chevron Corp.	51,652	5,410
ConocoPhillips	62,258	3,792
Total SA, ADR	75,744	3,428

Total		14,378

Financials (22.2%)
AFLAC, Inc.	63,281	3,396
The Allstate Corp.	18,309	2,388
Ameriprise Financial, Inc.	9,453	2,353
The Bank of New York Mellon Corp.	148,152	7,590
Berkshire Hathaway, Inc. - Class B *	31,682	8,805
Chubb, Ltd.	26,611	4,229
JPMorgan Chase & Co.	48,503	7,544
MetLife, Inc.	33,544	2,008
Northern Trust Corp.	21,754	2,515
Truist Financial Corp.	94,917	5,268

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)

Financials continued
U.S. Bancorp	90,034	5,129

Total		51,225

Health Care (22.0%)
Becton Dickinson and Co.	14,892	3,622
Cerner Corp.	53,081	4,149
Cigna Corp.	11,262	2,670
CVS Health Corp.	30,583	2,552
Johnson & Johnson	65,041	10,715
McKesson Corp.	9,118	1,744
Medtronic PLC	82,430	10,232
Merck & Co., Inc.	59,272	4,610
Pfizer, Inc.	43,846	1,717
Quest Diagnostics, Inc.	13,855	1,828
Roche Holding AG	4,279	1,612
Universal Health Services, Inc. - Class B	14,780	2,164
Zimmer Biomet Holdings, Inc.	20,063	3,226

Total		50,841

Industrials (10.6%)
Emerson Electric Co.	59,934	5,768
General Dynamics Corp.	13,624	2,565
Johnson Controls International PLC	18,882	1,296
Norfolk Southern Corp.	7,403	1,965
nVent Electric PLC	73,619	2,300
Raytheon Co.	44,456	3,793
Republic Services, Inc.	18,034	1,984
Siemens AG	21,721	3,441
Southwest Airlines Co. *	23,818	1,264

Total		24,376

Information Technology (8.7%)
Automatic Data Processing, Inc.	11,858	2,355
Cisco Systems, Inc.	121,066	6,417
F5 Networks, Inc. *	13,055	2,437
Oracle Corp.	46,229	3,598
TE Connectivity, Ltd.	13,085	1,769
Texas Instruments, Inc.	18,112	3,483

Total		20,059

Materials (1.7%)
Mondi PLC	61,639	1,621

Common Stocks (98.2%)	Shares/ Par +	Value $ (000’s)

Materials continued
Sonoco Products Co.	35,522	2,376

Total		3,997

Real Estate (1.2%)
Healthpeak Properties, Inc.	79,086	2,633

Total		2,633

Utilities (5.3%)
Duke Energy Corp.	25,906	2,557
Eversource Energy	24,184	1,941
Pinnacle West Capital Corp.	52,819	4,330
Xcel Energy, Inc.	52,796	3,478

Total		12,306

Total Common Stocks
(Cost: $189,468)		226,632

Short-Term Investments (1.6%)

Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	3,627,410	3,627

Total		3,627

Total Short-Term Investments
(Cost: $3,627)		3,627

Total Investments (99.8%)
(Cost: $193,095)@		230,259

Other Assets, Less
Liabilities (0.2%)		533

Net Assets (100.0%)		230,792

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CHF	98	106	9/30/2021	$-	$(1)	$(1)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,352	1,465	9/30/2021	9	-	9
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,194	8,546	9/30/2021	32	-	32
Buy	Morgan Stanley Capital Services, Inc.	GBP	244	339	9/30/2021	-	(2)	(2)
Sell	Morgan Stanley Capital Services, Inc.	GBP	4,779	6,612	9/30/2021	28	-	28
Sell	Morgan Stanley Capital Services, Inc.	JPY	164,557	1,482	9/30/2021	6	-	6

						$75	$(3)	$72

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$75	-	$75	$(3)	-	-	$(3)

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $193,095 and the net unrealized appreciation of investments based on that cost was $37,236 which is comprised of $37,605 aggregate gross unrealized appreciation and $369 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$226,632	$-	$-
Short-Term Investments	3,627	-	-
Other Financial Instruments^
Forward Currency Contracts	-	75	-
Total Assets:	$230,259	$75	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(3)	-
Total Liabilities:	$-	$(3)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	18.2%
Health Care	17.4%
Financials	15.3%
Industrials	12.3%
Communication Services	8.7%
Consumer Discretionary	8.6%
Consumer Staples	5.8%
Energy	3.6%
Real Estate	3.3%
Materials	3.1%
Utilities	2.7%
Short-Term Investments & Other Net Assets	1.0%

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.7%)
Comcast Corp. - Class A	558,411	31,840
Verizon Communications, Inc.	498,300	27,920
The Walt Disney Co. *	171,036	30,063

Total		89,823

Consumer Discretionary (8.6%)
Dollar General Corp.	144,440	31,255
Dollar Tree, Inc. *	262,200	26,089
Lowe’s Companies, Inc.	163,100	31,637

Total		88,981

Consumer Staples (5.8%)
Archer-Daniels-Midland Co.	468,500	28,391
Conagra Brands, Inc.	850,233	30,931

Total		59,322

Energy (3.6%)
ConocoPhillips	610,900	37,204

Total		37,204

Financials (15.3%)
American International Group, Inc.	654,600	31,159
Discover Financial Services	283,813	33,572
MetLife, Inc.	517,832	30,992
Truist Financial Corp.	541,200	30,037
U.S. Bancorp	563,700	32,114

Total		157,874

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Health Care (17.4%)
Cardinal Health, Inc.	527,200	30,098
Cigna Corp.	125,603	29,777
CVS Health Corp.	357,200	29,805
Johnson & Johnson	180,700	29,768
Merck & Co., Inc.	409,500	31,847
Viatris, Inc.	1,945,975	27,808

Total		179,103

Industrials (12.3%)
Caterpillar, Inc.	100,624	21,899
Dover Corp.	53,962	8,127
Honeywell International, Inc.	140,860	30,897
Northrop Grumman Corp.	88,900	32,309
Raytheon Co.	395,379	33,730

Total		126,962

Information Technology (18.2%)
Broadcom, Inc.	62,200	29,660
Cisco Systems, Inc.	593,800	31,471
Cognizant Technology Solutions Corp. - Class A	438,718	30,386
Fidelity National Information Services, Inc.	209,727	29,712
Motorola Solutions, Inc.	152,100	32,983
Oracle Corp.	425,800	33,144

Total		187,356

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Materials (3.1%)
DuPont de Nemours, Inc.	406,184	31,443

Total		31,443

Real Estate (3.3%)
Equity Residential	446,695	34,395

Total		34,395

Utilities (2.7%)
Edison International	485,700	28,083

Total		28,083

Total Common Stocks
(Cost: $744,202)		1,020,546

Short-Term Investments (1.0%)

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	10,784,534	10,785

Total		10,785

Total Short-Term Investments
(Cost: $10,785)		10,785

Total Investments (100.0%)
(Cost: $754,987)@		1,031,331

Other Assets, Less
Liabilities (0.0%)		456

Net Assets (100.0%)		1,031,787

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $754,987 and the net unrealized appreciation of investments based on that cost was $276,344 which is comprised of $280,874 aggregate gross unrealized appreciation and $4,530 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,020,546	$-	$-
Short-Term Investments	10,785	-	-
Total Assets:	$1,031,331	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	22.8%
Health Care	14.8%
Industrials	11.8%
Information Technology	8.9%
Utilities	8.2%
Consumer Staples	6.9%
Energy	6.1%
Materials	5.8%
Communication Services	5.0%
Consumer Discretionary	4.4%
Real Estate	4.1%
Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

The Portfolio invests with an emphasis on larger capitalization stocks with a strong track record of paying dividends or that are believed to be undervalued. The Portfolio may underperform similar funds that invest without an emphasis on dividend-paying stocks. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)

Communication Services (5.0%)
AT&T, Inc.	81,462	2,344
Comcast Corp. - Class A	258,425	14,735
Fox Corp.	169,901	5,981
News Corp. - Class A	417,456	10,758
Verizon Communications, Inc.	32,695	1,832
The Walt Disney Co. *	42,316	7,438

Total		43,088

Consumer Discretionary (4.4%)
General Motors Co. *	21,800	1,290
Kohl’s Corp.	118,506	6,531
Las Vegas Sands Corp. *	147,615	7,778
Mattel, Inc. *	283,553	5,699
McDonald’s Corp.	6,500	1,501
The TJX Cos., Inc.	72,654	4,898
Volkswagen Group of America Finance LLC	404,573	10,131

Total		37,828

Consumer Staples (6.9%)
Altria Group, Inc.	62,089	2,960
Bunge, Ltd.	21,300	1,665
The Coca-Cola Co.	88,000	4,762
Conagra Brands, Inc.	277,977	10,113
Kimberly-Clark Corp.	77,933	10,426
Mondelez International, Inc.	8,400	524
Philip Morris International, Inc.	110,794	10,981
Tyson Foods, Inc. - Class A	196,436	14,489
Walmart, Inc.	24,700	3,483

Total		59,403

Energy (6.1%)
Chevron Corp.	17,900	1,875
ConocoPhillips	14,500	883
EOG Resources, Inc.	115,191	9,611
Exxon Mobil Corp.	128,072	8,079
Halliburton Co.	156,600	3,620
Hess Corp.	10,900	952
Occidental Petroleum Corp.	55,186	1,726
Targa Resources Corp.	57,164	2,541
TC Energy Corp.	133,885	6,630
Total SA, ADR	380,526	17,223

Total		53,140

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)

Financials (22.8%)
American International Group, Inc.	381,328	18,151
Bank of America Corp.	83,323	3,435
The Bank of New York Mellon Corp.	90,900	4,657
The Charles Schwab Corp.	62,800	4,572
Chubb, Ltd.	97,246	15,456
Citizens Financial Group, Inc.	80,900	3,711
Equitable Holdings, Inc.	318,804	9,708
Fifth Third Bancorp	357,194	13,656
Franklin Resources, Inc.	68,128	2,179
The Goldman Sachs Group, Inc.	20,200	7,667
The Hartford Financial Services Group, Inc.	38,600	2,392
Huntington Bancshares, Inc.	465,600	6,644
JPMorgan Chase & Co.	49,057	7,630
Loews Corp.	245,002	13,389
Marsh & McLennan Cos., Inc.	16,147	2,272
MetLife, Inc.	298,849	17,886
Morgan Stanley	141,724	12,995
PNC Financial Services Group, Inc.	39,245	7,486
Raymond James Financial, Inc.	40,000	5,196
State Street Corp.	56,489	4,648
Wells Fargo & Co.	725,126	32,841

Total		196,571

Health Care (14.4%)
AbbVie, Inc.	123,692	13,933
Anthem, Inc.	44,554	17,011
AstraZeneca PLC, ADR	35,200	2,109
Becton Dickinson and Co.	52,491	12,765
Biogen, Inc. *	8,200	2,839
Cardinal Health, Inc.	48,100	2,746
Centene Corp. *	32,300	2,356
Cigna Corp.	19,084	4,524
CVS Health Corp.	136,199	11,364
Gilead Sciences, Inc.	45,877	3,159
GlaxoSmithKline PLC	74,989	1,472
Johnson & Johnson	63,324	10,432
Medtronic PLC	106,129	13,174
Merck & Co., Inc.	52,768	4,104
Organon & Co. *	3,696	112
Pfizer, Inc.	199,055	7,795
Sanofi	126,106	6,641

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)

Health Care continued
UnitedHealth Group, Inc.	8,600	3,444
Zimmer Biomet Holdings, Inc.	27,300	4,390

Total		124,370

Industrials (11.8%)
3M Co.	9,500	1,887
Airbus SE *	3,000	97
Alaska Air Group, Inc. *	17,855	1,077
The Boeing Co. *	40,700	9,750
Caterpillar, Inc.	9,790	2,131
Cummins, Inc.	3,500	853
Flowserve Corp.	23,281	939
General Electric Co.	1,872,840	25,208
L3Harris Technologies, Inc.	61,147	13,217
Nielsen Holdings PLC	259,640	6,405
PACCAR, Inc.	35,000	3,124
Siemens AG, ADR	27,164	2,163
Snap-on, Inc.	23,812	5,320
Southwest Airlines Co. *	34,300	1,821
Stericycle, Inc. *	80,923	5,790
United Parcel Service, Inc. - Class B	107,511	22,359

Total		102,141

Information Technology (8.9%)
Applied Materials, Inc.	79,026	11,253
Cisco Systems, Inc.	151,100	8,008
Citrix Systems, Inc.	63,540	7,451
Microsoft Corp.	45,491	12,324
NXP Semiconductors NV	17,686	3,639
QUALCOMM, Inc.	152,601	21,811
TE Connectivity, Ltd.	18,200	2,461
Texas Instruments, Inc.	50,030	9,621

Total		76,568

Materials (5.8%)
Akzo Nobel NV, ADR	76,191	3,147
CF Industries Holdings, Inc.	295,114	15,184
DuPont de Nemours, Inc.	61,397	4,753
International Flavors & Fragrances, Inc.	62,203	9,293
International Paper Co.	259,080	15,884
PPG Industries, Inc.	9,107	1,546

Total		49,807

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)

Real Estate (4.1%)
CyrusOne, Inc.	12,800	916
Equity Residential	151,784	11,687
Rayonier, Inc.	188,143	6,760
Welltower, Inc.	32,765	2,723
Weyerhaeuser Co.	388,014	13,355

Total		35,441

Utilities (7.1%)
Ameren Corp.	62,500	5,002
Dominion Resources, Inc.	36,300	2,671
Edison International	63,076	3,647
Entergy Corp.	21,000	2,094
NextEra Energy, Inc.	66,788	4,894
NiSource, Inc.	425,336	10,421
Sempra Energy	96,385	12,769
The Southern Co.	327,200	19,799

Total		61,297

Total Common Stocks
(Cost: $610,773)		839,654

Preferred Stocks (0.3%)

Utilities (0.3%)
NiSource, Inc., 7.750%,	23,878	2,454

Total		2,454

Total Preferred Stocks
(Cost: $2,388)		2,454

Convertible Preferred Stocks (1.2%)

Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	3,162

Total		3,162

Utilities (0.8%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,414
Sempra Energy, 6.750%, 7/15/21	11,807	1,166
The Southern Co., 6.750%, 8/1/22	66,083	3,346

Total		6,926

Total Convertible Preferred Stocks
(Cost: $9,833)		10,088

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	9,387,055	9,387

Total		9,387

Total Short-Term Investments
(Cost: $9,387)		9,387

Total Investments (99.9%)
(Cost: $632,381)@		861,583

Other Assets, Less
Liabilities (0.1%)		1,242

Net Assets (100.0%)		862,825

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $632,381 and the net unrealized appreciation of investments based on that cost was $229,202 which is comprised of $238,379 aggregate gross unrealized appreciation and $9,177 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,454	$-	$-
Common Stocks	839,654	-	-
Convertible Preferred Stocks	10,088	-	-
Short-Term Investments	9,387	-	-
Total Assets:	$861,583	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	25.7%
Health Care	19.8%
Industrials	14.8%
Financials	11.4%
Consumer Discretionary	11.2%
Real Estate	6.1%
Utilities	3.2%
Communication Services	3.0%
Materials	2.5%
Consumer Staples	2.1%
Energy	0.1%
Short-Term Investments & Other Net Assets	0.1%

Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (3.0%)
Cable One, Inc.	9,509	18,189
CarGurus, Inc. *	319,786	8,388
Zynex, Inc. *	1,396,680	14,847

Total		41,424

Consumer Discretionary (11.2%)
CarMax, Inc. *	98,182	12,680
Carter’s, Inc.	131,869	13,605
Choice Hotels International, Inc.	159,277	18,932
Etsy, Inc. *	125,295	25,791
Hyatt Hotels Corp. - Class A *	83,242	6,463
NVR, Inc. *	4,773	23,737
PVH Corp. *	187,029	20,122
Under Armour, Inc. - Class C *	596,811	11,083
YETI Holdings, Inc. *	254,074	23,329

Total		155,742

Consumer Staples (2.1%)
Lamb Weston Holdings, Inc.	204,849	16,523
Performance Food Group Co. *	251,722	12,206

Total		28,729

Energy (0.1%)
Cabot Oil & Gas Corp.	81,973	1,431

Total		1,431

Financials (11.4%)
Credit Acceptance Corp. *	44,004	19,983
Cullen / Frost Bankers, Inc.	105,086	11,770
Erie Indemnity Co.	22,608	4,371
First Citizens BancShares, Inc. - Class A	19,758	16,453
First Republic Bank	84,246	15,769
FNF Group	222,554	9,672
Globe Life, Inc.	85,933	8,185
Hamilton Lane, Inc.	71,891	6,551
M&T Bank Corp.	98,543	14,319
Markel Corp. *	14,601	17,327
Prosperity Bancshares, Inc.	147,384	10,582
South State Corp.	81,550	6,668
W.R. Berkley Corp.	99,654	7,417

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
White Mountains Insurance Group, Ltd.	8,899	10,216

Total		159,283

Health Care (19.8%)
Allakos, Inc. *	103,939	8,873
Amedisys, Inc. *	42,445	10,396
Apellis Pharmaceuticals, Inc. *	257,921	16,301
Arena Pharmaceuticals, Inc. *	151,292	10,318
Encompass Health Corp.	151,872	11,851
Hill-Rom Holdings, Inc.	204,769	23,260
Icon Public Limited Co. *	15,384	3,180
Integra LifeSciences Holdings Corp. *	304,007	20,745
Iovance Biotherapeutics, Inc. *	395,971	10,303
Jazz Pharmaceuticals PLC *	87,474	15,539
Kodiak Sciences, Inc. *	95,343	8,867
LHC Group, Inc. *	66,859	13,389
Mirati Therapeutics, Inc. *	42,599	6,881
Molina Healthcare, Inc. *	55,882	14,141
NuVasive, Inc. *	205,868	13,954
PRA Health Sciences, Inc. *	124,498	20,568
PTC Therapeutics, Inc. *	273,355	11,555
Reata Pharmaceuticals, Inc. *	116,435	16,479
Sage Therapeutics, Inc. *	191,204	10,862
Syneos Health, Inc. *	135,151	12,095
Teleflex, Inc.	39,560	15,895

Total		275,452

Industrials (14.8%)
AMERCO	24,654	14,531
Dun & Bradstreet Holdings, Inc. *	375,084	8,016
GFL Environmental, Inc.	472,366	15,078
Graco, Inc.	100,808	7,631
IAA Spinco, Inc. *	227,096	12,386

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
IDEX Corp.	99,487	21,892
Ingersoll-Rand, Inc. *	608,407	29,696
KAR Auction Services, Inc. *	500,876	8,790
Knight-Swift Transportation Holdings, Inc.	458,321	20,835
Lennox International, Inc.	61,645	21,625
Lincoln Electric Holdings, Inc.	117,866	15,524
The Middleby Corp. *	44,370	7,688
Science Applications International Corp.	144,120	12,644
Watsco, Inc.	35,202	10,090

Total		206,426

Information Technology (25.7%)
Aspen Technology, Inc. *	74,486	10,245
Black Knight, Inc. *	69,795	5,443
CDW Corp.	96,187	16,799
Coherent, Inc. *	12,869	3,402
CommScope Holding Co., Inc. *	1,225,505	26,115
F5 Networks, Inc. *	154,923	28,918
First Solar, Inc. *	283,789	25,686
Flex, Ltd. *	1,158,341	20,700
Genpact, Ltd.	633,748	28,791
Guidewire Software, Inc. *	122,584	13,818
II-VI, Inc. *	430,091	31,220
LiveRamp Holdings, Inc. *	145,854	6,833
Lumentum Holdings, Inc. *	242,719	19,910
MKS Instruments, Inc.	132,387	23,558
National Instruments Corp.	235,929	9,975
Q2 Holdings, Inc. *	121,526	12,466
Shift4 Payments, Inc. *	143,559	13,454
Silicon Laboratories, Inc. *	102,407	15,694
Teradata Corp. *	337,396	16,860
WEX, Inc. *	144,183	27,957

Total		357,844

Materials (2.5%)
Element Solutions, Inc.	643,852	15,053
Packaging Corp. of America	39,222	5,312
Silgan Holdings, Inc.	200,792	8,333

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)

Materials continued
Steel Dynamics, Inc.	113,809	6,783

Total		35,481

Real Estate (6.1%)
Douglas Emmett, Inc.	188,901	6,351
Equity Commonwealth	197,325	5,170
Life Storage, Inc.	215,986	23,186
PS Business Parks, Inc.	31,920	4,727
Redfin Corp. *	186,254	11,810
Rexford Industrial Realty, Inc.	278,750	15,875
Store Capital Corp.	538,448	18,582

Total		85,701

Utilities (3.2%)
Black Hills Corp.	131,538	8,633
NiSource, Inc.	213,236	5,224
Pinnacle West Capital Corp.	107,205	8,788
UGI Corp.	481,739	22,309

Total		44,954

Total Common Stocks
(Cost: $1,042,828)		1,392,467

Short-Term Investments (0.1%)

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	1,663,214	1,663

Total		1,663

Total Short-Term Investments
(Cost: $1,663)		1,663

Total Investments (100.0%)
(Cost: $1,044,491)@		1,394,130

Other Assets, Less
Liabilities (0.0%)		(324)

Net Assets (100.0%)		1,393,806

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,044,491 and the net unrealized appreciation of investments based on that cost was $349,639 which is comprised of $374,696 aggregate gross unrealized appreciation and $25,057 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,392,467	$-	$-
Short-Term Investments	1,663	-	-
Total Assets:	$1,394,130	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Industrials	17.1%
Financials	15.0%
Information Technology	14.8%
Consumer Discretionary	14.6%
Health Care	11.0%
Real Estate	9.6%
Materials	6.4%
Consumer Staples	3.4%
Utilities	3.3%
Energy	2.0%
Communication Services	1.8%
Short-Term Investments & Other Net Assets	1.0%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in exchange traded funds and derivative instruments, such as equity index futures for cash management and liquidity purposes to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.8%)
Cable One, Inc.	2,925	5,595
Cinemark Holdings, Inc. *	58,970	1,294
Iridium Communications, Inc. *	63,012	2,520
John Wiley & Sons, Inc. - Class A	23,537	1,416
The New York Times Co. - Class A	78,042	3,399
TEGNA, Inc.	118,738	2,227
Telephone and Data Systems, Inc.	53,836	1,220
TripAdvisor, Inc. *	53,006	2,136
World Wrestling Entertainment, Inc.- Class A	24,453	1,416
Yelp, Inc. *	37,477	1,498

Total		22,721

Consumer Discretionary (14.6%)
Adient PLC *	50,834	2,298
Adtalem Global Education, Inc. *	26,377	940
American Eagle Outfitters, Inc.	81,526	3,060
AutoNation, Inc. *	29,125	2,761
Boyd Gaming Corp. *	43,536	2,677
Brunswick Corp.	41,871	4,171
Callaway Golf Co. *	62,816	2,119
Capri Holdings, Ltd. *	81,321	4,651
Carter’s, Inc.	23,582	2,433
Choice Hotels International, Inc.	15,609	1,855
Churchill Downs, Inc.	18,643	3,696
Columbia Sportswear Co.	16,507	1,624
Cracker Barrel Old Country Store, Inc.	12,825	1,904
Crocs, Inc. *	35,037	4,083
Dana Holding Corp.	78,203	1,858
Deckers Outdoor Corp. *	15,000	5,761
Dick’s Sporting Goods, Inc.	35,188	3,525
Five Below, Inc. *	30,098	5,817
Foot Locker, Inc.	55,511	3,421
Fox Factory Holding Corp. *	22,596	3,517
Gentex Corp.	129,769	4,294
The Goodyear Tire & Rubber Co. *	150,482	2,581
Graham Holdings Co. - Class B	2,183	1,384

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Grand Canyon Education, Inc. *	24,852	2,236
H&R Block, Inc.	97,324	2,285
Harley-Davidson, Inc.	82,917	3,799
Helen of Troy, Ltd. *	13,187	3,008
Jack in the Box, Inc.	11,917	1,328
KB Home	47,635	1,940
Kohl’s Corp.	83,977	4,628
Lear Corp.	29,464	5,164
Lithia Motors, Inc. - Class A	16,036	5,511
Marriott Vacations Worldwide Corp. *	22,991	3,662
Mattel, Inc. *	187,400	3,767
Murphy USA, Inc.	13,415	1,789
Nordstrom, Inc. *	58,857	2,152
Ollie’s Bargain Outlet Holdings, Inc. *	30,477	2,564
Papa John’s International, Inc.	17,800	1,859
Polaris Industries, Inc.	30,980	4,243
Restoration Hardware, Inc. *	9,068	6,157
Scientific Games Corp. - Class A *	30,422	2,356
Service Corp. International	90,355	4,842
Six Flags Entertainment Corp. *	40,975	1,773
Skechers USA, Inc. - Class A *	72,416	3,608
Strategic Education, Inc.	13,195	1,004
Taylor Morrison Home Corp. *	69,643	1,840
Tempur Sealy International, Inc.	98,842	3,874
Texas Roadhouse, Inc.	35,217	3,388
Thor Industries, Inc.	29,810	3,369
Toll Brothers, Inc.	60,298	3,486
TopBuild Corp. *	17,778	3,516
Travel + Leisure Co.	46,450	2,761
TRI Pointe Homes, Inc. *	63,352	1,358
Urban Outfitters, Inc. *	37,001	1,525
Visteon Corp. *	15,090	1,825
Weight Watchers International, Inc. *	25,833	934
The Wendy’s Co.	94,962	2,224
Williams-Sonoma, Inc.	41,009	6,547
Wingstop, Inc.	16,048	2,530
Wyndham Hotels & Resorts, Inc.	50,404	3,644

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
YETI Holdings, Inc. *	40,296	3,700

Total		186,626

Consumer Staples (3.4%)
BJ’s Wholesale Club Holdings, Inc. *	73,640	3,504
The Boston Beer Co., Inc. - Class A *	5,016	5,120
Casey’s General Stores, Inc.	19,847	3,863
Coty, Inc. - Class A *	153,366	1,432
Darling Ingredients, Inc. *	87,974	5,938
Energizer Holdings, Inc.	31,416	1,350
Flowers Foods, Inc.	105,641	2,557
Grocery Outlet Holding Corp. *	46,855	1,624
The Hain Celestial Group, Inc. *	43,808	1,758
Ingredion, Inc.	36,110	3,268
Lancaster Colony Corp.	10,483	2,029
Nu Skin Enterprises, Inc.	26,791	1,518
Pilgrim’s Pride Corp. *	26,331	584
Post Holdings, Inc. *	31,780	3,447
Sanderson Farms, Inc.	10,744	2,020
Sprouts Farmers Market, Inc. *	63,763	1,584
Tootsie Roll Industries, Inc.	9,520	323
TreeHouse Foods, Inc. *	30,215	1,345

Total		43,264

Energy (2.0%)
Antero Midstream Corp.	154,675	1,607
ChampionX Corp. *	100,776	2,585
Cimarex Energy Co.	55,325	4,008
CNX Resources Corp. *	118,765	1,622
EQT Corp. *	149,853	3,336
Equitrans Midstream Corp.	217,945	1,855
HollyFrontier Corp.	80,501	2,648
Murphy Oil Corp.	78,049	1,817
Targa Resources Corp.	123,289	5,480
World Fuel Services Corp.	34,123	1,083

Total		26,041

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Financials (15.0%)
Affiliated Managers Group, Inc.	22,472	3,465
Alleghany Corp. *	7,485	4,993
American Financial Group, Inc.	37,182	4,637
Associated Banc-Corp.	82,622	1,692
BancorpSouth Bank	51,746	1,466
Bank of Hawaii Corp.	21,697	1,827
Bank OZK	64,872	2,735
Brighthouse Financial, Inc. *	46,211	2,104
Brown & Brown, Inc.	125,775	6,684
Cathay General Bancorp	40,405	1,590
CIT Group, Inc.	53,357	2,753
CNO Financial Group, Inc.	70,471	1,665
Commerce Bancshares, Inc.	56,734	4,230
Cullen / Frost Bankers, Inc.	30,525	3,419
East West Bancorp, Inc.	76,256	5,467
Essent Group, Ltd.	60,569	2,723
Evercore, Inc. - Class A	22,111	3,113
F.N.B. Corp.	171,258	2,112
FactSet Research Systems, Inc.	20,351	6,830
Federated Investors, Inc. - Class B	50,092	1,699
First American Financial Corp.	59,117	3,686
First Financial Bankshares, Inc.	76,552	3,761
First Horizon National Corp.	296,889	5,130
FirstCash, Inc.	22,184	1,696
Fulton Financial Corp.	87,770	1,385
Glacier Bancorp, Inc.	51,262	2,823
Hancock Holding Co.	46,894	2,084
Hanover Insurance Group, Inc.	19,262	2,613
Home BancShares, Inc.	81,309	2,007
Interactive Brokers Group, Inc. - Class A	43,377	2,851
International Bancshares Corp.	30,112	1,293
Janus Henderson Group PLC	91,628	3,556
Jefferies Financial Group, Inc.	107,413	3,673
Kemper Corp.	32,578	2,407
Kinsale Capital Group, Inc.	11,572	1,907
LendingTree, Inc. *	5,989	1,269
Mercury General Corp.	14,365	933
MGIC Investment Corp.	183,015	2,489
Navient Corp.	96,944	1,874

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Financials continued
New York Community Bancorp, Inc.	249,622	2,751
Old Republic International Corp.	152,923	3,809
PacWest Bancorp	63,141	2,599
Pinnacle Financial Partners, Inc.	40,899	3,611
Primerica, Inc.	21,267	3,257
PROG Holdings, Inc.	36,088	1,737
Prosperity Bancshares, Inc.	50,019	3,591
Reinsurance Group of America, Inc.	36,603	4,173
RenaissanceRe Holdings, Ltd.	26,783	3,986
RLI Corp.	21,477	2,246
SEI Investments Co.	63,673	3,946
Selective Insurance Group, Inc.	32,370	2,627
Signature Bank	31,061	7,630
SLM Corp.	174,261	3,649
Sterling Bancorp	103,342	2,562
Stifel Financial Corp.	56,503	3,665
Synovus Financial Corp.	80,002	3,510
Texas Capital Bancshares, Inc. *	27,284	1,732
Trustmark Corp.	34,280	1,056
UMB Financial Corp.	23,439	2,181
Umpqua Holdings Corp.	119,149	2,198
United Bankshares, Inc.	72,463	2,645
Valley National Bancorp	217,879	2,926
Washington Federal, Inc.	38,709	1,230
Webster Financial Corp.	48,806	2,603
Wintrust Financial Corp.	30,752	2,326

Total		190,887

Health Care (11.0%)
Acadia Healthcare Co., Inc. *	48,449	3,040
Amedisys, Inc. *	17,500	4,286
Arrowhead Pharmaceuticals, Inc. *	56,140	4,649
Bio-Techne Corp.	20,936	9,427
Chemed Corp.	8,568	4,066
Emergent Biosolutions, Inc. *	24,490	1,543
Encompass Health Corp.	53,699	4,190
Envista Holdings Corp. *	86,362	3,732
Exelixis, Inc. *	169,113	3,081

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Globus Medical, Inc. - Class A *	41,776	3,239
Haemonetics Corp. *	27,472	1,831
Halozyme Therapeutics, Inc. *	72,089	3,274
HealthEquity, Inc. *	44,822	3,607
Hill-Rom Holdings, Inc.	35,737	4,059
ICU Medical, Inc. *	10,627	2,187
Integra LifeSciences Holdings Corp. *	38,309	2,614
Jazz Pharmaceuticals PLC *	32,306	5,739
LHC Group, Inc. *	17,078	3,420
Ligand Pharmaceuticals, Inc. - Class B *	8,980	1,178
LivaNova PLC *	26,305	2,212
Masimo Corp. *	27,202	6,595
Medpace Holdings, Inc. *	14,873	2,627
Molina Healthcare, Inc. *	31,477	7,966
Nektar Therapeutics *	98,480	1,690
Neogen Corp. *	58,017	2,671
Neurocrine Biosciences, Inc. *	50,992	4,963
NuVasive, Inc. *	27,773	1,882
Patterson Cos., Inc.	47,014	1,429
Penumbra, Inc. *	18,268	5,007
PRA Health Sciences, Inc. *	34,937	5,772
Progyny, Inc. *	20,157	1,189
Quidel Corp. *	20,817	2,667
R1 RCM, Inc. *	74,322	1,653
Repligen Corp. *	27,461	5,482
STAAR Surgical Co. *	25,308	3,859
Syneos Health, Inc. *	54,621	4,888
Tenet Healthcare Corp. *	57,404	3,845
United Therapeutics Corp. *	24,167	4,336

Total		139,895

Industrials (17.1%)
Acuity Brands, Inc.	19,212	3,593
AECOM *	78,786	4,989
AGCO Corp.	33,222	4,331
ASGN, Inc. *	28,649	2,777
Avis Budget Group, Inc. *	27,733	2,160
Axon Enterprise, Inc. *	34,819	6,156
The Brink’s Co.	26,764	2,057
Builders FirstSource, Inc. *	111,721	4,766
Carlisle Cos., Inc.	28,146	5,387
Clean Harbors, Inc. *	26,930	2,508
Colfax Corp. *	63,705	2,918
Crane Co.	26,726	2,469
Curtiss-Wright Corp.	21,969	2,609

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Donaldson Co., Inc.	67,895	4,313
Dycom Industries, Inc. *	16,550	1,233
EMCOR Group, Inc.	29,301	3,610
EnerSys	23,075	2,255
Flowserve Corp.	69,949	2,820
Fluor Corp. *	67,719	1,199
FTI Consulting, Inc. *	18,360	2,508
GATX Corp.	18,975	1,679
Graco, Inc.	91,340	6,914
Healthcare Services Group, Inc.	40,391	1,275
Herman Miller, Inc.	31,882	1,503
Hexcel Corp. *	45,190	2,820
Hubbell, Inc.	29,246	5,464
IAA Spinco, Inc. *	72,436	3,951
Insperity, Inc.	19,459	1,759
ITT, Inc.	46,258	4,237
JetBlue Airways Corp. *	170,083	2,854
KAR Auction Services, Inc. *	67,310	1,181
Kennametal, Inc.	45,157	1,622
Kirby Corp. *	32,480	1,970
Knight-Swift Transportation Holdings, Inc.	65,958	2,998
Landstar System, Inc.	20,623	3,259
Lennox International, Inc.	18,516	6,495
Lincoln Electric Holdings, Inc.	32,115	4,230
ManpowerGroup, Inc.	29,321	3,487
MasTec, Inc. *	30,327	3,218
Mercury Systems, Inc. *	30,348	2,011
The Middleby Corp. *	29,965	5,192
MSA Safety, Inc.	19,651	3,254
MSC Industrial Direct Co., Inc. - Class A	25,254	2,266
Nordson Corp.	29,112	6,390
nVent Electric PLC	89,993	2,811
Oshkosh Corp.	37,011	4,613
Owens Corning, Inc.	56,148	5,497
Regal Beloit Corp.	21,809	2,912
Ryder System, Inc.	29,027	2,158
Simpson Manufacturing Co., Inc.	23,426	2,587
Stericycle, Inc. *	49,294	3,527
Sunrun, Inc. *	86,941	4,850
Terex Corp.	37,517	1,787
Tetra Tech, Inc.	29,086	3,550
The Timken Co.	36,833	2,968
The Toro Co.	57,560	6,325
Trex Co., Inc. *	62,018	6,339
Trinity Industries, Inc.	43,255	1,163
Univar Solutions, Inc. *	91,565	2,232
Valmont Industries, Inc.	11,468	2,707
Watsco, Inc.	17,713	5,077

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Werner Enterprises, Inc.	30,884	1,375
Woodward, Inc.	31,560	3,878
XPO Logistics, Inc. *	54,731	7,656

Total		218,699

Information Technology (14.8%)
ACI Worldwide, Inc. *	63,829	2,371
Alliance Data Systems Corp.	26,691	2,781
Amkor Technology, Inc.	57,877	1,370
Arrow Electronics, Inc. *	39,855	4,537
Aspen Technology, Inc. *	36,682	5,045
Avnet, Inc.	53,762	2,155
Belden, Inc.	24,141	1,221
Blackbaud, Inc. *	26,401	2,021
Brooks Automation, Inc.	39,909	3,803
CACI International, Inc. - Class A *	12,713	3,243
CDK Global, Inc.	65,526	3,256
Ceridian HCM Holding, Inc. *	70,616	6,773
Ciena Corp. *	83,272	4,737
Cirrus Logic, Inc. *	30,857	2,627
Cognex Corp.	94,975	7,983
Coherent, Inc. *	13,240	3,500
CommVault Systems, Inc. *	24,776	1,937
Concentrix Corp. *	22,477	3,614
Cree, Inc. *	62,162	6,088
Envestnet, Inc. *	29,414	2,231
Fair Isaac Corp. *	15,511	7,797
First Solar, Inc. *	45,906	4,155
Genpact, Ltd.	93,589	4,252
II-VI, Inc. *	56,433	4,096
j2 Global, Inc. *	22,777	3,133
Jabil Circuit, Inc.	72,041	4,187
KBR, Inc.	76,133	2,904
Lattice Semiconductor Corp. *	73,345	4,120
Littelfuse, Inc.	13,205	3,364
LiveRamp Holdings, Inc. *	37,040	1,735
Lumentum Holdings, Inc. *	40,972	3,361
Manhattan Associates, Inc. *	34,187	4,952
MAXIMUS, Inc.	32,998	2,903
MKS Instruments, Inc.	29,773	5,298
National Instruments Corp.	70,643	2,987
NCR Corp. *	70,327	3,208
NetScout Systems, Inc. *	39,700	1,133
Paylocity Holding Corp. *	20,280	3,869

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Qualys, Inc. *	18,037	1,816
Sabre Corp. *	171,533	2,141
SailPoint Technologies Holdings, Inc. *	49,897	2,548
Science Applications International Corp.	31,114	2,730
Semtech Corp. *	34,820	2,396
Silicon Laboratories, Inc. *	24,155	3,702
SolarEdge Technologies, Inc. *	28,020	7,744
Synaptics, Inc. *	19,014	2,958
SYNNEX Corp.	22,313	2,717
Teradata Corp. *	58,921	2,944
Universal Display Corp.	23,111	5,138
ViaSat, Inc. *	36,609	1,825
Vishay Intertechnology, Inc.	71,214	1,606
Vontier Corp.	91,108	2,968
WEX, Inc. *	24,132	4,679
Xerox Holdings Corp.	87,169	2,048

Total		188,707

Materials (6.4%)
AptarGroup, Inc.	35,441	4,991
Ashland Global Holdings, Inc.	29,319	2,565
Avient Corp.	48,977	2,408
Cabot Corp.	30,380	1,730
The Chemours Co.	89,284	3,107
Cleveland-Cliffs, Inc. *	247,272	5,331
CMC Materials, Inc.	15,766	2,377
Commercial Metals Co.	64,905	1,994
Compass Minerals International, Inc.	18,366	1,088
Eagle Materials, Inc.	22,877	3,251
Grief, Inc. - Class A	14,339	868
Ingevity Corp. *	21,440	1,744
Louisiana-Pacific Corp.	55,202	3,328
Minerals Technologies, Inc.	18,050	1,420
NewMarket Corp.	3,955	1,273
Olin Corp.	77,184	3,571
Reliance Steel & Aluminum Co.	34,274	5,172
Royal Gold, Inc.	35,316	4,030
RPM International, Inc.	69,627	6,175
The Scotts Miracle-Gro Co. - Class A	21,921	4,207
Sensient Technologies Corp.	22,662	1,962
Silgan Holdings, Inc.	42,240	1,753
Sonoco Products Co.	54,066	3,617
Steel Dynamics, Inc.	107,973	6,435
United States Steel Corp.	145,494	3,492
Valvoline, Inc.	97,546	3,166

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Materials continued
Worthington Industries, Inc.	18,973	1,161

Total		82,216

Real Estate (9.6%)
American Campus Communities, Inc.	74,056	3,460
Apartment Income REIT Corp.	84,612	4,013
Brixmor Property Group, Inc.	159,681	3,655
Camden Property Trust	52,604	6,979
CoreSite Realty Corp.	23,119	3,112
Corporate Office Properties Trust	60,200	1,685
Cousins Properties, Inc.	79,802	2,935
CyrusOne, Inc.	66,084	4,726
Douglas Emmett, Inc.	88,552	2,977
EastGroup Properties, Inc.	21,599	3,552
EPR Properties *	40,416	2,129
First Industrial Realty Trust, Inc.	69,480	3,629
Healthcare Realty Trust, Inc.	76,548	2,312
Highwoods Properties, Inc.	56,175	2,537
Hudson Pacific Properties, Inc.	80,967	2,252
JBG SMITH Properties	59,206	1,866
Jones Lang LaSalle, Inc. *	27,666	5,408
Kilroy Realty Corp.	57,000	3,969
Lamar Advertising Co. - Class A	46,756	4,882
Life Storage, Inc.	41,460	4,451
The Macerich Co.	90,212	1,646
Medical Properties Trust, Inc.	317,096	6,374
National Retail Properties, Inc.	94,367	4,424
National Storage Affiliates Trust	37,298	1,886
OMEGA Healthcare Investors, Inc.	126,952	4,607
Park Hotels & Resorts, Inc. *	126,906	2,615
Pebblebrook Hotel Trust	70,984	1,672
Physicians Realty Trust	116,465	2,151
Potlatch Corp.	36,174	1,923
PS Business Parks, Inc.	10,848	1,606
Rayonier, Inc.	75,108	2,699
Rexford Industrial Realty, Inc.	72,327	4,119
Sabra Health Care REIT, Inc.	116,748	2,125

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
SL Green Realty Corp.	37,228	2,978
Spirit Realty Capital, Inc.	61,712	2,952
Store Capital Corp.	131,316	4,532
Urban Edge Properties	59,463	1,136
Weingarten Realty Investors	64,315	2,063

Total		122,037

Utilities (3.3%)
ALLETE, Inc.	28,097	1,966
Black Hills Corp.	33,944	2,228
Essential Utilities, Inc.	120,379	5,501
Hawaiian Electric Industries, Inc.	58,579	2,477
IDACORP, Inc.	27,281	2,660
MDU Resources Group, Inc.	108,590	3,403
National Fuel Gas Co.	48,922	2,556
New Jersey Resources Corp.	52,029	2,059
NorthWestern Corp.	27,176	1,637
OGE Energy Corp.	107,640	3,622
ONE Gas, Inc.	28,550	2,116
PNM Resources, Inc.	46,029	2,245
Southwest Gas Holdings, Inc.	31,360	2,076
Spire, Inc.	27,929	2,018
UGI Corp.	112,308	5,201

Total		41,765

Total Common Stocks (Cost: $816,036)		1,262,858

Short-Term Investments (1.0%)

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	11,745,254	11,745

Total		11,745

US Government & Agencies (0.1%)
US Treasury 0.010%, 7/15/21 b	915,000	915

Total		915

Total Short-Term Investments
(Cost: $12,660)		12,660

Short-Term Investments (1.0%)	Shares/ Par +	Value $ (000’s)

US Government & Agencies continued
Total Investments (100.0%)
(Cost: $828,696)@		1,275,518

Other Assets, Less
Liabilities (0.0%)		469

Net Assets (100.0%)		1,275,987

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
S&P 400 Mini Index Futures	Long	USD	5	52	9/21	$14,000	$(114)	$10
							$(114)	$10

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$10	$10	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

b

Cash or securities with an aggregate value of $915 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $828,696 and the net unrealized appreciation of investments based on that cost was $446,708 which is comprised of $474,108 aggregate gross unrealized appreciation and $27,400 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,262,858	$-	$-
Short-Term Investments
Money Market Funds	11,745	-	-
All Others	-	915	-
Total Assets:	$1,274,603	$915	$-
Liabilities:
Other Financial Instruments^
Futures	(114)	-	-
Total Liabilities:	$(114)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	19.3%
Industrials	17.1%
Health Care	16.3%
Consumer Discretionary	8.0%
Consumer Staples	8.0%
Utilities	7.6%
Information Technology	5.9%
Materials	5.3%
Real Estate	5.1%
Energy	4.6%
Short-Term Investments & Other Net Assets	1.4%
Communication Services	1.4%

Sector Allocation is subject to change.

Investing in medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.6%)	Shares/ Par+	Value $ (000’s)

Communication Services (1.4%)
Fox Corp.	257,588	9,067

Total		9,067

Consumer Discretionary (8.0%)
Advance Auto Parts, Inc.	65,067	13,348
BorgWarner, Inc.	153,118	7,432
Bridgestone Corp.	75,600	3,440
Dollar Tree, Inc. *	91,065	9,061
Genuine Parts Co.	20,573	2,602
Honda Motor Co., Ltd., ADR	215,752	6,943
Polaris Industries, Inc.	32,885	4,504
Sodexo SA *	73,556	6,864

Total		54,194

Consumer Staples (8.0%)
Conagra Brands, Inc.	358,135	13,029
General Mills, Inc.	66,000	4,021
The J.M. Smucker Co.	43,173	5,594
Kellogg Co.	69,167	4,450
Kimberly-Clark Corp.	44,784	5,991
Koninklijke Ahold Delhaize NV	409,000	12,158
Orkla ASA	499,954	5,092
Sysco Corp.	47,339	3,681

Total		54,016

Energy (4.6%)
Baker Hughes	237,601	5,434
Cimarex Energy Co.	44,824	3,248
ConocoPhillips	197,916	12,053
Devon Energy Corp.	120,703	3,523
Pioneer Natural Resources Co.	40,111	6,519

Total		30,777

Financials (19.3%)
AFLAC, Inc.	202,132	10,846
The Allstate Corp.	42,453	5,538
Ameriprise Financial, Inc.	33,965	8,453
Arthur J. Gallagher & Co.	19,079	2,673
The Bank of New York Mellon Corp.	333,365	17,078
Capitol Federal Financial, Inc.	184,733	2,176
Chubb, Ltd.	84,920	13,497
Commerce Bancshares, Inc.	22,884	1,706

Common Stocks (98.6%)	Shares/ Par+	Value $ (000’s)

Financials continued
Eastern Bankshares, Inc.	38,823	799
First Hawaiian, Inc.	126,921	3,597
The Hartford Financial Services Group, Inc.	52,559	3,257
M&T Bank Corp.	45,252	6,576
Northern Trust Corp.	127,427	14,733
Prosperity Bancshares, Inc.	51,386	3,689
Reinsurance Group of America, Inc.	90,027	10,263
State Street Corp.	53,689	4,418
T. Rowe Price Group, Inc.	39,726	7,865
Truist Financial Corp.	160,845	8,927
Westamerica Bancorporation	69,917	4,057

Total		130,148

Health Care (16.3%)
Baxter International, Inc.	45,599	3,671
Becton Dickinson and Co.	29,621	7,203
Cardinal Health, Inc.	192,192	10,972
Centene Corp. *	68,554	5,000
Cerner Corp.	163,976	12,816
Envista Holdings Corp. *	77,824	3,363
Henry Schein, Inc. *	134,960	10,013
Koninklijke Philips NV	58,964	2,930
McKesson Corp.	42,181	8,067
Quest Diagnostics, Inc.	96,484	12,733
Universal Health Services, Inc. - Class B	86,500	12,666
Zimmer Biomet Holdings, Inc.	126,049	20,271

Total		109,705

Industrials (17.1%)
BAE Systems PLC	980,646	7,081
Beacon Roofing Supply, Inc. *	39,898	2,125
Crane Co.	45,221	4,177
Cummins, Inc.	14,434	3,519
Emerson Electric Co.	147,063	14,153
General Dynamics Corp.	47,963	9,030
Heartland Express, Inc.	271,215	4,646
Hubbell, Inc.	46,887	8,760
IMI, PLC	139,446	3,318

Common Stocks (98.6%)	Shares/ Par+	Value $ (000’s)

Industrials continued
Johnson Controls International PLC	57,127	3,921
MSC Industrial Direct Co., Inc. - Class A	110,405	9,907
nVent Electric PLC	386,360	12,070
Oshkosh Corp.	46,767	5,829
PACCAR, Inc.	54,452	4,860
Republic Services, Inc.	78,232	8,606
Southwest Airlines Co. *	206,767	10,977
Textron, Inc.	32,982	2,268

Total		115,247

Information Technology (5.9%)
Amdocs, Ltd.	49,788	3,852
CDK Global, Inc.	85,262	4,237
Euronet Worldwide, Inc. *	21,314	2,885
F5 Networks, Inc. *	37,161	6,936
HP, Inc.	257,784	7,783
Juniper Networks, Inc.	164,726	4,505
Open Text Corp.	111,658	5,672
TE Connectivity, Ltd.	26,229	3,546

Total		39,416

Materials (5.3%)
Amcor PLC	301,959	3,460
Axalta Coating Systems, Ltd. *	187,799	5,726
Mondi PLC	375,631	9,878
Packaging Corp. of America	33,146	4,489
Sonoco Products Co.	184,212	12,324

Total		35,877

Real Estate (5.1%)
Equinix, Inc.	6,034	4,843
Essex Property Trust, Inc.	20,613	6,184
Healthcare Trust of America, Inc.	208,466	5,566
Healthpeak Properties, Inc.	255,742	8,514
MGM Growth Properties LLC - Class A	196,949	7,212
Weyerhaeuser Co.	62,152	2,139

Total		34,458

Utilities (7.6%)
Atmos Energy Corp.	54,613	5,249
Edison International	198,602	11,483

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

Common Stocks (98.6%)	Shares/ Par+	Value $ (000’s)

Utilities continued
Evergy, Inc.	60,269	3,642
Eversource Energy	49,254	3,952
NorthWestern Corp.	158,426	9,541
Pinnacle West Capital Corp.	130,829	10,724
Spire, Inc.	71,676	5,180
Xcel Energy, Inc.	26,110	1,720

Total		51,491

Total Common Stocks
(Cost: $555,375)		664,396

Short-Term Investments (1.3%)

Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	8,581,156	8,581

Total		8,581

Total Short-Term Investments
(Cost: $8,581)		8,581

Total Investments (99.9%)
(Cost: $563,956)@		672,977

Other Assets, Less
Liabilities (0.1%)		779

Net Assets (100.0%)		673,756

Over the Counter Derivatives Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	EUR	15,273	18,143	09/30/2021	$68	$—	$68
Buy	Morgan Stanley Capital Services, Inc.	GBP	310	429	09/30/2021	—	(3)	(3)
Sell	Morgan Stanley Capital Services, Inc.	GBP	12,951	17,919	09/30/2021	77	—	77
Sell	Morgan Stanley Capital Services, Inc.	JPY	696,509	6,274	09/30/2021	25	—	25
Buy	Morgan Stanley Capital Services, Inc.	NOK	933	108	09/30/2021	—	(1)	(1)
Sell	Morgan Stanley Capital Services, Inc.	NOK	38,768	4,504	09/30/2021	3	—	3
						$173	$(4)	$169

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter	$173	—	$173	$(4)	—	—	$(4)
Derivatives

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $563,956 and the net unrealized appreciation of investments based on that cost was $109,190 which is comprised of $113,207 aggregate gross unrealized appreciation and $4,017 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1—Quoted Prices	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$664,396	$-	$-
Short-Term Investments	8,581	-	-
Other Financial Instruments^
Forward Currency Contracts	-	173	-
Total Assets:	$672,977	$173	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(4)	-
Total Liabilities:	$-	$(4)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Health Care	29.4%
Information Technology	23.3%
Industrials	15.4%
Consumer Discretionary	14.4%
Financials	4.6%
Consumer Staples	4.1%
Real Estate	3.6%
Communication Services	1.9%
Materials	1.8%
Short-Term Investments & Other Net Assets	1.5%

Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds (“ETFs”) for cash management purposes. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in an equity security. The market prices of ETFs may trade at a premium or discount to their net asset value and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Communication Services (1.9%)
Bandwidth, Inc.*	27,287	3,764
Cardlytics, Inc.*	97,709	12,402

Total		16,166

Consumer Discretionary (14.4%)
BJ’s Restaurants, Inc.*	103,581	5,090
Churchill Downs, Inc.	34,617	6,863
Deckers Outdoor Corp.*	17,342	6,661
Floor & Decor Holdings, Inc.*	56,787	6,002
Foot Locker, Inc.	121,672	7,499
Fox Factory Holding Corp.*	66,873	10,409
GAN, Ltd.*	231,752	3,810
Lithia Motors, Inc. - Class A	10,607	3,645
Mister Car Wash, Inc.*	122,800	2,644
Ollie’s Bargain Outlet Holdings, Inc.*	100,269	8,436
Patrick Industries, Inc.	88,953	6,494
Penn National Gaming, Inc.*	65,305	4,995
PVH Corp.*	54,421	5,855
Shutterstock, Inc.	66,866	6,564
Thor Industries, Inc.	61,322	6,929
TopBuild Corp.*	52,884	10,459
Under Armour, Inc. - Class C*	194,294	3,608
Wingstop, Inc.	67,169	10,588
YETI Holdings, Inc.*	70,905	6,511

Total		123,062

Consumer Staples (4.1%)
BellRing Brands, Inc.*	85,088	2,667
Celsius Holdings, Inc.*	65,163	4,958
Freshpet, Inc.*	46,043	7,503
Hostess Brands, Inc.*	206,670	3,346
Lancaster Colony Corp.	8,746	1,692
Performance Food Group Co.*	192,519	9,335
The Simply Good Foods Co.*	140,885	5,144

Total		34,645

Financials (4.6%)
James River Group Holdings, Ltd.	102,355	3,840
Kemper Corp.	50,704	3,747
MGIC Investment Corp.	405,132	5,510
OneMain Holdings, Inc.	102,980	6,170
Stifel Financial Corp.	94,620	6,137

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Financials continued
Synovus Financial Corp.	108,147	4,745
Triumph Bancorp, Inc.*	72,616	5,392
Western Alliance Bancorporation	43,661	4,054

Total		39,595

Health Care (29.4%)
Aclaris Therapeutics, Inc.*	160,836	2,824
AdaptHealth LLC*	197,614	5,417
Allakos, Inc.*	40,832	3,486
ALX Oncology Holdings, Inc.*	60,613	3,314
Amedisys, Inc.*	15,019	3,679
Apellis Pharmaceuticals, Inc.*	95,250	6,020
Arena Pharmaceuticals, Inc.*	47,441	3,235
Arrowhead Pharmaceuticals, Inc.*	55,977	4,636
Arvinas, Inc.*	43,867	3,378
AtriCure, Inc.*	81,872	6,495
BioAtla, Inc.*	49,948	2,117
Biohaven Pharmaceutical Holding Co., Ltd.*	27,979	2,716
Blueprint Medicines Corp.*	45,230	3,978
Cardiovascular Systems, Inc.*	85,314	3,639
Celldex Therapeutics, Inc.*	116,376	3,892
Covetrus, Inc.*	158,304	4,274
Dicerna Pharmaceuticals, Inc.*	128,359	4,790
Dyne Therapeutics, Inc.*	159,570	3,357
Fate Therapeutics, Inc.*	27,555	2,391
Glaukos Corp.*	52,943	4,491
Globus Medical, Inc. - Class A*	89,872	6,968
Health Catalyst, Inc.*	104,402	5,795
Heron Therapeutics, Inc.*	217,348	3,373
Homology Medicines, Inc.*	254,726	1,852
ImmunoGen, Inc.*	421,661	2,779

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Health Care continued
Integer Holdings Corp.*	71,843	6,768
Integra LifeSciences Holdings Corp.*	107,182	7,314
Intellia Therapeutics, Inc.*	20,100	3,254
KalVista Pharmaceuticals, Inc.*	107,875	2,585
Karuna Therapeutics, Inc.*	27,384	3,121
Kodiak Sciences, Inc.*	40,681	3,783
Kura Oncology, Inc.*	143,047	2,983
Kymera Therapeutics, Inc.*	69,577	3,374
LHC Group, Inc.*	40,509	8,112
Madrigal Pharmaceuticals, Inc.*	35,062	3,415
Mersana Therapeutics, Inc.*	232,788	3,161
Mirati Therapeutics, Inc.*	19,192	3,100
ModivCare, Inc.*	49,136	8,357
Nanostring Technologies, Inc.*	79,007	5,119
NeoGenomics, Inc.*	125,187	5,655
Nevro Corp.*	40,809	6,766
Omnicell, Inc.*	85,433	12,939
OraSure Technologies, Inc.*	170,443	1,728
Owens & Minor, Inc.	25,200	1,067
PTC Therapeutics, Inc.*	82,234	3,476
R1 RCM, Inc.*	387,525	8,619
Radius Health, Inc.*	161,292	2,942
RAPT Therapeutics, Inc.*	80,231	2,551
Reata Pharmaceuticals, Inc.*	23,832	3,373
Revance Therapeutics, Inc.*	135,872	4,027
Revolution Medicines, Inc.*	57,160	1,814
Rocket Pharmaceuticals, Inc.*	87,284	3,866
Syndax Pharmaceuticals, Inc.*	149,321	2,564
Tandem Diabetes Care, Inc.*	56,616	5,514
TCR2 Therapeutics, Inc.*	140,621	2,308

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Health Care continued
TG Therapeutics, Inc.*	112,853	4,378
Theravance Biopharma, Inc.*	179,224	2,602
Turning Point Therapeutics, Inc.*	47,634	3,716
Veracyte, Inc.*	92,146	3,684
Y-mAbs Therapeutics, Inc.*	102,833	3,476

Total		250,407

Industrials (15.4%)
Altra Industrial Motion Corp.	60,652	3,944
Applied Industrial Technologies, Inc.	68,110	6,202
Armstrong World Industries, Inc.	37,765	4,051
ASGN, Inc.*	80,896	7,841
Boise Cascade Co.	49,459	2,886
Builders FirstSource, Inc.*	137,419	5,862
BWX Technologies, Inc.	78,532	4,564
CACI International, Inc. - Class A*	32,087	8,186
Clean Harbors, Inc.*	32,498	3,027
Curtiss-Wright Corp.	38,566	4,580
EnerSys	39,764	3,886
Exponent, Inc.	59,532	5,311
Hydrofarm Holdings Group, Inc.*	133,792	7,908
Insperity, Inc.	71,025	6,419
ITT, Inc.	65,502	5,999
John Bean Technologies Corp.	62,834	8,961
Marten Transport, Ltd.	137,606	2,269
Mercury Systems, Inc.*	47,447	3,145
Rexnord Corp.	124,977	6,254
Science Applications International Corp.	54,708	4,800
SPX Corp.*	89,961	5,495
SPX Flow, Inc.	89,983	5,870
Tetra Tech, Inc.	59,192	7,224
Trex Co., Inc.*	28,564	2,920
Viad Corp.*	66,746	3,327

Total		130,931

Information Technology (23.3%)
Alarm.com Holdings, Inc.*	73,099	6,191
Axcelis Technologies, Inc.*	108,271	4,376
Blackbaud, Inc.*	64,948	4,973
Cirrus Logic, Inc.*	67,089	5,711
Concentrix Corp.*	50,233	8,077
Digital Turbine, Inc.*	116,122	8,829
Everbridge, Inc.*	35,893	4,884

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Information Technology continued
ExlService Holdings, Inc.*	84,330	8,961
Five9, Inc.*	22,966	4,212
II-VI, Inc.*	127,790	9,276
Insight Enterprises, Inc.*	65,542	6,555
j2 Global, Inc.*	65,497	9,009
Lattice Semiconductor Corp.*	172,455	9,689
LiveRamp Holdings, Inc.*	91,201	4,273
Lumentum Holdings, Inc.*	62,349	5,114
Manhattan Associates, Inc.*	45,310	6,563
Medallia, Inc.*	153,400	5,177
Mimecast, Ltd.*	90,365	4,794
Momentive Global, Inc.*	142,806	3,009
Paylocity Holding Corp.*	12,799	2,442
Perficient, Inc.*	116,582	9,376
Power Integrations, Inc.	98,019	8,043
Q2 Holdings, Inc.*	58,248	5,975
Rapid7, Inc.*	91,149	8,625
Repay Holdings Corp.*	226,770	5,452
SentinelOne, Inc.*	7,900	336
Sprinklr, Inc.*	116,400	2,397
Sprout Social, Inc.*	83,098	7,431
Synaptics, Inc.*	51,749	8,051
Telos Corp.*	162,406	5,523
Varonis Systems, Inc.*	132,085	7,611
Verra Mobility Corp.*	515,877	7,929

Total		198,864

Materials (1.8%)
Axalta Coating Systems, Ltd.*	163,318	4,980
Ingevity Corp.*	48,866	3,976
Louisiana-Pacific Corp.	86,739	5,229
Ranpak Holdings Corp.*	55,246	1,383

Total		15,568

Real Estate (3.6%)
Essential Properties Realty Trust, Inc.	226,731	6,131
Independence Realty Trust, Inc.	310,623	5,662
PS Business Parks, Inc.	45,928	6,801
Rexford Industrial Realty, Inc.	110,182	6,275

Common Stocks (98.5%)	Shares/ Par+	Value $ (000’s)

Real Estate continued
Ryman Hospitality Properties, Inc.*	75,836	5,988

Total		30,857

Total Common Stocks
(Cost: $592,722)		840,095

Short-Term Investments (1.7%)

Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	14,246,831	14,247

Total		14,247

Total Short-Term Investments
(Cost: $14,247)		14,247

Total Investments (100.2%)
(Cost: $606,969)@		854,342

Other Assets, Less
Liabilities (-0.2%)		(2,064)

Net Assets (100.0%)		852,278

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $606,969 and the net unrealized appreciation of investments based on that cost was $247,373 which is comprised of $271,399 aggregate gross unrealized appreciation and $24,026 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$840,095	$-	$-
Short-Term Investments	14,247	-	-
Total Assets:	$854,342	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	17.0%
Industrials	16.2%
Consumer Discretionary	14.4%
Information Technology	13.3%
Health Care	11.6%
Real Estate	7.6%
Materials	5.2%
Energy	4.6%
Consumer Staples	4.0%
Communication Services	2.0%
Utilities	1.5%
Investment Companies	1.4%
Short-Term Investments & Other Net Assets	1.2%

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as equity index futures for cash management and liquidity purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Communication Services (2.0%)
AMC Networks, Inc. - Class A*	11,916	796
ATN International, Inc.	4,256	194
Cincinnati Bell, Inc.*	19,733	304
Cogent Communications Holdings, Inc.	16,406	1,262
Consolidated Communications Holdings, Inc.*	28,500	251
The E.W. Scripps Co. - Class A	22,372	456
Gannett Co., Inc.*	52,486	288
The Marcus Corp.*	9,336	198
Meredith Corp.*	15,741	684
QuinStreet, Inc.*	19,128	355
Scholastic Corp.	11,647	441
Shenandoah Telecommunications Co.	19,363	939
Spok Holdings, Inc.	6,891	66
TechTarget, Inc.*	9,165	710
Vonage Holdings Corp.*	91,607	1,320

Total		8,264

Consumer Discretionary (14.4%)
Aaron’s Holdings Company, Inc.	13,245	424
Abercrombie & Fitch Co. - Class A*	24,018	1,115
American Axle & Manufacturing Holdings, Inc.*	44,121	457
American Public Education, Inc.*	7,236	205
America’s Car-Mart, Inc.*	2,394	339
Asbury Automotive Group, Inc.*	7,501	1,285
Barnes & Noble Education, Inc.*	12,345	89
Bed Bath & Beyond, Inc.*	41,345	1,376
Big Lots, Inc.	12,388	818
BJ’s Restaurants, Inc.*	9,029	444
Bloomin’ Brands, Inc.*	31,378	852
Boot Barn Holdings, Inc.*	11,343	953
Brinker International, Inc.*	17,741	1,097
The Buckle, Inc.	11,204	557
Caleres, Inc.	14,859	406

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Consumer Discretionary continued
The Cato Corp. - Class A	7,521	127
Cavco Industries, Inc.*	3,308	735
Century Communities, Inc.	11,379	757
The Cheesecake Factory, Inc.*	17,870	968
Chico’s FAS, Inc.*	47,501	313
The Children’s Place, Inc.*	5,681	529
Chuy’s Holdings, Inc.*	7,751	289
Conn’s, Inc.*	7,510	192
Cooper-Standard Holding, Inc.*	6,570	191
Core-Mark Holding Co., Inc.	17,512	788
Dave & Buster’s Entertainment, Inc.*	18,526	752
Designer Brands, Inc.*	22,985	380
DineEquity, Inc.*	6,652	594
Dorman Products, Inc.*	11,074	1,148
El Pollo Loco Holdings, Inc.*	7,358	135
Ethan Allen Interiors, Inc.	8,504	235
Fiesta Restaurant Group, Inc.*	6,851	92
Fossil Group, Inc.*	18,371	262
GameStop Corp. - Class A*	21,525	4,609
Genesco, Inc.*	5,509	351
Gentherm, Inc.*	12,829	911
G-III Apparel Group, Ltd.*	16,883	555
Group 1 Automotive, Inc.	6,627	1,023
Guess?, Inc.	14,855	392
Haverty Furniture Cos., Inc.	6,564	281
Hibbett Sports, Inc.*	6,286	563
Installed Building Products, Inc.	8,753	1,071
iRobot Corp.*	10,894	1,017
Kontoor Brands, Inc.	18,326	1,034
La-Z-Boy, Inc.	17,963	665
LCI Industries	9,790	1,287
LGI Homes, Inc.*	8,509	1,378
Liquidity Services, Inc.*	10,518	268
Lumber Liquidators Holdings, Inc.*	11,299	238
M.D.C. Holdings, Inc.	21,534	1,090
M/I Homes, Inc.*	11,318	664
Macy’s, Inc.*	120,873	2,292

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Consumer Discretionary continued
MarineMax, Inc.*	8,595	419
Meritage Homes Corp.*	14,678	1,381
Monarch Casino & Resort, Inc.*	5,023	332
Monro, Inc.	12,988	825
Motorcar Parts of America, Inc.*	7,388	166
Movado Group, Inc.	6,526	205
The ODP Corporation*	20,753	996
Oxford Industries, Inc.	6,549	647
Perdoceo Education Corp.*	27,310	335
PetMed Express, Inc.	7,857	250
Red Robin Gourmet Burgers, Inc.*	6,100	202
Regis Corp.*	9,418	88
Rent-A-Center, Inc.	23,140	1,228
Ruth’s Hospitality Group, Inc.*	12,399	286
Sally Beauty Holdings, Inc.*	43,810	967
Shake Shack, Inc. - Class A*	14,098	1,509
Shoe Carnival, Inc.	3,352	240
Shutterstock, Inc.	8,646	849
Signet Jewelers, Ltd.*	20,306	1,641
Sleep Number Corp.*	9,487	1,043
Sonic Automotive, Inc. - Class A	9,061	405
Stamps.com, Inc.*	7,103	1,423
Standard Motor Products, Inc.	7,744	336
Steven Madden, Ltd.	29,838	1,306
Sturm, Ruger & Co., Inc.	6,818	613
Tupperware Brands Corp.*	19,262	457
Unifi, Inc.*	5,806	141
Universal Electronics, Inc.*	5,332	259
Vera Bradley, Inc.*	8,594	106
Vista Outdoor, Inc.*	22,392	1,036
Winnebago Industries, Inc.	13,032	886
Wolverine World Wide, Inc.	32,128	1,081
Zumiez, Inc.*	8,185	401

Total		60,652

Consumer Staples (4.0%)
The Andersons, Inc.	12,146	371
B&G Foods, Inc.	25,110	824
Calavo Growers, Inc.	6,455	409

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Consumer Staples continued
Cal-Maine Foods, Inc.	14,524	526
Celsius Holdings, Inc.*	12,753	970
Central Garden & Pet Co.*	19,235	947
The Chefs’ Warehouse, Inc.*	12,639	402
Coca-Cola Consolidated, Inc.	1,799	724
e.l.f. Beauty, Inc.*	15,017	408
Edgewell Personal Care Co.	21,080	925
Fresh Del Monte Produce, Inc.	11,809	388
Inter Parfums, Inc.	6,873	495
J & J Snack Foods Corp.	5,831	1,017
John B. Sanfilippo & Son, Inc.	3,447	305
Medifast, Inc.	4,561	1,291
MGP Ingredients, Inc.	5,105	345
National Beverage Corp.	9,044	427
PriceSmart, Inc.	9,060	825
Seneca Foods Corp. - Class A*	2,605	133
The Simply Good Foods Co.*	32,681	1,193
SpartanNash Co.	14,056	271
United Natural Foods, Inc.*	21,833	807
Universal Corp.	9,513	542
USANA Health Sciences, Inc.*	4,474	458
Vector Group, Ltd.	49,628	702
WD-40 Co.	5,316	1,363

Total		17,068

Energy (4.6%)
Archrock, Inc.	50,026	446
Bonanza Creek Energy, Inc.	7,401	348
Bristow Group, Inc.*	8,985	230
Callon Petroleum Co.*	17,937	1,035
CONSOL Energy, Inc.*	11,740	217
Core Laboratories NV	17,935	698
DMC Global, Inc.*	7,241	407
Dorian LPG, Ltd.*	10,498	148
Dril-Quip, Inc.*	13,704	464
Green Plains, Inc.*	16,439	553
Helix Energy Solutions Group, Inc.*	54,841	313
Helmerich & Payne, Inc.	41,776	1,363
Laredo Petroleum, Inc.*	3,747	348
Matador Resources Co.	42,562	1,533
Matrix Service Co.*	10,240	107

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Energy continued
Nabors Industries, Ltd.*	2,526	289
Oceaneering International, Inc.*	38,689	602
Oil States International, Inc.*	23,676	186
Par Pacific Holdings, Inc.*	17,252	290
Patterson-UTI Energy, Inc.	72,733	723
PBF Energy, Inc.*	37,277	570
PDC Energy, Inc.	38,499	1,763
Penn Virginia Corp.*	5,931	140
ProPetro Holding Corp.*	31,671	290
Range Resources Corp.*	100,649	1,687
Renewable Energy Group, Inc.*	18,480	1,152
REX American Resources Corp.*	2,041	184
RPC, Inc.*	22,561	112
SM Energy Co.	42,473	1,046
Southwestern Energy Co.*	251,980	1,429
Talos Energy, Inc.*	12,329	193
US Silica Holdings, Inc.*	28,826	333

Total		19,199

Financials (17.0%)
Allegiance Bancshares, Inc.	7,184	276
Ambac Financial Group, Inc.*	17,892	280
American Equity Investment Life Holding Co.	33,304	1,076
Ameris Bancorp	27,040	1,369
AMERISAFE, Inc.	7,493	447
Apollo Commercial Real Estate Finance, Inc.	49,892	796
ARMOUR Residential REIT, Inc.	27,626	315
Assured Guaranty, Ltd.	29,241	1,388
Axos Financial, Inc.*	19,979	927
B. Riley Financial, Inc.	6,858	518
Banc of California, Inc.	17,309	304
BancFirst Corp.	7,253	453
The Bancorp, Inc.*	19,759	455
BankUnited, Inc.	36,179	1,544
Banner Corp.	13,496	732
Berkshire Hills Bancorp, Inc.	19,877	545
Blucora, Inc.*	18,785	325
Boston Private Financial Holdings, Inc.	31,974	472

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Financials continued
Brightsphere Investment Group, Inc.	23,080	541
Brookline Bancorp, Inc.	30,319	453
Cadence Bancorp	48,373	1,010
Capitol Federal Financial, Inc.	50,045	589
Capstead Mortgage Corp.	37,522	230
Central Pacific Financial Corp.	10,976	286
City Holding Co.	6,079	457
Columbia Banking System, Inc.	27,826	1,073
Community Bank System, Inc.	20,892	1,580
Customers Bancorp, Inc.*	11,502	448
CVB Financial Corp.	49,538	1,020
Dime Community Bancshares, Inc.	13,704	461
Donnelley Financial Solutions, Inc.*	11,537	381
Eagle Bancorp, Inc.	12,374	694
eHealth, Inc.*	10,135	592
Ellington Financial, Inc.	16,974	325
Employers Holdings, Inc.	11,063	473
Encore Capital Group, Inc.*	12,023	570
Enova International, Inc.*	14,257	488
EZCORP, Inc. - Class A*	20,404	123
FB Financial Corp.	13,044	487
First Bancorp	94,678	1,449
First Commonwealth Financial Corp.	37,306	525
First Financial Bancorp	37,731	892
First Hawaiian, Inc.	50,560	1,433
First Midwest Bancorp, Inc.	44,357	880
Flagstar Bancorp, Inc.	18,413	778
Genworth Financial, Inc. - Class A*	196,522	766
Granite Point Mortgage Trust, Inc.	21,360	315
Great Western Bancorp, Inc.	21,375	701
Green Dot Corp. - Class A*	21,104	989
Greenhill & Co., Inc.	5,619	87
Hanmi Financial Corp.	11,908	227
HCI Group, Inc.	2,531	252
Heritage Financial Corp. of Washington	13,984	350
Hilltop Holdings, Inc.	25,238	919
HomeStreet, Inc.	8,285	338
Hope Bancorp, Inc.	47,929	680

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Financials continued
Horace Mann Educators Corp.	16,086	602
Independent Bank Corp.	12,808	967
Independent Bank Group, Inc.	14,238	1,053
Invesco Mortgage Capital, Inc.	110,118	429
Investors Bancorp, Inc.	87,391	1,246
James River Group Holdings, Ltd.	14,450	542
KKR Real Estate Finance Trust, Inc.	10,563	228
Meta Financial Group, Inc.	12,380	627
Mr. Cooper Group, Inc.*	26,388	872
National Bank Holding Corp. - Class A	11,935	450
NBT Bancorp, Inc.	16,839	606
New York Mortgage Trust, Inc.	147,062	657
NMI Holdings, Inc. - Class A*	33,223	747
Northfield Bancorp, Inc.	17,881	293
Northwest Bancshares, Inc.	49,327	673
OFG Bancorp	20,012	443
Old National Bancorp	64,275	1,132
Pacific Premier Bancorp, Inc.	36,702	1,552
Palomar Holdings, Inc.*	8,433	636
Park National Corp.	5,515	648
PennyMac Mortgage Investment Trust	37,978	800
Piper Jaffray Cos., Inc.	5,592	724
PRA Group, Inc.*	17,761	683
Preferred Bank	5,258	333
ProAssurance Corp.	20,922	476
Provident Financial Services, Inc.	28,124	644
Ready Capital Corp.	22,358	355
Redwood Trust, Inc.	43,817	529
Renasant Corp.	21,847	874
S&T Bancorp, Inc.	15,260	478
Safety Insurance Group, Inc.	5,510	431
Seacoast Banking Corp. of Florida	21,440	732
Selectquote, Inc.*	17,111	330
ServisFirst Bancshares, Inc.	18,268	1,242
Simmons First National Corp. - Class A	42,011	1,233
SiriusPoint, Ltd.*	29,397	296
Southside Bancshares, Inc.	12,000	459

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Financials continued
Stewart Information Services Corp.	10,402	590
StoneX Group, Inc.*	6,455	392
Tompkins Financial Corp.	4,679	363
Triumph Bancorp, Inc.*	8,782	652
Trupanion, Inc.*	13,045	1,501
TrustCo Bank Corp.	7,472	257
Two Harbors Investment Corp.	105,925	801
United Community Banks, Inc.	33,663	1,078
United Fire Group, Inc.	8,379	232
United Insurance Holdings Corp.	7,898	45
Universal Insurance Holdings, Inc.	10,983	152
Veritex Holdings, Inc.	19,176	679
Virtus Investment Partners, Inc.	2,788	774
Walker & Dunlop, Inc.	11,467	1,197
Westamerica Bancorporation	10,416	604
WisdomTree Investments, Inc.	43,475	270
World Acceptance Corp.*	1,523	244
WSFS Financial Corp.	18,432	859

Total		71,796

Health Care (11.6%)
Addus HomeCare Corp.*	5,856	511
Allscripts Healthcare Solutions, Inc.*	54,742	1,013
AMN Healthcare Services, Inc.*	18,325	1,777
Amphastar Pharmaceuticals, Inc.*	14,231	287
AngioDynamics, Inc.*	14,794	401
ANI Pharmaceuticals, Inc.*	3,845	135
Anika Therapeutics, Inc.*	5,592	242
Apollo Medical Holdings, Inc.*	5,116	321
Avanos Medical, Inc.*	18,644	678
Cara Therapeutics, Inc.*	16,690	238
Cardiovascular Systems, Inc.*	15,565	664
Coherus Biosciences, Inc.*	25,862	358
Collegium Pharmaceutical, Inc.*	13,660	323
Community Health Systems, Inc.*	48,170	744

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Health Care continued
Computer Programs and Systems, Inc.	4,965	165
CONMED Corp.	11,283	1,551
Corcept Therapeutics, Inc.*	40,703	895
CorVel Corp.*	3,531	474
Covetrus, Inc.*	38,665	1,044
Cross Country Healthcare, Inc.*	13,585	224
CryoLife, Inc.*	15,169	431
Cutera, Inc.*	6,887	338
Cytokinetics, Inc.*	27,820	551
Eagle Pharmaceuticals, Inc.*	4,525	194
Enanta Pharmaceuticals, Inc.*	6,968	307
Endo International PLC*	90,456	423
Ensign Group, Inc.	20,030	1,736
Fulgent Genetics, Inc.*	6,861	633
Glaukos Corp.*	17,946	1,522
Hanger, Inc.*	14,938	378
HealthStream, Inc.*	9,774	273
Heska Corp.*	3,841	882
Innoviva, Inc.*	24,360	327
Inogen, Inc.*	7,209	470
Integer Holdings Corp.*	12,789	1,205
Invacare Corp.*	13,552	109
The Joint Corp.*	5,118	429
Lantheus Holdings, Inc.*	26,166	723
LeMaitre Vascular, Inc.	6,631	405
Luminex Corp.	17,063	628
Magellan Health, Inc.*	9,026	850
MEDNAX, Inc.*	33,424	1,008
Meridian Bioscience, Inc.*	16,821	373
Merit Medical Systems, Inc.*	19,113	1,236
Mesa Laboratories, Inc.	1,892	513
ModivCare, Inc.*	4,729	804
Myriad Genetics, Inc.*	29,880	914
Natus Medical, Inc.*	13,191	343
NeoGenomics, Inc.*	45,724	2,065
NextGen Healthcare, Inc.*	21,553	358
Omnicell, Inc.*	16,748	2,536
OraSure Technologies, Inc.*	27,905	283
Organogenesis Holdings, Inc.*	19,401	322
Orthofix Medical, Inc.*	7,595	305
Owens & Minor, Inc.	29,141	1,233
Pacira Biosciences, Inc.*	17,084	1,037
The Pennant Group, Inc.*	9,878	404

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Health Care continued
Phibro Animal Health Corp. - Class A	7,881	228
Prestige Brands Holdings, Inc.*	19,347	1,008
RadNet, Inc.*	16,959	571
REGENXBIO, Inc.*	13,514	525
Select Medical Holdings Corp.	41,828	1,768
Simulations Plus, Inc. Spectrum	5,932	326
Pharmaceuticals, Inc.*	62,587	235
Supernus Pharmaceuticals, Inc.*	20,563	633
Surmodics, Inc.*	5,374	292
Tabula Rasa HealthCare, Inc.*	8,747	437
Tactile Systems Technology, Inc.*	7,620	396
Tivity Health, Inc.*	14,699	387
US Physical Therapy, Inc.	5,006	580
Vanda Pharmaceuticals, Inc.*	21,548	463
Varex Imaging Corp.*	15,264	409
Vericel Corp.*	17,977	944
Xencor, Inc.*	22,570	778
Zynex, Inc.*	7,567	117

Total		48,690

Industrials (16.2%)
AAON, Inc.	15,858	993
AAR Corp.*	12,872	499
ABM Industries, Inc.	26,017	1,154
Aerojet Rocketdyne Holdings, Inc.	28,876	1,394
Aerovironment, Inc.*	8,707	872
Alamo Group, Inc.	3,844	587
Albany International Corp. - Class A	11,904	1,063
Allegiant Travel Co.*	5,650	1,096
American Woodmark Corp.*	6,596	539
Apogee Enterprises, Inc.	9,994	407
Applied Industrial Technologies, Inc.	15,073	1,373
ArcBest Corp.	9,848	573
Arcosa, Inc.	18,681	1,097
Astec Industries, Inc.	8,809	554
Atlas Air Worldwide Holdings, Inc.*	10,687	728
AZZ, Inc.	9,701	502
Barnes Group, Inc.	18,061	926
Brady Corp. - Class A	18,811	1,054
Chart Industries, Inc.*	13,800	2,019

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Industrials continued
CIRCOR International, Inc.*	7,849	256
Comfort Systems USA, Inc.	14,073	1,109
Deluxe Corp.	16,370	782
DXP Enterprises, Inc.*	6,849	228
Echo Global Logistics, Inc.*	10,329	318
Encore Wire Corp.	8,002	606
Enerpac Tool Group Corp.	23,313	621
EnPro Industries, Inc.	7,985	776
ESCO Technologies, Inc.	10,102	948
Exponent, Inc.	20,209	1,803
Federal Signal Corp.	23,470	944
Forrester Research, Inc.*	4,304	197
Forward Air Corp.	10,594	951
Franklin Electric Co., Inc.	14,949	1,205
Gibraltar Industries, Inc.*	12,655	966
GMS, Inc.*	16,618	800
Granite Construction, Inc.	17,762	738
The Greenbrier Cos., Inc.	12,731	555
Griffon Corp.	17,605	451
Harsco Corp.*	30,736	628
Hawaiian Holdings, Inc.*	19,811	483
Heartland Express, Inc.	18,870	323
Heidrick & Struggles International, Inc.	7,557	337
Hillenbrand, Inc.	29,180	1,286
HNI Corp.	16,884	742
Hub Group, Inc. - Class A*	13,099	864
Insteel Industries, Inc.	7,537	242
Interface, Inc.	22,821	349
John Bean Technologies Corp.	12,311	1,756
Kaman Corp.	10,780	543
Kelly Services, Inc. - Class A*	12,984	311
Korn Ferry	20,941	1,519
Lindsay Corp.	4,230	699
Lydall, Inc.*	6,635	402
Marten Transport, Ltd.	22,782	376
Matson, Inc.	16,845	1,078
Matthews International Corp. - Class A	12,278	442
Meritor, Inc.*	28,150	659
Moog, Inc. - Class A	11,347	954
Mueller Industries, Inc.	22,160	960
MYR Group, Inc.*	6,525	593
National Presto Industries, Inc.	2,019	205

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Industrials continued
NOW, Inc.*	42,822	406
Park Aerospace Corp.	7,229	108
Patrick Industries, Inc.	8,668	633
PGT Innovations, Inc.*	23,137	537
Pitney Bowes, Inc.	68,046	597
Powell Industries, Inc.	3,434	106
Proto Labs, Inc.*	10,738	986
Quanex Building Products Corp.	13,035	324
Raven Industries, Inc.	13,926	806
Resideo Technologies, Inc.*	55,762	1,673
Resources Connection, Inc.	11,933	171
Saia, Inc.*	10,213	2,140
SkyWest, Inc.*	19,528	841
SPX Corp.*	17,559	1,072
SPX Flow, Inc.	16,371	1,068
Standex International Corp.	4,753	451
Team, Inc.*	11,969	80
Tennant Co.	7,209	576
Titan International, Inc.*	19,607	166
Triumph Group, Inc.*	23,650	491
TrueBlue, Inc.*	13,748	386
UFP Industries, Inc.	23,986	1,783
UniFirst Corp.	5,907	1,386
US Ecology, Inc.*	12,216	458
Veritiv Corp.*	4,737	291
Viad Corp.*	7,940	396
Vicor Corp.*	8,249	872
Wabash National Corp.	20,125	322
Watts Water Technologies, Inc. - Class A	10,680	1,558

Total		68,119

Information Technology (13.3%)
3D Systems Corp.*	48,486	1,938
8x8, Inc.*	42,614	1,183
ADTRAN, Inc.	18,762	387
Advanced Energy Industries, Inc.	14,895	1,679
Agilysys, Inc.*	7,965	453
Alarm.com Holdings, Inc.*	17,557	1,487
Applied Optoelectronics, Inc.*	9,566	81
Arlo Technologies, Inc.*	31,550	214
Axcelis Technologies, Inc.*	13,031	527
Badger Meter, Inc.	11,315	1,110
Bel Fuse, Inc. - Class B	3,912	56
Benchmark Electronics, Inc.	13,895	395

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Information Technology continued
BM Technologies, Inc.*,Æ,d	1,673	19
Bottomline Technologies, Inc.*	15,244	565
CalAmp Corp.*	13,642	174
CEVA, Inc.*	8,844	418
Cohu, Inc.*	18,784	691
Comtech Telecommunications Corp.	10,102	244
CSG Systems International, Inc.	12,730	601
CTS Corp.	12,538	466
Daktronics, Inc.*	14,269	94
Diebold, Inc.*	30,334	390
Digi International, Inc.*	13,185	265
Diodes, Inc.*	16,437	1,311
DSP Group, Inc.*	8,638	128
Ebix, Inc.	9,115	309
ePlus, Inc.*	5,230	453
EVERTEC, Inc.	23,218	1,013
ExlService Holdings, Inc.*	12,971	1,378
Extreme Networks, Inc.*	48,877	545
Fabrinet*	14,299	1,371
FARO Technologies, Inc.*	7,035	547
FormFactor, Inc.*	30,106	1,098
Harmonic, Inc.*	39,168	334
Ichor Holdings, Ltd.*	10,890	586
Insight Enterprises, Inc.*	13,698	1,370
InterDigital, Inc.	11,930	871
Itron, Inc.*	17,499	1,750
Knowles Corp.*	35,965	710
Kulicke and Soffa Industries, Inc.	24,063	1,473
LivePerson, Inc.*	24,861	1,572
ManTech International Corp. - Class A	10,638	921
MaxLinear, Inc. - Class A*	26,597	1,130
Methode Electronics, Inc. - Class A	14,907	734
MicroStrategy, Inc. - Class A*	3,018	2,005
NETGEAR, Inc.*	11,813	453
OneSpan, Inc.*	13,102	335
Onto Innovation, Inc.*	19,018	1,389
OSI Systems, Inc.*	6,482	659
PC Connection, Inc.	4,264	197
PDF Solutions, Inc.*	11,444	208
Perficient, Inc.*	12,809	1,030
Photronics, Inc.*	24,572	325
Plantronics, Inc.*	14,767	616
Plexus Corp.*	11,091	1,014
Power Integrations, Inc.	23,521	1,930

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Information Technology continued
Progress Software Corp.	17,051	789
Rambus, Inc.*	43,616	1,034
Rogers Corp.*	7,256	1,457
Sanmina Corp.*	25,251	984
ScanSource, Inc.*	9,874	278
SMART Global Holdings, Inc.*	5,271	251
SPS Commerce, Inc.*	13,905	1,388
Sykes Enterprises, Inc.*	15,405	827
TTEC Holdings, Inc.	7,076	729
TTM Technologies, Inc.*	38,673	553
Ultra Clean Holdings, Inc.*	16,986	913
Unisys Corp.*	25,978	658
Veeco Instruments, Inc.*	19,452	468
Viavi Solutions, Inc.*	88,605	1,565
Xperi Holding Corp.	40,668	904

Total		56,000

Materials (5.2%)
AdvanSix, Inc.*	10,879	325
Allegheny Technologies, Inc.*	49,327	1,028
American Vanguard Corp.	10,484	183
Arconic Corp.*	37,974	1,353
Balchem Corp.	12,576	1,651
Boise Cascade Co.	15,273	891
Carpenter Technology Corp.	18,625	749
Century Aluminum Co.*	19,569	252
Clearwater Paper Corp.*	6,470	187
Domtar Corp.*	19,482	1,071
Ferro Corp.*	32,024	691
FutureFuel Corp.	9,934	95
GCP Applied Technologies, Inc.*	18,783	437
Glatfelter Corp.	17,238	241
H.B. Fuller Co.	20,262	1,289
Hawkins, Inc.	7,347	241
Haynes International, Inc.	4,914	174
Innospec, Inc.	9,542	865
Kaiser Aluminum Corp.	6,146	759
Koppers Holdings, Inc.*	8,228	266
Kraton Corp.*	12,466	402
Livent Corp.*	61,809	1,197
Materion Corp.	7,919	597
Mercer International, Inc.	15,364	196
Myers Industries, Inc.	14,001	294
Neenah Paper, Inc.	6,532	328

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Materials continued
O-I Glass, Inc.*	61,237	1,000
Olympic Steel, Inc.	3,542	104
Quaker Chemical Corp.	5,128	1,216
Rayonier Advanced Materials, Inc.*	24,667	165
Schweitzer-Mauduit International, Inc.	12,188	492
Stepan Co.	8,295	998
SunCoke Energy, Inc.	32,192	230
TimkenSteel Corp.*	14,909	211
Tredegar Corp.	10,048	138
Trinseo SA	15,025	899
US Concrete, Inc.*	6,253	461
Warrior Met Coal, Inc.	19,922	343

Total		22,019

Real Estate (7.6%)
Acadia Realty Trust	33,467	735
Agree Realty Corp.	26,397	1,861
Alexander & Baldwin, Inc.	28,063	514
American Assets Trust, Inc.	19,459	726
Armada Hoffler Properties, Inc.	23,394	311
Brandywine Realty Trust	66,258	908
CareTrust REIT, Inc.	37,541	872
Centerspace REIT	5,029	397
Chatham Lodging Trust*	18,845	243
Community Healthcare Trust, Inc.	8,902	422
CoreCivic, Inc.*	46,621	488
DiamondRock Hospitality Co.*	81,519	791
Diversified Healthcare Trust	92,398	386
Easterly Government Properties, Inc.	32,517	685
Essential Properties Realty Trust, Inc.	45,564	1,232
Four Corners Property Trust, Inc.	29,537	815
Franklin Street
Properties Corp.	37,446	197
The GEO Group, Inc.	47,153	336
Getty Realty Corp.	14,458	450
Global Net Lease, Inc.	37,001	685
Hersha Hospitality Trust*	14,257	153
Independence Realty Trust, Inc.	39,642	723
Industrial Logistics Properties Trust	25,327	662
Innovative Industrial Properties, Inc.	9,279	1,772
iStar, Inc.	28,409	589
Kite Realty Group Trust	32,765	721

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Common Stocks (97.4%)	Shares/ Par+	Value $ (000’s)

Real Estate continued
Lexington Realty Trust	107,659	1,287
LTC Properties, Inc.	15,291	587
Mack-Cali Realty Corp.	33,420	573
Marcus & Millichap, Inc.*	9,359	364
NexPoint Residential Trust, Inc.	8,782	483
Office Properties Income Trust	18,732	549
RE/MAX Holdings, Inc. - Class A	7,326	244
Realogy Holdings Corp.*	45,152	823
Retail Opportunity Investments Corp.	129,324	1,767
RPT Realty	31,471	408
Safehold, Inc.	5,575	438
Saul Centers, Inc.	5,014	228
Service Properties Trust	63,910	805
SITE Centers Corp.	65,465	986
The St. Joe Co.	12,103	540
Summit Hotel Properties, Inc.*	41,160	384
Tanger Factory Outlet Centers, Inc.	39,092	737
Uniti Group, Inc.	90,531	959
Universal Health Realty Income Trust	4,965	306
Urstadt Biddle
Properties, Inc. - Class A	11,673	226
Washington Real Estate Investment Trust	32,787	754
Whitestone REIT	15,423	127
Xenia Hotels & Resorts, Inc.*	44,128	826

Total		32,075

Utilities (1.5%)
American States Water Co.	14,314	1,139
Avista Corp.	26,884	1,147
California Water Service Group	19,716	1,095
Chesapeake Utilities Corp.	6,806	819
Northwest Natural Holding Co.	11,892	625
South Jersey Industries, Inc.	43,585	1,130
Unitil Corp.	5,835	309

Total		6,264

Total Common Stocks
(Cost: $279,762)		410,146

Investment Companies (1.4%)	Shares/ Par+	Value $ (000’s)

Investment Companies (1.4%)
iShares Core S&P Small-Cap ETF	51,247	5,790

Total		5,790

Total Investment Companies
(Cost: $5,119)		5,790

Warrants (0.0%)

Energy (0.0%)
Nabors Industries, Ltd.*	1,013	10

Total		10

Total Warrants (Cost: $–)		10

Short-Term Investments (1.2%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,597,982	4,598

Total		4,598

US Government & Agencies (0.1%)
US Treasury 0.010%, 7/15/21 b	420,000	420

Total		420

Total Short-Term Investments
(Cost: $5,018)		5,018

Total Investments (100.0%)
(Cost: $289,899)@		420,964

Other Assets, Less
Liabilities (0.0%)		68

Net Assets (100.0%)		421,032

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-mini Russell 2000 Index Futures	Long	USD	2	45	9/21	$5,193	$(20)	$7
							$(20)	$7

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$7	$7	$–	$–	$–	$–

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
BM Technologies, Inc.	1/8/21	$20	$19	–%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

d	Restricted security – see accompanying table for additional details

#	7-Day yield as of 6/30/2021.

b

Cash or securities with an aggregate value of $420 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $289,899 and the net unrealized appreciation of investments based on that cost was $131,045 which is comprised of $143,638 aggregate gross unrealized appreciation and $12,593 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stocks
Information Technology	$55,981	$-	$19
All Others	354,146	-	-
Investment Companies	5,790	-	-
Short-Term Investments
Money Market Funds	4,598	-	-
All Others	-	420	-
Warrants	10	-
Total Assets:	$420,525	$420	$19
Liabilities:
Other Financial Instruments^
Futures	(20)	-	-
Total Liabilities:	$(20)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	25.9%
Industrials	16.2%
Consumer Discretionary	10.7%
Real Estate	8.7%
Health Care	8.2%
Information Technology	6.7%
Energy	6.5%
Materials	5.6%
Utilities	4.0%
Consumer Staples	3.0%
Communication Services	2.4%
Short-Term Investments & Other Net Assets	1.9%
Technology	0.1%
Industrial	0.1%

Sector Allocation is subject to change.

Stocks of smaller companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest a portion of its assets in other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), and will bear its pro rata portion of such expenses. The market prices of ETFs, closed-end funds and BDCs may trade at a premium or discount to their net asset values and may be subject to trading halts by the applicable exchange, which may negatively impact the Portfolio. BDCs in particular may be less liquid and more adversely affected by poor economic or market conditions.

The Portfolio may invest a relatively high percentage of its assets in a particular sector. The Portfolio will have greater exposure to the risks associated with that sector and its performance will be tied more closely to the performance of the sector.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Communication Services (2.4%)
Advantage Solutions, Inc.*	230,586	2,488
Boston Omaha Corp.*	114,347	3,626
Cable One, Inc.	2,488	4,759
Scholastic Corp.	76,319	2,892
Thryv Holdings, Inc.*	66,553	2,380

Total		16,145

Consumer Discretionary (10.7%)
Aaron’s Holdings Company, Inc.	50,896	1,628
Bally’s Corp.*	16,714	904
BJ’s Restaurants, Inc.*	73,437	3,609
Cavco Industries, Inc.*	23,280	5,173
Dorman Products, Inc.*	36,114	3,744
The Goodyear Tire & Rubber Co.*	94,800	1,626
Hanesbrands, Inc.	147,607	2,756
Hibbett Sports, Inc.*	35,814	3,210
LCI Industries	27,112	3,563
Lumber Liquidators Holdings, Inc.*	149,970	3,164
Marriott Vacations Worldwide Corp.*	26,461	4,215
Meritage Homes Corp.*	34,865	3,280
Monro, Inc.	55,033	3,495
Papa John’s International, Inc.	36,618	3,824
Petco Health & Wellness Co., Inc.*	105,876	2,373
Planet Fitness, Inc.*	30,962	2,330
Pool Corp.	8,519	3,907
Poshmark, Inc. - Class A*	31,348	1,497
Red Robin Gourmet Burgers, Inc.*	79,978	2,648
Steven Madden, Ltd.	120,743	5,284
Strategic Education, Inc.	76,032	5,783
Visteon Corp.*	29,457	3,562

Total		71,575

Consumer Staples (3.0%)
Coca-Cola Consolidated, Inc.	10,336	4,156
Grocery Outlet Holding Corp.*	69,330	2,403
Nomad Foods, Ltd.*	231,798	6,553
Post Holdings, Inc.*	34,273	3,718

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Consumer Staples continued
The Simply Good Foods Co.*	85,983	3,139

Total		19,969

Energy (6.5%)
Cactus, Inc.	143,461	5,268
ChampionX Corp.*	302,154	7,750
Devon Energy Corp.	242,094	7,067
International Seaways, Inc.	102,951	1,975
Liberty Oilfield Services, Inc.*	351,383	4,975
Magnolia Oil & Gas Corp.*	345,401	5,399
Matador Resources Co.	230,345	8,295
REX American Resources Corp.*	34,526	3,113

Total		43,842

Financials (25.9%)
Atlantic Capital Bancshares, Inc.*	50,429	1,284
BankUnited, Inc.	176,706	7,544
BRP Group, Inc.*	136,487	3,637
Columbia Banking System, Inc.	122,069	4,707
CrossFirst Bankshares, Inc.*	168,396	2,315
Eastern Bankshares, Inc.	137,730	2,833
FB Financial Corp.	122,169	4,559
Glacier Bancorp, Inc.	88,228	4,860
Green Dot Corp. - Class A*	70,069	3,283
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123,814	6,952
HarborOne Bancorp, Inc.	273,711	3,925
Hercules Capital, Inc.	197,548	3,370
Heritage Financial Corp. of Washington	66,634	1,667
Home BancShares, Inc.	335,141	8,271
Houlihan Lokey, Inc.	62,432	5,106
Howard Bancorp, Inc.*	206,512	3,331
Independent Bank Corp.	34,016	2,568
James River Group Holdings, Ltd.	88,569	3,323
Live Oak Bancshares, Inc.	107,823	6,362

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Financials continued
Meridian Bancorp, Inc.	171,513	3,509
National Bank Holding Corp. - Class A	113,714	4,292
Origin Bancorp, Inc.	94,360	4,007
Palomar Holdings, Inc.*	31,269	2,360
PCSB Financial Corp.	77,169	1,402
PennyMac Financial Services, Inc.	58,543	3,613
PennyMac Mortgage Investment Trust	187,023	3,939
Pinnacle Financial Partners, Inc.	104,511	9,227
Popular, Inc.	67,291	5,050
PRA Group, Inc.*	36,625	1,409
ProAssurance Corp.	123,758	2,815
PROG Holdings, Inc.	91,701	4,414
Radian Group, Inc.	213,479	4,750
Southern First Bancshares, Inc.*	68,570	3,508
State Auto Financial Corp.	117,754	2,016
StepStone Group, Inc.	33,826	1,164
TowneBank	171,168	5,207
Virtus Investment Partners, Inc.	21,277	5,910
Walker & Dunlop, Inc.	25,609	2,673
Webster Financial Corp.	89,608	4,780
Western Alliance Bancorporation	115,044	10,682
WSFS Financial Corp.	154,560	7,201

Total		173,825

Health Care (8.2%)
Acceleron Pharma, Inc.*	18,349	2,303
Agiliti, Inc.*	101,213	2,214
Arvinas, Inc.*	18,211	1,402
Atrion Corp.	7,107	4,413
Blueprint Medicines Corp.*	19,150	1,684
C4 Therapeutics, Inc.*	34,700	1,313
Ensign Group, Inc.	46,883	4,063
Envista Holdings Corp.*	95,820	4,140
FIGS, Inc.*	5,584	280
Insmed, Inc.*	56,110	1,597
Karuna Therapeutics, Inc.*	10,019	1,142
Kodiak Sciences, Inc.*	14,317	1,331
Kymera Therapeutics, Inc.*	15,900	771

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Health Care continued
Molina Healthcare, Inc.*	4,643	1,175
MultiPlan Corp.*	45,042	429
Option Care Health, Inc.*	198,998	4,352
Ortho Clinical Diagnostics Holdings PLC*	70,512	1,510
The Pennant Group, Inc.*	60,543	2,476
Phreesia, Inc.*	50,550	3,099
Quidel Corp.*	7,357	943
Replimune Group, Inc.*	42,810	1,645
Select Medical Holdings Corp.	192,212	8,123
Turning Point Therapeutics, Inc.*	14,900	1,162
Ultragenyx Pharmaceutical, Inc.*	24,353	2,322
Xencor, Inc.*	36,557	1,261

Total		55,150

Industrial (0.1%)
Xometry, Inc.*	6,139	537

Total		537

Industrials (16.2%)
ABM Industries, Inc.	36,500	1,619
Air Lease Corp.	39,379	1,644
Alamo Group, Inc.	13,018	1,988
Allegiant Travel Co.*	7,788	1,511
Ameresco, Inc.*	25,867	1,622
Beacon Roofing Supply, Inc.*	108,875	5,798
Blue Bird Corp.*	97,002	2,411
Brady Corp. - Class A	65,334	3,661
Chart Industries, Inc.*	10,959	1,604
CIRCOR International, Inc.*	85,581	2,790
Enerpac Tool Group Corp.	130,111	3,464
ESCO Technologies, Inc.	50,273	4,716
FTI Consulting, Inc.*	12,280	1,678
Helios Technologies, Inc.	74,189	5,790
JELD-WEN Holding, Inc.*	96,282	2,528
Kelly Services, Inc. - Class A*	52,022	1,247
Korn Ferry	72,121	5,232
Landstar System, Inc.	28,192	4,455
Matson, Inc.	32,734	2,095
McGrath RentCorp	51,427	4,195
MSA Safety, Inc.	21,057	3,487
Parsons Corp.*	58,981	2,321

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Industrials continued
Resideo Technologies, Inc.*	77,600	2,328
Rush Enterprises, Inc.	40,255	1,741
Ryder System, Inc.	27,720	2,060
Shoals Technologies Group, Inc.*	72,633	2,578
SPX Corp.*	61,674	3,767
Stericycle, Inc.*	67,098	4,801
Thermon Group Holdings, Inc.*	125,569	2,140
The Timken Co.	37,324	3,008
Triumph Group, Inc.*	310,844	6,450
UFP Industries, Inc.	114,129	8,484
UniFirst Corp.	7,743	1,817
Univar Solutions, Inc.*	142,226	3,467

Total		108,497

Information Technology (6.7%)
Belden, Inc.	158,884	8,035
Ceridian HCM Holding, Inc.*	44,277	4,247
DoubleVerify Holdings, Inc.*	8,621	365
Entegris, Inc.	32,304	3,972
Harmonic, Inc.*	682,555	5,815
i3 Verticals, Inc.*	82,481	2,493
Knowles Corp.*	25,729	508
Littelfuse, Inc.	35,355	9,008
MaxLinear, Inc. - Class A*	72,811	3,094
nCino, Inc.*	24,737	1,482
Onto Innovation, Inc.*	27,412	2,002
Semtech Corp.*	27,671	1,904
Workiva, Inc.*	18,244	2,031

Total		44,956

Materials (5.6%)
Alcoa Corp.*	21,117	778
American Vanguard Corp.	101,816	1,783
Atotech, Ltd.*	145,383	3,712
Carpenter Technology Corp.	102,377	4,118
Clearwater Paper Corp.*	110,197	3,192
Constellium SE*	345,342	6,544
Minerals Technologies, Inc.	48,708	3,832
Myers Industries, Inc.	134,798	2,831
Orion Engineered Carbons SA*	208,662	3,962
Quaker Chemical Corp.	15,652	3,713
Reliance Steel & Aluminum Co.	22,806	3,441

Total		37,906

Common Stocks (98.1%)	Shares/ Par+	Value $ (000’s)

Real Estate (8.7%)
American Campus Communities, Inc.	65,257	3,049
Apartment Investment & Management Co. - Class A	233,943	1,570
EastGroup Properties, Inc.	32,998	5,426
Essential Properties Realty Trust, Inc.	80,423	2,175
Healthcare Realty Trust, Inc.	126,864	3,831
JBG SMITH Properties	155,436	4,898
Potlatch Corp.	94,908	5,044
PS Business Parks, Inc.	25,235	3,737
Safehold, Inc.	34,752	2,728
Saul Centers, Inc.	95,333	4,333
The St. Joe Co.	142,428	6,354
Sunstone Hotel Investors, Inc.*	482,631	5,994
Terreno Realty Corp.	104,363	6,733
Washington Real Estate Investment Trust	116,262	2,674

Total		58,546

Technology (0.1%)
Integral Ad Science Holding Corp.*	32,646	672

Total		672

Utilities (4.0%)
California Water Service Group	72,215	4,011
Chesapeake Utilities Corp.	64,189	7,724
IDACORP, Inc.	39,088	3,811
MGE Energy, Inc.	60,921	4,535
NorthWestern Corp.	35,000	2,108
ONE Gas, Inc.	64,998	4,817

Total		27,006

Total Common Stocks
(Cost: $429,885)		658,626

Warrants (0.0%)

Communication Services (0.0%)
Advantage Solutions, Inc.*	19,088	47

Total		47

Total Warrants (Cost: $24)		47

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio

Short-Term Investments (2.1%)	Shares/ Par+	Value $ (000’s)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	13,777,604	13,778

Total		13,778

Total Short-Term Investments
(Cost: $13,778)		13,778

Total Investments (100.2%)
(Cost: $443,687)@		672,451

Other Assets, Less
Liabilities (-0.2%)		(1,048)

Net Assets (100.0%)		671,403

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,687 and the net unrealized appreciation of investments based on that cost was $228,764 which is comprised of $235,806 aggregate gross unrealized appreciation and $7,042 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$658,626	$-	$-
Short-Term Investments	13,778	-	-
Warrants	47	-	-
Total Assets:	$672,451	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Industrials	24.6%
Information Technology	24.4%
Financials	14.0%
Health Care	11.1%
Consumer Discretionary	8.4%
Consumer Staples	5.8%
Materials	4.8%
Communication Services	4.5%
Telecommunication Services	0.8%
Real Estate	0.8%
Energy	0.6%
Short-Term Investments & Other Net Assets	0.2%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

International Growth Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.8%)	Country	Shares/ Par+	Value $ (000’s)

Communication Services (4.5%)
Adevinta ASA - Class B*	Norway	252,057	4,830
Alphabet, Inc. - Class A*	United States	4,400	10,744
Rightmove PLC	United Kingdom	527,500	4,739
Safaricom, Ltd.	Kenya	16,324,600	6,355
Schibsted ASA - Class B	Norway	162,799	6,780
Tencent Holdings, Ltd.	Cayman Islands	165,700	12,463

Total			45,911

Consumer Discretionary (8.4%)
Alibaba Group Holding, Ltd.*	Cayman Islands	38,000	1,077
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	41,879	9,497
Autoliv, Inc.	United States	42,500	4,155
Compass Group PLC*	United Kingdom	579,000	12,190
InterContinental Hotels Group PLC, ADR*	United Kingdom	75,884	5,061
LVMH Moet Hennessy Louis Vuitton SE	France	52,300	41,010
PRADA SPA	Italy	940,000	7,137
USS Co., Ltd.	Japan	315,100	5,497

Total			85,624

Consumer Staples (5.8%)
Clicks Group, Ltd.	South Africa	217,852	3,748
Nestle SA	Switzerland	426,569	53,120
PriceSmart, Inc.	United States	29,000	2,639

Total			59,507

Energy (0.6%)
Reliance Industries, Ltd.	India	60,000	1,705
Reliance Industries, Ltd., GDR	India	72,000	4,075

Total			5,780

Financials (14.0%)
AIA Group, Ltd.	Hong Kong	2,607,688	32,410
Deutsche Borse Aktiengesellschaft	Germany	48,500	8,465
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	265,500	15,826
Housing Development Finance Corp., Ltd.	India	125,663	4,189
Kotak Mahindra Bank, Ltd.*	India	173,500	3,980
London Stock Exchange Group PLC	United Kingdom	101,800	11,223
Marsh & McLennan Cos., Inc.	United States	114,823	16,153
Moody’s Corp.	United States	47,200	17,104
MSCI, Inc.	United States	32,500	17,325
S&P Global, Inc.	United States	38,400	15,761

Total			142,436

Common Stocks (99.8%)	Country	Shares/ Par+	Value $ (000’s)

Health Care (11.1%)
CSL, Ltd.	Australia	90,795	19,419
Dechra Pharmaceuticals PLC	United Kingdom	65,200	3,942
Hoya Corp.	Japan	174,900	23,190
ResMed, Inc.	United States	69,500	17,133
Roche Holding AG	Switzerland	104,652	39,423
Sanofi	France	33,700	3,531
UCB SA	Belgium	63,500	6,638

Total			113,276

Industrials (24.6%)
Airbus SE*	Netherlands	96,000	12,344
Assa Abloy AB - Class B	Sweden	695,300	20,945
Atlas Copco AB - Class A	Sweden	379,200	23,218
Auckland International Airport, Ltd.*	New Zealand	482,455	2,452
CAE, Inc.*	Canada	182,000	5,606
Canadian Pacific Railway, Ltd.	Canada	134,000	10,304
Edenred	France	148,800	8,478
Epiroc AB	Sweden	593,200	13,516
Experian PLC	Jersey	430,200	16,579
FANUC Corp.	Japan	76,100	18,354
Interpump Group SpA	Italy	135,400	8,018
KONE Oyj	Finland	126,700	10,336
Legrand SA	France	121,700	12,881
MISUMI Group, Inc.	Japan	496,300	16,797
Nabtesco Corp.	Japan	68,500	2,590
OSG Corp.	Japan	150,600	2,611
Recruit Holdings Co., Ltd.	Japan	517,600	25,485
Safran SA	France	87,500	12,131
Schindler Holding AG	Switzerland	32,693	10,000
Schindler Holding AG - Registered Shares	Switzerland	6,085	1,778
SHO-BOND Holdings Co., Ltd.	Japan	134,761	5,610
Vestas Wind Systems A/S	Denmark	264,000	10,305

Total			250,338

Information Technology (24.4%)
Amadeus IT Group SA*	Spain	279,000	19,625
ASML Holding NV	Netherlands	83,000	57,023
Azbil Corp.	Japan	275,800	11,432
Black Knight, Inc.*	United States	60,500	4,718
Dlocal, Ltd.*	Cayman Islands	23,700	1,245
Keyence Corp.	Japan	59,800	30,181
Lam Research Corp.	United States	21,000	13,665
Lasertec Corp.	Japan	60,900	11,835
Mastercard, Inc. - Class A	United States	52,250	19,076
NICE, Ltd.*	Israel	49,100	12,150
SAP SE	Germany	129,419	18,237
Spectris PLC	United Kingdom	160,500	7,189
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	743,000	15,867
Temenos AG	Switzerland	41,100	6,601

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

Common Stocks (99.8%)	Country	Shares/ Par+	Value $ (000’s)

Information Technology continued
Visa, Inc. - Class A	United States	85,225	19,927

Total			248,771

Materials (4.8%)
CRH PLC, ADR	Ireland	200,900	10,214
Franco-Nevada Corp.	Canada	48,900	7,096
Linde PLC	Ireland	81,355	23,475
The Sherwin-Williams Co.	United States	30,700	8,364

Total			49,149

Real Estate (0.8%)
Vonovia SE	Germany	119,600	7,732

Total			7,732

Common Stocks (99.8%)	Country	Shares/ Par+	Value $ (000’s)

Telecommunication Services (0.8%)
Cellnex Telecom SA	Spain	132,739	8,455

Total			8,455

Total Common Stocks
(Cost: $640,171)			1,016,979

Short-Term Investments (0.4%)

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	4,104,671	4,105

Total			4,105

Total Short-Term Investments
(Cost: $4,105)			4,105

Total Investments (100.2%)
(Cost: $644,276)@			1,021,084

Other Assets, Less
Liabilities (-0.2%)			(2,252)

Net Assets (100.0%)			1,018,832

Investments Percentage by Country is based on Net Assets:
United States	16.6%
Japan	15.3%
Switzerland	10.9%
France	7.6%
Netherlands	6.8%
Sweden	5.7%
Other	37.3%
Total	100.2%

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	18	14	7/2/21	$ -p	$ -	$ -P

						$ -p	$ -	$ -P

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	-	-	-	-	-	-	-

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $644,276 and the net unrealized appreciation of investments based on that cost was $376,808 which is comprised of $380,505 aggregate gross unrealized appreciation and $3,697 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 3 –Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,016,979	$-		$-
Short-Term Investments	4,105	-		-
Other Financial Instruments^
Forward Currency Contracts	-	-	p	-
Total Assets:	$1,021,084	$-	p	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Financials	16.4%
Industrials	15.6%
Health Care	11.8%
Consumer Discretionary	11.3%
Consumer Staples	9.4%
Information Technology	9.4%
Materials	9.3%
Communication Services	6.5%
Utilities	3.2%
Energy	2.9%
Real Estate	2.7%
Short-Term Investments & Other Net Assets	0.9%
Telecommunication Services	0.6%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (99.1%)	Country	Shares/ Par+	Value $ (000’s)

Communication Services (6.5%)
Advanced Info Service PCL - Foreign Shares	Thailand	667,600	3,562
carsales.com, Ltd.	Australia	150,964	2,237
Hellenic Telecommunications Organization SA	Greece	227,586	3,818
KDDI Corp.	Japan	280,400	8,746
NAVER Corp.	South Korea	23,671	8,776
NetEase, Inc., ADR	Cayman Islands	113,498	13,081
SEEK, Ltd.	Australia	91,205	2,267
SoftBank Group Corp.	Japan	108,100	7,565
Tele2 AB	Sweden	98,218	1,338
Tencent Holdings, Ltd.	Cayman Islands	116,000	8,725

Total			60,115

Consumer Discretionary (11.3%)
adidas AG	Germany	32,381	12,052
Bridgestone Corp.	Japan	119,900	5,456
Burberry Group PLC*	United Kingdom	109,936	3,142
Cie Financiere Richemont SA	Switzerland	60,168	7,280
Continental AG	Germany	42,247	6,211
Flutter Entertainment PLC*	Ireland	35,269	6,413
Koito Manufacturing Co., Ltd.	Japan	121,700	7,570
LVMH Moet Hennessy Louis Vuitton SE	France	26,382	20,687
Naspers, Ltd. - Class N	South Africa	21,521	4,518
Ocado Group PLC*	United Kingdom	61,506	1,704
Techtronic Industries Co., Ltd.	Hong Kong	712,500	12,443
Toyota Industries Corp.	Japan	73,300	6,341
Yamaha Corp.	Japan	70,900	3,848
Yum China Holdings, Inc.	United States	93,308	6,182
ZOZO, Inc.	Japan	56,500	1,920

Total			105,767

Consumer Staples (9.4%)
British American Tobacco PLC	United Kingdom	276,809	10,721
Danone SA	France	126,392	8,898
Diageo PLC	United Kingdom	349,026	16,710
Japan Tobacco, Inc.	Japan	267,100	5,045
Kao Corp.	Japan	110,900	6,823
Nestle SA	Switzerland	224,026	27,898
Reckitt Benckiser Group PLC	United Kingdom	97,355	8,615
Sugi Holdings Co.	Japan	46,100	3,361

Total			88,071

Energy (2.9%)
Cairn Energy PLC	United Kingdom	1,308,239	2,637
Eni SpA	Italy	386,283	4,704
Galp Energia SGPS SA	Portugal	563,328	6,113
Idemitsu Kosan Co., Ltd.	Japan	192,200	4,642

Common Stocks (99.1%)	Country	Shares/ Par+	Value $(000’s)

Energy continued
Oil Search, Ltd.	Papua New Guinea	1,303,396	3,724
TC Energy Corp.	Canada	101,051	5,000

Total			26,820

Financials (16.4%)
AIA Group, Ltd.	Hong Kong	1,370,600	17,035
AIB Group PLC*	Ireland	1,464,830	3,774
Aon PLC	Ireland	68,436	16,340
Bank of Ireland Group PLC*	Ireland	235,656	1,262
Beazley PLC*	United Kingdom	266,738	1,227
BNP Paribas SA	France	233,583	14,644
Credit Suisse Group AG	Switzerland	667,673	6,994
Euronext NV	Netherlands	103,657	11,271
HDFC Bank, Ltd.	India	586,851	11,819
Hiscox, Ltd.*	Bermuda	302,708	3,482
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	123,700	7,373
ING Groep NV	Netherlands	617,359	8,155
Julius Baer Group, Ltd.	Switzerland	120,338	7,853
Macquarie Group, Ltd.	Australia	57,643	6,762
Mitsubishi UFJ Financial Group, Inc.	Japan	1,631,000	8,810
Natwest Group PLC	United Kingdom	3,072,646	8,637
UBS Group AG	Switzerland	637,273	9,753
Zurich Insurance Group AG	Switzerland	20,626	8,275

Total			153,466

Health Care (11.8%)
Bayer AG	Germany	95,249	5,784
EssilorLuxottica SA	France	20,370	3,759
Koninklijke Philips NV	Netherlands	248,101	12,294
Kyowa Hakko Kirin Co., Ltd.	Japan	358,600	12,718
Novo Nordisk AS - Class B	Denmark	281,953	23,622
Qiagen NV*	Netherlands	165,597	8,003
Roche Holding AG	Switzerland	77,059	29,029
Santen Pharmaceutical Co., Ltd.	Japan	617,500	8,504
Terumo Corp.	Japan	160,500	6,504

Total			110,217

Industrials (15.6%)
51job, Inc.*	Cayman Islands	41,739	3,246
Brambles, Ltd.	Australia	825,599	7,083
Daikin Industries, Ltd.	Japan	70,000	13,037
GEA Group AG	Germany	209,692	8,494
Hitachi, Ltd.	Japan	296,500	16,977
Kubota Corp.	Japan	528,100	10,681
Legrand SA	France	106,471	11,269
MTU Aero Engines AG	Germany	18,087	4,480
Persol Holdings Co., Ltd.	Japan	134,700	2,661
Ritchie Bros Auctioneers, Inc.	Canada	128,237	7,603
Ryanair Holdings PLC*	Ireland	40,491	4,382

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

Common Stocks (99.1%)	Country	Shares/ Par+	Value $ (000’s)

Industrials continued
Schindler Holding AG	Switzerland	30,600	9,359
Schneider Electric SE	France	150,530	23,682
SMC Corp.	Japan	17,000	10,046
Wolters Kluwer NV	Netherlands	120,141	12,069

Total			145,069

Information Technology (9.4%)
Amadeus IT Group SA*	Spain	107,852	7,586
Cadence Design Systems, Inc.*	United States	36,796	5,034
Constellation Software, Inc.	Canada	4,024	6,095
EPAM Systems, Inc.*	United States	17,119	8,747
Fujitsu, Ltd.	Japan	62,300	11,664
Kyocera Corp.	Japan	91,800	5,675
Nomura Research Institute, Ltd.	Japan	212,400	7,026
NXP Semiconductors NV	Netherlands	42,094	8,660
Samsung Electronics Co., Ltd.	South Korea	96,050	6,883
Scout24 AG*	Germany	66,449	5,604
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	365,189	7,799
Visa, Inc. - Class A	United States	30,981	7,244

Total			88,017

Materials (9.3%)
Akzo Nobel NV	Netherlands	107,481	13,280
Croda International PLC	United Kingdom	113,704	11,589
Glencore PLC*	Jersey	1,265,636	5,418
Kansai Paint Co., Ltd.	Japan	184,300	4,696
Linde PLC	Ireland	77,684	22,416
Nitto Denko Corp.	Japan	97,400	7,268
Sika AG	Switzerland	34,757	11,363
Symrise AG	Germany	75,427	10,509

Total			86,539

Real Estate (2.7%)
ESR Cayman, Ltd.*	Cayman Islands	1,371,800	4,629
Grand City Properties SA*	Luxembourg	361,081	9,753
LEG Immobilien AG	Germany	76,306	10,989

Total			25,371

Common Stocks (99.1%)	Country	Shares/ Par+	Value $ (000’s)

Telecommunication Services (0.6%)
Cellnex Telecom SA	Spain	92,865	5,915

Total			5,915

Utilities (3.2%)
APA Group	Australia	429,022	2,864
China Resources Gas Group, Ltd.	Bermuda	814,000	4,885
CLP Holdings, Ltd.	Hong Kong	482,000	4,768
E.ON SE	Germany	398,972	4,614
Iberdrola SA	Spain	724,777	8,835
Orsted A/S	Denmark	30,319	4,254

Total			30,220

Total Common Stocks
(Cost: $678,082)			925,587

Warrants (0.0%)

Consumer Discretionary (0.0%)
Cie Financiere Richemont SA*	Switzerland	136,342	91

Total			91

Total Warrants
(Cost: $–)			91

Short-Term Investments (0.5%)

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	4,341,579	4,342

Total			4,342

Total Short-Term Investments
(Cost: $4,342)			4,342

Total Investments (99.6%)
(Cost: $682,424)@			930,020

Other Assets, Less Liabilities (0.4%)			3,669

Net Assets (100.0%)			933,689

Investments Percentage by Country is based on Net Assets:
Japan	20.1%
Switzerland	12.6%
France	8.9%
Netherlands	7.9%
Germany	7.4%
United Kingdom	6.9%
Ireland	5.9%
Other	29.9%
Total	99.6%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $682,424 and the net unrealized appreciation of investments based on that cost was $247,596 which is comprised of $271,470 aggregate gross unrealized appreciation and $23,874 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$925,587	$-	$-
Short-Term Investments	4,342	-	-
Warrants	91	-	-
Total Assets:	$930,020	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Consumer Discretionary	19.5%
Industrials	16.0%
Materials	10.7%
Health Care	10.1%
Financials	9.9%
Information Technology	9.7%
Energy	7.3%
Utilities	6.6%
Communication Services	4.0%
Consumer Staples	3.5%
Short-Term Investments & Other Net Assets	2.6%
Governments	0.1%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

International Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (4.0%)
Deutsche Telekom AG	Germany	3,662,920	77,363

Total			77,363

Consumer Discretionary (19.5%)
adidas AG	Germany	91,480	34,049
Alibaba Group Holding, Ltd. *	Cayman Islands	1,163,680	32,973
Burberry Group PLC *	United Kingdom	770,290	22,014
Compass Group PLC *	United Kingdom	1,031,410	21,715
Continental AG	Germany	139,670	20,533
Honda Motor Co., Ltd.	Japan	1,282,310	40,976
Informa PLC *	United Kingdom	1,587,990	11,018
Isuzu Motors, Ltd.	Japan	3,522,240	46,511
Just Eat Takeaway.com NV *	Netherlands	262,520	24,240
Restaurant Brands International, Inc.	Canada	361,050	23,263
Sony Corp.	Japan	460,440	44,823
WH Smith PLC *	United Kingdom	618,890	13,771
Yum China Holdings, Inc.	United States	562,610	36,993

Total			372,879

Consumer Staples (3.5%)
Anheuser-Busch InBev SA/ NV	Belgium	402,190	29,000
Danone SA	France	409,380	28,819
Unilever PLC	United Kingdom	160,540	9,395

Total			67,214

Energy (7.3%)
BP PLC	United Kingdom	10,971,150	47,805
Equinor ASA	Norway	1,170,100	24,758
Royal Dutch Shell PLC - Class B	United Kingdom	1,238,720	23,972
TOTAL SA	France	933,150	42,218

Total			138,753

Financials (9.9%)
AIA Group, Ltd.	Hong Kong	4,211,850	52,348
Deutsche Borse Aktiengesellschaft	Germany	114,070	19,910
KB Financial Group, Inc., ADR *	South Korea	403,410	19,888
Shinhan Financial Group Co., Ltd. *	South Korea	537,740	19,386
Standard Chartered PLC	United Kingdom	4,111,122	26,217
Sumitomo Mitsui Financial Group, Inc.	Japan	1,524,870	52,570

Total			190,319

Health Care (10.1%)
AstraZeneca PLC	United Kingdom	302,460	36,329
Fresenius Medical Care AG & Co.	Germany	482,620	40,082

Common Stocks (97.3%)	Country	Shares/ Par +	Value $ (000’s)

Health Care continued
GlaxoSmithKline PLC	United Kingdom	1,736,450	34,094
Icon Public Limited Co. *	Ireland	89,280	18,455
Richter Gedeon Nyrt	Hungary	328,290	8,740
Roche Holding AG	Switzerland	93,280	35,139
Smith & Nephew PLC	United Kingdom	909,530	19,659

Total			192,498

Industrials (16.0%)
Adecco Group AG	Switzerland	250,400	17,012
BAE Systems PLC	United Kingdom	6,375,240	46,035
CK Hutchison Holdings, Ltd.	Cayman Islands	3,285,990	25,605
Eiffage SA	France	269,060	27,373
Hitachi, Ltd.	Japan	1,220,260	69,869
International Consolidated Airlines Group, SA *	Spain	8,060,730	19,426
Komatsu, Ltd.	Japan	1,259,280	31,291
Mitsubishi Electric Corp.	Japan	2,484,900	36,067
Taisei Corp.	Japan	1,032,700	33,836

Total			306,514

Information Technology (9.7%)
Infineon Technologies AG	Germany	470,050	18,850
Kyocera Corp.	Japan	703,600	43,497
NXP Semiconductors NV	Netherlands	97,680	20,095
Samsung Electronics Co., Ltd. *	South Korea	826,650	59,238
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,028,625	43,321

Total			185,001

Materials (10.7%)
ArcelorMittal SA	Luxembourg	470,080	14,409
Barrick Gold Corp.	Canada	1,059,530	21,911
Covestro AG	Germany	364,260	23,522
CRH PLC	Ireland	614,410	30,963
DS Smith PLC	United Kingdom	5,769,250	33,351
Sumitomo Metal Mining Co., Ltd.	Japan	637,350	24,812
Wheaton Precious Metals Corp.	Canada	838,490	36,960
Yara International ASA	Norway	367,740	19,356

Total			205,284

Utilities (6.6%)
E.ON SE	Germany	4,788,900	55,388
Red Electrica Corp SA	Spain	1,615,270	29,984
Veolia Environnement SA	France	1,357,840	41,008

Total			126,380

Total Common Stocks
(Cost: $1,539,170)			1,862,205

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio

Governments (0.1%)	Country	Shares/ Par +	Value $ (000’s)

Governments (0.1%)
Federal Home Loan Bank 0.010%, 7/1/21		1,300,000	1,300

Total			1,300

Total Governments
(Cost: $1,300)			1,300

Short-Term Investments (2.3%)	Country	Shares/ Par +	Value $ (000’s)

Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	43,976,157	43,976

Total			43,976

Total Short-Term Investments
(Cost: $43,976)			43,976

Total Investments (99.7%)
(Cost: $1,584,446)@			1,907,481

Other Assets, Less Liabilities (0.3%)			6,159

Net Assets (100.0%)			1,913,640

Investments Percentage by Country is based on Net Assets:
Japan	22.3%
United Kingdom	18.1%
Germany	15.1%
France	7.2%
South Korea	5.1%
Other	31.9%
Total	99.7%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,584,446 and the net unrealized appreciation of investments based on that cost was $323,035 which is comprised of $348,510 aggregate gross unrealized appreciation and $25,475 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,862,205	$-	$-
Governments	-	1,300	-
Short-Term Investments	43,976	-	-
Total Assets:	$1,906,181	$1,300	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Information Technology	27.5%
Consumer Discretionary	18.5%
Financials	17.6%
Materials	10.3%
Communication Services	5.6%
Industrials	5.1%
Consumer Staples	4.6%
Health Care	3.3%
Energy	3.1%
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.4%
Utilities	1.1%

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (93.9%)	Country	Shares/ Par+	Value $ (000’s)

Communication Services (5.6%)
Sea, Ltd.*	Cayman Islands	27,912	7,665
Tencent Holdings, Ltd.	Cayman Islands	619,500	46,596
Yandex NV*	Netherlands	78,220	5,534

Total			59,795

Consumer Discretionary (18.5%)
Alibaba Group Holding, Ltd.*	Cayman Islands	1,920,400	54,414
Allegro.eu SA*	Luxembourg	489,201	8,419
China Tourism Group Duty Free Corp, Ltd. - Class A	China	300,597	13,961
Li Ning Co., Ltd.	Cayman Islands	889,500	10,860
Meituan Dianping - Class B*	Cayman Islands	372,100	15,355
MercadoLibre, Inc.*	United States	7,619	11,869
Midea Group Co., Ltd. - Class A	China	961,267	10,618
Naspers, Ltd. - Class N	South Africa	137,632	28,897
New Oriental Education & Technology Group, Inc.*	Cayman Islands	563,240	4,643
Prosus NV*	Netherlands	72,106	7,051
Sands China, Ltd.*	Cayman Islands	3,306,400	13,925
Shenzhou International Group Holdings, Ltd.	Cayman Islands	702,100	17,733

Total			197,745

Consumer Staples (4.6%)
Budweiser Brewing Co. APAC, Ltd.	Cayman Islands	3,062,400	9,663
Fomento Economico Mexicano SAB de CV, ADR	Mexico	158,900	13,429
Hindustan Unilever, Ltd.	India	283,719	9,447
ITC, Ltd.	India	3,534,357	9,638
Kweichow Moutai Co., Ltd. - Class A	China	23,280	7,410

Total			49,587

Energy (3.1%)
LUKOIL PJSC, ADR	Russia	151,355	13,964
Novatek PJSC	Russia	853,998	18,756

Total			32,720

Financials (17.6%)
AIA Group, Ltd.	Hong Kong	1,324,200	16,458
B3 SA - Brasil, Bolsa, Balcao	Brazil	1,658,300	5,608
Banco Bradesco SA, ADR	Brazil	3,479,920	17,852
Bank Central Asia Tbk PT	Indonesia	5,457,100	11,338
Bank of the Philippine Islands	Philippines	2,680,376	4,870
China Merchants Bank Co., Ltd. - Class H	China	2,353,000	20,077
Grupo Financiero Banorte SAB de CV	Mexico	2,409,150	15,513

Common Stocks (93.9%)	Country	Shares/ Par+	Value $ (000’s)

Financials continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	234,492	13,977
Housing Development Finance Corp., Ltd.	India	803,284	26,777
Kotak Mahindra Bank, Ltd.*	India	512,593	11,757
Ping An Insurance Group Co. of China, Ltd. - Class H	China	867,500	8,497
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	32,733,800	8,895
Sberbank of Russia PJSC	Russia	2,992,876	12,470
SBI Life Insurance Co., Ltd.	India	972,100	13,172

Total			187,261

Health Care (3.3%)
Hangzhou Tigermed Consulting Co., Ltd. - Class A	China	198,999	5,953
Hangzhou Tigermed Consulting Co., Ltd. - Class H	China	92,100	2,159
Wuxi Biologics Cayman, Inc.*	Cayman Islands	1,468,000	26,905

Total			35,017

Industrials (5.1%)
China Conch Venture Holdings, Ltd.	Cayman Islands	1,655,500	6,972
Grupo Aeroportuario del Sureste SAB de CV - Class B*	Mexico	298,110	5,489
NARI Technology Co., Ltd. - Class A	China	3,258,615	11,720
Rumo SA*	Brazil	1,425,330	5,488
Shanghai International Airport Co., Ltd. - Class A	China	919,281	6,848
Sungrow Power Supply Co., Ltd. - Class A	China	519,097	9,244
WEG SA	Brazil	848,533	5,747
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	China	1,684,000	2,633

Total			54,141

Information Technology (23.3%)
ASML Holding NV	Netherlands	24,205	16,630
Delta Electronics, Inc.	Taiwan	797,000	8,667
GDS Holdings, Ltd.*	Cayman Islands	212,000	2,100
Hon Hai Precision Industry Co., Ltd.	Taiwan	2,702,000	10,861
LONGi Green Energy Technology Co., Ltd. - Class A	China	2,011,108	27,651
Samsung Electronics Co., Ltd.	South Korea	655,892	47,001

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

Common Stocks (93.9%)	Country	Shares/ Par+	Value $ (000’s)

Information Technology continued
Samsung SDI Co., Ltd.	South Korea	25,952	16,085
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,444,290	94,907
Tata Consultancy Services, Ltd.	India	537,665	24,240

Total			248,142

Materials (10.3%)
Anglo American Platinum, Ltd.	South Africa	107,387	12,404
Grupo Mexico SAB de CV	Mexico	1,889,682	8,907
LG Chem, Ltd.	South Korea	28,823	21,755
Mondi PLC	United Kingdom	525,774	13,844
UltraTech Cement, Ltd.	India	142,589	12,987
Vale SA, ADR	Brazil	1,337,960	30,519
Yunnan Energy New Material Co., Ltd. - Class A	China	253,395	9,180

Total			109,596

Real Estate (1.4%)
China Resources Land, Ltd.	Cayman Islands	3,640,000	14,744

Total			14,744

Common Stocks (93.9%)	Country	Shares/ Par+	Value $ (000’s)

Utilities (1.1%)
China Resources Gas Group, Ltd.	Bermuda	1,916,000	11,500

Total			11,500

Total Common Stocks
(Cost: $682,511)			1,000,248

Preferred Stocks (4.2%)

Information Technology (4.2%)
Samsung Electronics Co., Ltd.	South Korea	687,434	44,989

Total			44,989

Total Preferred Stocks
(Cost: $24,675)			44,989

Short-Term Investments (2.1%)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	22,132,091	22,132

Total			22,132

Total Short-Term Investments
(Cost: $22,132)			22,132

Total Investments (100.2%)
(Cost: $729,318)@			1,067,369

Other Assets, Less
Liabilities (-0.2%)			(2,368)

Net Assets (100.0%)			1,065,001

Investments Percentage by Country is based on Net Assets:
Cayman Islands	21.7%
China	12.9%
South Korea	12.1%
Taiwan	10.7%
India	10.1%
Brazil	6.1%
Other	26.6%
Total	100.2%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $729,318 and the net unrealized appreciation of investments based on that cost was $338,051 which is comprised of $371,201 aggregate gross unrealized appreciation and $33,150 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$44,989	$-	$-
Common Stocks	1,000,248	-	-
Short-Term Investments	22,132	-	-
Total Assets:	$1,067,369	$-	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio (unaudited)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. These risks may be heightened if the other party is located outside the U.S. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money.

You could lose money investing in the Government Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Money Market Investments (103.0%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030% #	48,898	49

Total		49

Repurchase Agreements (31.5%)
Tri-Party Bank of Montreal, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $20,000,028, collateralized by various US Treasury obligations, 0.000% to 2.000%, due from 2/15/2029 to 2/15/2050, aggregate par and fair value of $23,206,878 and $20,400,087, respectively)	20,000,000	20,000
Tri-Party Bank of Nova Scotia, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $12,000,017, collateralized by various US Treasury obligations, 0.125% to 2.375%, due from 7/31/2022 to 2/15/2051, aggregate par and fair value of $11,651,546 and $12,240,047, respectively)	12,000,000	12,000
Tri-Party BNP Paribas, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $30,000,042, collateralized by various US Treasury obligations, 0.000% to 3.000%, due from 12/2/2021 to 8/15/2048, aggregate par and fair value of $39,154,153 and $30,600,001, respectively)	30,000,000	30,000
Tri-Party BNP Paribas, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $10,000,014, collateralized by various US government sponsored agency obligations, 1.625% to 6.500%, due from 12/15/2033 to 6/20/2051, aggregate par and fair value of $9,542,439 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $6,000,008, collateralized by various US Treasury obligations, 0.125% to 2.125%, due from 4/30/2022 to 10/15/2024, aggregate par and fair value of $5,684,366 and $6,120,004, respectively)	6,000,000	6,000
Tri-Party Citigroup Global Markets, Inc., 0.060%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $15,000,025, collateralized by US Treasury Note, 1.500%, due 9/30/2021, par and fair value of $15,244,639 and $15,300,038, respectively)	15,000,000	15,000

Money Market Investments (103.0%)	Shares/ Par +	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Goldman Sachs Group LP, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $15,000,021, collateralized by US government sponsored agency, 4.000%, due 12/20/2049, par and fair value of $14,431,648 and $15,300,000, respectively)	15,000,000	15,000
Tri-Party Mitsubishi UFJ, 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $10,000,014, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 4.375%, due from 12/29/2027 to 10/15/2060, aggregate par and fair value of $9,996,875 and $10,200,000, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 0.055%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $22,000,034, collateralized by US Treasury Inflation Index Note, 0.125%, due 4/15/2026, par and fair value of $20,649,378 and $22,440,030, respectively)	22,000,000	22,000
Tri-Party Natixis S.A., 0.050%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $10,000,014, collateralized by various US Treasury obligations, 0.125% to 4.375%, due from 6/30/2023 to 2/15/2050, aggregate par and fair value of $10,081,897 and $10,200,001, respectively)	10,000,000	10,000
Tri-Party TD Securities, 0.060%, 7/1/21 (Purchased on 6/30/21, to be repurchased at $19,000,032, collateralized by various US government sponsored agency obligations, 0.065% to 0.090%, due from 12/21/2022 to 4/10/2023, aggregate par and fair value of $19,387,745 and $19,380,965, respectively)	19,000,000	19,000

Total		169,000

US Government & Agencies (71.5%)
Federal Farm Credit Bank, 0.000%, 7/1/21	5,645,000	5,645
Federal Farm Credit Bank, 0.000%, 8/31/21	1,520,000	1,520
Federal Farm Credit Bank, 0.000%, 9/22/21	3,580,000	3,579
Federal Farm Credit Bank, 0.000%, 11/16/21	3,660,000	3,659
Federal Farm Credit Bank, 0.000%, 11/17/21	4,305,000	4,304
Federal Farm Credit Bank, 0.100%, (US SOFR plus 0.050%), 5/5/22	3,000,000	3,000
Federal Farm Credit Bank, 0.100%, (US SOFR plus 0.050%), 2/17/23	2,270,000	2,270
Federal Farm Credit Bank, 0.110%, (US SOFR plus 0.060%), 1/20/23	550,000	550

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (103.0%)	Shares/ Par+	Value $ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 0.125%, (US SOFR plus 0.075%), 11/3/22	1,050,000	1,050
Federal Farm Credit Bank, 0.135%, (US SOFR plus 0.085%), 10/7/22	1,985,000	1,985
Federal Farm Credit Bank, 0.145%, (US SOFR plus 0.095%), 9/2/22	2,535,000	2,535
Federal Farm Credit Bank, 0.165%, (US Treasury 3 Month Bill Money Market Yield plus 0.120%), 5/2/22	735,000	735
Federal Farm Credit Bank, 0.183%, (ICE LIBOR USD 1 Month plus 0.110%), 11/12/21	500,000	500
Federal Farm Credit Bank, 0.200%, (US Treasury 3 Month Bill Money Market Yield plus 0.150%), 12/13/21	1,195,000	1,194
Federal Farm Credit Bank, 0.230%, (US SOFR plus 0.180%), 1/14/22	1,940,000	1,940
Federal Farm Credit Bank, 0.240%, (US SOFR plus 0.190%), 11/18/21	835,000	835
Federal Farm Credit Bank, 0.240%, (US SOFR plus 0.190%), 7/14/22	1,630,000	1,630
Federal Farm Credit Bank, 0.252%, (ICE LIBOR USD 1 Month plus 0.160%), 7/1/21	1,450,000	1,450
Federal Farm Credit Bank, 0.270%, (US Treasury 3 Month Bill Money Market Yield plus 0.225%), 7/8/21	1,015,000	1,015
Federal Farm Credit Bank, 0.280%, (US SOFR plus 0.180%), 7/20/22	5,575,000	5,574
Federal Home Loan Bank, 0.000%, 7/14/21	560,000	560
Federal Home Loan Bank, 0.000%, 7/28/21	1,265,000	1,265
Federal Home Loan Bank, 0.000%, 8/4/21	750,000	750
Federal Home Loan Bank, 0.000%, 8/11/21	1,090,000	1,090
Federal Home Loan Bank, 0.000%, 8/12/21	810,000	810
Federal Home Loan Bank, 0.000%, 9/17/21	3,610,000	3,610
Federal Home Loan Bank, 0.000%, 9/23/21	2,705,000	2,705
Federal Home Loan Bank, 0.000%, 9/29/21	13,015,000	13,013
Federal Home Loan Bank, 0.000%, 11/5/21	1,605,000	1,605
Federal Home Loan Bank, 0.040%, 10/15/21	1,100,000	1,100
Federal Home Loan Bank, 0.050%, 12/23/21	1,330,000	1,330
Federal Home Loan Bank, 0.060%, (US SOFR plus 0.010%), 3/28/22	385,000	385
Federal Home Loan Bank, 0.060%, (US SOFR plus 0.010%), 3/30/22	615,000	615
Federal Home Loan Bank, 0.065%, (US SOFR plus 0.015%), 12/10/21	10,000,000	10,000
Federal Home Loan Bank, 0.065%, (US SOFR plus 0.015%), 12/16/22	5,915,000	5,915
Federal Home Loan Bank, 0.115%, (US SOFR plus 0.065%), 4/28/22	945,000	945
Federal Home Loan Bank, 0.125%, (US SOFR plus 0.075%), 7/8/21	1,465,000	1,465
Federal Home Loan Bank, 0.125%, (US SOFR plus 0.075%), 7/23/21	950,000	950
Federal Home Loan Bank, 0.135%, (US SOFR plus 0.085%), 9/10/21	4,415,000	4,415
Federal Home Loan Bank, 0.170%, (US SOFR plus 0.120%), 2/28/22	2,695,000	2,695

Money Market Investments (103.0%)	Shares/ Par+	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.115%, (US SOFR plus 0.065%), 11/10/22	1,605,000	1,605
Federal Home Loan Mortgage Corp., 0.230%, (US SOFR plus 0.180%), 12/13/21	2,275,000	2,275
Federal Home Loan Mortgage Corp., 0.240%, (US SOFR plus 0.190%), 6/2/22	6,140,000	6,140
Federal Home Loan Mortgage Corp., 0.370%, (US SOFR plus 0.320%), 9/23/21	3,065,000	3,065
Federal National Mortgage Association, 0.340%, (US SOFR plus 0.290%), 10/4/21	8,000,000	8,000
Federal National Mortgage Association, 0.350%, (US SOFR plus 0.300%), 4/28/22	5,000,000	5,000
Federal National Mortgage Association, 0.400%, (US SOFR plus 0.350%), 4/7/22	2,740,000	2,740
Federal National Mortgage Association, 0.440%, (US SOFR plus 0.390%), 4/15/22	3,090,000	3,090
Federal National Mortgage Association, 1.375%, 10/7/21	1,280,000	1,284
US Treasury, 0.000%, 7/1/21	3,835,000	3,835
US Treasury, 0.000%, 7/8/21	16,115,000	16,115
US Treasury, 0.000%, 7/13/21	20,000,000	20,000
US Treasury, 0.000%, 7/22/21	4,969,000	4,969
US Treasury, 0.000%, 7/27/21	9,600,000	9,600
US Treasury, 0.000%, 7/29/21	15,000,000	15,000
US Treasury, 0.000%, 8/5/21	55,000,000	54,998
US Treasury, 0.000%, 8/10/21	2,040,000	2,040
US Treasury, 0.000%, 8/12/21	2,190,000	2,190
US Treasury, 0.000%, 8/24/21	10,000,000	9,999
US Treasury, 0.000%, 9/30/21	12,000,000	11,998
US Treasury, 0.000%, 10/5/21	9,380,000	9,379
US Treasury, 0.000%, 10/19/21	1,140,000	1,140
US Treasury, 0.000%, 11/2/21	1,863,600	1,863
US Treasury, 0.000%, 11/4/21	2,760,700	2,759
US Treasury, 0.000%, 11/12/21	925,000	925
US Treasury, 0.000%, 12/2/21	12,398,500	12,393
US Treasury, 0.000%, 12/9/21	8,987,400	8,986
US Treasury, 0.000%, 12/16/21	10,233,000	10,231
US Treasury, 0.000%, 12/23/21	16,360,000	16,356
US Treasury, 0.000%, 12/30/21	14,155,000	14,147
US Treasury, 0.000%, 1/27/22	8,376,900	8,373
US Treasury, 0.099%, (US Treasury 3 Month Bill Money Market Yield plus 0.049%), 1/31/23	9,500,000	9,501
US Treasury, 0.125%, 6/30/22	410,000	410
US Treasury, 0.270%, (US Treasury 3 Month Bill Money Market Yield plus 0.220%), 7/31/21	2,000,000	2,000
US Treasury, 0.375%, 3/31/22	135,000	135
US Treasury, 1.750%, 2/28/22	135,000	136
US Treasury, 1.750%, 6/15/22	110,000	112
US Treasury, 2.125%, 5/15/22	920,000	936

The Accompanying Notes are an Integral Part of the Financial Statements.

Government Money Market Portfolio

Money Market Investments (103.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
US Treasury, 2.500%, 2/15/22	130,000	132

Total		384,050

Total Money Market Investments
(Cost: $553,099)		553,099

Total Investments (103.0%)
(Cost: $553,099)		553,099

Other Assets, Less		(16,189)

Liabilities (-3.0%)
Net Assets (100.0%)		536,910

+	All par is stated in U.S. Dollar unless otherwise noted.

#	7-Day yield as of 6/30/2021.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$49	$-	$-
All Others	-	553,050	-
Total Assets:	$49	$553,050	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio (unaudited)

   Sector Allocation 6/30/21

Sector	% of Net Assets
Corporate Bonds	49.2%
Structured Products	32.5%
Governments	14.5%
Short-Term Investments & Other Net Assets	3.0%
Municipal Bonds	0.8%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Basic Materials (0.3%)
LYB International Finance III, LLC 1.250%, 10/1/25	380,000	379
Nucor Corp. 2.000%, 6/1/25	155,000	161
POSCO 2.375%, 11/12/22 144A	810,000	827

Total		1,367

Communications (3.1%)
AT&T, Inc. 0.900%, 3/25/24 b	1,060,000	1,062
Baidu, Inc. 2.875%, 7/6/22 b	405,000	414
3.500%, 11/28/22 b	345,000	358
Charter Communications Operating LLC /
Charter Communications Operating Capital Corp. 4.464%, 7/23/22 b	2,107,000	2,181
4.908%, 7/23/25 b	995,000	1,127
Comcast Corp. 3.100%, 4/1/25 b	125,000	135
3.700%, 4/15/24 b	460,000	499
Cox Communications, Inc. 3.150%, 8/15/24 144A	298,000	318
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	310
Expedia, Inc. 3.600%, 12/15/23 b	565,000	600
Fox Corp. 3.666%, 1/25/22	420,000	428
NBN Co. Ltd. 1.450%, 5/5/26 144A	1,000,000	1,002
NTT Finance Corp. 0.373%, 3/3/23 144A	660,000	660
0.583%, 3/1/24 144A	265,000	265
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	156
Sky, Ltd. 3.750%, 9/16/24 144A	310,000	339
T-Mobile USA, Inc. 2.250%, 2/15/26	470,000	473
3.500%, 4/15/25	515,000	558
Verizon Communications, Inc. 0.750%, 3/22/24	405,000	407
0.850%, 11/20/25	500,000	494
1.450%, 3/20/26	650,000	656
3.376%, 2/15/25	230,000	250
WPP Finance 2010 3.625%, 9/7/22	140,000	145

Total		12,837

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Consumer Staples (0.2%)
China Mengniu Dairy Co., Ltd. 1.875%, 6/17/25 §	856,000	862

Total		862

Consumer, Cyclical (4.7%)
7-Eleven, Inc. 0.612%, (ICE LIBOR USD 3 Month plus 0.450%), 8/10/22 144A	180,000	180
0.625%, 2/10/23 144A	200,000	200
0.800%, 2/10/24 144A	325,000	324
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27 b	268,222	260
AutoZone, Inc. 3.625%, 4/15/25 b	235,000	257
Daimler Finance North America LLC 1.750%, 3/10/23 144A	815,000	832
Ford Motor Credit Co. LLC 3.813%, 10/12/21	220,000	222
5.875%, 8/2/21	200,000	201
General Motors Co. 4.875%, 10/2/23	530,000	577
5.400%, 10/2/23	500,000	551
General Motors Financial Co., Inc. 2.900%, 2/26/25	845,000	894
Harley-Davidson Financial Services, Inc. 2.550%, 6/9/22 144A	210,000	213
4.050%, 2/4/22 144A	560,000	572
Hasbro, Inc. 2.600%, 11/19/22	395,000	406
3.000%, 11/19/24	525,000	559
Hyundai Capital America 0.800%, 1/8/24 144A	390,000	388
0.875%, 6/14/24 144A	510,000	507
1.150%, 11/10/22 144A	385,000	387
2.375%, 2/10/23 144A	865,000	888
2.850%, 11/1/22 144A	228,000	234
3.000%, 6/20/22 144A	470,000	481
3.950%, 2/1/22 144A	245,000	250
Marriott International, Inc. 3.125%, 2/15/23	170,000	175
3.600%, 4/15/24	585,000	624
McDonald’s Corp. 1.450%, 9/1/25	270,000	275
3.300%, 7/1/25	155,000	168
3.350%, 4/1/23	305,000	320
Nissan Motor Acceptance Corp. 2.600%, 9/28/22 144A	1,010,000	1,031
2.650%, 7/13/22 144A	120,000	122
3.650%, 9/21/21 144A	405,000	408
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	525,000	547
Nordstrom Inc. 2.300%, 4/8/24 144A	85,000	85
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	201

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	342
QVC, Inc. 4.375%, 3/15/23	710,000	749
Ralph Lauren Corp. 1.700%, 6/15/22	100,000	101
Ross Stores, Inc. 0.875%, 4/15/26	245,000	240
4.600%, 4/15/25	1,100,000	1,242
Starbucks Corp. 2.700%, 6/15/22	205,000	209
Toyota Industries Corp. 3.110%, 3/12/22 144A	435,000	443
Toyota Motor Credit Corp. 2.650%, 4/12/22	875,000	892
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	161,242	160
Volkswagen Group of America Finance LLC 0.750%, 11/23/22 144A	360,000	361
0.875%, 11/22/23 144A	345,000	346
2.500%, 9/24/21 144A	200,000	201
2.700%, 9/26/22 144A	290,000	298
2.900%, 5/13/22 144A	200,000	204
3.125%, 5/12/23 144A	200,000	209

Total		19,336

Consumer, Non-cyclical (7.9%)
AbbVie, Inc. 2.600%, 11/21/24 b	1,935,000	2,040
2.900%, 11/6/22 b	775,000	801
3.200%, 11/6/22 b	85,000	88
3.250%, 10/1/22 b	80,000	82
3.450%, 3/15/22 b	265,000	269
Aetna, Inc. 2.800%, 6/15/23 b	275,000	286
AmerisourceBergen Corp. 0.737%, 3/15/23 b	1,050,000	1,052
Archer-Daniels-Midland Co. 2.750%, 3/27/25 b	240,000	256
Astrazeneca Finance LLC 0.700%, 5/28/24 b	575,000	574
1.200%, 5/28/26 b	805,000	802
AstraZeneca PLC 0.300%, 5/26/23 b	825,000	823
3.500%, 8/17/23 b	205,000	218
BAT International Finance PLC 1.668%, 3/25/26 b	475,000	475
Baxalta, Inc. 3.600%, 6/23/22 b	125,000	128
Bayer US Finance II LLC 3.875%, 12/15/23 144A	505,000	541
Becton Dickinson and Co. 2.894%, 6/6/22 b	1,127,000	1,152
3.363%, 6/6/24 b	695,000	745
3.734%, 12/15/24 b	110,000	120
Bristol-Myers Squibb Co. 2.900%, 7/26/24 b	268,000	286
3.250%, 2/20/23 b	91,000	95

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
Bunge, Ltd. Finance Corp. 3.000%, 9/25/22 b	1,880,000	1,931
4.350%, 3/15/24 b	55,000	60
Cardinal Health, Inc. 2.616%, 6/15/22 b	34,000	35
3.079%, 6/15/24 b	310,000	329
3.200%, 3/15/23 b	395,000	412
3.500%, 11/15/24 b	525,000	565
Cargill, Inc. 1.375%, 7/23/23 144A	300,000	305
Cigna Corp. 0.613%, 3/15/24 b	190,000	190
3.000%, 7/15/23 b	320,000	335
3.750%, 7/15/23 b	179,000	191
Coca-Cola European Partners PLC 0.800%, 5/3/24 144A	1,135,000	1,131
CommonSpirit Health 1.547%, 10/1/25 b	365,000	368
CVS Health Corp. 2.625%, 8/15/24 b	150,000	158
3.700%, 3/9/23 b	164,000	173
Diageo Capital PLC 1.375%, 9/29/25 b	300,000	305
EMD Finance LLC 2.950%, 3/19/22 144A	190,000	193
Equifax, Inc. 1.026%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21 b	285,000	285
3.600%, 8/15/21 b	275,000	276
Gilead Sciences, Inc. 0.750%, 9/29/23	1,115,000	1,115
Global Payments, Inc. 2.650%, 2/15/25	345,000	363
Health Care Service Corp., a Mutual Legacy Reserve Co. 1.500%, 6/1/25 144A	780,000	792
Humana, Inc. 2.900%, 12/15/22	140,000	145
3.150%, 12/1/22	150,000	155
3.850%, 10/1/24	355,000	385
4.500%, 4/1/25	565,000	633
IHS Markit, Ltd. 3.625%, 5/1/24	380,000	408
Imperial Brands Finance PLC 3.125%, 7/26/24 144A	245,000	258
3.500%, 2/11/23 144A	1,010,000	1,044
3.750%, 7/21/22 144A	2,059,000	2,113
Moody’s Corp. 3.750%, 3/24/25	505,000	554
PayPal Holdings, Inc. 1.350%, 6/1/23	710,000	723
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	106
Perrigo Company PLC 4.000%, 11/15/23	200,000	209
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,160,000	2,326
Philip Morris International, Inc. 1.125%, 5/1/23	220,000	223

The Accompanying Notes are an Integral Part of the Financial Statements.

90

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
Prosperous Ray, Ltd. 4.625%, 11/12/23 §	650,000	698
RELX Capital, Inc. 3.500%, 3/16/23	270,000	283
Royalty Pharma PLC 0.750%, 9/2/23 144A	425,000	426
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	1,005,000	1,052
Stryker Corp. 0.600%, 12/1/23	190,000	190
Thermo Fisher Scientific, Inc. 4.133%, 3/25/25	180,000	199
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	280

Total		32,755

Diversified (0.2%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23 §	650,000	674

Total		674

Energy (6.9%)
Aker BP ASA 3.000%, 1/15/25 144A	445,000	467
BP Capital Markets America, Inc. 2.937%, 4/6/23 b	470,000	490
Canadian Natural Resources, Ltd. 2.050%, 7/15/25 b	760,000	781
Cenovus Energy, Inc. 3.000%, 8/15/22 b	1,125,000	1,148
3.800%, 9/15/23 b	305,000	322
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25 b	425,000	487
7.000%, 6/30/24 b	1,110,000	1,272
Diamondback Energy, Inc. 2.875%, 12/1/24 b	830,000	877
4.750%, 5/31/25 b	660,000	743
Enbridge, Inc. 0.420%, (US SOFR plus 0.400%), 2/17/23 b	205,000	205
2.500%, 1/15/25 b	565,000	592
4.000%, 10/1/23 b	365,000	390
Energy Transfer Operating LP 2.900%, 5/15/25 b	115,000	121
3.600%, 2/1/23 b	175,000	182
4.200%, 9/15/23 b	135,000	144
4.250%, 3/15/23 b	780,000	818
4.900%, 2/1/24 b	425,000	462
5.875%, 1/15/24 b	1,054,000	1,168
Eni SpA 4.000%, 9/12/23 144A	755,000	806
Enterprise Products Operating LLC 3.500%, 2/1/22 b	500,000	510
EOG Resources, Inc. 2.625%, 3/15/23 b	140,000	145
EQT Corp. 3.000%, 10/1/22 b	1,020,000	1,042
Equinor ASA 2.875%, 4/6/25 b	880,000	940

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Energy continued
Exxon Mobil Corp. 2.992%, 3/19/25 b	1,025,000	1,099
Florida Gas Transmission Co., LLC 3.875%, 7/15/22 144A	250,000	256
Gray Oak Pipeline LLC 2.000%, 9/15/23 144A	295,000	301
2.600%, 10/15/25 144A	205,000	211
Husky Energy, Inc. 3.950%, 4/15/22	470,000	478
Kinder Morgan Energy Partners LP 3.950%, 9/1/22	70,000	72
MPLX LP 1.223%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	380
Occidental Petroleum Corp. 2.600%, 8/13/21	430,000	430
Pioneer Natural Resources Co. 0.550%, 5/15/23	350,000	350
0.750%, 1/15/24	370,000	370
Plains All American Pipeline LP / PAA Finance Corp. 2.850%, 1/31/23	725,000	744
Reliance Industries, Ltd. 5.400%, 2/14/22 §	800,000	822
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	890,000	956
6.250%, 3/15/22	1,300,000	1,333
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	819
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	157
Schlumberger Holdings Corp. 3.750%, 5/1/24 144A	865,000	931
4.000%, 12/21/25 144A	170,000	189
Shell International Finance BV 2.375%, 4/6/25	570,000	599
Suncor Energy, Inc. 2.800%, 5/15/23	395,000	411
Sunoco Logistics Partners Operations LP 3.450%, 1/15/23	55,000	57
4.250%, 4/1/24	35,000	38
Valero Energy Corp. 1.200%, 3/15/24	380,000	383
2.700%, 4/15/23	810,000	840
3.650%, 3/15/25	110,000	120
Western Midstream Operating LP 4.000%, 7/1/22	800,000	813
The Williams Cos., Inc. 3.700%, 1/15/23	979,000	1,019
Williams Partners LP 3.350%, 8/15/22	95,000	97
4.300%, 3/4/24	145,000	158

Total		28,545

Financial (17.6%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.950%, 2/1/22 b	475,000	483
4.125%, 7/3/23 b	960,000	1,019
4.450%, 12/16/21 b	605,000	614
4.500%, 9/15/23 b	485,000	520
4.875%, 1/16/24 b	150,000	163

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Financial continued
AIA Group, Ltd. 0.655%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	765
Air Lease Corp. 2.250%, 1/15/23 b	360,000	370
3.500%, 1/15/22 b	265,000	269
American International Group, Inc. 2.500%, 6/30/25 b	650,000	686
4.875%, 6/1/22 b	335,000	349
American Tower Corp. 5.000%, 2/15/24 b	225,000	250
Aon Corp. 2.200%, 11/15/22 b	180,000	184
Avolon Holdings Funding, Ltd. 2.125%, 2/21/26 144A	610,000	607
2.875%, 2/15/25 144A	435,000	448
3.625%, 5/1/22 144A	670,000	685
3.950%, 7/1/24 144A	130,000	139
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23 b	1,000,000	1,003
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	270
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22 §	775,000	805
Banco Santander SA 0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24 b	600,000	601
Bank of America Corp. 0.810%, (US SOFR plus 0.740%), 10/24/24 b	695,000	698
0.976%, (US SOFR plus 0.690%), 4/22/25 b	605,000	607
1.348%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23 b	665,000	669
2.503%, 10/21/22 b	280,000	282
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,340,000	1,448
Banque Federative du Credit Mutuel SA 0.650%, 2/27/24 144A	505,000	504
2.125%, 11/21/22 144A	630,000	645
Barclays Bank PLC 1.700%, 5/12/22 b	285,000	288
Barclays PLC 4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24 b	370,000	394
BDO Unibank, Inc. 2.950%, 3/6/23 §	800,000	826
BPCE SA 1.370%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
5.700%, 10/22/23 144A	1,070,000	1,185
Brighthouse Financial Global Funding 0.600%, 6/28/23 144A	1,315,000	1,315
1.000%, 4/12/24 144A	495,000	496
Brixmor Operating Partnership LP 3.250%, 9/15/23 b	820,000	861

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Financial continued
Capital One Financial Corp. 3.200%, 1/30/23 b	345,000	359
3.500%, 6/15/23 b	245,000	259
3.900%, 1/29/24 b	240,000	259
CC Holdings GS V LLC 3.849%, 4/15/23 b	1,360,000	1,440
The Charles Schwab Corp. 4.200%, 3/24/25	525,000	587
Citigroup, Inc. 0.981%, (US SOFR plus 0.669%), 5/1/25 b	500,000	501
2.312%, (US SOFR plus 0.867%), 11/4/22 b	575,000	579
2.900%, 12/8/21 b	675,000	681
3.106%, (US SOFR plus 2.750%), 4/8/26 b	650,000	696
Citizens Bank NA 3.250%, 2/14/22 b	290,000	295
Cooperatieve Rabobank UA 3.950%, 11/9/22 b	1,190,000	1,246
Credit Agricole SA 1.196%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	319
Credit Suisse AG 0.495%, 2/2/24 b	485,000	483
1.000%, 5/5/23 b	860,000	869
2.800%, 4/8/22 b	610,000	622
Credit Suisse Group AG 2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	500,000	516
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	203
Crown Castle International Corp. 1.050%, 7/15/26 b	615,000	601
Danske Bank A/S 1.226%, 6/22/24 144A	880,000	889
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	725,000	729
5.000%, 1/12/22 144A	665,000	680
Discover Bank 3.200%, 8/9/21 b	470,000	470
Eastern Creation II Investment Holdings, Ltd. 1.000%, 9/10/23 §	900,000	898
Equitable Financial Life Global Funding 0.500%, 4/6/23 144A	1,145,000	1,147
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	253
The Goldman Sachs Group, Inc. 0.481%, 1/27/23	385,000	385
0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	115
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	334
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	336
0.966%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	331
3.500%, 4/1/25	490,000	532
5.750%, 1/24/22	825,000	851
Highwoods Realty LP 3.625%, 1/15/23	740,000	765
HPHT Finance 17, Ltd. 2.750%, 9/11/22 §	520,000	532

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Financial continued
HSBC Holdings PLC 0.976%, (US SOFR plus 0.708%), 5/24/25	210,000	210
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	922
2.099%, (US SOFR plus 1.929%), 6/4/26	810,000	832
ING Groep NV 1.296%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	338
JPMorgan Chase & Co. 0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	559
0.902%, (US SOFR plus 0.885%), 4/22/27	350,000	354
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	920
KeyBank NA 1.250%, 3/10/23	580,000	589
LeasePlan Corp. NV 2.875%, 10/24/24 144A	200,000	210
Lincoln National Corp. 4.000%, 9/1/23	130,000	139
Lloyds Banking Group PLC 1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	202
LSEGA Financing PLC 0.650%, 4/6/24 144A	765,000	764
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24	345,000	374
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	429
Mitsubishi UFJ Financial Group, Inc. 1.070%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	392
3.218%, 3/7/22	535,000	546
Mizuho Financial Group Cayman 2 Ltd. 4.200%, 7/18/22 §	930,000	963
Morgan Stanley 0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	450
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	641
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	561
2.750%, 5/19/22	485,000	496
4.100%, 5/22/23	160,000	170
4.875%, 11/1/22	375,000	396
Nasdaq, Inc. 0.445%, 12/21/22	415,000	415
Nationwide Building Society 3.622%, (ICE LIBOR USD 3 Month plus 1.181%), 4/26/23 144A	615,000	631
3.766%, (ICE LIBOR USD 3 Month plus 1.064%), 3/8/24 144A	260,000	273
NatWest Group PLC 3.875%, 9/12/23	520,000	555
NatWest Markets PLC 0.800%, 8/12/24 144A	390,000	388
2.375%, 5/21/23 144A	640,000	662
New York Life Global Funding 0.495%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	585
Park Aerospace Holdings, Ltd. 4.500%, 3/15/23 144A	230,000	242
5.250%, 8/15/22 144A	375,000	392

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Financial continued
PNC Bank NA 2.450%, 7/28/22	325,000	332
2.950%, 1/30/23	335,000	348
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	530
Public Storage 0.487%, (US SOFR plus 0.470%), 4/23/24	280,000	280
QNB Finance Ltd. 3.500%, 3/28/24 §	880,000	938
SBA Tower Trust 1.631%, 5/15/51 144A	280,000	280
1.884%, 1/15/26 144A	160,000	162
2.836%, 1/15/25 144A	440,000	462
Simon Property Group LP 2.000%, 9/13/24	225,000	233
3.375%, 10/1/24	450,000	484
Standard Chartered PLC 0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	219
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	459
1.338%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	437
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	670,000	673
3.950%, 1/11/23 144A	600,000	626
State Street Corp. 2.825%, (US SOFR plus 2.690%), 3/30/23	160,000	163
SunTrust Bank 2.800%, 5/17/22	480,000	490
Svenska Handelsbanken AB 0.550%, 6/11/24 144A	420,000	418
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	399
Swedbank AB 1.300%, 6/2/23 144A	505,000	512
Synchrony Bank 3.000%, 6/15/22	250,000	256
Synchrony Financial 2.850%, 7/25/22	2,066,000	2,115
4.250%, 8/15/24	545,000	596
The Toronto-Dominion Bank 0.550%, 3/4/24	1,015,000	1,014
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	316
Truist Financial Corp. 0.433%, (US SOFR plus 0.400%), 6/9/25	410,000	410
UBS Group AG 1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	624
1.370%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	419
Wells Fargo & Co. 1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	419
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	415
3.500%, 3/8/22	56,000	57

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Financial continued
Wells Fargo Bank NA 2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	492
Western Union Co. 2.850%, 1/10/25	570,000	603
Yongda Investment, Ltd. 2.250%, 6/16/25 §	643,000	645

Total		72,919

Industrial (2.5%)
Amphenol Corp. 2.050%, 3/1/25 b	405,000	421
Avnet, Inc. 4.875%, 12/1/22 b	180,000	190
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	67
Carrier Global Corp. 2.242%, 2/15/25 b	835,000	868
Caterpillar Financial Services Corp. 0.411%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21 b	285,000	285
2.950%, 2/26/22 b	495,000	504
CNH Industrial Capital LLC 3.875%, 10/15/21 b	460,000	464
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	265
5.250%, 11/15/21 144A	305,000	307
Deere & Co. 2.750%, 4/15/25 b	195,000	208
GATX Corp. 3.900%, 3/30/23	360,000	380
General Electric Co. 3.450%, 5/15/24	240,000	257
Guangzhou Metro Investment Finance BVI, Ltd. 1.507%, 9/17/25 §	800,000	791
Heathrow Funding, Ltd. 4.875%, 7/15/23 144A	725,000	726
Honeywell International, Inc. 1.350%, 6/1/25	435,000	443
Martin Marietta Materials, Inc. 0.650%, 7/15/23	475,000	476
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	504
Republic Services, Inc. 2.500%, 8/15/24	375,000	394
Roper Technologies, Inc. 0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	114
2.350%, 9/15/24	165,000	173
3.125%, 11/15/22	660,000	680
3.650%, 9/15/23	125,000	134
Siemens Financieringsmaatschappij NV 0.650%, 3/11/24 144A	390,000	390
SMBC Aviation Capital Finance DAC 3.550%, 4/15/24 144A	200,000	212
4.125%, 7/15/23 144A	200,000	213

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Industrial continued
Sydney Airport Finance Co. Pty Ltd. 3.900%, 3/22/23 144A	643,000	677

Total		10,243

Real Estate (0.2%)
SBA Tower Trust 3.448%, 3/15/23 144A	775,000	790

Total		790

Technology (2.9%)
Analog Devices, Inc. 2.950%, 4/1/25 b	140,000	150
Fidelity National Information Services, Inc. 0.375%, 3/1/23	650,000	649
0.600%, 3/1/24	310,000	310
Fiserv, Inc. 2.750%, 7/1/24	800,000	844
Fortinet, Inc. 1.000%, 3/15/26	380,000	376
HCL America, Inc. 1.375%, 3/10/26 144A	1,000,000	994
International Business Machines Corp. 2.500%, 1/27/22	510,000	517
2.850%, 5/13/22	350,000	358
2.875%, 11/9/22	155,000	160
Microchip Technology, Inc. 0.972%, 2/15/24 144A	685,000	685
0.983%, 9/1/24 144A	560,000	557
2.670%, 9/1/23	640,000	667
Micron Technology, Inc. 2.497%, 4/24/23	1,335,000	1,380
4.640%, 2/6/24	410,000	449
NXP BV / NXP Funding LLC 3.875%, 9/1/22 144A	665,000	690
4.625%, 6/1/23 144A	945,000	1,016
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/25 144A	90,000	95
Oracle Corp. 2.400%, 9/15/23	745,000	772
2.500%, 4/1/25	1,250,000	1,313
Skyworks Solutions, Inc. 0.900%, 6/1/23	175,000	175

Total		12,157

Utilities (2.7%)
AES Corp. 3.300%, 7/15/25 144A	365,000	390
American Electric Power Co., Inc. 3.650%, 12/1/21 b	85,000	86
Edison International 2.950%, 3/15/23 b	310,000	320
3.125%, 11/15/22 b	290,000	299
Enel Finance International NV 2.650%, 9/10/24 144A	200,000	210
2.750%, 4/6/23 144A	260,000	270
2.875%, 5/25/22 144A	835,000	853
4.250%, 9/14/23 144A	1,035,000	1,115
FirstEnergy Corp. 3.350%, 7/15/22	320,000	325

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Corporate Bonds (49.2%)	Shares/ Par+	Value $ (000’s)

Utilities continued
Hero Asia Investment, Ltd. 1.500%, 11/18/23 §	950,000	950
Korea Hydro & Nuclear Power Co., Ltd. 1.250%, 4/27/26 144A	795,000	791
NextEra Energy Capital Holdings, Inc. 0.685%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	288
Pacific Gas & Electric Co. 3.500%, 6/15/25	555,000	582
San Diego Gas & Electric Co. 1.914%, 2/1/22	30,716	31
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	837
Sempra Energy 2.875%, 10/1/22	265,000	271
Sinosing Services Pte, Ltd. 2.250%, 2/20/25 §	1,000,000	1,018
Southern California Edison Co. 2.400%, 2/1/22	180,000	182
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	1,445,000	1,526

Total		10,954

Total Corporate Bonds
(Cost: $199,453)		203,439

Governments (14.5%)

Governments (14.5%)
US Treasury 0.125%, 10/31/22	6,820,000	6,817
0.125%, 11/30/22	13,390,000	13,381
0.125%, 12/31/22	1,935,000	1,933
0.125%, 1/31/23	5,450,000	5,445
0.125%, 3/31/23	1,000,000	999
0.125%, 4/30/23	22,860,000	22,817
0.125%, 5/31/23	2,250,000	2,245
0.125%, 6/30/23	6,170,000	6,155

Total		59,792

Total Governments		59,792

(Cost: $59,823)

Municipal Bonds (0.8%)

Municipal Bonds (0.8%)
Chicago Transit Authority 1.708%, 12/1/22 RB b	20,000	20
1.838%, 12/1/23 RB b	20,000	20
2.064%, 12/1/24 RB b	55,000	57
City of Houston TX Airport System Revenue 0.883%, 7/1/22 RB b	40,000	40
1.054%, 7/1/23 RB b	65,000	66
1.272%, 7/1/24 RB b	215,000	218
Dallas/Fort Worth International Airport 1.329%, 11/1/25 RB b	110,000	111
Florida State Board of Administration Finance Corp. 1.258%, 7/1/25 RB	735,000	742
Long Island Power Authority 0.764%, 3/1/23 RB	160,000	161

Municipal Bonds (0.8%)	Shares/ Par+	Value $ (000’s)

Municipal Bonds continued
Port Authority of New York & New Jersey 1.086%, 7/1/23 RB	625,000	633
State of Connecticut 1.998%, 7/1/24 GO	125,000	130
2.000%, 7/1/23 GO	50,000	52
2.098%, 7/1/25 GO	85,000	89
State of Illinois 2.250%, 10/1/22 GO	885,000	893

Total Municipal Bonds
(Cost: $3,190)		3,232

Structured Products (32.5%)

Asset Backed Securities (14.3%)
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22 b	6,921	7
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23 b	620,000	625
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23 b	122,355	123
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24 b	790,000	821
Americredit Automobile Receivables Trust, Series 2018-3, Class A3 3.380%, 7/18/23 b	172,052	173
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25 b	240,000	245
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25 b	320,000	325
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25 b	315,000	322
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26 b	245,000	247
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26 b	430,000	429
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26 b	270,000	269
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27 b	575,000	580
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	585,575	600
Ares CLO, Ltd., Series 2020-57A, Class A 1.496%, (ICE LIBOR USD 3 Month plus 1.320%), 10/25/31 144A	495,000	495
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	236,495	237

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	352
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	441
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	450
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	211
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B 3.700%, 3/20/23 144A	120,000	122
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	365
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	261
Babson CLO, Ltd., Series 2017-IA, Class AR 0.988%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	651,270	652
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	351,311	355
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	306,579	314
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	103,914	107
BlueMountain CLO, Series 2015-2, Class A 1.120%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	344,466	345
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	171,920	180
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	77,918	78
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	581
Capital Auto Receivables Asset Trust, Series 2018-2, Class C 3.690%, 12/20/23 144A	122,108	122
Carlyle Global Market Strategies, Series 2015-3A, Class A1R 1.184%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	346,419	346
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23 b	95,000	96
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24 b	455,000	474
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25 b	345,000	357

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25 b	430,000	444
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25 b	190,000	196
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27 b	300,000	303
Cayuga Park CLO, Ltd., Series 2020-1A, Class A 1.790%, (ICE LIBOR USD 3 Month plus 1.600%), 7/17/31 144A	550,000	550
Cedar Funding, Ltd., Series 2021-14A, Class A 1.225%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	693
CIFC Funding, Ltd., Series 2014-2RA, Class A1 1.226%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	915,000	915
CIFC Funding, Ltd., Series 2020-1A, Class A1 1.884%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/32 144A	655,000	655
CIFC Funding, Ltd., Series 2020-3A, Class A1 1.538%, (ICE LIBOR USD 3 Month plus 1.350%), 10/20/31 144A	435,000	436
CIFC Funding, Ltd., Series 2021-4A, Class A 1.238%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	904
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27 b	260,000	266
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27 b	855,000	862
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360%, 3/16/26 b	380,000	387
Dryden Senior Loan Fund, Series 2020- 86A, Class A 1.840%, (ICE LIBOR USD 3 Month plus 1.650%), 7/17/30 144A	895,000	896
Dryden Senior Loan Fund, Series 2020-86A, Class AR1 1.260%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	610
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	62,696	64
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	147,354	152
Enterprise Fleet Financing LLC, Series 2018-2, Class A2 3.140%, 2/20/24 144A	16,347	16
Enterprise Fleet Financing LLC, Series 2019-1, Class A2 2.980%, 10/22/24 144A	90,229	91

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 2.060%, 5/20/25 144A	219,907	223
Exeter Automobile Receivables Trust, Series 2021-2A, Class C 0.980%, 6/15/26 b	265,000	266
Ford Credit Auto Owner Trust, Series 2020- 2, Class C 1.740%, 4/15/33 144A	310,000	311
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	445
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560%, 7/22/24	265,000	273
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	226
GM Financial Securitized Term, Series 2017- 3A, Class C 2.520%, 3/16/23 144A	475,000	476
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	362
Golub Capital Partners CLO, Series 2018- 39A, Class A1 1.338%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	392,479	393
GS Mortgage Securities Trust, Series 2020- 2, Class A3 1.490%, 12/16/24	160,000	162
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A	306,338	325
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	651,669	667
Hilton Grand Vacations Trust, Series 2017- AA, Class B 2.960%, (EXE), 12/26/28 144A	142,205	145
Hilton Grand Vacations Trust, Series 2020- AA, Class A 2.740%, 2/25/39 144A	204,621	212
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3 1.410%, 11/15/24	350,000	355
Hyundai Auto Receivables Trust, Series 2019-A, Class B 2.940%, 5/15/25	325,000	337
KKR Financial CLO, Ltd., Series 2013, Class A1R 0.984%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	543,129	542
KKR Financial CLO, Ltd., Series 2029, Class A 1.341%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	1,000
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	185,000	189

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Madison Park Funding XXIII, Ltd. 1.095%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	715,000	714
1.675%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	459
Madison Park Funding, Ltd., Series 2015- 18A, Class A1R 1.376%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	690
Magnetite CLO, Ltd., Series 2020-25A, Class A 1.455%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	405,000	406
Magnetite XVI, Ltd., Series 2015-16A, Class AR 0.990%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	948,821	949
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	124,707	127
Mill City Mortgage Loan Trust, Series 2016- 1, Class A1 2.500%, (AFC), 4/25/57 144A	14,989	15
Mill City Mortgage Loan Trust, Series 2017- 2, Class A1 2.750%, (AFC), 7/25/59 144A	162,521	165
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	228,977	234
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	24,103	25
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	26,513	27
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	136,076	138
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	241,838	246
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	181,285	182
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	428,118	439
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	292,752	305
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	606,807	620
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	380,000	392
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	1,205,000	1,238
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	353,615	357
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	223,709	225

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Navient Student Loan Trust, Series 2019-2A, Class A1 0.362%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	40,341	40
Navient Student Loan Trust, Series 2019- GA, Class A 2.400%, 10/15/68 144A	848,243	866
Navient Student Loan Trust, Series 2020- HA, Class A 1.310%, 1/15/69 144A	130,331	131
Navient Student Loan Trust, Series 2021- BA, Class A 0.940%, 7/15/69 144A	565,922	566
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A 1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	398
Nelnet Student Loan Trust, Series 2020-1A, Class A 0.832%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	160,835	160
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR 1.180%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	955
Neuberger Berman CLO, Ltd., Series 2020- 38A, Class A 1.488%, (ICE LIBOR USD 3 Month plus 1.300%), 10/20/32 144A	455,000	456
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A 1.248%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	271
Nissan Auto Lease Trust, Series 2020-A, Class A3 1.380%, 12/16/24	205,000	208
Nissan Master Owner Trust Receivables, Series 2019-A, Class A 0.633%, (ICE LIBOR USD 1 Month plus 0.560%), 2/15/24	650,000	652
Nissan Master Owner Trust Receivables, Series 2019-B, Class A 0.503%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	786
OZLM VIII, Ltd., Series 2014-8A, Class A1RR 1.360%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	481,213	481
Palmer Square CLO, Ltd., Series 2020-2A, Class A1A 1.884%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/31 144A	390,000	390
Reese Park CLO, Ltd., Series 2020-1A, Class A1 1.504%, (ICE LIBOR USD 3 Month plus 1.320%), 10/15/32 144A	445,000	445
Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.420%, 4/15/25	245,674	248

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790%, 1/16/24	71,278	71
Santander Drive Auto Receivables Trust, Series 2019-3, Class B 2.280%, 9/15/23	152,469	153
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3 1.860%, 2/21/23 144A	295,000	298
Santander Drive Auto Receivables Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	219
Santander Drive Auto Receivables Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	367
Santander Drive Auto Receivables Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	437
Santander Drive Auto Receivables Trust, Series 2020-3, Class B 0.690%, 3/17/25	650,000	652
Santander Drive Auto Receivables Trust, Series 2020-4, Class C 1.010%, 1/15/26	400,000	402
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	656
Santander Retail Auto Lease Trust, Series 2019-A, Class A3 2.770%, 6/20/22 144A	208,079	209
Santander Retail Auto Lease Trust, Series 2019-A, Class C 3.300%, 5/22/23 144A	330,000	335
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	311
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	329
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	1,028
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	438
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A 2.430%, 10/20/33 144A	73,761	74
3.510%, 7/20/37 144A	180,487	186
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	143,728	145
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	92,678	96
Sierra Receivables Funding Co. LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	308,415	316
Sierra Receivables Funding Co. LLC, Series 2019-3, Class A 2.340%, 7/15/38 144A	777,416	796

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
SLM Student Loan Trust, Series 2007-7, Class A4 0.506%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	166,608	163
SLM Student Loan Trust, Series 2008-1, Class A4 0.826%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	498,071	483
SMB Private Education Loan Trust, Series 2014-A, Class A3 1.573%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	671
SMB Private Education Loan Trust, Series 2015-A, Class A2B 1.073%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	37,293	37
SMB Private Education Loan Trust, Series 2016-C, Class A2B 1.201%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	348,343	351
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	204,654	217
SMB Private Education Loan Trust, Series 2018-B, Class A2B 0.821%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	489,708	491
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	207,722	208
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	1,010,000	1,006
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	1,460,000	1,471
Symphony CLO XXVI, Ltd., Series 2021- 26A, Class AR 1.189%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	285
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	117,932	121
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	5,944	6
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	10,121	10
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	37,891	38
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	24,890	25
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	13,388	13
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	141,535	144

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	91,713	93
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	224,250	229
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	137,013	141
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	503,161	515
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	672,557	697
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	455,094	464
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	451
Volvo Financial Equipment LLC, Series 2018-1A, Class B 2.910%, 1/17/23 144A	210,000	212
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	391
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	229
World Omni Select Auto Trust, Series 2020- A, Class B 0.840%, 6/15/26	270,000	270
World Omni Select Auto Trust, Series 2020- A, Class C 1.250%, 10/15/26	310,000	312

Total		59,324

Mortgage Securities (18.2%)
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	223,057	225
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	137,115	139
Angel Oak Mortgage Trust LLC, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	273
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A1 1.691%, (AFC), 4/25/65 144A	412,102	416
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	153,769	156
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	227,121	228
Angel Oak Mortgage Trust LLC, Series 2020-6, Class A1 1.261%, (AFC), 5/25/65 144A	292,533	293

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	805,848	804
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	235,753	235
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	600,127	600
Angel Oak Mortgage Trust LLC, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	189,271	189
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A 1.003%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	520
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A 1.123%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	545
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A 0.923%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	460
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50 b	25,488	26
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50 b	67,808	68
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62 b	185,645	189
Beneria Cowen & Pritzer Collateral Funding Corp. 0.899%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	289
BX Commercial Mortgage Trust, Series 2019-XL, Class A 0.993%, (ICE LIBOR USD 1 Month plus 0.920%), 10/15/36 144A	307,790	308
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C 1.193%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	349,376	349
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D 1.323%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	334,818	335
BX Trust, Series 2018-GW, Class A 0.873%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,097
BX Trust, Series 2019-XL, Class B 1.153%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	339,475	340
BX Trust, Series 2021-SOAR, Class D 1.500%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	375,000	375
BX Trust, Series 2021-VIEW, Class A 1.430%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/23 144A	255,000	255

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
CD Commercial Mortgage Trust, Series 2017-CD3, Class A1 1.965%, 2/10/50 b	10,990	11
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D 1.723%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	659
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	483,907	492
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.635%, (CSTR), 5/10/35 144A	435,000	451
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.635%, (CSTR), 5/10/35 144A	255,000	261
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	182,918	185
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	533,685	540
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	741,230	752
Cold Storage Trust, Series 2020-ICE5, Class B 1.373%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	956
COLT Funding LLC, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	135,384	136
COLT Mortgage Loan Trust, Series 2019-3, Class A1 2.764%, (AFC), 8/25/49 144A	220,956	221
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	418,841	418
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	291
COMM Mortgage Trust, Series 2020-CBM, Class D 3.754%, (CSTR), 11/13/39 144A	235,000	229
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B 4.815%, (CSTR), 2/10/47 b	435,000	472
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D 4.865%, (CSTR), 8/10/47 144A	185,000	183
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B 4.701%, 3/10/47 b	480,000	517
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4 3.838%, 9/10/47 b	630,000	683
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class C 4.244%, (CSTR), 3/10/48 b	440,000	469
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48 b	235,000	253

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48 b	413,221	417
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50 b	60,877	61
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C 1.503%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	517
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D 1.673%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	406
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class A 2.256%, 8/15/37 144A	205,000	212
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class D 3.828%, (CSTR), 8/15/37 144A	445,000	467
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48 b	305,000	333
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50 b	26,021	26
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52 b	199,210	204
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1 2.964%, (AFC), 7/25/59 144A	243,371	244
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3 1.128%, (AFC), 5/25/65 144A	225,121	225
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1 0.899%, (AFC), 4/25/66 144A	200,906	201
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	225,407	225
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	141,732	144
Ellington Financial Mortgage Trust, Series 2020-1, Class A1 2.006%, (AFC), 6/25/65 144A	393,498	398
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	176,142	176
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	146,069	146
Ellington Financial Mortgage Trust, Series 2021-2, Class A1 0.931%, (AFC), 6/25/66 144A	265,551	265
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	255,716	255

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Extended Stay America Trust, Series 2021- ESH, Class C 1.000%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	480,000	482
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A 2.570%, 7/29/47 144A	8,566	9
Federal Home Loan Bank 4.000%, 12/1/49 b	145,300	158
4.500%, 5/1/50 b	107,765	117
Federal Home Loan Mortgage Corp. 2.000%, 1/1/36 b	845,307	874
3.000%, 11/1/34 b	55,606	59
3.500%, 3/1/46 b	49,249	53
3.500%, 12/1/47 b	510,465	540
5.000%, 12/1/41 b	197,464	219
5.500%, 5/1/22 b	5,777	6
6.000%, 9/1/34 b	1,311	2
6.000%, 2/1/35 b	30,733	36
6.000%, 9/1/35 b	9,586	11
6.000%, 1/1/38 b	2,310	3
7.000%, 3/1/39 b	62,304	72
7.500%, 6/1/38 b	60,414	70
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1 4.092%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24 b	115,736	118
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3 4.742%, (ICE LIBOR USD 1 Month plus 4.650%), 10/25/28 b	327,759	342
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M3 4.792%, (ICE LIBOR USD 1 Month plus 4.700%), 4/25/28 b	430,274	445
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1 1.292%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29 b	91,197	91
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30 b	40,412	40
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.847%, (CSTR), 5/25/47 144A	32,487	33
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1 0.892%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	108,869	109
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40 b	148,545	152
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27 b	434,262	440

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association 2.500%, 10/1/22 b	65,409	68
2.500%, 12/1/22 b	18,255	19
2.500%, 11/1/50 b	169,239	175
3.000%, 6/1/22 b	12,146	13
3.000%, 4/1/24 b	83,146	87
3.000%, 9/1/28 b	288,720	305
3.000%, 12/1/34 b	130,753	139
3.000%, 3/1/35 b	52,958	56
3.500%, 5/1/27 b	308,926	333
3.500%, 4/1/46 b	325,250	347
3.500%, 2/1/48 b	610,879	646
4.000%, 1/1/47 b	99,924	107
4.000%, 2/1/49 b	25,908	28
4.000%, 11/1/49 b	73,949	79
4.000%, 12/1/49 b	29,867	32
4.500%, 5/1/40 b	67,622	75
4.500%, 9/1/40	62,019	68
4.500%, 5/1/41 b	115,067	128
4.500%, 8/1/48 b	46,056	50
4.500%, 9/1/48 b	46,896	51
4.500%, 10/1/48 b	274,428	299
4.500%, 11/1/48 b	69,783	75
4.500%, 12/1/48	352,587	380
4.500%, 5/1/49 b	174,435	190
4.500%, 1/1/50 b	32,095	35
5.000%, 10/1/33 b	99,248	113
5.000%, 6/1/40	59,428	67
5.000%, 7/1/45 b	96,916	110
5.000%, 9/1/48 b	102,513	112
5.000%, 2/1/49 b	59,497	65
5.000%, 8/1/49 b	42,457	46
5.500%, 8/1/37 b	57,817	67
5.500%, 2/1/38 b	219,359	254
6.000%, 8/1/22 b	4,284	4
6.000%, 3/1/34 b	49,879	59
6.000%, 8/1/34 b	139,501	161
6.000%, 11/1/34 b	5,106	6
6.000%, 12/1/34 b	1,811	2
6.000%, 4/1/35 b	3,217	4
6.000%, 5/1/38 b	2,210	3
6.000%, 10/1/40 b	108,509	128
6.000%, 2/1/49 b	467,013	560
6.500%, 7/1/32 b	16,362	19
6.500%, 12/1/32 b	16,235	19
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	82,355	85
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	44,855	45
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	280,666	298
Federal National Mortgage Association, Series 2017-C02, Class 2ED3 1.442%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	183,044	184

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2017-C04, Class 2ED2 1.192%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	591,082	578
Federal National Mortgage Association, Series 2017-C05, Class 1ED3 1.292%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	249,507	246
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44	136,925	139
Federal National Mortgage Association, Series 2018-C01, Class 1ED2 0.942%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	399,168	399
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 0.942%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	657
Flagstar Mortgage Trust, Series 2020-1INV, Class A11 0.942%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	196,362	196
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	499,584	506
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	100,414	102
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	160,627	164
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	69,883	71
Galton Funding Mortgage Trust, Series 2019-H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	263
Galton Funding Mortgage Trust, Series 2020-H1, Class A1 2.310%, (AFC), 1/25/60 144A	116,084	118
Galton Funding Mortgage Trust, Series 2020-H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	287
GCAT LLC, Series 2021-GCTA, Class A 0.873%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	335
Government National Mortgage Association 3.500%, 12/20/42	4,790	5
3.500%, 9/20/43	66,027	71
3.500%, 8/20/44	136,737	147
3.500%, 10/20/46	990	1
3.500%, 11/20/46	60,068	64
3.500%, 1/20/47	64,818	69
3.500%, 7/1/47	1,390,000	1,459
4.000%, 3/20/48	117,082	126
4.000%, 4/20/50	360,897	392
4.000%, 10/20/50	330,001	349
5.000%, 3/20/34	286,609	320
5.000%, 1/20/48	57,608	63
5.000%, 2/20/48	290,094	316

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
5.500%, 6/20/37	60,328	71
5.500%, 9/15/45	192,182	227
5.500%, 3/20/48	41,514	46
5.500%, 12/20/48	30,515	34
5.500%, 2/20/49	353,580	390
Great Wolf Trust, Series 2019-WOLF, Class A 1.107%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	255
Great Wolf Trust, Series 2019-WOLF, Class C 1.706%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	270
GS Mortgage Securities Trust, Series 2019- SOHO, Class A 0.973%, (ICE LIBOR USD 1 Month plus 0.900%), 6/15/36 144A	345,000	345
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8 2.500%, 10/25/51 144A	874,562	895
GS Mortgage Backed Securities Trust, Series NQM1, Class A1 1.017%, (AFC), 7/25/61 144A	324,034	324
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1 1.673%, (CSTR), 7/25/44 144A	6,995	7
GS Mortgage Securities Trust, Series 2021- ROSS, Class B 1.673%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	390
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1 2.675%, (AFC), 11/25/59 144A	129,850	131
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1 1.657%, (AFC), 5/25/65 144A	218,857	220
Hundred Acre Wood Trust, Series 2021- INV1, Class A9 2.500%, 7/25/51 144A	586,022	602
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A 1.023%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C 1.573%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Corp, Series 2020-609M, Class C 2.243%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	441
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B 1.843%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	542
JP Morgan Mortgage Trust, Series 2020- INV1, Class A11 0.922%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	100,699	101

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2020- INV1, Class A15 3.500%, (AFC), 8/25/50 144A	163,929	167
JP Morgan Mortgage Trust, Series 2020- LTV1, Class A4 3.500%, (AFC), 6/25/50 144A	129,349	130
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	588
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B 1.423%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	790
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C 1.673%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	250
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C 1.073%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	210,000	210
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D 1.323%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	155,000	155
Merit, Series 2020-HILL, Class B 1.473%, (ICE LIBOR USD 1 Month plus 1.400%), 8/15/37 144A	425,000	427
Merit, Series 2020-HILL, Class C 1.773%, (ICE LIBOR USD 1 Month plus 1.700%), 8/15/37 144A	185,000	186
Merit, Series 2020-HILL, Class D 2.423%, (ICE LIBOR USD 1 Month plus 2.350%), 8/15/37 144A	250,000	251
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	338,408	337
MHC Commercial Mortgage Trust, Series 2021-MHC2, Class B 1.173%, (ICE LIBOR USD 1 Month plus 1.100%), 5/15/23 144A	380,000	381
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1 1.389%, 9/15/49	2,931	3
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A 3.912%, 9/9/32 144A	610,000	655
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D 3.283%, (CSTR), 11/10/36 144A	480,000	478
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D 3.300%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	316
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	197,990	203

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
New Orleans Hotel Trust, Series 2019- HNLA, Class B 1.362%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	786
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 1.650%, (AFC), 5/24/60 144A	297,850	301
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	320,428	324
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	287,013	290
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A1 0.943%, (AFC), 7/25/55 144A	582,916	583
OBX Trust, Series 2019-EXP2, Class 2A1A 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	89,458	90
OBX Trust, Series 2019-EXP2, Class 2A2 1.292%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	246,051	245
OBX Trust, Series 2019-EXP3, Class 2A1 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	305,994	306
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	98,493	100
OBX Trust, Series 2021-NQM1, Class A1 1.072%, (AFC), 2/25/66 144A	712,392	711
ONE Park Mortgage Trust, Series 2021- PARK, Class B 1.023%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	754
ONE Park Mortgage Trust, Series 2021- PARK, Class C 1.173%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	405
Onslow Bay Financial LLC, Series 2020- EXP1, Class 1A8 3.500%, 2/25/60 144A	283,602	292
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A1 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	422,226	423
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A2 1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	251,263	250
Onslow Bay Financial LLC, Series 2020- EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	423,625	432
Onslow Bay Financial LLC, Series 2020- EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	105,906	108
Onslow Bay Financial LLC, Series 2020- EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	355,133	360
Onslow Bay Financial LLC, Series 2021-J1, Class A4 2.500%, (AFC), 5/25/51 144A	653,895	670

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
PSMC Trust, Series 2021-1, Class A11 2.500%, (AFC), 3/25/51 144A	987,225	1,012
PSMC Trust, Series 2021-2, Class A3 2.500%, (AFC), 5/25/51 144A	755,000	775
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	72,925	74
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	168,213	171
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	36,457	37
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	53,561	54
SG Residential Mortgage Trust, Series 2019- 3, Class A2 2.877%, (AFC), 9/25/59 144A	353,225	355
SG Residential Mortgage Trust, Series 2020- 2, Class A1 1.381%, (AFC), 5/25/65 144A	274,188	275
Slide, Series 2018-FUN, Class D 2.173%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	359,550	356
STACR Trust, Series 2018-DNA2, Class M2 1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	460
STACR Trust, Series 2018-DNA3, Class M1 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	874	1
STACR Trust, Series 2018-DNA3, Class M2 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	340
STACR Trust, Series 2018-HRP2, Class M2 1.342%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	226,411	226
STACR Trust, Series 2020-DNA2, Class M1 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/50 144A	39,464	39
STACR Trust, Series 2020-DNA5, Class M1 1.318%, (US 30 Day Average SOFR plus 1.300%), 10/25/50 144A	58,072	58
STACR Trust, Series 2020-DNA6, Class M1 0.918%, (US 30 Day Average SOFR plus 0.900%), 12/25/50 144A	129,439	129
STACR Trust, Series 2020-HQA2, Class M1 1.192%, (ICE LIBOR USD 1 Month plus 1.100%), 3/25/50 144A	61,927	62
STACR Trust, Series 2020-HQA5, Class M1 1.118%, (US 30 Day Average SOFR plus 1.100%), 11/25/50 144A	144,887	145
STACR Trust, Series 2021-DNA1, Class M1 0.668%, (US 30 Day Average SOFR plus 0.650%), 1/25/51 144A	205,683	206
STACR Trust, Series 2021-DNA2, Class M1 0.818%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	485,000	486
STACR Trust, Series 2021-DNA3, Class M2 2.118%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	403

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
STACR Trust, Series 2021-HQA1, Class M1 0.718%, (US 30 Day Average SOFR plus 0.700%), 8/25/33 144A	760,000	760
Starvest Emerging Markets CBO I, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	417,049	417
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3 4.376%, (AFC), 10/25/48 144A	230,519	233
Starwood Mortgage Residential Trust, Series 2019-1, Class A1 2.941%, (AFC), 6/25/49 144A	169,167	170
Starwood Mortgage Residential Trust, Series 2019-1, Class A3 3.299%, (AFC), 6/25/49 144A	237,019	238
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	39,303	40
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	184
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	208,100	210
Uniform Mortgage Backed Security TBA 1.500%, 7/19/36	245,000	248
3.000%, 7/14/50	485,000	506
4.000%, 7/1/44	340,000	362
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A S	501,656	510
Verus Securitization Trust, Series 2019- INV2, Class A1 2.913%, (AFC), 7/25/59 144A	352,703	359
Verus Securitization Trust, Series 2019- INV2, Class A2 3.117%, (AFC), 7/25/59 144A	370,190	377
Verus Securitization Trust, Series 2019- INV3, Class A3 1.977%, (AFC), 4/25/60 144A	71,818	73
3.100%, (AFC), 11/25/59 144A	303,378	309
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	379,652	385
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A S	303,936	307
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	568,398	573
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A S	178,990	179
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	210,908	211
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	172,170	172

Structured Products (32.5%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	356,514	357
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	292,689	292
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	184,400	184
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	435,691	436
Vista Point Securitization Trust, Series 2020- 1, Class A1 1.763%, (AFC), 3/25/65 144A	161,951	163
Vista Point Securitization Trust, Series 2020- 2, Class A3 2.496%, (AFC), 4/25/65 144A	150,285	152
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	149,535	153
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	48,273	49
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	80,871	82
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3 2.500%, (AFC), 12/25/50 144A	900,000	922
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B 4.697%, 4/15/45	385,000	392
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	627
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	350

Total		75,274

Total Structured Products
(Cost: $133,551)		134,598

Short-Term Investments (3.9%)

Commercial Paper (0.8%)
AT&T, Inc. 0.000%, 12/14/21b	1,300,000	1,299
Jabil, Inc. 0.000%, 7/19/21	1,125,000	1,125
0.000%, 8/9/21	764,000	763

Total		3,187

Consumer, Cyclical (0.0%)
Marriott International, Inc. 2.300%, 1/15/22	50,000	51

Total		51

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

Short-Term Investments (3.9%)	Shares/ Par +	Value $ (000’s)

Financial (0.5%)
Deutsche Bank AG 4.250%, 10/14/21b	1,165,000	1,178
UniCredit SPA 3.750%, 4/12/22 144A	1,010,000	1,034

Total		2,212

Money Market Funds (1.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	7,296,997	7,297

Total		7,297

Utilities (0.8%)
Pacific Gas & Electric Co. 1.531%, (ICE LIBOR USD 3 Month plus 1.375%), 11/15/21	1,225,000	1,227
1.750%, 6/16/22	2,200,000	2,199

Total		3,426

Total Short-Term Investments
(Cost: $16,169)		16,173

Total Investments (100.9%)
(Cost: $412,186)@		417,234

Other Assets, Less
Liabilities (-0.9%)		(3,607)

Net Assets (100.0%)		413,627

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	59,266	112	9/21	$13,824	$20	$(9)
Ten-Year US Treasury Note Future	Short	USD	11,395	86	9/21	11,395	(66)	(18)
Two-Year US Treasury Note Future	Long	USD	13,824	269	9/21	59,266	(79)	6

							$(125)	$(21)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$-	$6	$6	$-	$(27)	$(27)	$-

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $159,331 representing 38.4% of the net assets.

b

Cash or securities with an aggregate value of $83,121 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2021, the aggregate value of these securities was $12,259 (in thousands), representing 3.0% of net assets.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

#	7-Day yield as of 6/30/2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $412,186 and the net unrealized appreciation of investments based on that cost was $4,924 which is comprised of $5,418 aggregate gross unrealized appreciation and $494 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$3,232	$-
Corporate Bonds	-	203,439	-
Governments	-	59,792	-
Structured Products	-	134,598	-
Short-Term Investments
Money Market Funds	7,297	-	-
All Others	-	8,876	-
Other Financial Instruments^
Futures	20	-	-
Total Assets:	$7,317	$409,937	$-
Liabilities:
Other Financial Instruments^
Futures	(145)	-	-
Total Liabilities:	$(145)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Structured Products	40.0%
Governments	37.3%
Corporate Bonds	27.8%
Municipal Bonds	0.3%
Short-Term Investments & Other Net Assets	-5.4%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Basic Materials (0.6%)
LYB International Finance III, LLC 3.375%, 10/1/40	3,212,000	3,325
3.625%, 4/1/51	2,598,000	2,743
3.800%, 10/1/60	531,000	561
NewMarket Corp. 2.700%, 3/18/31	2,708,000	2,708
Newmont Corp. 2.250%, 10/1/30	1,946,000	1,941
Teck Resources, Ltd. 3.900%, 7/15/30	965,000	1,040
6.125%, 10/1/35	1,088,000	1,401
6.250%, 7/15/41	1,233,000	1,611
Westlake Chemical Corp. 3.600%, 8/15/26	1,173,000	1,278
4.375%, 11/15/47	2,286,000	2,681
5.000%, 8/15/46	26,000	33

Total		19,322

Communications (3.3%)
Amazon.com, Inc. 1.000%, 5/12/26	7,263,000	7,264
1.650%, 5/12/28	3,300,000	3,328
2.100%, 5/12/31	8,326,000	8,466
2.700%, 6/3/60	498,000	477
3.100%, 5/12/51	1,113,000	1,169
3.250%, 5/12/61	1,113,000	1,173
AT&T, Inc. 2.250%, 2/1/32	2,488,000	2,442
3.100%, 2/1/43	543,000	532
3.500%, 6/1/41	1,146,000	1,190
3.500%, 9/15/53 144A	4,561,000	4,582
3.550%, 9/15/55 144A	1,124,000	1,128
3.800%, 12/1/57 144A	2,055,000	2,141
3.850%, 6/1/60	1,661,000	1,751
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 6/1/41	2,179,000	2,194
3.900%, 6/1/52	4,157,000	4,233
4.400%, 12/1/61	1,568,000	1,685
4.464%, 7/23/22	1,025,000	1,061
4.800%, 3/1/50	2,088,000	2,398
Comcast Corp. 1.500%, 2/15/31	2,762,000	2,617
3.750%, 4/1/40	2,165,000	2,441
Discovery Communications LLC 4.000%, 9/15/55	1,324,000	1,401
4.650%, 5/15/50	334,000	391
Netflix, Inc. 3.625%, 6/15/25 144A	1,913,000	2,054
5.875%, 11/15/28	2,055,000	2,522
NTT Finance Corp. 1.162%, 4/3/26 144A	5,229,000	5,217
Telefonica Emisiones SA 5.520%, 3/1/49	834,000	1,085

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Communications continued
Tencent Holdings, Ltd. 3.840%, 4/22/51 144A	2,197,000	2,365
T-Mobile USA, Inc. 2.250%, 2/15/26 144A	12,616,000	12,711
2.250%, 2/15/26	2,483,000	2,502
2.875%, 2/15/31	1,885,000	1,871
3.375%, 4/15/29 144A	7,158,000	7,387
3.500%, 4/15/31 144A	4,752,000	4,916
Verizon Communications, Inc. 2.550%, 3/21/31	1,018,000	1,041
2.650%, 11/20/40	4,505,000	4,335
2.875%, 11/20/50	861,000	818
3.400%, 3/22/41	2,165,000	2,290
3.550%, 3/22/51	2,493,000	2,664
3.700%, 3/22/61	1,573,000	1,685
4.329%, 9/21/28	744,000	866
ViacomCBS, Inc. 4.200%, 5/19/32	113,000	130
4.600%, 1/15/45	208,000	247
4.950%, 1/15/31	593,000	715
4.950%, 5/19/50	500,000	631
5.850%, 9/1/43	390,000	534

Total		112,650

Consumer, Cyclical (2.0%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	4,357,000	4,682
4.750%, 10/20/28 144A	6,325,000	7,032
Ford Motor Co. 4.750%, 1/15/43	873,000	928
Ford Motor Credit Co. LLC 3.625%, 6/17/31	5,781,000	5,893
4.000%, 11/13/30	1,593,000	1,669
General Motors Co. 5.400%, 4/1/48	921,000	1,173
The Home Depot, Inc. 2.375%, 3/15/51	1,370,000	1,267
2.700%, 4/15/30	1,332,000	1,424
3.125%, 12/15/49	4,171,000	4,419
3.300%, 4/15/40	443,000	485
3.350%, 4/15/50	1,074,000	1,187
Hyundai Capital America 0.800%, 1/8/24 144A	3,398,000	3,383
1.250%, 9/18/23 144A	1,672,000	1,687
1.300%, 1/8/26 144A	3,338,000	3,299
1.800%, 10/15/25 144A	2,662,000	2,701
2.000%, 6/15/28 144A	2,656,000	2,634
Lowe’s Companies, Inc. 2.625%, 4/1/31	2,697,000	2,787
3.500%, 4/1/51	591,000	634
Marriott International, Inc. 2.850%, 4/15/31	4,823,000	4,898
4.625%, 6/15/30	421,000	485
5.750%, 5/1/25	1,984,000	2,290

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
Nissan Motor Acceptance Corp. 2.750%, 3/9/28 144A	1,139,000	1,149
Southwest Airlines Co. 4.750%, 5/4/23	2,302,000	2,469
5.125%, 6/15/27	3,442,000	4,049
Starbucks Corp. 1.300%, 5/7/22	1,365,000	1,377
3.350%, 3/12/50	1,677,000	1,754
3.500%, 11/15/50	2,660,000	2,866
Walmart, Inc. 3.050%, 7/8/26	1,009,000	1,105

Total		69,726

Consumer, Non-cyclical (4.4%)
AbbVie, Inc. 2.300%, 11/21/22	3,349,000	3,437
3.750%, 11/14/23	295,000	316
4.050%, 11/21/39	1,244,000	1,445
4.250%, 11/21/49	3,261,000	3,908
4.300%, 5/14/36	778,000	923
4.450%, 5/14/46	789,000	953
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	922,000	889
Adani Ports & Special Economic Zone, Ltd. 4.200%, 8/4/27 144A	1,876,000	1,954
Aetna, Inc. 3.875%, 8/15/47	850,000	951
Altria Group, Inc. 2.350%, 5/6/25	466,000	487
2.450%, 2/4/32	1,266,000	1,224
3.400%, 2/4/41	3,469,000	3,307
3.700%, 2/4/51	1,135,000	1,077
3.875%, 9/16/46	2,225,000	2,210
4.000%, 2/4/61	289,000	277
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	3,036,000	3,726
4.900%, 2/1/46	2,724,000	3,448
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 7/15/42	981,000	1,062
4.375%, 4/15/38	3,190,000	3,814
4.600%, 4/15/48	1,595,000	1,947
Astrazeneca Finance LLC 1.200%, 5/28/26	2,183,000	2,176
1.750%, 5/28/28	1,647,000	1,645
AstraZeneca PLC 1.375%, 8/6/30	671,000	635
3.000%, 5/28/51	1,098,000	1,132
BAT Capital Corp. 2.259%, 3/25/28	576,000	572
2.726%, 3/25/31	3,530,000	3,485
3.557%, 8/15/27	2,143,000	2,295
4.906%, 4/2/30	586,000	673
Bristol-Myers Squibb Co. 2.550%, 11/13/50	3,327,000	3,181
Bunge, Ltd. Finance Corp. 1.630%, 8/17/25	1,869,000	1,891
2.750%, 5/14/31	6,670,000	6,743
3.750%, 9/25/27	5,432,000	5,983

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
CVS Health Corp. 2.700%, 8/21/40	1,694,000	1,642
3.000%, 8/15/26	1,156,000	1,247
3.700%, 3/9/23	389,000	410
4.300%, 3/25/28	2,137,000	2,455
4.780%, 3/25/38	1,688,000	2,077
5.050%, 3/25/48	2,016,000	2,619
Danaher Corp. 2.600%, 10/1/50	1,573,000	1,504
DH Europe Finance II SARL 2.050%, 11/15/22	1,710,000	1,749
2.200%, 11/15/24	2,943,000	3,070
2.600%, 11/15/29	2,181,000	2,280
The Estee Lauder Co., Inc. 1.950%, 3/15/31	3,228,000	3,230
Genentech, Inc. 5.250%, 7/15/35	1,332,000	1,760
Gilead Sciences, Inc. 1.200%, 10/1/27	536,000	522
2.600%, 10/1/40	1,858,000	1,789
2.800%, 10/1/50	2,396,000	2,308
4.000%, 9/1/36	959,000	1,109
Molson Coors Beverage Co. 4.200%, 7/15/46	2,987,000	3,328
Pfizer, Inc. 2.550%, 5/28/40	3,733,000	3,754
2.700%, 5/28/50	762,000	758
2.800%, 3/11/22	1,030,000	1,049
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30	3,540,000	3,354
2.800%, 9/15/50	1,326,000	1,207
Royalty Pharma PLC 3.550%, 9/2/50 144A	2,516,000	2,503
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	2,231,000	2,335
Sodexo, Inc. 1.634%, 4/16/26 144A	3,000,000	3,022
2.718%, 4/16/31 144A	2,758,000	2,814
STERIS Irish FinCo Unlimited Co. 3.750%, 3/15/51	2,987,000	3,171
Takeda Pharmaceutical Co., Ltd. 2.050%, 3/31/30	4,021,000	3,989
3.175%, 7/9/50	3,621,000	3,660
4.400%, 11/26/23	1,858,000	2,017
Thermo Fisher Scientific, Inc. 4.497%, 3/25/30	3,672,000	4,372
UnitedHealth Group, Inc. 2.300%, 5/15/31	3,360,000	3,441
2.750%, 5/15/40	822,000	832
2.900%, 5/15/50	811,000	819
3.050%, 5/15/41	559,000	585
3.250%, 5/15/51	1,912,000	2,040
Yale University 0.873%, 4/15/25	1,918,000	1,930
1.482%, 4/15/30	1,644,000	1,620

Total		150,137

Energy (2.1%)
Aker BP ASA 4.000%, 1/15/31 144A	1,473,000	1,618

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Energy continued
BP Capital Markets America, Inc. 3.379%, 2/8/61	2,500,000	2,513
Devon Energy Corp. 4.750%, 5/15/42	1,146,000	1,293
5.000%, 6/15/45	1,967,000	2,311
5.250%, 9/15/24 144A	6,474,000	7,211
5.600%, 7/15/41	866,000	1,071
5.850%, 12/15/25	1,025,000	1,203
Enable Midstream Partners LP 3.900%, 5/15/24	295,000	313
4.150%, 9/15/29	1,261,000	1,381
4.400%, 3/15/27	2,127,000	2,345
4.950%, 5/15/28	3,607,000	4,130
Energy Transfer Operating LP 5.300%, 4/15/47	334,000	391
6.000%, 6/15/48	438,000	554
6.050%, 6/1/41	498,000	631
6.125%, 12/15/45	959,000	1,222
Equinor ASA 3.250%, 11/18/49	789,000	838
Galaxy Pipeline Assets Bidco, Ltd. 1.750%, 9/30/27 144A	3,335,000	3,368
2.160%, 3/31/34 144A	2,403,000	2,358
2.625%, 3/31/36 144A	1,480,000	1,452
2.940%, 9/30/40 144A	1,632,000	1,620
Lundin Energy Finance B.V. 2.000%, 7/15/26 144A	5,516,000	5,525
3.100%, 7/15/31 144A	4,151,000	4,193
Marathon Oil Corp. 5.200%, 6/1/45	2,494,000	2,991
Oleoducto Central SA 4.000%, 7/14/27 144A	1,181,000	1,218
ONEOK, Inc. 3.100%, 3/15/30	757,000	791
3.400%, 9/1/29	718,000	764
4.000%, 7/13/27	454,000	502
4.450%, 9/1/49	1,787,000	1,975
4.950%, 7/13/47	213,000	250
5.850%, 1/15/26	273,000	323
Petroleos del Peru SA 5.625%, 6/19/47 144A	1,545,000	1,647
Petroleos Mexicanos 2.460%, 12/15/25	2,888,550	3,017
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,878,000	2,773
Plains All American Pipeline LP / PAA Finance Corp. 4.900%, 2/15/45	465,000	505
Qatar Petroleum 2.250%, 7/12/31 144A	2,676,000	2,648
3.125%, 7/12/41 144A	1,455,000	1,450
3.300%, 7/12/51 144A	1,970,000	1,970
Sunoco Logistics Partners Operations LP 5.350%, 5/15/45	822,000	951
6.100%, 2/15/42	559,000	695

Total		72,011

Financial (9.1%)
Agree LP 2.000%, 6/15/28	2,333,000	2,314

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Financial continued
American International Group, Inc. 3.400%, 6/30/30	2,417,000	2,650
4.375%, 6/30/50	1,431,000	1,739
American Tower Corp. 1.600%, 4/15/26	2,165,000	2,188
2.700%, 4/15/31	1,622,000	1,673
The Andrew W. Mellon Foundation 0.947%, 8/1/27	1,310,000	1,274
Antares Holdings LP 3.950%, 7/15/26 144A	2,214,000	2,304
ANZ New Zealand International, Ltd. 1.250%, 6/22/26 144A	3,199,000	3,184
Assured Guaranty US Holdings, Inc. 3.150%, 6/15/31	1,661,000	1,723
Athene Global Funding 2.500%, 3/24/28 144A	4,325,000	4,433
Athene Holding, Ltd. 3.500%, 1/15/31	811,000	865
3.950%, 5/25/51	437,000	468
4.125%, 1/12/28	2,165,000	2,415
Banco Santander SA 0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	5,200,000	5,210
Bank of America Corp. 0.976%, (US SOFR plus 0.690%), 4/22/25	5,826,000	5,845
1.197%, (US SOFR plus 1.010%), 10/24/26	8,194,000	8,115
1.319%, (US SOFR plus 1.150%), 6/19/26	4,845,000	4,856
1.658%, (US SOFR plus 0.910%), 3/11/27	10,831,000	10,917
1.734%, (US SOFR plus 0.960%), 7/22/27	5,843,000	5,888
1.898%, (US SOFR plus 1.530%), 7/23/31	2,119,000	2,060
1.922%, (US SOFR plus 1.370%), 10/24/31	1,798,000	1,752
2.015%, (ICE LIBOR USD 3 Month plus 0.640%), 2/13/26	547,000	564
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	2,976,000	3,113
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	3,020,000	3,083
2.592%, (US SOFR plus 2.150%), 4/29/31	3,469,000	3,576
2.687%, (US SOFR plus 1.320%), 4/22/32	10,595,000	10,900
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	4,248,000	4,402
3.500%, 4/19/26	547,000	603
3.559%, (ICE LIBOR USD 3 Month plus 1.060%), 4/23/27	2,653,000	2,906
Barclays PLC 1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	4,199,000	4,214
3.564%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.900%), 9/23/35	5,829,000	6,073
BNP Paribas SA 1.323%, (US SOFR plus 1.004%), 1/13/27 144A	3,818,000	3,772
2.871%, (US SOFR plus 1.387%), 4/19/32 144A	3,294,000	3,383
Brighthouse Financial, Inc. 4.700%, 6/22/47	1,630,000	1,810
Brixmor Operating Partnership LP 2.250%, 4/1/28	751,000	750

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Financial continued
Credit Suisse Group AG 3.091%, (US SOFR plus 1.730%), 5/14/32 144A	2,829,000	2,915
Crown Castle International Corp. 1.050%, 7/15/26	3,217,000	3,142
2.100%, 4/1/31	5,947,000	5,795
2.500%, 7/15/31	2,340,000	2,357
2.900%, 4/1/41	1,502,000	1,461
4.000%, 3/1/27	536,000	600
Deutsche Bank AG 0.898%, 5/28/24	2,744,000	2,731
2.129%, (US SOFR plus 1.870%), 11/24/26	5,681,000	5,765
3.035%, (US SOFR plus 1.718%), 5/28/32	1,679,000	1,707
3.729%, (US SOFR plus 2.757%), 1/14/32	1,323,000	1,346
DNB Bank ASA 1.535%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.720%), 5/25/27 144A	2,812,000	2,817
Essex Portfolio LP 1.700%, 3/1/28	2,812,000	2,761
2.550%, 6/15/31	1,107,000	1,121
F&G Global Funding 1.750%, 6/30/26 144A	2,648,000	2,659
Federal Realty Investment Trust 3.950%, 1/15/24	1,485,000	1,592
FS KKR Capital Corp. 2.625%, 1/15/27	1,594,000	1,576
3.400%, 1/15/26	4,236,000	4,380
GE Capital Funding, LLC 3.450%, 5/15/25	1,232,000	1,341
4.400%, 5/15/30	1,880,000	2,191
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	4,581,000	5,490
GLP Capital LP / GLP Financing II, Inc. 4.000%, 1/15/30	888,000	953
5.300%, 1/15/29	1,085,000	1,264
The Goldman Sachs Group, Inc. 0.657%, (US SOFR plus 0.505%), 9/10/24	7,969,000	7,956
1.542%, (US SOFR plus 0.818%), 9/10/27	5,313,000	5,298
Golub Capital BDC, Inc. 3.375%, 4/15/24	1,946,000	2,030
JPMorgan Chase & Co. 0.824%, (US SOFR plus 0.540%), 6/1/25	4,927,000	4,918
1.040%, (US SOFR plus 0.695%), 2/4/27	10,754,000	10,577
1.045%, (US SOFR plus 0.800%), 11/19/26	5,996,000	5,920
2.069%, (US SOFR plus 1.015%), 6/1/29	5,359,000	5,401
2.083%, (US SOFR plus 1.850%), 4/22/26	4,703,000	4,863
2.182%, (US SOFR plus 1.890%), 6/1/28	3,294,000	3,373
Macquarie Group, Ltd. 1.629%, (US SOFR plus 0.910%), 9/23/27 144A	4,786,000	4,750
Mid-America Apartments LP 3.950%, 3/15/29	1,080,000	1,224
4.000%, 11/15/25	1,315,000	1,460
4.300%, 10/15/23	1,102,000	1,183
Morgan Stanley 0.790%, (US SOFR plus 0.525%), 5/30/25	11,159,000	11,120
0.864%, (US SOFR plus 0.745%), 10/21/25	3,875,000	3,874
0.985%, (US SOFR plus 0.720%), 12/10/26	5,470,000	5,384

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Financial continued
Oaktree Specialty Lending Corp. 2.700%, 1/15/27	1,669,000	1,670
Owl Rock Capital Corp. 2.875%, 6/11/28	1,116,000	1,108
3.400%, 7/15/26	4,625,000	4,820
Regency Centers LP 2.950%, 9/15/29	2,335,000	2,459
SBL Holdings, LLC 5.000%, 2/18/31 144A	3,722,000	4,009
Scentre Group Trust 1/2 3.625%, 1/28/26 144A	1,694,000	1,852
Societe Generale SA 2.889%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 6/9/32 144A	2,494,000	2,524
3.653%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.000%), 7/8/35 144A	2,060,000	2,137
Spirit Realty LP 2.100%, 3/15/28	2,138,000	2,129
2.700%, 2/15/32	1,178,000	1,168
3.200%, 2/15/31	2,543,000	2,650
3.400%, 1/15/30	1,294,000	1,379
4.000%, 7/15/29	618,000	686
4.450%, 9/15/26	137,000	153
Store Capital Corp. 2.750%, 11/18/30	1,902,000	1,915
4.500%, 3/15/28	4,056,000	4,582
4.625%, 3/15/29	1,370,000	1,558
Svensk Exportkredit AB 0.750%, 4/6/23	4,511,000	4,545
Trust Fibra Uno 5.250%, 1/30/26 144A	1,646,000	1,852
TrustCo Bank Corp. 6.390%, 1/15/50 144A	1,811,000	2,119
UBS Group AG 2.095%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 2/11/32 144A	1,426,000	1,397
VEREIT Operating Partnership LP 2.200%, 6/15/28	1,151,000	1,168
2.850%, 12/15/32	1,557,000	1,626
3.400%, 1/15/28	1,140,000	1,240
Vornado Realty LP 2.150%, 6/1/26	1,326,000	1,344
3.400%, 6/1/31	662,000	684
Westpac Banking Corp. 2.668%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 1.750%), 11/15/35	3,809,000	3,747

Total		312,838

Industrial (1.6%)
The Boeing Co. 2.196%, 2/4/26	4,067,000	4,106
3.250%, 2/1/28	2,302,000	2,440
3.250%, 2/1/35	1,315,000	1,330
3.625%, 2/1/31	2,313,000	2,488
3.750%, 2/1/50	2,342,000	2,416
5.705%, 5/1/40	651,000	838

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Industrial continued
5.805%, 5/1/50	171,000	230
Burlington Northern Santa Fe LLC 3.050%, 2/15/51	1,074,000	1,118
3.300%, 9/15/51	2,050,000	2,239
3.550%, 2/15/50	543,000	614
Crowley Conro LLC 4.181%, 8/15/43	1,373,094	1,622
DAE Funding LLC 1.550%, 8/1/24 144A	5,257,000	5,246
2.625%, 3/20/25 144A	1,745,000	1,775
3.375%, 3/20/28 144A	557,000	569
Flex, Ltd. 4.875%, 5/12/30	1,310,000	1,520
General Electric Co. 3.450%, 5/1/27	2,127,000	2,338
GXO Logistics, Inc. 1.650%, 7/15/26 144A	2,780,000	2,766
2.650%, 7/15/31 144A	445,000	441
John Deere Capital Corp. 0.550%, 7/5/22	3,289,000	3,302
1.200%, 4/6/23	2,532,000	2,570
Northrop Grumman Corp. 2.930%, 1/15/25	153,000	163
3.250%, 8/1/23	3,135,000	3,315
3.250%, 1/15/28	1,935,000	2,114
5.150%, 5/1/40	1,135,000	1,489
Union Pacific Corp. 2.150%, 2/5/27	1,699,000	1,762
2.400%, 2/5/30	2,105,000	2,173
2.950%, 3/1/22	1,907,000	1,942
3.150%, 3/1/24	910,000	971
3.750%, 2/5/70	340,000	375

Total		54,272

Metals/Mining (0.0%)
Teck Resources, Ltd. 5.200%, 3/1/42	1,266,000	1,489

Total		1,489

Pharmaceuticals (0.0%)
AbbVie, Inc. 4.400%, 11/6/42	269,000	327

Total		327

Pipelines (0.0%)
Energy Transfer Partners LP 5.150%, 3/15/45	547,000	633

Total		633

Technology (2.0%)
Apple, Inc. 2.375%, 2/8/41	1,074,000	1,041
2.550%, 8/20/60	2,516,000	2,347
2.650%, 5/11/50	2,647,000	2,599
2.650%, 2/8/51	2,686,000	2,626
2.800%, 2/8/61	1,074,000	1,046
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 1/15/27	811,000	896

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Technology continued
Broadcom, Inc. 2.450%, 2/15/31 144A	1,875,000	1,843
3.150%, 11/15/25	1,403,000	1,504
3.419%, 4/15/33 144A	7,317,000	7,684
3.469%, 4/15/34 144A	2,768,000	2,928
4.150%, 11/15/30	1,907,000	2,138
Dell International LLC / EMC Corp. 4.900%, 10/1/26	547,000	631
6.100%, 7/15/27	1,088,000	1,333
8.350%, 7/15/46	1,151,000	1,883
HP, Inc. 2.200%, 6/17/25	3,453,000	3,584
Intel Corp. 3.100%, 2/15/60	466,000	476
KLA-Tencor Corp. 3.300%, 3/1/50	1,458,000	1,543
Microsoft Corp. 2.921%, 3/17/52	1,085,000	1,152
NVIDIA Corp. 0.584%, 6/14/24	1,583,000	1,583
NXP BV / NXP Funding LLC / NXP USA, Inc. 3.150%, 5/1/27 144A	1,069,000	1,143
3.250%, 5/11/41 144A	1,173,000	1,206
3.875%, 6/18/26 144A	2,231,000	2,471
Oracle Corp. 1.650%, 3/25/26	3,300,000	3,345
2.300%, 3/25/28	1,169,000	1,199
2.800%, 4/1/27	3,278,000	3,476
2.875%, 3/25/31	3,497,000	3,637
2.950%, 11/15/24	762,000	812
3.650%, 3/25/41	2,203,000	2,336
3.950%, 3/25/51	1,540,000	1,681
4.100%, 3/25/61	438,000	486
salesforce.com, Inc. 0.625%, 7/15/24	2,115,000	2,116
2.900%, 7/15/51	1,163,000	1,174
3.050%, 7/15/61	740,000	750
Salesforce.com, Inc. 2.700%, 7/15/41	952,000	956
VMware, Inc. 3.900%, 8/21/27	427,000	474
4.700%, 5/15/30	2,154,000	2,549

Total		68,648

Utilities (2.7%)
AES Corp. 1.375%, 1/15/26 144A	2,313,000	2,290
Baltimore Gas & Electric Co. 2.250%, 6/15/31	1,594,000	1,609
Black Hills Corp. 3.050%, 10/15/29	778,000	828
3.875%, 10/15/49	965,000	1,042
Consumers Energy Co. 2.500%, 5/1/60	910,000	820
Dominion Energy, Inc. 1.450%, 4/15/26	2,404,000	2,421
3.300%, 4/15/41	866,000	909
DTE Electric Co. 2.950%, 3/1/50	2,373,000	2,427

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Utilities continued
DTE Energy Co. 1.050%, 6/1/25	1,113,000	1,113
2.950%, 3/1/30	1,436,000	1,514
3.800%, 3/15/27	2,165,000	2,409
Duke Energy Carolinas LLC 2.550%, 4/15/31	1,085,000	1,126
Duke Energy Corp. 2.550%, 6/15/31	4,250,000	4,301
3.500%, 6/15/51	637,000	659
Duke Energy Progress LLC 2.500%, 8/15/50	1,611,000	1,485
Entergy Arkansas LLC 2.650%, 6/15/51	1,436,000	1,359
Entergy Corp. 1.900%, 6/15/28	2,149,000	2,146
Evergy, Inc. 2.450%, 9/15/24	2,006,000	2,101
2.900%, 9/15/29	1,425,000	1,510
3.450%, 4/15/50	1,798,000	1,970
Eversource Energy 2.550%, 3/15/31	1,611,000	1,653
Interstate Power & Light Co. 3.500%, 9/30/49	822,000	886
ITC Holdings Corp. 2.700%, 11/15/22	2,170,000	2,231
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,520,000	1,543
Metropolitan Edison Co. 4.300%, 1/15/29 144A	2,401,000	2,688
Mid-Atlantic Interstate Transmission LLC 4.100%, 5/15/28 144A	309,000	348
Mississippi Power Co. 3.100%, 7/30/51	1,903,000	1,913
3.950%, 3/30/28	2,647,000	2,978
4.250%, 3/15/42	730,000	860
NextEra Energy Capital Holdings, Inc. 1.900%, 6/15/28	2,124,000	2,147
Northern States Power Co. 2.250%, 4/1/31	1,069,000	1,100
3.200%, 4/1/52	1,080,000	1,151
NSTAR Electric Co. 3.100%, 6/1/51	984,000	1,018
Pacific Gas & Electric Co. 2.100%, 8/1/27	3,669,000	3,563
2.500%, 2/1/31	2,960,000	2,775
3.300%, 8/1/40	82,000	74
3.500%, 8/1/50	383,000	341
3.950%, 12/1/47	2,066,000	1,922
4.200%, 6/1/41	926,000	912
4.500%, 7/1/40	548,000	548
4.750%, 2/15/44	537,000	542
4.950%, 7/1/50	1,074,000	1,105
Pennsylvania Electric Co. 3.250%, 3/15/28 144A	910,000	956
Piedmont Natural Gas Company, Inc. 2.500%, 3/15/31	1,611,000	1,636
PPL Capital Funding, Inc. 3.100%, 5/15/26	1,416,000	1,522
Public Service Company of Colorado 1.875%, 6/15/31	2,461,000	2,447

Corporate Bonds (27.8%)	Shares/ Par+	Value $ (000’s)

Utilities continued
Public Service Electric & Gas Co. 2.050%, 8/1/50	443,000	382
2.700%, 5/1/50	2,384,000	2,359
Southern California Edison Co. 4.125%, 3/1/48	1,200,000	1,279
The Southern Co. 1.750%, 3/15/28	1,606,000	1,585
Southern Co. Gas Capital Corp. 1.750%, 1/15/31	1,677,000	1,586
Tampa Electric Co. 2.400%, 3/15/31	1,617,000	1,652
3.450%, 3/15/51	1,294,000	1,418
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25 144A	756,000	817
Virginia Electric & Power Co. 2.450%, 12/15/50	1,568,000	1,445
WEC Energy Group, Inc. 0.800%, 3/15/24	2,713,000	2,719
1.375%, 10/15/27	1,557,000	1,521
Wisconsin Electric Power Co. 1.700%, 6/15/28	1,069,000	1,072

Total		90,733

Total Corporate Bonds
(Cost: $935,292)		952,786

Governments (37.3%)

Governments (37.3%)
Colombia Government International Bond 3.250%, 4/22/32	841,000	824
3.875%, 2/15/61	2,657,000	2,377
Japan Bank for International Cooperation 1.750%, 10/17/24	2,974,000	3,074
Republic of Chile 2.450%, 1/31/31	733,000	746
3.100%, 5/7/41	1,879,000	1,881
Republic of Italy Government International Bond 3.875%, 5/6/51	1,922,000	2,065
Republic of Paraguay 2.739%, 1/29/33 144A	1,412,000	1,373
5.400%, 3/30/50 144A	2,650,000	3,089
Republic of Peru 2.392%, 1/23/26	2,242,000	2,314
2.783%, 1/23/31	4,694,000	4,782
3.300%, 3/11/41	2,987,000	3,014
United Mexican States 3.750%, 4/19/71	3,792,000	3,467
3.771%, 5/24/61	601,000	559
4.280%, 8/14/41	4,223,000	4,433
4.350%, 1/15/47	771,000	804
4.500%, 4/22/29	5,086,000	5,747
4.750%, 3/8/44	1,096,000	1,210
US Treasury 0.125%, 5/31/22	10,084,000	10,087
0.125%, 9/30/22	16,289,000	16,286
0.125%, 10/31/22	36,571,000	36,555
0.125%, 12/31/22	42,449,000	42,413
0.125%, 1/31/23	42,606,000	42,564
0.125%, 3/31/23	47,589,000	47,517

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Governments (37.3%)	Shares/ Par+	Value $ (000’s)

Governments continued
0.125%, 6/30/23	23,614,000	23,558
0.125%, 9/15/23	7,029,000	7,003
0.125%, 1/15/24	42,168,000	41,913
0.250%, 6/15/23	10,120,000	10,121
0.250%, 5/15/24 b	74,601,000	74,193
0.250%, 6/15/24	21,585,000	21,453
0.250%, 9/30/25	18,471,000	18,082
0.250%, 10/31/25	34,529,000	33,759
0.375%, 4/15/24	4,080,000	4,075
0.375%, 11/30/25	41,731,000	40,980
0.375%, 12/31/25	52,938,000	51,935
0.500%, 2/28/26	44,380,000	43,707
0.500%, 8/31/27	25,638,000	24,723
0.500%, 10/31/27	10,712,000	10,538
0.750%, 5/31/26	50,687,000	50,398
0.750%, 1/31/28	24,411,000	23,765
0.875%, 6/30/26 b	109,943,000	109,891
1.125%, 2/15/31	7,498,000	7,279
1.125%, 5/15/40	54,471,000	47,024
1.125%, 8/15/40	47,044,000	40,473
1.250%, 6/30/28	6,959,000	6,970
1.375%, 11/15/40 b	59,347,000	53,310
1.375%, 8/15/50	16,828,000	14,186
1.500%, 11/30/24	20,490,000	21,142
1.625%, 5/15/31	40,225,000	40,841
1.625%, 11/15/50	15,650,000	14,056
1.750%, 11/30/21	2,820,000	2,840
1.750%, 2/28/22	1,821,000	1,841
1.875%, 2/15/41	39,434,000	38,602
1.875%, 2/15/51	21,425,000	20,448
1.875%, 2/28/22	35,716,000	36,146
2.000%, 2/15/22	27,034,000	27,361
2.125%, 8/15/21	5,678,000	5,693
2.250%, 5/15/41	27,350,000	28,457
2.375%, 5/15/51	12,946,000	13,822
2.500%, 2/15/45	7,522,000	8,138
2.875%, 10/31/23	20,602,000	21,825

Total		1,277,729

Total Governments
(Cost: $1,288,404)		1,277,729

Municipal Bonds (0.3%)

Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,771
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	3,220
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,517
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	4,080
The University of Texas System 2.439%, 8/15/49 RB	925,000	889

Total Municipal Bonds
(Cost: $10,537)		12,477

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities (8.0%)
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A 0.600%, 12/18/23	2,482,141	2,485
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A 3.070%, 9/20/23 144A	1,041,000	1,069
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,229,000	2,332
BA Credit Card Trust, Series 2021-A1, Class A1 0.440%, 9/15/26	3,581,000	3,571
College Avenue Student Loans LLC, Series 2017-A, Class A1 1.742%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,149,018	1,171
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	968,960	1,020
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,794,185	1,852
College Avenue Student Loans LLC, Series 2021-A, Class A2 1.600%, 7/25/51 144A	2,573,203	2,566
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.190%, 7/15/31 144A	1,949,000	2,103
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A 3.520%, 7/15/30 144A	4,691,000	5,039
Ford Credit Auto Owner Trust, Series 2021-1, Class A 1.370%, 10/17/33 144A	5,502,000	5,540
Hertz Vehicle Financing II LP, Series 2021-1A, Class A 1.210%, 12/26/25 144A	1,797,000	1,796
Hertz Vehicle Financing II LP, Series 2021-2A, Class A 1.680%, 12/27/27 144A	5,286,000	5,279
Navient Private Education Loan Trust, Series 2014-AA, Class A3 1.673%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,565
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	407,886	415
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	3,042,126	3,202
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	3,986,322	4,086
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	2,943,212	3,008
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	5,070,095	5,280

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	4,048,000	4,180
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	2,305,130	2,339
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	1,563,568	1,579
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	5,617,775	5,641
Navient Private Education Refi Loan Trust, Series 2021-A, Class A 0.840%, 5/15/69 144A	1,151,774	1,150
Navient Student Loan Trust, Series 2016-AA, Class A2B 2.223%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	922,553	949
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	4,046,857	4,228
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	3,920,071	3,996
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	1,982,603	2,023
Navient Student Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	412,231	419
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	2,463,629	2,480
Navient Student Loan Trust, Series 2020-IA, Class A1A 1.330%, 4/15/69 144A	8,776,428	8,758
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	5,798,168	5,795
Navient Student Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	11,457,000	11,481
Nelnet Student Loan Trust, Series 2004-3, Class A5 0.356%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	597,788	589
Nelnet Student Loan Trust, Series 2004-4, Class A5 0.336%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	3,089,733	3,055
Nelnet Student Loan Trust, Series 2005-1, Class A5 0.286%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	9,078,186	8,942
Nelnet Student Loan Trust, Series 2005-2, Class A5 0.235%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	8,774,002	8,634

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2005-3, Class A5 0.255%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	6,776,553	6,672
Nelnet Student Loan Trust, Series 2005-4, Class A4 0.315%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,145,553	1,110
Nissan Auto Owner Trust Receivables, Series 2021-A, Class A3 0.330%, 10/15/25	2,882,000	2,879
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A 0.620%, 5/15/23	484,908	485
Santander Drive Auto Receivables Trust, Series 2020-3, Class A3 0.520%, 7/15/24	1,929,000	1,931
Santander Drive Auto Receivables Trust, Series 2020-4, Class A3 0.480%, 7/15/24	1,741,000	1,744
Santander Retail Auto Lease Trust, Series 2020-1, Class A3 2.030%, 2/15/24	1,209,259	1,215
Santander Retail Auto Lease Trust, Series 2021-B, Class A3 0.510%, 8/20/24 144A	1,646,000	1,642
Santander Revolving Auto Loan Trust, Series 2019-A, Class A 2.510%, 1/26/32 144A	1,838,000	1,937
SLM Student Loan Trust, Series 2003-1, Class A5C 0.869%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,300,099	1,267
SLM Student Loan Trust, Series 2003-10A, Class A4 0.789%, (ICE LIBOR USD 3 Month plus 0.670%), 12/17/68 144A	5,473,000	5,485
SLM Student Loan Trust, Series 2007-2, Class A4 0.236%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	8,709,298	8,481
SLM Student Loan Trust, Series 2012-1, Class A3 1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	5,530,389	5,468
SLM Student Loan Trust, Series 2012-2, Class A 0.792%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	4,796,298	4,713
SLM Student Loan Trust, Series 2012-6, Class A3 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,104,136	2,083
SMB Private Education Loan Trust, Series 2016-A, Class A2A 2.700%, 5/15/31 144A	2,628,820	2,695
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	1,328,052	1,361

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-B, Class A2B 1.523%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	1,246,854	1,264
SMB Private Education Loan Trust, Series 2016-C, Class A2B 1.201%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,366,538	1,379
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	1,642,806	1,730
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	6,815,407	7,145
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	5,291,816	5,309
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A 1.600%, 9/15/54 144A	5,477,000	5,530
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	13,284,570	13,085
SMB Private Education Loan Trust, Series 2021-BA, Class 144A 1.310%, 7/17/51 144A	5,645,000	5,623
SMB Private Education Loan Trust, Series 2021-C, Class A1 0.490%, (ICE LIBOR USD 1 Month plus 0.400%), 1/15/53 144A	2,755,000	2,755
SMB Private Education Loan Trust, Series 2021-C, Class A2 0.800%, (ICE LIBOR USD 1 Month plus 0.800%), 1/15/53 144A	4,242,000	4,242
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	14,591,000	14,700
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 2.760%, 12/26/36 144A	557,695	564
SoFi Professional Loan Program LLC, Series 2016-D, Class A1 1.042%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	109,256	110
SoFi Professional Loan Program LLC, Series 2016-E, Class A1 0.942%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	147,842	148
SoFi Professional Loan Program LLC, Series 2017-A, Class A1 0.792%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	187,357	188
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	144,747	148
SoFi Professional Loan Program LLC, Series 2017-E, Class A1 0.592%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	87,170	87

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	2,506,415	2,550
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B 2.950%, 2/25/42 144A	1,015,343	1,035
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX 3.340%, 8/26/47 144A	2,986,631	3,062
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX 2.540%, 5/15/46 144A	4,500,000	4,649
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	3,320,423	3,369
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX 1.030%, 8/17/43 144A	1,946,000	1,945
Tesla Auto Lease Trust, Series 2021-A, Class A3 0.560%, 3/20/25 144A	1,251,000	1,254
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A 1.070%, 2/27/34 144A	6,001,000	6,004
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,308,878	1,316
Verizon Owner Trust, Series 2021-1, Class A 0.500%, 5/20/27	5,328,000	5,316

Total		275,292

Mortgage Securities (32.0%)
Angel Oak Mortgage Trust I LLC, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	2,185,587	2,223
Angel Oak Mortgage Trust I LLC, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	851,073	854
Angel Oak Mortgage Trust LLC, Series 2019- 2, Class A1 3.628%, (AFC), 3/25/49 144A	551,594	558
BBCMS Trust, Series 2021-C10, Class A5 2.492%, 7/15/54	2,617,000	2,716
Benchmark Mortgage Trust, Series 2021-B26, Class A5 2.613%, 6/15/54	1,561,000	1,638
Benchmark Mortgage Trust, Series 2021-B27, Class A5 2.390%, 7/15/54	953,000	981
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A ∑	1,756,985	1,783
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A ∑	1,884,330	1,919
CD Mortgage Trust, Series 2019-CD8, Class A4 2.912%, 8/15/57	1,349,000	1,439

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,013,000	1,086
Citigroup Mortgage Loan Trust, Series 2005- 1, Class 3A1 6.500%, 4/25/35	116,455	123
COLT Funding LLC, Series 2019-4, Class A1 2.579%, (AFC), 11/25/49 144A	1,173,002	1,177
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A4 4.210%, (AFC), 8/10/46	52,000	56
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A4 4.258%, 8/10/50	6,049,000	6,489
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4 3.101%, 3/10/46	4,482,000	4,599
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A4 3.420%, 8/10/47	2,348,000	2,473
Commercial Mortgage Trust, Series 2015- LC21, Class A4 3.708%, 7/10/48	980,000	1,070
Commercial Mortgage Trust, Series 2015- LC23, Class A3 3.521%, 10/10/48	1,230,000	1,315
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4 3.504%, 6/15/57	1,424,000	1,537
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	1,085,000	1,195
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4 2.763%, 9/15/52	1,424,000	1,495
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3 2.805%, 3/17/54	3,146,000	3,327
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A3 3.329%, 6/15/52	2,966,000	3,240
Federal Home Loan Mortgage Corp. 2.000%, 12/1/50	3,314,683	3,357
2.500%, 1/1/36	9,676,825	10,217
2.827%, (ICE LIBOR USD 12 Month plus 1.641%), 5/1/49	1,986,722	2,068
3.500%, 4/1/49	1,975,926	2,148
4.000%, 1/1/35	71,239	78
4.000%, 1/1/36	133,663	146
4.000%, 10/1/36	803,715	876
4.000%, 3/1/37	396,298	433
4.000%, 8/1/38	3,652,385	3,912
4.000%, 11/1/48	4,678,530	5,118
4.000%, 7/1/49	6,238,517	6,951
4.500%, 6/1/39	99,976	112
4.500%, 7/1/39	129,634	148
4.500%, 11/1/48	2,527,789	2,792
4.500%, 8/1/49	10,260,534	11,300
5.000%, 5/1/48	3,291,015	3,707
5.000%, 3/1/49	6,501,826	7,225

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	4,539,495	4,740
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	4,016,574	4,162
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	1,475,859	1,576
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	246,531	283
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	1,375,754	1,421
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	2,361,789	2,421
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	486,392	498
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	637,116	680
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	3,063,536	3,273
Federal Home Loan Mortgage Corp., Series 4897, Class F 0.423%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	438,139	436
Federal National Mortgage Association 2.000%, 5/1/31	3,254,963	3,379
2.000%, 7/1/36	6,805,000	7,025
2.000%, 4/1/51	19,677,509	19,922
2.500%, 12/1/35	9,016,316	9,567
2.500%, 2/1/36	6,541,482	6,933
2.500%, 3/1/36	13,493,938	14,308
2.500%, 4/1/36	1,999,595	2,122
2.500%, 5/1/36	24,273,162	25,743
2.500%, 9/1/50	18,314,961	19,043
2.500%, 10/1/50	17,768,719	18,431
2.695%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	4,677,114	4,881
2.760%, (ICE LIBOR USD 12 Month plus 1.580%), 6/1/45	1,444,701	1,504
3.000%, 1/1/43	3,377,689	3,607
3.000%, 12/1/54	15,597,271	16,581
3.000%, 7/1/60	34,432,387	36,694
3.500%, 6/1/49	529,490	562
4.000%, 9/1/33	1,396,066	1,492
4.000%, 12/1/36	140,349	153
4.000%, 10/1/37	849,097	924
4.000%, 9/1/45	781,103	871
4.000%, 1/1/46	3,442,999	3,837
4.000%, 2/1/47	2,130,886	2,346
4.000%, 4/1/47	927,022	1,018
4.000%, 10/1/47	637,007	707
4.000%, 7/1/48	11,198,925	12,250
4.000%, 9/1/48	2,395,346	2,609
4.000%, 10/1/48	2,010,642	2,197

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
4.000%, 11/1/48	2,129,750	2,326
4.000%, 12/1/48	1,830,379	2,033
4.000%, 2/1/49	3,180,565	3,500
4.000%, 5/1/49	1,848,611	2,054
4.000%, 12/1/49	1,913,652	2,105
4.000%, 8/1/59	6,284,196	7,003
4.500%, 5/1/34	51,823	57
4.500%, 6/1/41	113,764	128
4.500%, 3/1/43	1,454,955	1,639
4.500%, 10/1/45	2,314,901	2,608
4.500%, 2/1/46	70,127	78
4.500%, 7/1/48	2,766,646	3,096
4.500%, 8/1/48	4,109,774	4,527
4.500%, 10/1/48	9,462,085	10,429
4.500%, 11/1/48	1,279,301	1,440
4.500%, 1/1/49	6,787,440	7,540
4.500%, 2/1/49	3,673,119	4,079
4.500%, 6/1/49	2,913,849	3,225
4.500%, 7/1/49	7,532,832	8,350
4.500%, 8/1/49	2,737,557	3,040
4.500%, 3/1/50	3,366,940	3,747
4.500%, 4/1/50	1,958,227	2,205
4.500%, 1/1/59	5,586,388	6,294
5.000%, 7/1/44	172,004	192
5.000%, 10/1/48	622,449	695
5.000%, 12/1/48	2,155,256	2,383
5.000%, 6/1/49	14,515,354	16,185
5.000%, 8/1/49	30,948,374	34,749
5.000%, 11/1/49	3,011,921	3,315
5.500%, 12/1/48	2,266,376	2,580
5.500%, 6/1/49	6,254,131	7,172
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42 PO	3,844,940	4,167
Federal National Mortgage Association TBA 2.000%, 7/19/36 b	76,000,000	78,388
2.000%, 7/14/51	6,600,000	6,664
2.000%, 8/12/51	27,900,000	28,116
2.500%, 7/14/51 b	76,900,000	79,537
2.500%, 8/12/51	33,400,000	34,480
2.500%, 9/14/51	51,200,000	52,742
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	1,615,516	1,631
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	4,989,075	5,060
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	518,318	524
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,827,069	1,883
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	1,124,789	1,192
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	6,080,225	6,276

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	6,159,855	6,409
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	11,893,920	12,036
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,919,292	2,015
Federal National Mortgage Association, Series 2017-42, Class H 3.000%, 11/25/43	1,272,488	1,313
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,064,000	1,155
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	3,612,455	3,854
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	769,120	820
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	2,072,033	2,163
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	4,176,023	4,425
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	1,541,659	1,609
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	2,623,958	2,678
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	8,661,829	8,801
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	9,741,879	9,808
Freddie Mac, Series 5091, Class AB 1.500%, 3/25/51	6,468,790	6,478
Freddie Mac, Series 5092, Class DT 1.500%, 11/25/49	6,934,444	6,978
Freddie Mac, Series 5119, Class AB 1.500%, 8/25/49	3,097,791	3,124
GCAT LLC, Series 2019-NQM1, Class A1 2.985%, (AFC), 2/25/59 144A S	603,085	605
Government National Mortgage Association 2.500%, 6/20/51 b	57,030,000	59,157
3.500%, 1/20/48	2,121,475	2,284
4.000%, 6/20/47	16,625,320	17,809
4.000%, 3/20/48	563,678	607
4.000%, 4/20/48	2,088,717	2,240
4.000%, 5/20/49	961,508	1,036
4.000%, 6/20/49	2,696,605	2,907
4.000%, 7/20/49	2,491,625	2,686
4.500%, 8/15/47	421,039	471
4.500%, 6/20/48	3,279,125	3,523
4.500%, 2/20/49	3,035,570	3,376
4.500%, 3/20/49	317,150	344
4.500%, 4/20/49	448,401	488

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
4.500%, 5/20/49	1,176,879	1,281
5.000%, 12/20/39	76,278	85
5.000%, 11/20/45	189,174	210
5.000%, 3/20/48	5,132,632	5,606
5.000%, 5/20/48	2,488,253	2,684
5.000%, 6/20/48	7,684,175	8,291
5.000%, 7/20/48	1,680,008	1,819
5.000%, 8/20/48	2,613,270	2,823
5.000%, 12/20/48	1,771,708	1,909
5.000%, 1/20/49	3,058,709	3,334
5.000%, 2/20/49	304,301	336
5.000%, 3/20/49	784,517	865
Government National Mortgage Association TBA 2.500%, 7/21/51	10,300,000	10,659
Government National Mortgage Association, Series 2012-141, Class WA 4.529%, 11/16/41	599,219	668
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	2,181,222	2,260
Government National Mortgage Association, Series 2018-11, Class PC 2.750%, 12/20/47	3,043,798	3,131
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	1,568,908	1,682
Government National Mortgage Association, Series 2019-32, Class NA 3.500%, 9/20/49	2,624,310	2,788
Government National Mortgage Association, Series 2021-23, Class MG 1.500%, 2/20/51	6,483,826	6,567
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,335
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	2,669,000	2,614
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1 5.314%, 1/25/51 144A	3,242,758	3,456
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	954,968	1,017
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	5,537,242	5,733
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	70,997	72
Mello Warehouse Securitization Trust, Series 2020-2, Class A 0.892%, (ICE LIBOR USD 1 Month plus 0.800%), 11/25/53 144A	3,220,000	3,224
Mello Warehouse Securitization Trust, Series 2021-1, Class A 0.806%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/55 144A	941,000	941

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Mello Warehouse Securitization Trust, Series 2021-2, Class A 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 4/25/55 144A	2,577,000	2,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4 3.176%, 8/15/45	692,000	704
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	434,000	464
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,911,000	1,885
Morgan Stanley Capital I Trust, Series 2021- L6, Class A4 2.444%, 7/15/31	1,586,000	1,634
MSG III Securitization Trust, Series 2021-1, Class A 0.841%, (ICE LIBOR USD 1 Month plus 0.750%), 6/25/54 144A Æ	1,625,000	1,625
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	1,183,806	1,195
NewRez Warehouse Securitization Trust, Series 2021-1, Class A 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	6,710,000	6,720
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	1,801,706	1,801
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	2,499,095	2,527
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	2,197,515	2,217
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	2,050,313	2,056
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A S	2,446,518	2,477
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A S	3,237,370	3,291
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	1,402,872	1,426
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	980,509	999
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	776,231	786
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	2,935,277	2,960

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

Structured Products (40.0%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2020-5, Class A1 1.218%, (AFC), 5/25/65 144A S	703,538	705
Verus Securitization Trust, Series 2021-2, Class A1
0.815%, (AFC), 1/25/66 144A	2,385,416	2,383
1.031%, (AFC), 2/25/66 144A	4,147,446	4,149
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	2,813,000	2,813
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	2,878,197	2,876
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	2,752,311	2,749
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	1,952,232	1,956

Total		1,095,077

Total Structured Products
(Cost: $1,358,755)		1,370,369

Short-Term Investments (3.3%)

Money Market Funds (3.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	106,296,678	106,297

Total		106,297

Structured Products (0.1%)
SLM Student Loan Trust, Series 2007-3, Class A4 0.236%, (ICE LIBOR USD 3 Month plus 0.060%), 1/25/22	2,600,926	2,533

Total		2,533

Utilities (0.1%)
Dominion Resources, Inc. 2.000%, 8/15/21	1,513,000	1,514

Short-Term Investments (3.3%)	Shares/ Par+	Value $ (000’s)

Utilities continued
Duke Energy Corp. 1.800%, 9/1/21	2,264,000	2,266

Total		3,780

Total Short-Term Investments
(Cost: $112,612)		112,610

Total Investments (108.7%)
(Cost: $3,705,600)@		3,725,971

Other Assets, Less
Liabilities (-8.7%)		(298,286)

Net Assets (100.0%)		3,427,685

+	All par is stated in U.S. Dollar unless otherwise noted.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $476,759 representing 13.9% of the net assets.

b

Cash or securities with an aggregate value of $454,476 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Æ	Security valued using significant unobservable inputs.

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,705,600 and the net unrealized appreciation of investments based on that cost was $20,371 which is comprised of $43,736 aggregate gross unrealized appreciation and $23,365 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$12,477	$-
Corporate Bonds	-	952,786	-
Governments	-	1,277,729	-
Structured Products
Mortgage Securities	-	1,093,452	1,625
All Others	-	275,292	-
Short-Term Investments
Money Market Funds	106,297	-	-
All Others	-	6,313	-
Total Assets:	$106,297	$3,618,049	$1,625

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Total Investments
Governments	88.5%
Structured Products	9.8%
Short-Term Investments	0.9%
Corporate Bonds	0.8%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee provides for the timely repayment of the principal and interest as applicable under the terms of the instrument, if it is held to maturity, and does not apply to derivative securities held by the Portfolio. A guarantee by the U.S. Government or its agencies does not eliminate market risk.

The Portfolio may also use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Corporate Bonds (0.9%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical (0.2%)
United Airlines Pass Through Trust, Series 2016-2, Class A 3.100%, 4/7/30	162,997	165
United Airlines Pass Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	162,997	166

Total		331

Consumer, Non-cyclical (0.2%)
Automatic Data Processing, Inc. 1.700%, 5/15/28	300,000	302

Total		302

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	431,000	475

Total		475

Utilities (0.2%)
Duke Energy Florida LLC 2.500%, 12/1/29	200,000	210

Total		210

Total Corporate Bonds
(Cost: $1,256)		1,318

Governments (107.0%)

Governments (107.0%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	129
Resolution Funding Corp. Stripped 0.000%, 4/15/30 PO	4,800,000	4,152
0.000%, 4/15/28 IO	400,000	365
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	431
US Treasury 0.125%, 1/15/24	5,100,000	5,069
1.125%, 2/15/31	3,200,000	3,106
1.125%, 5/15/40	6,790,000	5,862
1.125%, 8/15/40 b	65,580,000	56,419
1.125%, 2/29/28	190,000	189
1.375%, 11/15/40	11,700,000	10,510
1.375%, 8/15/50	3,300,000	2,782
1.375%, 8/31/26	100,000	102
1.625%, 11/15/50	1,700,000	1,527
1.875%, 2/15/41	1,900,000	1,860
2.000%, 2/15/50	44,180,000	43,403
2.000%, 10/31/21 b	83,000	84
2.000%, 6/30/24 b	700,000	732
2.125%, 3/31/24 b	1,000,000	1,047
2.125%, 5/15/25	410,000	433
2.375%, 5/15/51	2,300,000	2,456
2.500%, 2/15/46	940,000	1,018
2.875%, 5/15/49	1,350,000	1,581
3.000%, 11/15/45	370,000	437

Governments (107.0%)	Shares/ Par+	Value $ (000’s)

Governments continued
3.000%, 2/15/48	330,000	393
3.000%, 8/15/48	700,000	836
3.125%, 5/15/48	2,430,000	2,964
3.500%, 2/15/39	50,000	63
4.375%, 2/15/38	2,240,000	3,083
4.500%, 5/15/38	1,440,000	2,011
US Treasury Stripped 0.000%, 8/15/34 IO	850,000	667
0.000%, 11/15/43 PO	700,000	438

Total		154,149

Total Governments
(Cost: $164,886)		154,149

Structured Products (11.9%)

Asset Backed Securities (0.4%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A 0.842%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	63,342	64
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 1.126%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	32,352	32
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A 3.430%, 12/16/24 144A	163,545	164
SLM Student Loan Trust, Series 2003-7A, Class A5A 1.319%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	92,771	93
Towd Point Mortgage Trust, Series 2019-4, Class A1 2.900%, (AFC), 10/25/59 144A	138,556	143
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 3.000%, (AFC), 11/25/59 144A	117,905	119

Total		615

Mortgage Securities (11.5%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	321
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.871%, (CSTR), 11/10/31 144A	600,000	621
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (AFC), 4/10/33 144A	200,000	219
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	742
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 2.148%, (CSTR), 7/25/33	380	–	p

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Structured Products (11.9%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	885
Extended Stay America Trust, Series 2021- ESH, Class A 1.155%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	400,000	401
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	168,449	192
Federal Home Loan Mortgage Corp., Series 3759, Class FB 0.573%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	30,643	31
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,319
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,618,753	2,866
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	783,016	913
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	736,327	753
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1 1.516%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	6,283	6
Federal National Mortgage Association 3.600%, 2/1/40	591,913	684
5.000%, 6/1/35	32,773	37
5.000%, 2/1/36	50,974	58
5.500%, 5/1/49	41,505	46
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	125,759	135
Federal National Mortgage Association, Series 2012-101, Class FC 0.592%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	42,284	42
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	951
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.322%, (CSTR), 10/25/52 144A	571,412	657
Government National Mortgage Association, Series 2010-26, Class OW 0.010%, 2/20/40 PO	407,839	385
Government National Mortgage Association, Series 2010-75, Class OA 0.010%, 9/20/35 PO	280,930	258
GS Mortgage Securities Trust, Series 2015- 590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	314
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	300,000	328

Structured Products (11.9%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Hilton USA Trust, Series 2016-HHV, Class C 4.333%, (CSTR), 11/5/38 144A	400,000	435
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 2.309%, (CSTR, AFC), 5/25/33	925	1
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	756
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	156,971	162
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1 0.753%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	2,918	3
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	882
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	109

Total		16,512

Total Structured Products
(Cost: $16,139)		17,127

Short-Term Investments (1.1%)

Governments (0.0%)
US Treasury 0.000%, 9/7/21	1,000	1

Total		1

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	1,632,871	1,633

Total		1,633

Total Short-Term Investments
(Cost: $1,634)		1,634

Total Investments (120.9%)
(Cost: $183,915)@		174,228

Other Assets, Less
Liabilities (-20.9%)		(30,106)

Net Assets (100.0%)		144,122

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Uniform Mortgage Backed Security TBA	2.000%	7/14/51	$(5,300)	$(5,349)	$(5,351)

			$(5,300)	$(5,349)	$(5,351)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	2,500	25	9/21	$3,086	$18	$(2)
Ten-Year US Treasury Note Future	Long	USD	800	8	9/21	1,060	6	2
Ultra Long Term US Treasury Bond Future	Long	USD	4,400	44	9/21	8,478	387	50
Ultra Ten-Year US Treasury Note Future	Short	USD	3,100	31	9/21	4,563	(80)	(15)
US Treasury Long Bond Future	Short	USD	8,300	83	9/21	13,342	(422)	(54)

							$(91)	$(19)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month USD-LIBOR	0.400%	3/26	6,300	USD	$19	$133	$152	$(2)
3-Month USD-LIBOR	0.750%	3/31	1,100	USD	10	58	68	(2)
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	135	362	497	(24)
3-Month USD-LIBOR	1.150%	3/51	5,100	USD	117	638	755	(25)

					$281	$1,191	$1,472	$(53)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month USD-LIBOR	1.000%	12/25	9,700	USD	$199	$(146)	$53	$3
3-Month USD-LIBOR	1.000%	12/30	100	USD	(1)	(3)	(4)	-	p
3-Month USD-LIBOR	1.250%	12/50	2,100	USD	(183)	(90)	(273)	10
3-Month USD-LIBOR	1.000%	3/51	4,520	USD	(500)	(333)	(833)	21

					$(485)	$(572)	$(1,057)	$34

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$34	$52	$86	$(53)	$(71)	$(124)	$-

+	All par is stated in U.S. Dollar unless otherwise noted.

b

Cash or securities with an aggregate value of $58,282 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $7,415 representing 5.2% of the net assets.

p	Amount is less than one thousand.

#	7-Day yield as of 6/30/2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $165,395 and the net unrealized appreciation of investments based on that cost was $3,805 which is comprised of $17,856 aggregate gross unrealized appreciation and $14,051 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$1,318	$-
Governments	-	154,149	-
Structured Products	-	17,127	-
Short-Term Investments
Money Market Funds	1,633	-	-
All Others	-	1	-
Other Financial Instruments^
Futures	411	-	-
Interest Rate Swaps	-	1,525	-
Total Assets:	$2,044	$174,120	$-
Liabilities:
Other Financial Instruments^
Futures	(502)	-	-
Interest Rate Swaps	-	(1,110)	-
Securities Sold Short	-	(5,351)	-
Total Liabilities:	$(502)	$(6,461)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Governments	62.5%
Structured Products	19.7%
Corporate Bonds	7.5%
Short-Term Investments & Other Net Assets	6.5%
Investment Companies	3.8%
Municipal Bonds	0.0%

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Corporate Bonds (7.5%)	Shares/ Par+	Value $ (000’s)

Communications (1.4%)
Amazon.com, Inc. 2.100%, 5/12/31	600,000	610
2.875%, 5/12/41	515,000	531
AT&T, Inc. 2.550%, 12/1/33 144A	565,000	560
3.550%, 9/15/55 144A	1,064,000	1,067
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 6/1/41	585,000	589
6.484%, 10/23/45	530,000	730
Comcast Corp. 3.750%, 4/1/40	100,000	113
Cox Communications, Inc. 2.600%, 6/15/31 144A	307,000	312
Verizon Communications, Inc. 1.750%, 1/20/31	745,000	714
2.650%, 11/20/40	822,000	791
4.329%, 9/21/28	326,000	379
ViacomCBS, Inc. 4.375%, 3/15/43	350,000	405

Total		6,801

Consumer, Cyclical (0.2%)
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	324
General Motors Co. 5.150%, 4/1/38	650,000	793

Total		1,117

Consumer, Non-cyclical (0.7%)
AbbVie, Inc. 4.450%, 5/14/46	350,000	423
4.550%, 3/15/35	270,000	328
Block Financial LLC 2.500%, 7/15/28	387,000	389
Cigna Corp. 4.900%, 12/15/48	200,000	258
CVS Health Corp. 4.780%, 3/25/38	180,000	221
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	322
Gilead Sciences, Inc. 3.650%, 3/1/26	200,000	220
The Kroger Co. 3.875%, 10/15/46	400,000	441
Mondelez International, Inc. 2.750%, 4/13/30	153,000	161
Viatris, Inc. 2.700%, 6/22/30 144A	130,000	131
4.000%, 6/22/50 144A	140,000	148

Total		3,042

Corporate Bonds (7.5%)	Shares/ Par+	Value $ (000’s)

Energy (0.4%)
Chevron Corp. 1.995%, 5/11/27	260,000	268
Enterprise Products Operating LLC 4.850%, 3/15/44	100,000	122
MPLX LP 4.500%, 4/15/38	107,000	123
Petroleos Mexicanos 3.500%, 1/30/23	130,000	133
4.875%, 1/18/24	400,000	420
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	571
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30	260,000	281

Total		1,918

Financial (3.7%)
American Homes 4 Rent, LP 2.375%, 7/15/31	120,000	118
Ares Capital Corp. 2.875%, 6/15/28	426,000	432
Banco Santander SA 2.958%, 3/25/31	800,000	824
Bank of America Corp. 2.087%, (US SOFR plus 1.060%), 6/14/29	715,000	721
2.676%, (US SOFR plus 1.930%), 6/19/41	980,000	951
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	485,000	528
4.183%, 11/25/27	585,000	655
Barclays PLC 5.200%, 5/12/26	750,000	857
Blue Owl Finance LLC 3.125%, 6/10/31 144A	400,000	397
BNP Paribas 4.375%, 9/28/25 144A	980,000	1,084
Brighthouse Financial Global Funding 2.000%, 6/28/28 144A	702,000	702
Citigroup, Inc. 1.462%, (US SOFR plus 0.770%), 6/9/27	700,000	697
3.520%, (ICE LIBOR USD 3 Month plus 1.151%), 10/27/28	664,000	727
Crown Castle International Corp. 3.800%, 2/15/28	737,000	819
Global Atlantic Finance Co. 3.125%, 6/15/31 144A	265,000	267
The Goldman Sachs Group, Inc. 3.210%, (US SOFR plus 1.513%), 4/22/42	320,000	335
HSBC Holdings PLC 1.589%, (US SOFR plus 1.290%), 5/24/27	540,000	541
2.804%, (US SOFR plus 1.187%), 5/24/32	280,000	287
Huntington Bancshares, Inc. 4.350%, 2/4/23	355,000	375
JPMorgan Chase & Co. 1.578%, (US SOFR plus 0.885%), 4/22/27	330,000	332
2.182%, (US SOFR plus 1.890%), 6/1/28	530,000	543
3.157%, (US SOFR plus 1.460%), 4/22/42	720,000	749

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Corporate Bonds (7.5%)	Shares/ Par+	Value $ (000’s)

Financial continued
Lexington Realty Trust 2.700%, 9/15/30	445,000	452
Macquarie Group, Ltd. 1.629%, (US SOFR plus 0.910%), 9/23/27 144A	192,000	191
Morgan Stanley 1.593%, (US SOFR plus 0.879%), 5/4/27	1,288,000	1,297
3.217%, (US SOFR plus 1.485%), 4/22/42	109,000	116
National Australia Bank, Ltd. 2.990%, 5/21/31 144A	590,000	599
Security Benefit Global Funding 1.250%, 5/17/24 144A	600,000	601
Societe Generale SA 2.889%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 6/9/32 144A	480,000	486
Sun Communities Operating LP 2.700%, 7/15/31	227,000	227
Truist Financial Corp. 1.887%, (US SOFR plus 0.862%), 6/7/29	220,000	221
Wells Fargo & Co. 2.188%, (US SOFR plus 2.000%), 4/30/26	14,000	15
2.393%, (US SOFR plus 2.100%), 6/2/28	455,000	472

Total		17,618

Industrial (0.2%)
DAE Funding LLC 1.550%, 8/1/24 144A	200,000	199
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	233
United Technologies Corp. 4.125%, 11/16/28	530,000	610

Total		1,042

Technology (0.5%)
Apple, Inc. 2.650%, 2/8/51	250,000	244
HP, Inc. 2.650%, 6/17/31 144A	320,000	319
Oracle Corp. 3.600%, 4/1/40	705,000	744
Salesforce.com, Inc. 1.500%, 7/15/28	466,000	465
2.700%, 7/15/41	360,000	362

Total		2,134

Utilities (0.4%)
Dominion Resources, Inc. 4.900%, 8/1/41	320,000	404
Duke Energy Florida LLC 1.750%, 6/15/30	400,000	392
Essential Utilities, Inc. 2.704%, 4/15/30	370,000	384
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	221
Sempra Energy 3.250%, 6/15/27	250,000	271

Corporate Bonds (7.5%)	Shares/ Par+	Value $ (000’s)

Utilities continued
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	222

Total		1,894

Total Corporate Bonds
(Cost: $34,319)		35,566

Investment Companies (3.8%)

Investment Companies (3.8%)
Vanguard Intermediate-Term Corporate Bond ETF	94,300	8,965
Vanguard Short-Term Corporate Bond ETF	106,100	8,775

Total		17,740

Total Investment Companies
(Cost: $17,521)		17,740

Governments (62.5%)

Governments (62.5%)
Canadian Government Real Return Bond 4.000%, 12/1/31 CAD ¥	11,666,380	13,806
4.250%, 12/1/26 CAD ¥	20,364,555	21,194
Tennessee Valley Authority 4.700%, 7/15/33	1,658,000	2,152
US Treasury 0.125%, 1/15/31 b	34,357,600	37,807
0.125%, 10/15/25	6,945,413	7,558
0.125%, 4/15/26	16,746,758	18,216
0.250%, 7/15/29	1,983,106	2,206
US Treasury Inflation Index Bond 0.125%, 1/15/30 b	23,399,910	25,685
0.125%, 7/15/30	14,578,200	16,081
0.125%, 2/15/51 b	1,025,470	1,126
0.125%, 7/15/26	5,067,836	5,549
0.250%, 2/15/50	6,563,004	7,423
0.250%, 1/15/25	4,553,888	4,929
0.375%, 7/15/25	4,390,698	4,821
0.375%, 1/15/27 b	11,494,496	12,722
0.375%, 7/15/27	4,092,825	4,564
0.500%, 1/15/28	8,117,700	9,100
0.625%, 2/15/43	7,722,246	9,219
0.625%, 1/15/26	17,584,497	19,527
0.750%, 2/15/42	7,591,395	9,242
0.750%, 2/15/45	11,167,635	13,766
0.750%, 7/15/28	1,595,400	1,830
0.875%, 2/15/47	2,820,326	3,626
1.000%, 2/15/46	1,295,786	1,693
1.000%, 2/15/48	1,245,071	1,660
1.000%, 2/15/49	2,757,487	3,711
1.375%, 2/15/44	6,506,724	8,974
1.750%, 1/15/28	3,307,068	3,996
2.000%, 1/15/26	3,295,618	3,877
2.125%, 2/15/40	2,593,983	3,865
2.125%, 2/15/41	4,614,445	6,951
2.375%, 1/15/25	1,487,189	1,728
2.375%, 1/15/27	761,237	932
2.500%, 1/15/29 b	889,110	1,145

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Governments (62.5%)	Shares/ Par+	Value $ (000’s)

Governments continued
3.625%, 4/15/28	2,476,020	3,338

Total		294,019

Total Governments
(Cost: $271,766)		294,019

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	63

Total Municipal Bonds
(Cost: $59)		63

Structured Products (19.7%)

Asset Backed Securities (10.5%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR 1.208%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,247
Blackbird Capital Aircraft 2.443%, 7/15/46 144A Æ	1,000,000	1,000
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	186,400	191
Drive Auto Receivables Trust, Series 2019-4, Class C 2.510%, 11/17/25	1,200,000	1,217
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	2,012
Dryden Senior Loan Fund, Series 2018-64A, Class A 1.160%, (ICE LIBOR USD 3 Month plus 0.970%), 4/18/31 144A	2,300,000	2,300
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,300,000	1,295
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR 1.308%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,125
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	910,448	938
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	586,111	590
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	741,938	760
Hilton Grand Vacations Trust, Series 2019- AA, Class B 2.540%, 7/25/33 144A	1,162,727	1,190
Instar Leasing III, LLC, Series 21-1A, Class A 2.300%, 2/15/54 144A	1,669,884	1,676
KKR CLO, Ltd., Series 2018-22A, Class A 1.338%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,500
KKR Financial CLO, Ltd., Series 2019-A2, Class A2 1.684%, (ICE LIBOR USD 3 Month plus 1.500%), 10/15/30 144A	2,200,000	2,200

Structured Products (19.7%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Magnetite CLO, Ltd., Series 2014-8A, Class AR2 1.164%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,751
Magnetite CLO, Ltd., Series 2021-29A, Class B 1.504%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,648
Mosaic Solar Loans LLC, Series 2021-1, Class A 1.510%, 12/20/46 144A	1,572,651	1,557
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	104,264	105
MVW Owner Trust, Series 2019-2A, Class A 2.220%, 10/20/38 144A	883,044	899
Progress Residential Trust, Series 2019- SFR1, Class A 3.422%, 8/17/35 144A	1,998,027	2,027
Progress Residential Trust, Series 2019- SFR4, Class B 2.937%, 11/17/36 144A	2,400,000	2,443
Progress Residential Trust, Series 2021- SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	985
Progress Residential Trust, Series 2021- SFR2, Class C 1.997%, 4/19/38 144A	5,050,000	5,053
Rockford Tower CLO, Ltd., Series 2017-1A, Class BR2A 1.834%, (ICE LIBOR USD 3 Month plus 1.650%), 4/20/34 144A	2,000,000	1,997
Rockford Tower CLO, Ltd., Series 2020-1A, Class B 2.051%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,351
Rockford Tower CLO, Ltd., Series 2021-2A, Class B 1.000%, (ICE LIBOR USD 3 Month plus 1.750%), 7/20/34 144A	1,325,000	1,325
Sierra Timeshare Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	438,114	453
Sierra Timeshare Receivables Funding Co. LLC, Series 2019-3, Class B 2.750%, 7/15/38 144A	1,694,947	1,741
Sierra Timeshare Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	3,270,958	3,274
Treman Park CLO, Ltd., Series 2015-1A, Class ARR 1.258%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,121,733	1,122
Tricon American Homes, Series 2020-SFR2, Class B 1.832%, 11/17/39 144A	1,400,000	1,391
Wendys Funding LLC, Series 2021-1A, Class A2II 2.775%, 6/15/51 144A	1,200,000	1,211

Total		49,574

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Structured Products (19.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities (9.2%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	122,707	124
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	301,925	305
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	198,695	201
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	185,122	188
Angel Oak Mortgage Trust LLC, Series 2019- 4, Class A 3.301%, (AFC), 7/26/49 144A	330,805	334
Angel Oak Mortgage Trust LLC, Series 2019- 6, Class A3 2.927%, (AFC), 11/25/59 144A	906,705	912
Arroyo Mortgage Trust, Series 2019-2, Class A3 3.800%, (AFC), 4/25/49 144A	1,170,207	1,187
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR), 10/25/48 144A Æ	650,000	650
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR), 10/25/48 144A Æ	500,000	500
BXMT, Ltd., Series 2020-FL2, Class B 1.524%, (ICE LIBOR USD 1 Month plus 1.400%), 2/15/38 144A	1,600,000	1,598
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	537,187	543
COLT Funding LLC, Series 2020-1, Class A3 2.897%, (AFC), 2/25/50 144A	479,747	482
Connecticut Avenue Securities, Series 2014- C04, Class 2M2 5.092%, (ICE LIBOR USD 1 Month plus 5.000%), 11/25/24 ß	153,384	157
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 2.300%, (AFC), 4/25/65 144A ∑	1,400,000	1,420
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	125,342	127
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	575,822	576
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,000,000	3,463
Federal Home Loan Mortgage Corp., Series K108, Class A2 1.517%, 3/25/30	4,000,000	4,010
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 2.692%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	535,916	541
GCAT LLC, Series 2019-NQM1, Class A3 3.395%, (AFC), 2/25/59 144A ∑	824,270	826

Structured Products (19.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Imperial Fund Mortgage Trust, Series 2021- NQM1, Class A3 1.617%, (AFC), 6/25/56 144A	611,589	611
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	257,936	261
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.910%, (AFC), 10/25/29 144A	586,069	603
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,165,420	1,191
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.498%, (AFC), 1/25/47 144A	532,390	540
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 2.891%, (AFC), 5/24/60 144A	1,383,000	1,429
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,083,073	2,118
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	3,750,000	3,856
Sequoia Mortgage Trust, Series 2021-5, Class A4 2.500%, (AFC), 7/25/51 144A	2,000,000	2,046
SG Residential Mortgage Trust, Series 2021- 1, Class A3 1.560%, (AFC), 7/25/61 144A Æ	1,215,000	1,214
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,501
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	2,071,645	2,077
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	1,232,136	1,252
Verus Securitization Trust, Series 2020-1, Class A2 2.642%, (AFC), 1/25/60 144A ∑	1,899,601	1,925
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	759,840	769
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	1,635,616	1,634
Vista Point Securitization Trust, Series 2020- 2, Class A3 2.496%, (AFC), 4/25/65 144A	976,850	986

Total		43,157

Total Structured Products
(Cost: $92,212)		92,731

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Short-Term Investments (5.9%)	Shares/ Par+	Value $ (000’s)

Money Market Funds (5.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	27,621,513	27,622

Total		27,622

Short-Term Investments (5.9%)	Shares/ Par+	Value $ (000’s)

Money Market Funds continued

Total Short-Term Investments
(Cost: $27,622)		27,622

Total Investments (99.4%)
(Cost: $443,499)@		467,741

Other Assets, Less Liabilities (0.6%)		2,914

Net Assets (100.0%)		470,655

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	30,600	306	9/21	$37,769	$(144)	$19
Ten-Year US Treasury Note Future	Short	USD	10,900	109	9/21	14,443	(50)	(26)
US Treasury Long Bond Future	Short	USD	9,600	96	9/21	15,432	(339)	(63)
US Treasury Ultra Future	Short	USD	3,100	31	9/21	5,973	(200)	(35)

							$(733)	$(105)

Total Return Swaps—Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
CPURNSA	1.777%	6/24	11,000	USD	$-	$483	$483	$5
CPURNSA	1.715%	6/24	7,400	USD	-	343	343	4
CPURNSA	1.860%	7/24	7,500	USD	-	289	289	5
CPURNSA	1.858%	8/24	12,700	USD	-	491	491	9
CPURNSA	1.616%	10/24	7,500	USD	-	402	402	4
CPURNSA	2.073%	8/27	3,500	USD	-	161	161	3
CPURNSA	2.145%	11/27	5,000	USD	(1)	178	177	5
CPURNSA	1.793%	10/29	3,700	USD	-	285	285	5
CPURNSA	1.800%	10/29	3,700	USD	-	284	284	5
CPURNSA	1.884%	11/29	2,000	USD	-	137	137	2
CPURNSA	2.333%	2/26	13,000	USD	1	361	362	10
CPURNSA	2.210%	1/24	8,000	USD	-	238	238	5
CPURNSA	2.273%	1/24	10,000	USD	-	278	278	6
CPURNSA	2.260%	2/25	8,000	USD	1	238	239	4
CPURNSA	2.243%	1/26	6,000	USD	-	197	197	6
CPURNSA	1.078%	6/25	3,000	USD	-	271	271	3
CPURNSA	1.291%	5/30	2,000	USD	-	267	267	3
CPURNSA	1.629%	6/30	2,000	USD	-	222	222	2

					$1	$5,125	$5,126	$86

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$86	$19	$105	$-	$(124)	$(124)	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	42,893	34,601	9/15/21	$818	$-	$818

						$818	$-	$818

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(328)	$(328)
CPURNSA	Bank of America NA	2.763%	3/23	700	(68)	(68)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(165)	(165)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	55	55
CPURNSA	Bank of America NA	1.790%	8/25	1,500	83	83
CPURNSA	Bank of America NA	2.240%	4/27	3,500	65	65
CPURNSA	Bank of America NA	2.218%	4/27	2,000	42	42
CPURNSA	Bank of America NA	2.235%	4/27	2,000	39	39
CPURNSA	Bank of America NA	2.235%	5/27	5,000	99	99
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(393)	(393)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(72)	(72)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(95)	(95)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(166)	(166)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(133)	(133)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(44)	(44)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(423)	(423)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(323)	(323)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	565	565
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	426	426
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	463	463
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	66	66
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	54	54
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	71	71

					$(182)	$(182)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$818	$2,028	$2,846	-	-	$(2,210)	$(2,210)

+	All par is stated in U.S. Dollar unless otherwise noted.

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $90,406 representing 19.2% of the net assets.

¥	Foreign Bond — par value is foreign denominated

b

Cash or securities with an aggregate value of $78,642 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

Æ	Security valued using significant unobservable inputs.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $443,499 and the net unrealized appreciation of investments based on that cost was $29,271 which is comprised of $32,808 aggregate gross unrealized appreciation and $3,537 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$63	$-
Corporate Bonds	-	35,566	-
Governments	-	294,019	-
Structured Products
Asset Backed Securities	-	48,574	1,000
Mortgage Securities	-	40,793	2,364
Investment Companies	17,740	-	-
Short-Term Investments	27,622	-	-
Other Financial Instruments^
Forward Currency Contracts	-	818	-
Total Return Swaps	-	7,154	-
Total Assets:	$45,362	$426,987	$3,364
Liabilities:
Other Financial Instruments^
Futures	(733)	-	-
Total Return Swaps	-	(2,209)	-
Total Liabilities:	$(733)	$(2,209)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Consumer, Non-Cyclical	17.9%
Communications	16.6%
Energy	15.6%
Consumer, Cyclical	15.5%
Industrial	11.3%
Financial	7.2%
Technology	7.2%
Basic Materials	4.2%
Utilities	2.3%
Short-Term Investments & Other Net Assets	1.6%
Health Care	0.4%
Diversified	0.2%
Materials	0.0%
Other Holdings	0.0%

Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (0.6%)	Shares/ Par+	Value $ (000’s)

Communications (0.1%)
iHeartMedia, Inc. *	22,266	599

Total		599

Energy (0.5%)
Oasis Petroleum, Inc.	16,044	1,613
Superior Energy Services, Inc. *,Æ	60,602	2,394

Total		4,007

Materials (0.0%)
Hexion Holdings Corp. *	27,876	502

Total		502

Total Common Stocks (Cost: $3,160)		5,108

Corporate Bonds (97.6%)

Basic Materials (4.2%)
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	625,000	611
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	350,000	367
Clearwater Paper Corp. 4.750%, 8/15/28 144A	150,000	150
5.375%, 2/1/25 144A	2,775,000	2,955
Cleveland-Cliffs, Inc. 4.625%, 3/1/29 144A	1,900,000	1,999
4.875%, 3/1/31 144A	2,225,000	2,336
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,500,000	1,485
Compass Minerals International, Inc. 4.875%, 7/15/24 144A	2,225,000	2,297
6.750%, 12/1/27 144A	1,425,000	1,532
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,684
Freeport-McMoRan, Inc. 4.125%, 3/1/28	350,000	365
4.375%, 8/1/28	1,950,000	2,060
4.625%, 8/1/30	1,475,000	1,615
5.000%, 9/1/27	625,000	660
5.250%, 9/1/29	725,000	800
5.400%, 11/14/34	925,000	1,117
H.B. Fuller Co. 4.250%, 10/15/28	525,000	543
Herens Holdco SARL 4.750%, 5/15/28 144A	1,550,000	1,542
Hexion, Inc. 7.875%, 7/15/27 144A	2,400,000	2,589
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	808
INEOS Quattro Finance 2 PLC 3.375%, 1/15/26 144A	225,000	228
Polar US Borrower LLC 6.750%, 5/15/26 144A	1,700,000	1,702

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Basic Materials continued
PQ Corp. 5.750%, 12/15/25 144A	1,000,000	1,026
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/1/26 144A	3,775,000	4,002
W.R. Grace & Co. 4.875%, 6/15/27 144A	875,000	928

Total		35,401

Communications (16.5%)
AMC Networks, Inc. 4.250%, 2/15/29	1,625,000	1,639
4.750%, 8/1/25	1,200,000	1,232
5.000%, 4/1/24	910,000	922
Cars.com, Inc. 6.375%, 11/1/28 144A	1,900,000	2,026
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 2/1/31 144A	250,000	255
4.500%, 8/15/30 144A	2,175,000	2,265
4.500%, 5/1/32	1,050,000	1,088
4.500%, 6/1/33 144A	1,175,000	1,202
4.750%, 3/1/30 144A	3,600,000	3,807
5.000%, 2/1/28 144A	2,000,000	2,097
5.125%, 5/1/27 144A	2,975,000	3,120
5.375%, 6/1/29 144A	1,350,000	1,476
5.500%, 5/1/26 144A	550,000	569
5.750%, 2/15/26 144A	1,444,000	1,492
CSC Holdings LLC 3.375%, 2/15/31 144A	825,000	780
4.125%, 12/1/30 144A	950,000	944
4.500%, 11/15/31 144A	1,775,000	1,786
4.625%, 12/1/30 144A	1,650,000	1,619
5.250%, 6/1/24	1,650,000	1,788
5.500%, 4/15/27 144A	2,425,000	2,546
5.750%, 1/15/30 144A	2,975,000	3,090
6.500%, 2/1/29 144A	675,000	748
7.500%, 4/1/28 144A	1,925,000	2,113
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,751,000	1,832
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26 144A	1,775,000	1,149
6.625%, 8/15/27 144A	2,150,000	1,056
DISH DBS Corp. 5.125%, 6/1/29 144A	2,700,000	2,666
5.875%, 11/15/24	1,250,000	1,342
7.375%, 7/1/28	750,000	807
7.750%, 7/1/26	1,350,000	1,529
Entercom Media Corp. 6.500%, 5/1/27 144A	2,250,000	2,340
6.750%, 3/31/29 144A	1,575,000	1,634
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,706
Gray Escrow, Inc. 7.000%, 5/15/27 144A	750,000	811

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Communications continued
Gray Television, Inc. 4.750%, 10/15/30 144A	525,000	523
5.875%, 7/15/26 144A	2,575,000	2,659
iHeartCommunications, Inc. 4.750%, 1/15/28 144A	425,000	437
5.250%, 8/15/27 144A	1,075,000	1,124
6.375%, 5/1/26	375,901	400
8.375%, 5/1/27	4,928,194	5,279
Intelsat Jackson Holdings SA 5.500%, 8/1/23 j	1,525,000	873
8.500%, 10/15/24 144A j	800,000	472
9.750%, 7/15/25 144A j	475,000	277
Lamar Media Corp. 3.625%, 1/15/31 144A	425,000	415
4.000%, 2/15/30	100,000	101
4.875%, 1/15/29	675,000	712
Match Group, Inc. 4.125%, 8/1/30 144A	2,675,000	2,722
4.625%, 6/1/28 144A	1,450,000	1,508
5.000%, 12/15/27 144A	825,000	867
Nexstar Broadcasting, Inc. 4.750%, 11/1/28 144A	2,275,000	2,338
5.625%, 7/15/27 144A	3,225,000	3,418
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.250%, 1/15/29 144A	1,150,000	1,157
4.625%, 3/15/30 144A	1,100,000	1,116
Scripps Escrow II, Inc. 3.875%, 1/15/29 144A	500,000	496
5.375%, 1/15/31 144A	1,175,000	1,171
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,925,000	1,993
SFR Group SA 7.375%, 5/1/26 144A	2,122,000	2,207
Sinclair Television Group, Inc. 5.125%, 2/15/27 144A	3,800,000	3,814
5.500%, 3/1/30 144A	500,000	510
5.875%, 3/15/26 144A	825,000	852
Sirius XM Radio, Inc. 4.000%, 7/15/28 144A	725,000	747
4.125%, 7/1/30 144A	1,775,000	1,791
4.625%, 7/15/24 144A	1,825,000	1,873
5.375%, 7/15/26 144A	1,675,000	1,729
5.500%, 7/1/29 144A	925,000	1,008
Sprint Corp. 7.625%, 2/15/25	700,000	832
TEGNA, Inc. 4.625%, 3/15/28	600,000	622
5.000%, 9/15/29	3,800,000	3,977
5.500%, 9/15/24 144A	208,000	212
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,629
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	5,025,000	5,433
T-Mobile USA, Inc. 2.250%, 2/15/26	1,950,000	1,965
2.875%, 2/15/31	650,000	645
3.375%, 4/15/29 144A	1,025,000	1,058
4.500%, 2/1/26	675,000	688

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Communications continued
Townsquare Media, Inc. 6.875%, 2/1/26 144A	525,000	562
Univision Communications, Inc. 4.500%, 5/1/29 144A	1,175,000	1,184
UPC Broadband Finco BV 4.875%, 7/15/31 144A	3,450,000	3,458
Urban One, Inc. 7.375%, 2/1/28 144A	1,900,000	2,052
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,728
Virgin Media Secured Finance PLC 5.500%, 8/15/26 144A	425,000	438
5.500%, 5/15/29 144A	475,000	511
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	1,550,000	1,581
Vmed O2 UK Financing I PLC 4.250%, 1/31/31 144A	875,000	860
4.750%, 7/15/31 144A	925,000	939
Ziggo Bond Co. BV 5.125%, 2/28/30 144A	575,000	589
6.000%, 1/15/27 144A	2,200,000	2,299
Ziggo BV 4.875%, 1/15/30 144A	200,000	205
5.500%, 1/15/27 144A	1,936,000	2,011

Total		139,543

Consumer, Cyclical (15.5%)
1011778 BC ULC / New Red Finance, Inc. 3.500%, 2/15/29 144A	525,000	518
3.875%, 1/15/28 144A	1,125,000	1,139
4.000%, 10/15/30 144A	5,775,000	5,587
4.250%, 5/15/24 144A	723,000	731
4.375%, 1/15/28 144A	1,175,000	1,191
Academy, Ltd. 6.000%, 11/15/27 144A	850,000	908
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	3,050,000	3,139
Affinity Gaming 6.875%, 12/15/27 144A	1,975,000	2,096
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.500%, 4/20/26 144A	2,200,000	2,329
5.750%, 4/20/29 144A	1,700,000	1,838
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	275,000	284
6.500%, 4/1/27	1,175,000	1,245
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	743
Aramark Services, Inc. 5.000%, 4/1/25 144A	1,025,000	1,051
5.000%, 2/1/28 144A	225,000	236
6.375%, 5/1/25 144A	2,525,000	2,683
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	3,425,000	3,508
Boyd Gaming Corp. 4.750%, 12/1/27	1,400,000	1,449
4.750%, 6/15/31 144A	575,000	597
8.625%, 6/1/25 144A	200,000	220

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	275,000	290
6.250%, 7/1/25 144A	1,600,000	1,696
8.125%, 7/1/27 144A	1,975,000	2,197
CCM Merger, Inc. 6.375%, 5/1/26 144A	275,000	289
CD&R Waterworks Merger Sub LLC 6.125%, 8/15/25 144A	3,875,000	3,952
Clarios Global LP 6.750%, 5/15/25 144A	135,000	144
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 144A	2,100,000	2,126
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	650,000	670
Dana, Inc. 5.625%, 6/15/28	175,000	189
Ford Motor Credit Co. LLC 3.375%, 11/13/25	3,250,000	3,370
3.813%, 10/12/21	1,900,000	1,914
4.000%, 11/13/30	2,225,000	2,331
4.063%, 11/1/24	1,700,000	1,808
4.125%, 8/17/27	1,350,000	1,432
4.140%, 2/15/23	800,000	829
4.271%, 1/9/27	1,675,000	1,795
4.389%, 1/8/26	1,975,000	2,133
5.113%, 5/3/29	2,950,000	3,302
5.125%, 6/16/25	1,600,000	1,762
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	2,025,000	2,005
GYP Holdings III Corp. 4.625%, 5/1/29 144A	200,000	201
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,775,000	2,731
Hawaiian Brand Intellectual Property, Ltd. / Hawaiian Miles Loyalty, Ltd. 5.750%, 1/20/26 144A	225,000	242
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	900,000	889
3.750%, 5/1/29 144A	1,150,000	1,162
4.875%, 1/15/30	500,000	534
5.750%, 5/1/28 144A	550,000	595
IHO Verwaltungs GmbH 4.750%, 9/15/26 144A	2,375,000	2,428
6.000%, 5/15/27 144A	800,000	838
6.375%, 5/15/29 144A	900,000	981
Interface, Inc. 5.500%, 12/1/28 144A	625,000	654
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	2,600,000	2,746
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	2,650,000	2,719
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	575
Levi Strauss & Co. 3.500%, 3/1/31 144A	250,000	249
MGM Resorts International 4.625%, 9/1/26	115,000	121
4.750%, 10/15/28	825,000	877
5.500%, 4/15/27	262,000	288

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
6.000%, 3/15/23	1,725,000	1,845
6.750%, 5/1/25	675,000	723
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	950,000	951
Mohegan Gaming & Entertainment 7.875%, 10/15/24 144A	550,000	576
8.000%, 2/1/26 144A	3,825,000	3,997
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/26 144A	1,200,000	1,281
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. 6.250%, 5/15/26 144A	270,000	288
8.500%, 5/15/27 144A	5,925,000	6,459
Party City Holdings, Inc. 5.750%, (ICE LIBOR USD 6 Month plus 5.000%), 7/15/25 144A	440,456	418
Penn National Gaming, Inc. 4.125%, 7/1/29 144A	575,000	574
5.625%, 1/15/27 144A	250,000	260
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/1/26 144A	200,000	203
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	3,650,000	3,786
Red Rock Resorts, Inc. 5.000%, 10/1/25 144A	1,374,000	1,395
Scientific Games International, Inc. 7.250%, 11/15/29 144A	1,250,000	1,410
8.250%, 3/15/26 144A	875,000	938
8.625%, 7/1/25 144A	375,000	411
Six Flags Entertainment Corp. 5.500%, 4/15/27 144A	2,400,000	2,475
7.000%, 7/1/25 144A	275,000	296
SRS Distribution, Inc. 6.125%, 7/1/29 144A	375,000	386
Stars Group Holdings BV 7.000%, 7/15/26 144A	3,950,000	4,088
Station Casinos LLC 4.500%, 2/15/28 144A	2,000,000	2,034
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.000%, 6/1/31 144A	1,500,000	1,536
5.875%, 3/1/27	900,000	945
Twin River Worldwide Holdings, Inc. 6.750%, 6/1/27 144A	825,000	879
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,750,000	1,873
White Cap Parent, LLC 8.250%, 3/15/26 144A Þ	1,450,000	1,500
The William Carter Co. 5.500%, 5/15/25 144A	400,000	423
5.625%, 3/15/27 144A	225,000	237
WMG Acquisition Corp. 3.875%, 7/15/30 144A	325,000	328
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28 144A	550,000	571
Yum! Brands, Inc. 4.625%, 1/31/32	1,625,000	1,706
4.750%, 1/15/30 144A	725,000	785
7.750%, 4/1/25 144A	350,000	381

Total		130,514

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical (17.7%)
Acadia Healthcare Co., Inc. 5.000%, 4/15/29 144A	225,000	235
5.500%, 7/1/28 144A	225,000	240
AdaptHealth LLC 4.625%, 8/1/29 144A	825,000	835
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	475,000	482
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC 3.250%, 3/15/26 144A	350,000	355
3.500%, 2/15/23 144A	325,000	334
3.500%, 3/15/29 144A	2,050,000	2,027
4.875%, 2/15/30 144A	450,000	480
5.750%, 3/15/25	732,000	748
5.875%, 2/15/28 144A	700,000	754
7.500%, 3/15/26 144A	625,000	686
Allied Universal Holdco LLC 6.000%, 6/1/29 144A	500,000	507
6.625%, 7/15/26 144A	1,275,000	1,352
9.750%, 7/15/27 144A	6,100,000	6,718
Avantor, Inc. 4.625%, 7/15/28 144A	2,675,000	2,824
Bausch Health Cos., Inc. 4.875%, 6/1/28 144A	350,000	358
5.000%, 1/30/28 144A	1,300,000	1,233
5.000%, 2/15/29 144A	625,000	583
5.250%, 1/30/30 144A	1,900,000	1,767
5.250%, 2/15/31 144A	625,000	583
5.750%, 8/15/27 144A	775,000	823
6.250%, 2/15/29 144A	1,775,000	1,756
7.250%, 5/30/29 144A	2,200,000	2,248
The Brink’s Co. 5.500%, 7/15/25 144A	400,000	425
Centene Corp. 3.000%, 10/15/30	375,000	385
3.375%, 2/15/30	900,000	941
4.250%, 12/15/27	2,775,000	2,924
4.625%, 12/15/29	2,425,000	2,667
5.375%, 6/1/26 144A	2,150,000	2,247
5.375%, 8/15/26 144A	800,000	836
Charles River Laboratories International, Inc. 3.750%, 3/15/29 144A	525,000	532
4.000%, 3/15/31 144A	550,000	572
CHS / Community Health Systems, Inc. 5.625%, 3/15/27 144A	750,000	801
6.000%, 1/15/29 144A	225,000	241
6.125%, 4/1/30 144A	750,000	761
6.625%, 2/15/25 144A	525,000	555
6.875%, 4/15/29 144A	2,700,000	2,825
8.000%, 3/15/26 144A	1,125,000	1,212
DaVita HealthCare Partners, Inc. 4.625%, 6/1/30 144A	1,250,000	1,285
Edgewell Personal Care Co. 4.125%, 4/1/29 144A	1,000,000	1,010
5.500%, 6/1/28 144A	875,000	927

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
Endo Finance LLC / Endo Finco, Inc. 6.000%, 6/30/28 144A	2,253,000	1,519
9.500%, 7/31/27 144A	1,225,000	1,249
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125%, 4/1/29 144A	650,000	637
Garda World Security Corp. 4.625%, 2/15/27 144A	875,000	879
6.000%, 6/1/29 144A	1,300,000	1,290
Gartner, Inc. 3.750%, 10/1/30 144A	550,000	563
4.500%, 7/1/28 144A	250,000	264
Global Medical Response, Inc. 6.500%, 10/1/25 144A	3,925,000	4,038
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	5,503
HCA, Inc. 3.500%, 9/1/30	2,300,000	2,450
5.375%, 2/1/25	2,150,000	2,425
5.375%, 9/1/26	1,325,000	1,525
5.875%, 5/1/23	1,120,000	1,217
5.875%, 2/15/26	2,225,000	2,571
5.875%, 2/1/29	550,000	664
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 4.625%, 6/15/25 144A	1,250,000	1,312
5.000%, 6/15/28 144A	1,000,000	1,084
Jazz Securities DAC 4.375%, 1/15/29 144A	1,600,000	1,659
Kraft Heinz Foods Co. 4.250%, 3/1/31	250,000	284
4.375%, 6/1/46	3,150,000	3,570
5.200%, 7/15/45	2,175,000	2,700
Lamb Weston Holdings, Inc. 4.875%, 11/1/26 144A	700,000	724
LifePoint Health, Inc. 4.375%, 2/15/27 144A	625,000	632
5.375%, 1/15/29 144A	150,000	146
6.750%, 4/15/25 144A	825,000	879
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.500%, 4/15/25 144A *,j	4,600,000	3,197
5.625%, 10/15/23 144A *,j	2,775,000	1,943
MEDNAX, Inc. 6.250%, 1/15/27 144A	1,700,000	1,800
Molina Healthcare, Inc. 3.875%, 11/15/30 144A	375,000	390
MPH Acquisition Holdings LLC 5.750%, 11/1/28 144A	4,500,000	4,522
The Nielsen Co. Luxembourg SARL 5.000%, 2/1/25 144A	1,275,000	1,312
Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/29 144A	475,000	476
4.750%, 7/15/31 144A	475,000	476
5.625%, 10/1/28 144A	875,000	924
5.875%, 10/1/30 144A	975,000	1,061
Organon Finance 1 LLC 4.125%, 4/30/28 144A	425,000	433
5.125%, 4/30/31 144A	450,000	464

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
Post Holdings, Inc. 4.500%, 9/15/31 144A	850,000	849
4.625%, 4/15/30 144A	1,550,000	1,576
5.500%, 12/15/29 144A	375,000	402
5.625%, 1/15/28 144A	975,000	1,034
5.750%, 3/1/27 144A	3,775,000	3,950
Prestige Brands, Inc. 3.750%, 4/1/31 144A	700,000	675
5.125%, 1/15/28 144A	425,000	447
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	3,325,000	3,579
Signal Parent, Inc. 6.125%, 4/1/29 144A	1,950,000	1,872
Syneos Health, Inc. 3.625%, 1/15/29 144A	925,000	916
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	2,350,000	2,235
Teleflex, Inc. 4.250%, 6/1/28 144A	250,000	261
4.625%, 11/15/27	450,000	479
Tenet Healthcare Corp. 4.250%, 6/1/29 144A	625,000	633
4.625%, 7/15/24	1,400,000	1,421
4.625%, 6/15/28 144A	125,000	129
4.875%, 1/1/26 144A	1,200,000	1,245
5.125%, 11/1/27 144A	1,450,000	1,521
6.125%, 10/1/28 144A	1,525,000	1,625
6.250%, 2/1/27 144A	450,000	470
6.750%, 6/15/23	2,100,000	2,292
United Rentals North America, Inc. 3.875%, 11/15/27	325,000	341
3.875%, 2/15/31	275,000	280
4.875%, 1/15/28	1,225,000	1,299
5.250%, 1/15/30	425,000	466
5.500%, 5/15/27	800,000	848
5.875%, 9/15/26	850,000	880
US Foods, Inc. 4.750%, 2/15/29 144A	1,200,000	1,224
Valeant Pharmaceuticals International, Inc. 5.500%, 11/1/25 144A	725,000	744
6.125%, 4/15/25 144A	5,137,000	5,265
8.500%, 1/31/27 144A	2,175,000	2,364
9.000%, 12/15/25 144A	850,000	911
9.250%, 4/1/26 144A	525,000	571
Vizient, Inc. 6.250%, 5/15/27 144A	675,000	714

Total		149,374

Diversified (0.2%)
Stena International SA 6.125%, 2/1/25 144A	1,375,000	1,430

Total		1,430

Energy (15.1%)
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 6/15/29 144A	2,200,000	2,293
5.750%, 3/1/27 144A	2,275,000	2,366
5.750%, 1/15/28 144A	2,600,000	2,736

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Energy continued
7.875%, 5/15/26 144A	675,000	754
Antero Resources Corp. 5.375%, 3/1/30 144A	925,000	944
7.625%, 2/1/29 144A	300,000	333
8.375%, 7/15/26 144A	325,000	370
Apache Corp. 4.625%, 11/15/25	325,000	351
4.875%, 11/15/27	700,000	758
Archrock Partners LP 6.250%, 4/1/28 144A	1,900,000	1,983
6.875%, 4/1/27 144A	3,100,000	3,290
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875%, 6/30/29 144A	425,000	425
7.000%, 11/1/26 144A	1,650,000	1,726
8.250%, 12/31/28 144A	425,000	467
9.000%, 11/1/27 144A	414,000	572
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	1,200,000	1,218
Callon Petroleum Co. 6.375%, 7/1/26	1,050,000	1,005
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23 b	500,000	501
8.250%, 7/15/25	425,000	423
Centennial Resource Production LLC 6.875%, 4/1/27 144A	1,400,000	1,432
Cheniere Energy Partners LP 4.000%, 3/1/31 144A	1,500,000	1,567
4.500%, 10/1/29	1,150,000	1,236
5.625%, 10/1/26	1,200,000	1,245
Cheniere Energy, Inc. 4.625%, 10/15/28 144A	975,000	1,029
Chesapeake Energy Corp. 5.500%, 2/1/26 144A	200,000	211
5.875%, 2/1/29 144A	225,000	244
CNX Midstream Finance Corp. 6.500%, 3/15/26 144A	3,200,000	3,357
Comstock Resources, Inc. 5.875%, 1/15/30 144A	400,000	408
6.750%, 3/1/29 144A	2,400,000	2,557
Continental Resources, Inc. 4.375%, 1/15/28	1,050,000	1,162
5.750%, 1/15/31 144A	1,450,000	1,736
CrownRock LP / CrownRock Finance, Inc. 5.000%, 5/1/29 144A	325,000	341
5.625%, 10/15/25 144A	3,025,000	3,131
DT Midstream, Inc. 4.375%, 6/15/31 144A	950,000	971
Endeavor Energy Resources LP / EER Finance, Inc. 5.500%, 1/30/26 144A	200,000	208
5.750%, 1/30/28 144A	850,000	906
6.625%, 7/15/25 144A	775,000	829
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	4,150,000	4,337
EQM Midstream Partners, LP 4.500%, 1/15/29 144A	1,050,000	1,068
4.750%, 7/15/23	219,000	229
4.750%, 1/15/31 144A	1,325,000	1,365

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Energy continued
5.500%, 7/15/28	1,925,000	2,080
6.000%, 7/1/25 144A	900,000	979
6.500%, 7/1/27 144A	1,825,000	2,035
6.500%, 7/15/48	1,025,000	1,097
EQT Corp. 3.125%, 5/15/26 144A	750,000	769
3.625%, 5/15/31 144A	500,000	521
3.900%, 10/1/27	425,000	455
5.000%, 1/15/29	350,000	390
7.625%, 2/1/25	350,000	408
8.500%, 2/1/30	250,000	326
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,363
Holly Energy Partners LP / Holly Energy Finance Corp. 5.000%, 2/1/28 144A	1,225,000	1,253
Nabors Industries, Ltd. 7.250%, 1/15/26 144A	1,300,000	1,274
7.500%, 1/15/28 144A	850,000	816
NuStar Logistics LP 5.625%, 4/28/27	2,700,000	2,891
6.000%, 6/1/26	600,000	651
Oasis Midstream Partners LP / OMP Finance Corp. 8.000%, 4/1/29 144A	1,200,000	1,276
Oasis Petroleum, Inc. 6.375%, 6/1/26 144A	300,000	313
Occidental Petroleum Corp. 2.900%, 8/15/24	1,475,000	1,508
3.200%, 8/15/26	425,000	428
3.400%, 4/15/26	300,000	307
3.500%, 6/15/25	1,600,000	1,636
4.100%, 2/15/47	675,000	629
4.300%, 8/15/39	1,525,000	1,456
4.400%, 8/15/49	975,000	936
5.875%, 9/1/25	1,225,000	1,363
6.450%, 9/15/36	1,500,000	1,793
6.625%, 9/1/30	1,400,000	1,680
8.000%, 7/15/25	625,000	748
8.875%, 7/15/30	1,825,000	2,441
PDC Energy, Inc. 5.750%, 5/15/26	1,525,000	1,593
6.125%, 9/15/24	425,000	435
Precision Drilling Corp. 6.875%, 1/15/29 144A	300,000	309
7.125%, 1/15/26 144A	1,025,000	1,056
Range Resources Corp. 4.875%, 5/15/25	350,000	362
5.000%, 3/15/23	113,000	117
8.250%, 1/15/29 144A	875,000	987
9.250%, 2/1/26	825,000	910
Rattler Midstream LP 5.625%, 7/15/25 144A	875,000	920
Shelf Drilling Holdings, Ltd. 8.250%, 2/15/25 144A	1,050,000	834
SM Energy Co. 5.625%, 6/1/25	1,000,000	990
6.500%, 7/15/28	200,000	205
6.625%, 1/15/27	250,000	257
6.750%, 9/15/26	1,100,000	1,119

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Energy continued
Southwestern Energy Co. 8.375%, 9/15/28	1,100,000	1,243
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.500%, 8/15/22	1,225,000	1,210
5.750%, 4/15/25	1,850,000	1,697
Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/26	550,000	567
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.000%, 1/15/32 144A	950,000	977
5.000%, 1/15/28	1,675,000	1,767
5.375%, 2/1/27	2,150,000	2,239
5.500%, 3/1/30	2,250,000	2,474
5.875%, 4/15/26	1,350,000	1,418
6.500%, 7/15/27	300,000	325
TerraForm Power Operating LLC 4.250%, 1/31/23 144A	175,000	180
4.750%, 1/15/30 144A	1,725,000	1,767
5.000%, 1/31/28 144A	1,775,000	1,879
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,201
Ultra Resources, Inc. Contingent Value Rights 0.000%, 4/15/25 *,Æ	1,325,000	–
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,719
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,475,000	1,576
Western Gas Partners LP 4.500%, 3/1/28	1,100,000	1,174
5.300%, 3/1/48	3,675,000	3,914
5.450%, 4/1/44	650,000	700
5.500%, 8/15/48	400,000	435
Western Midstream Operating LP 4.000%, 7/1/22	850,000	864
4.650%, 7/1/26	175,000	187
5.300%, 2/1/30	325,000	364

Total		127,877

Financial (7.2%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 144A	3,900,000	4,099
AmWINS Group, Inc. 7.750%, 7/1/26 144A	4,375,000	4,640
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	1,930,771	2,114
AssuredPartners, Inc. 5.625%, 1/15/29 144A	125,000	125
7.000%, 8/15/25 144A	3,250,000	3,319
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	2,050,000	2,091
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 144A	400,000	431
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,550,000	1,651

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Financial continued
HUB International, Ltd. 7.000%, 5/1/26 144A	9,775,000	10,138
LD Holdings Group LLC 6.125%, 4/1/28 144A	1,575,000	1,573
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 3.875%, 2/15/29 144A	200,000	203
4.500%, 9/1/26	450,000	480
4.625%, 6/15/25 144A	400,000	427
5.625%, 5/1/24	475,000	514
5.750%, 2/1/27	300,000	334
Navient Corp. 5.000%, 3/15/27	450,000	466
5.875%, 10/25/24	1,850,000	1,996
6.125%, 3/25/24	750,000	809
6.750%, 6/25/25	1,625,000	1,799
6.750%, 6/15/26	350,000	391
NFP Corp. 6.875%, 8/15/28 144A	5,850,000	6,158
Quicken Loans LLC 3.625%, 3/1/29 144A	875,000	864
3.875%, 3/1/31 144A	1,300,000	1,310
Quicken Loans, Inc. 5.250%, 1/15/28 144A	2,225,000	2,336
United Shore Financial Services LLC 5.500%, 11/15/25 144A	3,475,000	3,599
United Wholesale Mortgage LLC 5.500%, 4/15/29 144A	1,175,000	1,175
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	4,525,000	4,582
VICI Properties LP / VICI Note Co., Inc. 3.500%, 2/15/25 144A	125,000	128
4.125%, 8/15/30 144A	400,000	411
4.250%, 12/1/26 144A	1,125,000	1,170
4.625%, 12/1/29 144A	1,350,000	1,434

Total		60,767

Health Care (0.4%)
IQVIA, Inc. 5.000%, 10/15/26 144A	2,250,000	2,329
5.000%, 5/15/27 144A	750,000	785

Total		3,114

Industrial (11.3%)
ARD Finance SA 6.500%, 6/30/27 144A	3,750,000	3,938
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.000%, 9/1/29 144A	1,350,000	1,339
5.250%, 8/15/27 144A	3,200,000	3,264
6.000%, 2/15/25 144A	2,600,000	2,682
Ball Corp. 2.875%, 8/15/30	1,575,000	1,546
Berry Global Escrow Corp. 4.875%, 7/15/26 144A	1,125,000	1,190
5.625%, 7/15/27 144A	1,150,000	1,216
Berry Plastics Corp. 5.125%, 7/15/23	329,000	329

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Industrial continued
BWAY Holding Co. 5.500%, 4/15/24 144A	1,525,000	1,540
7.250%, 4/15/25 144A	3,250,000	3,185
CFX Escrow Corp. 6.375%, 2/15/26 144A	338,000	357
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	800,000	858
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	2,900,000	3,005
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,219
Energizer Holdings, Inc. 4.375%, 3/31/29 144A	1,725,000	1,727
4.750%, 6/15/28 144A	900,000	922
Flex Acquisition Co., Inc. 6.875%, 1/15/25 144A	4,050,000	4,111
7.875%, 7/15/26 144A	4,175,000	4,342
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	4,550,000	4,766
Graphic Packaging International LLC 3.500%, 3/15/28 144A	425,000	428
3.500%, 3/1/29 144A	450,000	446
4.750%, 7/15/27 144A	500,000	540
Koppers, Inc. 6.000%, 2/15/25 144A	4,075,000	4,205
Madison IAQ LLC 4.125%, 6/30/28 144A	250,000	253
5.875%, 6/30/29 144A	2,175,000	2,213
Owens-Brockway Glass Container, Inc. 5.375%, 1/15/25 144A	2,075,000	2,205
5.875%, 8/15/23 144A	900,000	971
6.375%, 8/15/25 144A	1,250,000	1,386
6.625%, 5/13/27 144A	500,000	544
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU 4.000%, 10/15/27 144A	2,175,000	2,160
Sealed Air Corp. 5.125%, 12/1/24 144A	1,950,000	2,123
Standard Industries, Inc. 3.375%, 1/15/31 144A	725,000	694
4.375%, 7/15/30 144A	550,000	567
4.750%, 1/15/28 144A	1,325,000	1,387
5.000%, 2/15/27 144A	3,375,000	3,495
Terex Corp. 5.000%, 5/15/29 144A	825,000	860
TransDigm UK Holdings PLC 6.875%, 5/15/26	1,775,000	1,873
TransDigm, Inc. 4.625%, 1/15/29 144A	2,275,000	2,276
4.875%, 5/1/29 144A	775,000	782
5.500%, 11/15/27	1,250,000	1,303
6.250%, 3/15/26 144A	3,000,000	3,165
6.375%, 6/15/26	1,850,000	1,917
7.500%, 3/15/27	675,000	718
Trident TPI Holdings, Inc. 6.625%, 11/1/25 144A	2,225,000	2,281
9.250%, 8/1/24 144A	1,450,000	1,515

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Industrial continued
Trivium Packaging Finance BV 5.500%, 8/15/26 144A	525,000	552
8.500%, 8/15/27 144A	2,825,000	3,071
TTM Technologies, Inc. 4.000%, 3/1/29 144A	700,000	704
Vertical Holdco GmbH 7.625%, 7/15/28 144A	1,250,000	1,356
Vertical U.S. Newco, Inc. 5.250%, 7/15/27 144A	1,750,000	1,844
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	2,150,000	2,301
WESCO Distribution, Inc. 5.375%, 6/15/24	1,750,000	1,774
7.125%, 6/15/25 144A	525,000	567
7.250%, 6/15/28 144A	1,075,000	1,197

Total		95,209

Other Holdings (0.0%)
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	28

Total		28

Technology (7.2%)
AMG AG 7.000%, 7/31/25 144A	1,275,000	1,374
Banff Merger Sub, Inc. 9.750%, 9/1/26 144A	2,225,000	2,342
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	1,075,000	1,070
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	400,000	408
4.000%, 7/1/29 144A	250,000	256
Boxer Parent Co., Inc. 9.125%, 3/1/26 144A	375,000	396
BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 1/31/26 144A	575,000	602
CDW LLC / CDW Finance Corp. 3.250%, 2/15/29	650,000	659
4.250%, 4/1/28	300,000	315
5.500%, 12/1/24	275,000	307
Clarivate Science Holdings Corp. 3.875%, 6/30/28 144A	350,000	353
4.875%, 6/30/29 144A	700,000	718
Dell International LLC / EMC Corp. 7.125%, 6/15/24 144A	4,625,000	4,744
Diebold Nixdorf, Inc. 9.375%, 7/15/25 144A	325,000	360
Elastic NV 4.125%, 7/15/29 144A	550,000	550
Entegris, Inc. 3.625%, 5/1/29 144A	950,000	962
Helios Software Holdings, Inc. 4.625%, 5/1/28 144A	1,125,000	1,101
JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, 10/15/24 144A	3,300,000	3,359
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	1,900,000	1,967
NCR Corp. 5.000%, 10/1/28 144A	875,000	905

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Technology continued
5.125%, 4/15/29 144A	1,475,000	1,521
5.250%, 10/1/30 144A	1,425,000	1,478
5.750%, 9/1/27 144A	1,025,000	1,085
6.125%, 9/1/29 144A	650,000	708
8.125%, 4/15/25 144A	325,000	355
Nuance Communications, Inc. 5.625%, 12/15/26	1,050,000	1,094
ON Semiconductor Corp. 3.875%, 9/1/28 144A	675,000	695
Open Text Corp. 3.875%, 2/15/28 144A	800,000	811
4.125%, 2/15/30 144A	800,000	816
PTC, Inc. 3.625%, 2/15/25 144A	125,000	129
4.000%, 2/15/28 144A	500,000	516
Qorvo, Inc. 3.375%, 4/1/31 144A	700,000	730
4.375%, 10/15/29	1,350,000	1,471
Rackspace Technology Global, Inc. 3.500%, 2/15/28 144A	1,825,000	1,766
5.375%, 12/1/28 144A	1,475,000	1,512
Rocket Software, Inc. 6.500%, 2/15/29 144A	2,550,000	2,530
Science Applications International Corp. 4.875%, 4/1/28 144A	325,000	341
Seagate HDD Cayman 3.125%, 7/15/29 144A	1,475,000	1,429
3.375%, 7/15/31 144A	1,225,000	1,184
Sensata Technologies, Inc. 3.750%, 2/15/31 144A	225,000	222
4.375%, 2/15/30 144A	325,000	342
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,600,000	3,815
Star Merger Sub, Inc. 6.875%, 8/15/26 144A	584,000	619
10.250%, 2/15/27 144A	2,655,000	2,932
Synaptics, Inc. 4.000%, 6/15/29 144A	575,000	578
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 6/1/25 144A	6,075,000	6,178
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	2,800,000	2,915

Total		60,520

Utilities (2.3%)
Allied Universal Holdco LLC 4.375%, 5/1/29 144A	725,000	729
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	425,000	464
5.750%, 5/20/27	550,000	613
5.875%, 8/20/26	2,350,000	2,631
Calpine Corp. 3.750%, 3/1/31 144A	1,250,000	1,190
4.500%, 2/15/28 144A	1,575,000	1,607
4.625%, 2/1/29 144A	200,000	197
5.000%, 2/1/31 144A	200,000	199
5.125%, 3/15/28 144A	1,075,000	1,094
5.250%, 6/1/26 144A	604,000	621

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

Corporate Bonds (97.6%)	Shares/ Par+	Value $ (000’s)

Utilities continued
NRG Energy, Inc. 5.250%, 6/15/29 144A	775,000	824
5.750%, 1/15/28	225,000	240
6.625%, 1/15/27	2,050,000	2,122
7.250%, 5/15/26	1,525,000	1,581
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.500%, 8/15/28 144A	600,000	621
Solaris Midstream Holdings, LLC 7.625%, 4/1/26 144A	425,000	451
Vistra Operations Co. LLC 5.000%, 7/31/27 144A	1,100,000	1,129
5.500%, 9/1/26 144A	900,000	928
5.625%, 2/15/27 144A	1,925,000	1,997

Total		19,238

Total Corporate Bonds
(Cost: $791,124)		823,015

Warrants (0.0%)

Energy (0.0%)
Chesapeake Energy Corp. *	10,342	278

Total		278

Total Warrants
(Cost: $258)		278

Bank Loan Obligations (0.2%)

Consumer, Non-cyclical (0.2%)
Envision Healthcare Corp., 5.500%, (ICE LIBOR USD 1 Month plus 4.500%), 10/10/25Þ	1,819,425	1,450

Total Bank Loan Obligations
(Cost: $2,796)		1,450

Short-Term Investments (1.2%)	Shares/ Par+	Value $ (000’s)

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	9,843,609	9,844

Total		9,844

Total Short-Term Investments
(Cost: $9,844)		9,844

Total Investments (99.6%)
(Cost: $807,182)@		839,695

Other Assets, Less Liabilities (0.4%)		3,556

Net Assets (100.0%)		843,251

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $632,967 representing 75.1% of the net assets.

f	Defaulted Security

Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.750%.

b

Cash or securities with an aggregate value of $501 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $807,182 and the net unrealized appreciation of investments based on that cost was $32,513 which is comprised of $40,893 aggregate gross unrealized appreciation and $8,380 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$1,450	$-
Common Stocks
Energy	1,613	-	2,394
All Others	1,101	-	-
Corporate Bonds	-	823,015	-
Short-Term Investments	9,844	-	-
Warrants	278	-	-
Total Assets:	$12,836	$824,465	$2,394

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Corporate Bonds	55.0%
Short-Term Investments & Other Net Assets	17.1%
Governments	16.8%
Structured Products	7.7%
Bank Loan Obligations	2.2%
Municipal Bonds	0.7%
Convertible Corporate Bonds	0.4%
Energy	0.1%

Sector Allocation is subject to change.

Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may invest a portion of its assets in fixed- and floating-rate loans, including senior loans, through loan participations and assignments. Investing in loans may expose the Portfolio to additional risks, including credit risk, interest rate risk, liquidity risk, call risk, settlement risk, and risks associated with being a lender.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

The U.S. federal funds rate has been subject to frequent adjustments over the course of the last several years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect performance.

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Common Stocks (0.1%)	Shares/ Par+	Value $ (000’s)

Energy (0.1%)
Noble Corp. PLC *,Æ	2,440	61
Noble Finance Co. *,d	20,347	503
Valaris, Ltd. *	1,429	41

Total		605

Total Common Stocks (Cost: $258)		605

Corporate Bonds (55.0%)

Basic Materials (2.3%)
ALROSA Finance SA 3.100%, 6/25/27 144A	8,500,000	8,713
4.650%, 4/9/24 144A	500,000	540
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	316
INEOS Finance PLC 2.875%, 5/1/26 144A EUR ¥	2,700,000	3,260
2.875%, 5/1/26 EUR §,¥	3,400,000	4,105
INEOS Styrolution Group GmbH 2.250%, 1/16/27 144A EUR ¥	200,000	234
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,500
Sappi Papier Holding GmbH 3.125%, 4/15/26 EUR §,¥	300,000	357
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	534
Syngenta Finance NV 4.441%, 4/24/23 144A	200,000	211
4.892%, 4/24/25 144A	5,900,000	6,538
5.182%, 4/24/28 144A	2,800,000	3,200

Total		29,508

Communications (4.8%)
Altice Financing SA 3.000%, 1/15/28 EUR §,¥	200,000	225
7.500%, 5/15/26 144A	5,171,000	5,385
7.500%, 5/15/26 §	200,000	208
Altice France Holding SA 6.000%, 2/15/28 144A	1,700,000	1,693
8.000%, 5/15/27 EUR §,¥	1,000,000	1,279
Altice France SA 4.000%, 7/15/29 144A EUR ¥	1,850,000	2,179
8.125%, 2/1/27 144A	3,200,000	3,486
AT&T, Inc. 3.100%, 2/1/43	1,800,000	1,764
3.500%, 9/15/53 144A	237,000	238
3.650%, 9/15/59 144A	6,663,000	6,757
3.800%, 12/1/57 144A	115,000	120
Baidu, Inc. 3.875%, 9/29/23	200,000	213
CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 6/1/33 144A	800,000	819

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Communications continued
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.200%, 3/15/28	1,700,000	1,924
4.800%, 3/1/50	200,000	230
5.125%, 7/1/49 b	3,300,000	3,930
5.375%, 4/1/38	100,000	123
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,903
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	712
Intelsat Jackson Holdings SA 5.500%, 8/1/23 j	700,000	401
8.500%, 10/15/24 144A j	200,000	118
9.750%, 7/15/25 144A j	100,000	58
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	102
Qwest Corp. 7.250%, 9/15/25	500,000	592
SFR Group SA 7.375%, 5/1/26 144A	3,342,000	3,475
Sprint Communications, Inc. 11.500%, 11/15/21	400,000	415
Sprint Corp. 7.125%, 6/15/24	100,000	115
7.250%, 9/15/21	700,000	710
7.875%, 9/15/23	500,000	568
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,495
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	407
Time Warner Cable LLC 5.875%, 11/15/40	300,000	388
6.750%, 6/15/39	200,000	278
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	4,811
Virgin Media Secured Finance PLC 4.125%, 8/15/30 GBP §,¥	1,200,000	1,644
4.250%, 1/15/30 144A GBP ¥	3,200,000	4,407
5.000%, 4/15/27 GBP §,¥	500,000	718
Vmed O2 UK Financing I PLC 4.750%, 7/15/31 144A	1,100,000	1,116
VMED O2 UK Financing I PLC 3.250%, 1/31/31 EUR §,¥	1,200,000	1,426
4.000%, 1/31/29 144A GBP ¥	2,600,000	3,554
4.500%, 7/15/31 144A GBP ¥	400,000	555
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79	1,700,000	2,060

Total		62,601

Consumer, Cyclical (7.8%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,¥	400,000	488

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
Air Canada Pass Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	937,148	1,016
Alaska Airlines Pass Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	192,161	213
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	195,286	198
American Airlines Pass Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	350,821	348
American Airlines Pass Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	864,182	880
American Airlines Pass Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	167,527	170
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.500%, 4/20/26 144A	300,000	318
BMW Finance NV 2.250%, 8/12/22 144A	400,000	408
British Airways Pass Through Trust, Series 2020-1, Class A 4.250%, 5/15/34 144A	118,536	128
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	400,000	421
Delta Air Lines, Inc. 7.000%, 5/1/25 144A	1,500,000	1,750
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	322
FCE Bank PLC 0.869%, 9/13/21 EUR §,¥	400,000	475
Ford Motor Credit Co. LLC 0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	471
0.157%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ¥	1,300,000	1,499
0.189%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ¥	100,000	117
1.068%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	200
1.391%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	600,000	598
1.744%, 7/19/24 EUR ¥	200,000	240
2.330%, 11/25/25 EUR ¥	100,000	122
2.386%, 2/17/26 EUR ¥	100,000	123
2.748%, 6/14/24 GBP ¥	700,000	982
3.021%, 3/6/24 EUR ¥	900,000	1,118
3.096%, 5/4/23	500,000	510
3.250%, 9/15/25 EUR ¥	300,000	381
3.340%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	202
3.350%, 11/1/22	1,400,000	1,435
3.625%, 6/17/31	2,600,000	2,650
4.063%, 11/1/24 b	3,200,000	3,404
4.134%, 8/4/25	200,000	214
4.389%, 1/8/26	800,000	864
4.535%, 3/6/25 GBP ¥	100,000	148
5.584%, 3/18/24	600,000	657

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
5.596%, 1/7/22	1,500,000	1,531
Fortune Star BVI, Ltd. 5.050%, 1/27/27 §	2,000,000	2,021
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,321
Hawaiian Airlines, Series 2020-1, Class A 7.375%, 9/15/27 144A	942,613	1,074
Hyatt Hotels Corp. 3.135%, (ICE LIBOR USD 3 Month plus 3.000%), 9/1/22	700,000	703
IHO Verwaltungs GmbH 3.625%, 5/15/25 EUR §,¥	800,000	963
3.750%, 9/15/26 EUR §,¥	4,600,000	5,563
Jaguar Land Rover Automotive PLC 3.875%, 3/1/23 GBP §,¥	100,000	141
5.875%, 11/15/24 144A EUR ¥	1,600,000	2,084
5.875%, 11/15/24 EUR §,¥	700,000	912
JetBlue Airways Corp. 4.000%, 5/15/34	870,553	960
John Lewis PLC 4.250%, 12/18/34 GBP §,¥	1,000,000	1,439
Las Vegas Sands Corp. 3.500%, 8/18/26	100,000	106
3.900%, 8/8/29	100,000	106
Marks & Spencer PLC 4.500%, 7/10/27 GBP §,¥	400,000	592
6.000%, 6/12/25 GBP §,¥	1,000,000	1,555
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26	150,000	156
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	104
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	400,000	409
5.375%, 12/4/29 144A	700,000	738
MGM Resorts International 7.750%, 3/15/22	300,000	314
Mileage Plus Holdings LLC 6.500%, 6/20/27 144A	700,000	771
Mitchells & Butlers Finance PLC 0.531%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,119,602	1,452
0.569%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	203,564	191
6.469%, 9/15/32 GBP §,¥	200,000	315
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	403
Nissan Motor Co., Ltd. 2.652%, 3/17/26 EUR §,¥	100,000	129
3.201%, 9/17/28 144A EUR ¥	500,000	671
4.345%, 9/17/27 144A	6,400,000	7,035
4.810%, 9/17/30 144A	500,000	565
QVC, Inc. 4.375%, 3/15/23	1,075,000	1,134
Renault SA 1.250%, 6/24/25 EUR §,¥	900,000	1,051
2.375%, 5/25/26 EUR §,¥	4,800,000	5,768
Sands China, Ltd. 3.800%, 1/8/26	1,700,000	1,816
4.600%, 8/8/23	300,000	319
5.400%, 8/8/28 b	3,200,000	3,714

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Consumer, Cyclical continued
Southwest Airlines Co. 5.125%, 6/15/27	1,000,000	1,176
5.250%, 5/4/25	1,000,000	1,141
Toll Brothers Finance Corp. 4.350%, 2/15/28	100,000	110
4.875%, 3/15/27	1,200,000	1,362
Travis Perkins PLC 4.500%, 9/7/23 GBP §,¥	1,900,000	2,802
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	669,544	706
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	95,568	95
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	2,759,785	3,062
United Airlines, Inc. 4.375%, 4/15/26 144A	200,000	207
4.625%, 4/15/29 144A	500,000	517
US Airways Pass-Through Trust, Series 2012- 1, Class A 5.900%, 4/1/26	729,827	763
Volkswagen Bank GmbH 1.250%, 6/10/24 EUR §,¥	3,000,000	3,687
Volkswagen Financial Services Aktiengesellschaft 0.875%, 4/12/23 EUR §,¥	200,000	241
Volkswagen Leasing GmbH 2.625%, 1/15/24 EUR §,¥	1,800,000	2,279
Wynn Macau, Ltd. 4.875%, 10/1/24 144A	200,000	202
5.125%, 12/15/29 144A	1,100,000	1,133
5.500%, 1/15/26 144A	200,000	210
5.500%, 1/15/26 §	500,000	524
5.500%, 10/1/27 144A	200,000	208
5.500%, 10/1/27 §	200,000	208
5.625%, 8/26/28 144A	300,000	313
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/29 144A	800,000	845
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,¥	2,000,000	2,396
ZF Finance GmbH 2.750%, 5/25/27 EUR §,¥	4,300,000	5,296

Total		100,679

Consumer, Non-cyclical (3.9%)
AA Bond Co., Ltd. 2.750%, 7/31/43 GBP §,¥	100,000	140
2.875%, 7/31/43 GBP §,¥	2,900,000	4,029
4.875%, 7/31/43 GBP §,¥	1,200,000	1,765
AbbVie, Inc. 1.500%, 11/15/23 EUR ¥	400,000	492
Abertis Infraestructuras SA 1.625%, 7/15/29 EUR §,¥	500,000	623
1.875%, 3/26/32 EUR §,¥	600,000	757
3.000%, 3/27/31 EUR §,¥	600,000	831
3.375%, 11/27/26 GBP §,¥	2,100,000	3,146

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Consumer, Non-cyclical continued
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL 3.625%, 6/1/28 144A EUR ¥	1,400,000	1,645
Atlantia SpA 1.625%, 2/3/25 EUR §,¥	1,200,000	1,459
1.875%, 7/13/27 EUR §,¥	400,000	491
1.875%, 2/12/28 EUR §,¥	4,400,000	5,358
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	3,374
BAT Capital Corp. 3.222%, 8/15/24	100,000	106
3.557%, 8/15/27	500,000	535
Bausch Health Cos., Inc. 4.875%, 6/1/28 144A	300,000	307
Bellis Acquisition Co. PLC 3.250%, 2/16/26 144A GBP ¥	4,000,000	5,540
Centene Corp. 4.250%, 12/15/27	200,000	211
4.625%, 12/15/29	500,000	550
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	222
CVS Pass-Through Trust 5.926%, 1/10/34 144A	648,814	784
7.507%, 1/10/32 144A	66,147	84
DaVita HealthCare Partners, Inc. 4.625%, 6/1/30 144A	1,900,000	1,954
Gruenenthal GmbH 3.625%, 11/15/26 144A EUR ¥	400,000	488
HCA, Inc. 4.750%, 5/1/23	2,655,000	2,845
Imperial Brands Finance PLC 3.500%, 7/26/26 144A	200,000	214
Loxam SAS 2.875%, 4/15/26 EUR §,¥	100,000	119
3.250%, 1/14/25 EUR §,¥	900,000	1,074
Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/29 144A	600,000	602
4.750%, 7/15/31 144A	900,000	902
Organon Finance 1 LLC 2.875%, 4/30/28 144A EUR ¥	400,000	481
4.125%, 4/30/28 144A	1,100,000	1,122
Perrigo Finance Unlimited Co. 3.150%, 6/15/30	200,000	204
Q-Park Holding I BV 2.000%, 3/1/27 EUR §,¥	800,000	902
Sysco Corp. 5.650%, 4/1/25	1,100,000	1,274
Teva Pharmaceutical Finance Co. BV 3.650%, 11/10/21	2,800,000	2,807
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	700,000	705
Teva Pharmaceutical Finance Netherlands II BV 1.125%, 10/15/24 EUR §,¥	600,000	667
1.250%, 3/31/23 EUR §,¥	720,000	835
4.500%, 3/1/25 EUR ¥	800,000	979
6.000%, 1/31/25 EUR ¥	200,000	255

Total		50,878

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Diversified (0.1%)
CVS Pass-Through Trust 4.704%, 1/10/36 144A	384,883	436
Stena International SA 6.125%, 2/1/25 144A	400,000	416

Total		852

Energy (9.1%)
Aker BP ASA 3.750%, 1/15/30 144A	400,000	432
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.625%, 7/15/26 144A	100,000	105
Boardwalk Pipelines LP 3.400%, 2/15/31	200,000	212
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	116
Cheniere Energy Partners LP 4.000%, 3/1/31 144A	1,400,000	1,463
Constellation Oil Services Holding SA 10.000%, 11/9/24 144A Þ	253,248	63
Continental Resources, Inc. 4.375%, 1/15/28	1,400,000	1,549
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	1,021
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	294
Enable Midstream Partners LP 4.950%, 5/15/28	1,200,000	1,374
Energy Transfer Operating LP 2.900%, 5/15/25	100,000	105
3.600%, 2/1/23	100,000	104
3.750%, 5/15/30	200,000	217
5.000%, 5/15/50	200,000	231
5.250%, 4/15/29	100,000	118
6.625%, 10/15/36	500,000	664
7.500%, 7/1/38	1,700,000	2,394
EQT Corp. 7.375%, 2/1/25 b	5,500,000	6,416
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 §	3,000,000	3,303
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	526
Greenko Solar Mauritius, Ltd. 5.550%, 1/29/25 144A	1,000,000	1,028
Indigo Natural Resources LLC 5.375%, 2/1/29 144A	100,000	105
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 b	2,382,000	3,348
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,744
Midwest Connector Capital Company LLC 3.625%, 4/1/22 144A	300,000	305
3.900%, 4/1/24 144A	200,000	209
MPLX LP 4.250%, 12/1/27	100,000	113
Newfield Exploration Co. 5.625%, 7/1/24	2,100,000	2,338
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	5,579

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Energy continued
Noble Corp. PLC 11.000%, 2/15/28 144A	32,532	36
11.000%, 2/15/28	45,537	50
NuStar Logistics LP 5.625%, 4/28/27	1,400,000	1,499
6.000%, 6/1/26	200,000	217
Occidental Petroleum Corp. 3.200%, 8/15/26	400,000	403
3.400%, 4/15/26	500,000	511
3.500%, 8/15/29	2,140,000	2,148
5.500%, 12/1/25 b	4,300,000	4,752
5.875%, 9/1/25	700,000	779
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 12/1/21 §	34,023	34
7.350%, 12/1/26 §,Þ	1,655,121	844
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 8/5/21 §,µ	782,000	8
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	600,000	627
Pertamina Persero PT 6.500%, 11/7/48 144A	3,800,000	5,039
Petrobras Global Finance BV 5.375%, 10/1/29 GBP ¥	1,800,000	2,731
5.500%, 6/10/51	100,000	100
6.250%, 12/14/26 GBP ¥	200,000	316
6.625%, 1/16/34 GBP ¥	300,000	477
6.900%, 3/19/49	300,000	358
Petroleos de Venezuela SA 5.375%, 4/12/27 §,j	6,500,000	276
5.500%, 4/12/37 §,j	4,300,000	183
Petroleos Mexicanos 2.750%, 4/21/27 EUR §,¥	1,100,000	1,216
3.750%, 2/21/24 EUR §,¥	400,000	489
4.750%, 2/26/29 EUR §,¥	3,500,000	4,114
4.875%, 2/21/28 EUR §,¥	600,000	721
5.625%, 1/23/46	378,000	308
5.950%, 1/28/31 b	4,300,000	4,177
6.490%, 1/23/27	700,000	739
6.500%, 3/13/27 b	3,200,000	3,378
6.625%, 6/15/35 b	4,200,000	4,056
6.625%, 6/15/38	2,000,000	1,850
6.750%, 9/21/47	2,900,000	2,567
6.840%, 1/23/30	1,600,000	1,649
7.690%, 1/23/50	1,880,000	1,810
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	205
Plains All American Pipeline LP / PAA Finance Corp. 6.650%, 1/15/37	277,000	363
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,210,530	2,531
Regency Energy Partners LP / Regency Energy Finance Corp. 4.500%, 11/1/23	300,000	322
5.000%, 10/1/22	1,100,000	1,147
5.875%, 3/1/22	800,000	817
Rio Oil Finance Trust, Series 2014-1 9.250%, 7/6/24 144A	1,049,843	1,160
9.250%, 7/6/24 §	918,612	1,015

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Energy continued
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 §	380,776	449
SA Global Sukuk, Ltd. 2.694%, 6/17/31 144A	500,000	506
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	700,000	808
5.625%, 3/1/25 b	4,900,000	5,600
5.750%, 5/15/24	800,000	898
5.875%, 6/30/26	400,000	474
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	716
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	8,547
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,320
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	1,486,250	1,445
Transocean Poseidon, Ltd. 6.875%, 2/1/27 144A	200,000	201
Valaris, Ltd. 8.250%, 4/30/28	10,000	10
Western Midstream Operating, LP 4.350%, 2/1/25	1,200,000	1,268
6.500%, 2/1/50 b	1,900,000	2,200
Williams Partners LP 3.600%, 3/15/22	2,500,000	2,542

Total		118,482

Financial (22.8%)
ADLER Group SA 2.750%, 11/13/26 EUR §,¥	1,400,000	1,679
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150%, 2/15/24 b	3,600,000	3,779
3.650%, 7/21/27	500,000	534
4.450%, 4/3/26	900,000	988
4.625%, 10/15/27	500,000	560
4.875%, 1/16/24	1,200,000	1,306
Aircastle, Ltd. 2.850%, 1/26/28 144A	600,000	603
4.250%, 6/15/26	300,000	326
5.250%, 8/11/25 144A	2,400,000	2,696
Ally Financial, Inc. 3.050%, 6/5/23	400,000	417
8.000%, 11/1/31	1,371,000	1,970
Athora Netherlands NV 2.375%, 5/17/24 EUR §,¥	700,000	866
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,¥	200,000	272
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	1,130
Avolon Holdings Funding, Ltd. 5.125%, 10/1/23 144A	500,000	541
5.500%, 1/15/23 144A	800,000	850
Banca Monte dei Paschi di Siena SpA 1.875%, 1/9/26 EUR §,¥	300,000	353
2.625%, 4/28/25 EUR §,¥	3,300,000	3,967
3.625%, 9/24/24 EUR §,¥	3,800,000	4,691

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,¥	5,700,000	5,542
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,¥	500,000	544
Banco Bilbao Vizcaya Argentaria SA 6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,¥	1,600,000	2,075
Banco Bradesco SA 2.850%, 1/27/23 144A	600,000	612
Banco BTG Pactual SA 4.500%, 1/10/25 144A	500,000	524
Banco de Sabadell SA 1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,¥	200,000	244
1.750%, 5/10/24 EUR §,¥	900,000	1,107
Banco do Brasil SA 4.625%, 1/15/25 144A	1,100,000	1,174
Banco Votorantim SA 4.500%, 9/24/24 §	200,000	211
Bank of America Corp. 3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,060
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ,b	4,500,000	5,150
Barclays Bank PLC 7.625%, 11/21/22	488,000	532
Barclays PLC 2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	283
3.250%, 2/12/27 GBP §,¥	1,500,000	2,257
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,¥	1,200,000	1,550
3.650%, 3/16/25 b	3,100,000	3,357
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/15/25 µ	500,000	554
7.875%, (5 Year GBP Swap Rate plus 6.099%), 9/15/22 GBP §,µ,¥	400,000	594
7.875%, (5 Year GBP Swap Rate plus 6.772%), 3/15/22 GBP §,µ	900,000	938
BNP Paribas SA 1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,100,000	1,092
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	206
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,982
BPCE SA 2.375%, 1/14/25 144A	200,000	208
Cantor Fitzgerald LP 4.875%, 5/1/24 144A	100,000	110
6.500%, 6/17/22 144A	200,000	211
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ¥	200,000	246
CIT Group, Inc. 5.000%, 8/15/22	272,000	284
5.000%, 8/1/23	100,000	108
Citigroup, Inc. 1.250%, (Euribor 3 Month ACT/360 plus 1.660%), 7/6/26 EUR §,¥	200,000	247
3.400%, 5/1/26	400,000	437

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
Corestate Capital Holding SA 3.500%, 4/15/23 EUR §,¥	700,000	717
Country Garden Holdings Co., Ltd. 3.125%, 10/22/25 §	4,600,000	4,615
4.750%, 1/17/23 §	200,000	205
6.500%, 4/8/24 §	600,000	636
CPI Property Group SA 1.625%, 4/23/27 EUR §,¥	700,000	853
2.125%, 10/4/24 EUR §,¥	400,000	498
4.750%, 3/8/23 §	1,300,000	1,386
Credit Agricole SA 1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	510
Credit Suisse AG 6.500%, 8/8/23 144A	7,400,000	8,174
6.500%, 8/8/23 §	1,700,000	1,878
DAE Sukuk (DIFC), Ltd. 3.750%, 2/15/26 144A	1,000,000	1,057
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	325
Deutsche Bank AG 1.369%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	2,900,000	2,930
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,¥	2,500,000	3,006
1.625%, 1/20/27 EUR §,¥	100,000	125
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,¥	6,700,000	8,390
2.625%, 12/16/24 GBP §,¥	500,000	722
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	203
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,384
3.729%, (US SOFR plus 2.757%), 1/14/32	1,500,000	1,526
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	1,081
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,¥	4,500,000	6,312
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	468
The Doctors Co. 6.500%, 10/15/23 144A	300,000	322
EPR Properties 3.750%, 8/15/29	100,000	100
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 144A EUR ¥	500,000	650
2.750%, 3/29/28 EUR §,¥	1,200,000	1,561
Fairstone Financial, Inc. 7.875%, 7/15/24 144A	100,000	104
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	215
Freedom Mortgage Corp. 6.625%, 1/15/27 144A	500,000	503
7.625%, 5/1/26 144A	2,100,000	2,186
8.125%, 11/15/24 144A	3,690,000	3,815
8.250%, 4/15/25 144A	1,000,000	1,044
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	200,000	240
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ¥	800,000	1,513
Globalworth Real Estate Investments, Ltd. 3.000%, 3/29/25 EUR §,¥	3,900,000	4,960

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
GLP Capital LP / GLP Financing II, Inc. 3.350%, 9/1/24	100,000	106
5.750%, 6/1/28	400,000	476
The Goldman Sachs Group, Inc. 0.013%, (Euribor 3 Month ACT/360 plus 0.550%), 4/21/23 EUR §,¥	900,000	1,069
0.082%, (Euribor 3 Month ACT/360 plus 0.620%), 9/26/23 EUR §,¥	300,000	357
2.125%, 9/30/24 EUR §,¥	1,200,000	1,518
3.375%, 3/27/25 EUR §,¥	200,000	266
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	321
5.872%, 5/2/23 §	1,600,000	1,713
Hospitality Properties Trust 4.350%, 10/1/24	200,000	201
4.750%, 10/1/26 b	4,900,000	4,839
HSBC Holdings PLC 1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	203
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	205
2.804%, (US SOFR plus 1.187%), 5/24/32 b	3,300,000	3,387
3.900%, 5/25/26	2,600,000	2,891
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30 b	4,900,000	5,484
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.222%), 3/9/26 µ	200,000	203
4.300%, 3/8/26 b	3,000,000	3,384
Huarong Finance 2019 Co., Ltd. 1.275%, (ICE LIBOR USD 3 Month plus 1.125%), 2/24/23 §	3,800,000	2,831
2.125%, 9/30/23 §	600,000	456
2.500%, 2/24/23 §	800,000	616
ING Groep NV 5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/26 µ	1,800,000	1,994
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ	900,000	992
6.875%, (5 Year ICE Swap Rate plus 5.124%), 4/16/22 §,µ	200,000	208
International Lease Finance Corp. 5.875%, 8/15/22	400,000	423
8.625%, 1/15/22	400,000	417
Intesa Sanpaolo SpA 3.250%, 9/23/24 144A	300,000	319
4.000%, 9/23/29 144A	200,000	219
5.017%, 6/26/24 144A	2,700,000	2,938
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,¥	4,050,000	5,282
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,¥	300,000	404
Itau Unibanco Holding SA 2.900%, 1/24/23 144A	200,000	204
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.250%, 6/3/26 144A	1,400,000	1,463
Kaisa Group Holdings, Ltd. 9.375%, 6/30/24 §	400,000	378
9.750%, 9/28/23 §	600,000	592
10.875%, 7/23/23 §	400,000	400
11.250%, 4/16/25 §	3,500,000	3,309

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP §,¥	1,604,843	2,265
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	315
Liberty Mutual Finance Europe DAC 1.750%, 3/27/24 EUR §,¥	100,000	124
Lincoln Financing SARL 3.625%, 4/1/24 EUR §,¥	4,800,000	5,750
Lloyds Banking Group PLC 1.875%, (1 Year UK Gilts plus 1.300%), 1/15/26 GBP §,¥	500,000	708
2.250%, 10/16/24 GBP §,¥	2,000,000	2,880
3.500%, (1 Year EUR Annual Swap Rate plus 3.750%), 4/1/26 EUR §,¥	200,000	267
4.450%, 5/8/25	2,800,000	3,142
Logicor Financing SARL 3.250%, 11/13/28 EUR §,¥	600,000	827
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ¥	100,000	125
Morgan Stanley 4.000%, 7/23/25 b	3,600,000	4,004
Nationwide Building Society 4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,827
NatWest Group PLC 2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR §,¥	1,600,000	1,925
2.500%, 3/22/23 EUR §,¥	100,000	124
4.519%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	215
4.800%, 4/5/26 b	2,800,000	3,206
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 b	3,700,000	4,333
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/29/25 µ	500,000	557
8.625%, (USD 5 Year Swap Rate plus 7.598%), 8/15/21 µ	2,100,000	2,115
Navient Corp. 7.250%, 1/25/22	400,000	415
New Metro Global, Ltd. 4.500%, 5/2/26 §	1,700,000	1,667
NN Group NV 4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 1/15/26 EUR §,µ,¥	2,600,000	3,524
OMEGA Healthcare Investors, Inc. 4.500%, 1/15/25	100,000	109
4.950%, 4/1/24	100,000	109
OneMain Finance Corp. 3.500%, 1/15/27	1,100,000	1,108
4.000%, 9/15/30	700,000	694
Oxford Finance LLC / Oxford Finance Co- Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	201
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	200
Park Aerospace Holdings, Ltd. 4.500%, 3/15/23 144A	3,900,000	4,100
5.250%, 8/15/22 144A	650,000	680
5.500%, 2/15/24 144A	400,000	440

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	202
Santander UK Group Holdings PLC 0.312%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §,¥	400,000	479
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	824
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	4,399
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,¥	1,390,000	2,144
Sberbank of Russia Via SB Capital SA 6.125%, 2/7/22 §	1,700,000	1,754
Seazen Group, Ltd. 6.000%, 8/12/24 §	200,000	208
Sitka Holdings LLC 1.000%, (ICE LIBOR USD 3 Month plus 4.500%), 7/6/26 144A	600,000	599
Societe Generale SA 7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ	300,000	328
Springleaf Finance Corp. 6.125%, 3/15/24	500,000	538
6.875%, 3/15/25	1,900,000	2,144
7.125%, 3/15/26	1,700,000	1,980
Standard Chartered PLC 7.500%, (USD 5 Year Swap Rate plus 6.301%), 4/2/22 144A µ	200,000	208
Sunac China Holdings, Ltd. 5.950%, 4/26/24 §	2,000,000	1,965
6.650%, 8/3/24 §	600,000	602
7.250%, 6/14/22 §	2,800,000	2,859
7.350%, 7/19/21 §	200,000	200
8.350%, 4/19/23 §	1,600,000	1,657
Synovus Bank 2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	252
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,¥	94,921	176
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,¥	2,618,614	4,728
TP ICAP PLC 5.250%, 1/26/24 GBP §,¥	3,700,000	5,599
TrustCo Bank Corp. 6.390%, 1/15/50 144A	200,000	234
UBS AG 7.625%, 8/17/22	2,400,000	2,582
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	781
UniCredit SpA 2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,¥	300,000	378
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,940
4.086%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,578
6.572%, 1/14/22 144A	700,000	722
7.830%, 12/4/23 144A	5,650,000	6,516
Unipol Gruppo SpA 3.250%, 9/23/30 EUR §,¥	3,900,000	5,199
The Unique Pub Finance Co. PLC 5.659%, 6/30/27 GBP §,¥	382,342	588

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Financial continued
7.395%, 3/28/24 GBP §,¥	369,920	540
Virgin Money UK PLC 3.125%, (6 Month GBP-LIBOR plus 2.292%), 6/22/25 GBP §,¥	100,000	145
3.375%, (1 Year GBP Swap Rate plus 1.868%), 4/24/26 GBP §,¥	100,000	147
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,¥	500,000	757
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,¥	200,000	306
Wells Fargo & Co. 1.338%, (Euribor 3 Month ACT/360 plus 1.670%), 5/4/25 EUR §,¥	1,500,000	1,844
Weyerhaeuser Co. 7.375%, 3/15/32 b	1,500,000	2,165
Yango Justice International, Ltd. 7.500%, 4/15/24 §	4,200,000	4,045

Total		296,517

Industrial (1.7%)
Aeropuerto Internacional de Tocumen SA 6.000%, 11/18/48 144A	295,873	321
Berry Global, Inc. 1.570%, 1/15/26 144A	100,000	100
Bombardier, Inc. 6.000%, 10/15/22 144A	200,000	200
6.125%, 1/15/23 144A	161,000	170
7.500%, 12/1/24 144A	200,000	209
DAE Funding LLC 1.550%, 8/1/24 144A	1,700,000	1,697
1.625%, 2/15/24 144A	1,000,000	1,014
2.625%, 3/20/25 144A	500,000	509
3.375%, 3/20/28 144A	700,000	715
5.000%, 8/1/24 144A	400,000	411
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,582
Flex, Ltd. 3.750%, 2/1/26	700,000	765
Fortress Transportation & Infrastructure 5.500%, 5/1/28 144A	400,000	416
6.500%, 10/1/25 144A	1,500,000	1,558
General Electric Co. 0.875%, 5/17/25 EUR ¥	100,000	122
4.125%, 9/19/35 EUR §,¥	500,000	800
5.250%, 12/7/28 GBP ¥	300,000	517
5.550%, 1/5/26	200,000	237
5.625%, 9/16/31 GBP ¥	200,000	360
6.875%, 1/10/39	14,000	21
Greif, Inc. 6.500%, 3/1/27 144A	300,000	316
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	308,019	359
Rolls-Royce PLC 0.875%, 5/9/24 EUR §,¥	5,300,000	6,186
4.625%, 2/16/26 144A EUR ¥	200,000	259
4.625%, 2/16/26 EUR §,¥	200,000	259
5.750%, 10/15/27 144A	300,000	372
SIG Combibloc PurchaseCo SARL 2.125%, 6/18/25 144A EUR ¥	300,000	376

Corporate Bonds (55.0%)	Shares/ Par+	Value $ (000’s)

Industrial continued
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	202
Standard Industries, Inc. 2.250%, 11/21/26 144A EUR ¥	1,300,000	1,533
4.750%, 1/15/28 144A	950,000	994

Total		22,580

Technology (1.1%)
Broadcom, Inc. 2.450%, 2/15/31 144A	700,000	688
Dell International LLC / EMC Corp. 5.300%, 10/1/29 b	4,300,000	5,189
5.450%, 6/15/23	1,100,000	1,193
6.020%, 6/15/26	400,000	480
8.100%, 7/15/36	300,000	457
Lenovo Group, Ltd. 3.421%, 11/3/30 144A	400,000	418
NXP BV / NXP Funding LLC 4.875%, 3/1/24 144A	1,700,000	1,872
5.350%, 3/1/26 144A	1,600,000	1,867
VMware, Inc. 4.500%, 5/15/25	300,000	335
4.650%, 5/15/27	1,400,000	1,607
4.700%, 5/15/30	100,000	118

Total		14,224

Utilities (1.4%)
Adani Electricity Mumbai, Ltd. 3.949%, 2/12/30 144A	300,000	299
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	310
Edison International 5.750%, 6/15/27	100,000	114
Electricite de France SA 4.500%, 9/21/28 144A	900,000	1,048
FEL Energy VI SARL 5.750%, 12/1/40 §	3,282,236	3,479
FirstEnergy Corp. 7.375%, 11/15/31	400,000	548
Nakilat, Inc. 6.067%, 12/31/33 §	974,151	1,192
6.267%, 12/31/33 144A	491,348	604
National Fuel Gas Co. 5.200%, 7/15/25	300,000	338
Pacific Gas & Electric Co. 1.367%, 3/10/23	1,600,000	1,600
1.750%, 6/16/22	800,000	800
2.100%, 8/1/27	100,000	97
2.500%, 2/1/31	100,000	94
2.950%, 3/1/26	100,000	102
3.150%, 1/1/26	1,600,000	1,650
3.250%, 6/15/23	100,000	103
3.300%, 3/15/27	200,000	207
3.300%, 12/1/27	500,000	514
3.300%, 8/1/40	200,000	181
3.450%, 7/1/25	300,000	314
3.500%, 6/15/25	1,500,000	1,573
3.750%, 7/1/28	100,000	105
4.200%, 6/1/41	100,000	98
4.250%, 8/1/23	200,000	212

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Corporate Bonds (55.0%)	Shares/ Par +	Value $ (000’s)

Utilities continued
4.250%, 3/15/46	100,000	95
4.450%, 4/15/42	300,000	297
4.550%, 7/1/30	500,000	535
Perusahaan Listrik Negara PT 3.000%, 6/30/30 144A	1,500,000	1,502
Puget Energy, Inc. 5.625%, 7/15/22	200,000	208

Total		18,219

Total Corporate Bonds (Cost: $677,792)		714,540

Convertible Corporate Bonds (0.4%)

Financial (0.4%)
Corestate Capital Holding SA 1.375%, 11/28/22 EUR §,¥	5,700,000	5,677

Total		5,677

Total Convertible Corporate Bonds (Cost: $5,857)		5,677

Governments (16.8%)

Governments (16.8%)
Abu Dhabi Government International Bond 2.700%, 9/2/70 144A	3,700,000	3,351
3.875%, 4/16/50 144A	1,500,000	1,727
Albania Government International Bond 3.500%, 6/16/27 144A EUR ¥	1,400,000	1,782
Arab Republic of Egypt 5.625%, 4/16/30 144A EUR ¥	1,550,000	1,845
7.500%, 2/16/61 144A	1,900,000	1,778
Argentine Republic Government International Bond 0.125%, 7/9/35 ∑	5,922,164	1,874
0.125%, 7/9/41 ∑,b	13,420,196	4,771
1.000%, 7/9/29	405,455	153
1.750%, 7/9/30 ∑	866,857	311
Australian Government 4.250%, 4/21/26 AUD §,¥	2,400,000	2,099
Autonomous Community of Catalonia 4.900%, 9/15/21 EUR ¥	800,000	958
Banque Centrale de Tunisie International Bond 5.625%, 2/17/24 EUR §,¥	300,000	332
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ¥	500,000	621
Colombia Government International Bond 5.000%, 6/15/45 b	6,000,000	6,373
Dominican Republic International Bond 4.875%, 9/23/32 144A	550,000	566
4.875%, 9/23/32 §	1,700,000	1,751
6.500%, 2/15/48 144A	2,800,000	3,055
6.500%, 2/15/48 §	900,000	982
6.875%, 1/29/26 §	500,000	579
Ecuador Government International Bond 0.010%, 7/31/30 144A	323,958	179
0.500%, 7/31/35 144A	2,674,620	1,832
0.500%, 7/31/40 144A	1,225,800	758
Egypt Government International Bond 4.750%, 4/11/25 144A EUR ¥	600,000	742
6.375%, 4/11/31 144A EUR ¥	400,000	494

Governments (16.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
6.375%, 4/11/31 EUR §,¥	2,100,000	2,593
Export-Import Bank of India 3.375%, 8/5/26 §	600,000	639
Federal Republic of Nigeria 7.625%, 11/28/47 §	700,000	700
7.875%, 2/16/32 §	2,800,000	3,014
Ghana Government International Bond 7.875%, 3/26/27 144A	600,000	634
8.125%, 3/26/32 144A	400,000	405
8.950%, 3/26/51 144A	600,000	593
8.950%, 3/26/51 §	200,000	198
Ivory Coast Government International Bond 5.250%, 3/22/30 EUR §,¥	500,000	619
5.875%, 10/17/31 144A EUR ¥	300,000	382
6.625%, 3/22/48 144A EUR ¥	900,000	1,118
6.625%, 3/22/48 EUR §,¥	800,000	994
6.875%, 10/17/40 144A EUR ¥	400,000	517
Japan Government Thirty Year Bond 0.400%, 3/20/50 JPY ¥	40,000,000	335
Kingdom of Jordan 4.950%, 7/7/25 144A	300,000	311
5.850%, 7/7/30 144A	400,000	416
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	463
North Macedonia 3.675%, 6/3/26 144A EUR ¥	500,000	653
Oman Government International Bond 6.250%, 1/25/31 144A	3,200,000	3,435
6.500%, 3/8/47 §	500,000	489
6.750%, 1/17/48 §	4,100,000	4,074
Panama Government International Bond 6.700%, 1/26/36	1,900,000	2,577
8.125%, 4/28/34	100,000	144
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	612
Provincia de Buenos Aires 37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,¥	740,000	4
Republic of Belarus Ministry of Finance 5.875%, 2/24/26 144A	600,000	554
Republic of Indonesia 0.900%, 2/14/27 EUR ¥	1,700,000	2,036
1.400%, 10/30/31 EUR ¥	200,000	241
1.450%, 9/18/26 EUR ¥	700,000	863
3.375%, 7/30/25 144A EUR ¥	800,000	1,060
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,672
3.750%, 6/14/28 EUR §,¥	2,200,000	3,094
4.625%, 4/15/43 §	2,700,000	3,122
5.125%, 1/15/45 §	1,800,000	2,226
Republic of Paraguay 5.600%, 3/13/48 §	600,000	705
6.100%, 8/11/44 §	300,000	373
Republic of Peru 3.300%, 3/11/41	2,700,000	2,724
Republic of Serbia 1.650%, 3/3/33 144A EUR ¥	700,000	812
Republic of South Africa Government International Bond 4.850%, 9/30/29	1,200,000	1,272

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Governments (16.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
4.875%, 4/14/26	600,000	651
5.000%, 10/12/46	500,000	474
5.750%, 9/30/49 b	4,500,000	4,599
Romanian Government International Bond 2.000%, 4/14/33 144A EUR ¥	1,400,000	1,646
4.125%, 3/11/39 EUR §,¥	1,500,000	2,104
Russian Federation 5.625%, 4/4/42 §	2,000,000	2,568
Saudi International Bond 2.900%, 10/22/25 §	300,000	321
4.000%, 4/17/25 §	3,900,000	4,305
4.500%, 10/26/46 §	9,300,000	10,893
Sri Lanka Government International Bond 7.550%, 3/28/30 §	1,600,000	997
7.850%, 3/14/29 §	500,000	315
State of Qatar 4.400%, 4/16/50 144A	1,200,000	1,461
4.400%, 4/16/50 §	2,400,000	2,921
4.500%, 4/23/28 §	1,100,000	1,298
4.817%, 3/14/49 §	800,000	1,029
5.103%, 4/23/48 §	1,200,000	1,593
Turkey Government International Bond 4.250%, 3/13/25	1,200,000	1,176
4.750%, 1/26/26	2,200,000	2,163
4.875%, 4/16/43	1,900,000	1,511
4.875%, 10/9/26 b	4,000,000	3,912
5.125%, 2/17/28 b	4,300,000	4,174
5.600%, 11/14/24	400,000	411
5.750%, 5/11/47	2,300,000	1,964
6.125%, 10/24/28	400,000	406
Ukraine Government International Bond 4.375%, 1/27/30 144A EUR ¥	1,600,000	1,770
4.375%, 1/27/30 EUR §,¥	1,700,000	1,880
6.750%, 6/20/26 144A EUR ¥	600,000	776
6.876%, 5/21/29 144A	900,000	934
7.375%, 9/25/32 §	300,000	315
7.750%, 9/1/21 §	4,600,000	4,637
8.994%, 2/1/24 144A	1,000,000	1,108
United Mexican States 2.125%, 10/25/51 EUR ¥	1,000,000	999
3.771%, 5/24/61 b	5,400,000	5,019
US Treasury 1.875%, 8/31/24 b	7,310,000	7,626
2.125%, 3/31/24 b	3,970,000	4,156
2.125%, 11/30/24 b	3,400,000	3,581
2.250%, 11/15/24 b	15,910,000	16,819
2.250%, 2/15/27	150,000	160
2.375%, 8/15/24 b	3,700,000	3,917
2.500%, 1/31/24 b	10,590,000	11,173
2.750%, 2/15/24 b	8,700,000	9,239
2.875%, 11/30/23 b	4,230,000	4,489
Venezuela Government International Bond 6.000%, 12/9/20 §,j	32,000	3
7.000%, 3/31/38 §,j	204,000	21
7.650%, 4/21/25 §,j	1,955,000	196
8.250%, 10/13/24 §,j	356,000	37
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	127

Governments (16.8%)	Shares/ Par +	Value $ (000’s)

Governments continued
9.375%, 1/13/34 j	1,400,000	140

Total		218,603

Total Governments (Cost: $216,423)		218,603

Municipal Bonds (0.7%)

Municipal Bonds (0.7%)
American Municipal Power, Inc., Series 2010-B 7.834%, 2/15/41 RB	100,000	166
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	200,000	301
City of Riverside CA Electric Revenue 7.605%, 10/1/40 RB	200,000	318
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	151
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	325
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	150
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	97,000	149
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	401
New York State Urban Development Corp. 5.770%, 3/15/39 RB	100,000	125
Port Authority of New York & New Jersey, Series 165 5.647%, 11/1/40 RB	1,100,000	1,550
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	200,000	277
State of Illinois 6.630%, 2/1/35 GO	245,000	306
6.725%, 4/1/35 GO	95,000	120
7.350%, 7/1/35 GO	200,000	258
Texas Public Finance Authority 8.250%, 7/1/24 RB	125,000	126
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A 6.706%, 6/1/46 RB b	3,125,000	3,283
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB	800,000	1,096

Total Municipal Bonds (Cost: $6,452)		9,102

Structured Products (7.7%)

Asset Backed Securities (6.7%)
Accredited Mortgage Loan Trust, Series 2005- 3, Class M3 0.572%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	250,000	249
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	63,407	62

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2 0.887%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	41,244	41
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4 1.067%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	58,213	58
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C 0.242%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	7,491,273	2,794
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2 1.092%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	108,831	107
AlbaCore EURO CLO I DAC, Series 1A, Class A 1.530%, (Euribor 3 Month ACT/360 plus 1.530%), 7/18/31 144A EUR ¥	250,000	297
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1 0.962%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	19,365	19
Ares European CLO, Series 10A, Class AR 0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ¥	1,100,000	1,304
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1 1.318%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	24,301	25
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	170,662	172
Bain Capital Euro CLO, Series 2018-2A, Class AR 1.000%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ¥	300,000	355
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2 0.292%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	16,319	16
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1 0.202%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	813	4
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1 1.342%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	110,914	111
Cairn CLO BV, Series 2014-A4, Class ARRR 0.600%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ¥	300,000	355
Cairn CLO X BV, Series 2018-10A, Class AR 0.907%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ¥	700,000	830
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R 0.700%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ¥	900,000	1,067

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C 0.302%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	96
Countrywide Alternative Loan Trust, Series 2006-5, Class M1 0.617%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,459
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4 1.667%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	99
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.740%, (AFC), 10/25/35	456	–	p
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4 0.792%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	82,716	78
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.558%, (AFC), 7/25/36 ∑	100,000	100
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	471,167	444
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3 0.672%, (ICE LIBOR USD 1 Month plus 0.580%), 7/25/36	12,981	13
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3 0.672%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	38,356	38
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2 0.572%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	818
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	22,039	22
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A 0.932%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,643,801	1,627
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A 0.292%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	889,849	829
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1 0.642%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,370,755	1,201
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1 0.712%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	3,732	4

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR 0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ¥	800,000	947
Ellington Loan Acquisition Trust, Series 2007-2, Class A1 1.142%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	266,057	267
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR 0.620%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ¥	300,000	355
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	12,040	12
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36	149,577	148
Fremont Home Loan Trust, Series 2005-2, Class M4 1.022%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	294
GSAA Home Equity Trust, Series 2006-17, Class A1 0.212%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	52,277	19
GSAMP Trust, Series 2004-WF, Class M2 1.742%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	14,664	15
GSAMP Trust, Series 2007-FM2, Class A2B 0.182%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	177,827	128
GSAMP Trust, Series 2007-NC1, Class A2A 0.142%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	14,302	9
Harvest CLO XX DAC, Series 2020-A, Class AR 0.960%, (Euribor 3 Month ACT/360 plus 0.960%), 10/20/31 144A EUR ¥	600,000	710
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4 0.432%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	420
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 0.872%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	201,936	201
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2 0.252%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	358,220	242
KKR Financial CLO, Ltd., Series 9, Class AR2 1.140%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,197
Laurelin 2016-1 DAC, Series 2016-1A, Class ARR 0.720%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ¥	400,000	474

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
LCM XV LP, Series 2015-A, Class AR2 1.188%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,800
Lehman XS Trust, Series 2005-4, Class 1A3 0.892%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	4,855	5
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4 0.692%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	60,325	55
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4 0.632%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	296,939	135
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A 0.392%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,198,870	812
Man GLG EURO CLO III DAC, Series 3A, Class AR 0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ¥	400,000	475
Marathon CLO, Ltd., Series 2017-9A, Class A1AR 1.334%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	2,200,000	2,200
Marble Point CLO X, Ltd., Series 2017-1A, Class AR 1.224%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,200
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1 0.992%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	108,606	108
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1 0.392%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36 b	11,075,607	10,307
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2 0.292%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,132,745	853
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5 0.242%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	916,815	400
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1 0.542%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	853,583	606
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ 0.672%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	778
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2 0.797%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	157

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5 1.082%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	216,738	218
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C 0.252%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	66,875	38
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	61,955	37
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C 0.342%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	63,079	34
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1 1.667%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	40,310	40
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1 1.442%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	22,192	22
Mountain View CLO, Ltd., Series 2019-1A, Class A1 1.298%, (ICE LIBOR USD 3 Month plus 1.120%), 4/15/29 144A	1,500,000	1,500
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B 0.252%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	361,659	357
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR 0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ¥	1,200,000	1,420
OZLM Funding, Ltd., Series 2021-1A, Class A1R3 1.154%, (ICE LIBOR USD 3 Month plus 0.970%), 7/22/29 144A	1,600,000	1,599
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2 0.887%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	8,457	8
Popular Mortgage Pass Through Trust, Series 2006-A, Class M1 0.482%, (ICE LIBOR USD 1 Month plus 0.390%), (AFC), 2/25/36	101,505	101
RAAC Series, Series 2007-RP4, Class A 0.442%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	222,435	215
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3 0.812%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	56,054	56
Residential Asset Securities Corp., Series 2006-EMX1, Class M1 0.707%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	15,961	16

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Residential Asset Securities Corp., Series 2007-KS1, Class A3 0.242%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	56,823	56
Residential Asset Securities Corp., Series 2007-KS3, Class AI4 0.432%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,542
Saxon Asset Securities Trust, Series 2006-1, Class M1 0.557%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	284,257	283
Sculptor CLO XXV, Ltd., Series 25A, Class A1 1.410%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,098
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2 1.052%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	53,903	48
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2 1.163%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	689,202	689
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR 1.156%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,196
Soundview Home Loan Trust, Series 2005-3, Class M3 0.917%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	24,302	25
Soundview Home Loan Trust, Series 2006-2, Class M2 0.617%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	336,731	336
Soundview Home Loan Trust, Series 2006-3, Class A3 0.412%, (ICE LIBOR USD 1 Month plus 0.320%), 11/25/36	41,449	41
Soundview Home Loan Trust, Series 2006- OPT2, Class A4 0.652%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	175,191	174
Soundview Home Loan Trust, Series 2006- OPT3, Class M1 0.402%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,629,500	6,351
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 1.067%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	178,281	178
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1 1.067%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	76,933	77
Structured Asset Investment Loan Trust, Series 2005-7, Class M2 0.857%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	428,616	424

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Asset Backed Securities continued
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3 0.242%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	13,055	13
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4 0.432%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	237,966	234
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6 0.302%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	80,196	77
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A 0.352%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	838,271	832
Vendome Funding DAC, Series 2020-1A, Class A 1.860%, (Euribor 3 Month ACT/360 plus 1.860%), 7/20/31 144A EUR ¥	500,000	593
Venture CDO, Ltd., Series 2018-33A, Class A1LR 1.244%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	999
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR 1.165%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,499
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR 1.208%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	4,857,579	4,853
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R 1.228%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	300
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A 0.242%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	137,200	127
Wellfleet CLO, Ltd., Series 2017-1, Class 1A 1.078%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	5,700,000	5,689

Total		87,418

Mortgage Securities (1.0%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1 1.671%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	544	1
Banc of America Funding Trust, Series 2005-H, Class 5A1 2.529%, (CSTR), 11/20/35	122,194	113
Banc of America Funding Trust, Series 2006-J, Class 4A1 3.348%, (CSTR), 1/20/47	43,060	41
Banc of America Funding Trust, Series 2007-6, Class A1 0.382%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	56,137	54

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Barclays Capital LLC, Series 2009-RR14, Class 2A2 3.293%, (CSTR), 7/26/36 144A	19,806	19
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,237,324	1,276
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 2.849%, (CSTR), 7/25/34	2,018	2
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.344%, (CSTR), 11/25/36	144,282	100
Bear Stearns ARM Trust, Series 2007-4, Class 22A1 3.341%, (CSTR), 6/25/47	81,334	81
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	2,439	2
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 3.234%, (CSTR), 9/25/37	9,283	9
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 4.212%, (CSTR), 9/25/37	35,090	36
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 3.252%, (CSTR), 3/25/37	368,251	348
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	13,625	14
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	296,181	204
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 0.751%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	5,304	5
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1 1.596%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	14,490	15
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	144,038	118
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	133,849	136
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	2,707	3
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	180,831	142
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	118,538	67
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1 0.592%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	397,739	134

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 2.748%, (CSTR), 5/25/36	9,947	9
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B 0.283%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	12,393	11
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A 0.288%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	28,537	25
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1 0.513%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	359,952	310
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.513%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	8,783	7
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	230,228	146
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	34,163	31
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1 2.350%, (CSTR), 10/25/35	10,260	9
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1 2.647%, (CSTR), 12/20/35	4,054	4
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	18,114	11
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	114,034	82
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1 1.076%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	37,081	15
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2 0.632%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	982,651	362
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1 2.949%, (CSTR), 3/25/37	8,494	8
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	803	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	389,261	384
EMF-NL BV, Series 2008-APRX, Class A2 0.263%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	123,704	141

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
Eurosail-NL BV, Series 2007-NL2X, Class A 0.963%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	62,806	75
Federal National Mortgage Association, Series 2003-W6, Class F 0.442%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	18,699	19
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	194,837	129
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.793%, (CSTR), 9/25/35	2,025	2
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	88,197	62
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 2.927%, (CSTR), 1/25/36	1,407	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 2.863%, (CSTR), 3/25/47	8,295	7
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A 0.713%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	9,312	8
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A 0.573%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	15,213	15
HomeBanc Mortgage Trust, Series 2005-1, Class A1 0.592%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	4,824	4
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A 0.532%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	982,908	925
Impac Secured Assets Trust, Series 2007-1, Class A2 0.252%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	35,089	35
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 3.009%, (CSTR), 10/25/34	18,463	19
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 0.572%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,599	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A 0.692%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	10,286	10
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1 2.588%, (CSTR), 10/25/35	8,574	8
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 2.761%, (CSTR), 7/25/35	6,244	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 2.633%, (CSTR), 6/25/37	44,826	37
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3 0.852%, (ICE LIBOR USD 1 Month plus 0.760%), 8/25/35	120	–p
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1 2.945%, (CSTR), 12/25/35	87,682	75
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A 2.123%, (CSTR), 2/25/36	2,181	2
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 2.842%, (CSTR), 5/25/36	9,568	9
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A 2.296%, (CSTR), 7/25/35	13,995	13
New Residential Mortgage Loan Trust , Series 2021-NQM1R, Class A3 1.198%, (AFC), 7/25/55 144A	1,814,926	1,816
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1 3.134%, (CSTR), 8/25/35	2,590	3
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1 0.472%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	6,794	7
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1 0.472%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	18,009	17
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1 0.232%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	12,625	12
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,300,638	1,392
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 0.412%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	47,398	47
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 1.979%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	439,755	435
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1 0.452%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	206,103	183
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1 0.742%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	12,112	10
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1 1.111%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	1,938,810	2,694

Structured Products (7.7%)	Shares/ Par+	Value $ (000’s)

Mortgage Securities continued
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 2.572%, (CSTR, AFC), 2/25/33	805	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.250%, (CSTR), 10/25/36	19,855	19
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 2.931%, (CSTR), 3/25/36	157,038	157
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 3.181%, (CSTR), 8/25/36	9,260	9
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 3.115%, (CSTR), 2/25/37	3,224	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 0.816%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	300,485	264
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 2.705%, (CSTR), 7/25/37	43,298	40
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 2.633%, (CSTR), 4/25/36	41,107	41
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 2.844%, (CSTR), 11/25/37	32,367	32

Total		13,121

Total Structured Products
(Cost: $96,956)		100,539

Bank Loan Obligations (2.2%)

Bank Loan Obligations (2.2%)
Adient U.S. LLC, 3.650%, (ICE LIBOR USD 1 Month plus 3.500%), 4/8/28	300,000	300
Altice Financing SA, 2.900%, 1/31/26	1,178,626	1,157
Altice France SA, 2.900%, (US LIBOR plus 2.750%), 7/31/25	195,420	192
Avolon TLB Borrower 1 LLC, 2.650%, (ICE LIBOR USD 1 Month plus 2.500%), 12/31/27	1,194,000	1,193
Casino Guichard Perrachon SA, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 8/31/25 EUR ¥	1,300,000	1,545
CenturyLink, Inc., 2.400%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27 b	5,312,325	5,239
Charter Communications Operating LLC, 1.900%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27 b	3,398,467	3,371
CommScope, Inc., 3.400%, (US LIBOR plus 3.250%), 4/6/26	491,250	488
Connect Finco SARL, 3.650%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,185,000	1,186
Coty, Inc., 1.710%, (Euribor 3 Month ACT/360 plus 1.750%), 4/5/23 EUR ¥	86,448	102
Dell International LLC, 1.900%, (ICE LIBOR USD 1 Month plus 1.750%), 9/19/25	974,876	975

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Bank Loan Obligations (2.2%)	Shares/ Par+	Value $ (000’s)

Bank Loan Obligations continued
Enterprise Merger Sub, Inc., 3.900%, (US LIBOR plus 3.750%), 10/10/25	487,500	416
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR ¥	1,970,000	2,320
Hilton Worldwide Finance LLC, 1.900%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,111
INEOS Quattro Finance 2 PLC, 2.900%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26 b	3,400,000	3,389
Jefferies Finance LLC, 3.150%, (ICE LIBOR USD 3 Month plus 3.000%), 6/3/26	98,001	97
MPH Acquisition Holdings LLC, 2.900%, (ICE LIBOR USD 3 Month plus 2.750%), 6/7/23	863,838	861
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR ¥	1,600,000	1,846
Summer BC Holdco B SARL, 4.650%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	1,000,000	1,000
Valeant Pharmaceuticals International, Inc., 3.150%, (US LIBOR plus 3.000%), 6/2/25	293,043	292
Ziggo Finance Partnership BV, 2.650%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,539

Total Bank Loan Obligations
(Cost: $28,684)		28,619

Short-Term Investments (15.3%)

Consumer, Non-cyclical (0.1%)
Teva Pharmaceutical Finance Netherlands III BV 2.200%, 7/21/21	400,000	400

Total		400

Short-Term Investments (15.3%)	Shares/ Par+	Value $ (000’s)

Governments (14.9%)
Federal Home Loan Bank 0.034%, 10/8/21 b	4,600,000	4,599
Republic of Argentina 0.000%, 9/13/21 ARS ¥	7,778,000	60
US Treasury 0.000%, 7/6/21 b	5,400,000	5,400
0.000%, 7/13/21 b	37,300,000	37,300
0.000%, 8/24/21 b	9,700,000	9,699
0.000%, 8/31/21 b	33,900,000	33,897
0.000%, 9/9/21 b	35,300,000	35,297
0.000%, 9/21/21 b	5,100,000	5,100
0.000%, 9/23/21 b	13,800,000	13,798
0.000%, 9/30/21 b	13,900,000	13,898
0.000%, 10/19/21 b	11,700,000	11,698
0.000%, 11/12/21 b	5,100,000	5,099
0.000%, 11/26/21 b	9,400,000	9,398
0.000%, 12/2/21 b	2,300,000	2,300
1.125%, 8/31/21 b	6,300,000	6,311

Total		193,854

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#,b	4,331,296	4,331

Total		4,331

Total Short-Term Investments
(Cost: $198,585)		198,585

Total Investments (98.2%)
(Cost: $1,231,007)@		1,276,270

Other Assets, Less Liabilities (1.8%)		23,652

Net Assets (100.0%)		1,299,922

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Huarong Finance 2019 Co., Ltd.	Barclays Bank PLC	(0.750)%	6/14/2021	6/14/2023	USD	(2,194)	$(2,194)

							$(2,194)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Variation Margin (000’s)
Euro-Bobl Future	Short	EUR	300	3	9/21	$477	$–	p	$(1)
Euro-Bund Future	Long	EUR	15,500	155	9/21	31,724	293		99
Five-Year US Treasury Note Future	Long	USD	10,500	105	9/21	12,960	(48)		7
Ten-Year US Treasury Note Future	Long	USD	122,600	1,226	9/21	162,445	506		287
Two-Year US Treasury Note Future	Long	USD	88,800	444	9/21	97,822	(23)		3
Ultra Long Term US Treasury Bond Future	Long	USD	27,600	276	9/21	53,182	2,302		311
Ultra Ten-Year US Treasury Note Future	Long	USD	25,900	259	9/21	38,126	421		125

							$3,451		$831

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
1-Day GBP-SONIO Compounded-OIS	0.500%	9/26	6,300	GBP	$(13)	$13	$–	p	$(5)
1-Day GBP-SONIO Compounded-OIS	0.750%	9/31	2,400	GBP	(2)	(4)	(6)	(5)
3-Month USD-LIBOR	2.500%	12/24	7,000	USD	(230)	(211)	(441)	(1)
3-Month USD-LIBOR	1.250%	6/25	1,400	USD	(49)	23	(26)	–	p
3-Month USD-LIBOR	1.000%	12/25	48,330	USD	(1,125)	838	(287)	(16)
6-Month EUR-EURIBOR	0.500%	9/51	5,900	EUR	(65)	33	(32)	(56)

$(1,484)	$692	$(792)	$(83)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	$1	$(38)	$(37)	$(1)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	142	245	387	9
3-Month USD-LIBOR	1.365%	3/31	6,200	USD	-	(40)	(40)	12
3-Month USD-LIBOR	1.663%	3/51	300	USD	-	(7)	(7)	2
3-Month USD-LIBOR	1.817%	3/51	2,500	USD	-	34	34	13
6-Month EUR-EURIBOR	(0.250)%	9/26	5,600	EUR	3	(10)	(7)	8

					$146	$184	$330	$43

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin (000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	1.819%	41,400	USD	$(1,289)	$(154)	$(1,443)	$(40)
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	1.555%	34,500	USD	(1,182)	278	(904)	(28)
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.430%	2,500	USD	53	10	63	–	p
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.480%	13,000	USD	289	42	331	–	p
Markit iTraxx Europe Crossover Index, Series 35	1.000%	6/26	0.468%	53,000	EUR	1,600	75	1,675	(19)
Markit iTraxx Europe Crossover Index, Series 35	5.000%	6/26	2.319%	64,500	EUR	8,344	1,168	9,512	(139)

						$7,815	$1,419	$9,234	$(226)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)		Variation Margin (000’s)
AT&T, Inc.	1.000%	6/24	0.396%	300	USD	$(1)	$6	$5		$-	p
AT&T, Inc.	1.000%	6/25	0.478%	100	USD	(3)	5	2		-	p
Atlantia SpA	1.000%	12/25	1.063%	1,400	EUR	(61)	56	(5)		-	p
Auchan Holding SA	1.000%	12/27	1.001%	100	EUR	(2)	2	-	p	-	p
Casino Guichard Perrachon SA	5.000%	6/23	3.236%	600	EUR	23	1	24		-	p
Casino Guichard Perrachon SA	1.000%	12/21	1.182%	1,000	EUR	(11)	9	(2)		-	p
Casino Guichard Perrachon SA	5.000%	6/22	1.889%	1,500	EUR	(75)	129	54		-	p
Casino Guichard Perrachon SA	5.000%	12/22	2.797%	1,700	EUR	(53)	118	65		-	p
Ford Motor Co.	5.000%	12/23	1.393%	200	USD	18	–	18		-	p
Ford Motor Co.	5.000%	12/23	1.393%	700	USD	51	11	62		-	p
General Electric Co.	1.000%	12/23	0.385%	2,000	USD	(57)	88	31		-	p
General Electric Co.	1.000%	6/24	0.420%	900	USD	(5)	21	16		-	p
General Electric Co.	1.000%	12/24	0.501%	400	USD	(4)	11	7		-	p
General Electric Co.	1.000%	6/26	0.718%	2,300	USD	26	6	32		-	p
Glencore Finance Europe, Ltd.	5.000%	12/25	1.074%	2,700	EUR	561	(1)	560		(3)
Glencore Finance Europe, Ltd.	5.000%	12/27	1.546%	1,600	EUR	429	(17)	412		(2)
Marks & Spencer PLC	1.000%	12/25	1.726%	500	EUR	(34)	15	(19)		-	p
Marks & Spencer PLC	1.000%	6/27	2.157%	100	EUR	(8)	–	(8)		-	p
Marks & Spencer PLC	1.000%	12/24	1.445%	2,900	EUR	(97)	44	(53)		(2)
Telefonica Emisiones SAU	1.000%	6/26	0.603%	3,200	EUR	54	21	75		(1)

						$751	$525	$1,276		$(8)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$44	$832	$876	$(318)	$(1)	$(319)	$-

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	AUD	4,487	3,365	7/2/21	$–		$(105)	$(105)
Sell	Barclays Bank PLC	CAD	542	437	7/2/21	13		–	13
Sell	BNP Paribas SA	CAD	542	437	8/3/21	–	p	–	–	p
Buy	HSBC Bank USA NA	CNH	78,400	12,061	9/15/21	–		(138)	(138)
Buy	HSBC Bank USA NA	EUR	674	799	7/2/21	–		(18)	(18)
Sell	BNP Paribas SA	EUR	193,972	230,003	7/2/21	7,294		–	7,294
Sell	Goldman Sachs Bank USA	EUR	6,757	8,012	7/2/21	208		–	208
Sell	Royal Bank of Canada	EUR	200,055	237,372	8/3/21	29		–	29
Buy	HSBC Bank USA NA	GBP	50,181	69,415	7/2/21	–		(39)	(39)
Sell	Goldman Sachs Bank USA	GBP	48,598	67,226	7/2/21	1,479		–	1,479
Sell	HSBC Bank USA NA	GBP	1,220	1,688	7/2/21	37		–	37
Sell	UBS AG	GBP	363	502	7/2/21	10		–	10
Sell	HSBC Bank USA NA	GBP	50,181	69,422	8/3/21	38		–	38
Buy	JP Morgan Chase Bank NA	IDR	634,365	44	9/15/21	–		(1)	(1)
Sell	Barclays Bank PLC	JPY	35,600	320	7/2/21	5		–	5

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	BNP Paribas SA	JPY	35,600	321	8/3/21	$–	p	$–		$–	p
Buy	HSBC Bank USA NA	MXN	9,380	467	9/3/21	21		–		21
Sell	BNP Paribas SA	MXN	8,276	408	11/8/21	2		–		2
Buy	Goldman Sachs Bank USA	NOK	47,760	5,547	7/2/21	–		(153)		(153)
Buy	Bank of America NA	NOK	47,760	5,548	8/3/21	–		(24)		(24)
Sell	Bank of America NA	NOK	47,760	5,547	7/2/21	24		–		24
Buy	Goldman Sachs Bank USA	RUB	1,897	26	7/22/21	1		–		1
Buy	Goldman Sachs Bank USA	RUB	1,897	26	8/20/21	–		–	p	–	p
Buy	Bank of America NA	RUB	826	12	9/20/21	–		–	p	–	p
Buy	Goldman Sachs Bank USA	RUB	636	9	9/20/21	–		–	p	–	p
Buy	HSBC Bank USA NA	RUB	435	6	9/20/21	–		–	p	–	p
Buy	Barclays Bank PLC	SEK	45,925	5,366	7/2/21	–		(174)		(174)
Buy	Barclays Bank PLC	SEK	45,925	5,368	8/3/21	–		(4)		(4)
Buy	Goldman Sachs Bank USA	ZAR	927	64	9/15/21	–		(3)		(3)

						$9,161		$(659)		$8,502

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Atlantia SpA	JP Morgan Chase Bank NA	1.000%	6/26	1.130%	EUR	200	$(8)	$6	$(2)
Casino Guichard Perrachon SA	JP Morgan Chase Bank NA	5.000%	12/22	2.797%	EUR	100	4	–	4
Hochtief AG	Barclays Bank PLC	5.000%	12/25	0.944%	EUR	300	65	–	65
Hochtief AG	Barclays Bank PLC	5.000%	12/25	0.944%	EUR	400	87	(1)	86
Hochtief AG	BNP Paribas SA	5.000%	12/25	0.944%	EUR	300	65	–	65
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	0.944%	EUR	100	22	(1)	21
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	0.944%	EUR	600	130	(1)	129
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/25	0.944%	EUR	1,100	234	3	237
Intrum AB	Barclays Bank PLC	5.000%	12/24	2.293%	EUR	100	6	5	11
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	200	14	8	22
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	200	12	10	22
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	200	13	9	22
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	300	22	10	32
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	300	23	9	32
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	400	31	12	43
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	400	31	12	43
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	500	29	25	54
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	600	47	18	65
Intrum AB	Goldman Sachs International	5.000%	12/24	2.293%	EUR	600	40	25	65

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	2.293%	EUR	800	$47	$40	$87
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.293%	EUR	100	6	5	11
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.293%	EUR	100	6	5	11
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	2.293%	EUR	200	15	7	22
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.364%	USD	5,700	(240)	57	(183)
United Mexican States	Goldman Sachs International	1.000%	12/24	0.608%	USD	200	(1)	4	3
United Mexican States	JP Morgan Chase Bank NA	1.000%	6/26	0.938%	USD	100	(1)	1	–	p
United Mexican States	Morgan Stanley Capital Services	1.000%	12/24	0.608%	USD	100	(1)	2	1
United Mexican States	Morgan Stanley Capital Services	1.000%	12/25	0.833%	USD	300	(3)	5	2
United Mexican States	Morgan Stanley Capital Services	1.000%	6/26	0.938%	USD	500	(3)	4	1

							$692	$279	$971

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$9,161 $	1,156	$10,317	$(659)	–	$(185)	$(844)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Noble Finance Co.	2/5/21	$237	$503	0.04%

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

Æ	Security valued using significant unobservable inputs.

d	Restricted security – see accompanying table for additional details.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $323,200 representing 24.9% of the net assets.

¥	Foreign Bond — par value is foreign denominated

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2021, the aggregate value of these securities was $308,895 (in thousands), representing 23.7% of net assets.

b

Cash or securities with an aggregate value of $417,564 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 6/30/2021.

f	Defaulted Security

Þ	PIK—Payment In Kind. PIK rate of Constellation Oil Services Holding SA 10.000%. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.

µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

p	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,236,733 and the net unrealized appreciation of investments based on that cost was $60,315 which is comprised of $81,828 aggregate gross unrealized appreciation and $21,513 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$28,619	$-
Common Stocks
Energy	544	-	61
Convertible Corporate Bonds	-	5,677	-
Municipal Bonds	-	9,102	-
Corporate Bonds	-	714,540	-
Governments	-	218,603	-
Structured Products
Asset Backed Securities	-	87,418	-
Mortgage Backed	-	13,121	-
Short-Term Investments
Money Market Funds	4,331	-	-
All Others	-	194,254	-
Other Financial Instruments^
Futures	3,522	-	-
Forward Currency Contracts	-	9,161	-
Interest Rate Swaps	-	421	-
Credit Default Swaps	-	14,100	-
Total Assets:	$8,397	$1,295,016	$61
Liabilities:
Other Financial Instruments^
Futures	(71)	-	-
Forward Currency Contracts	-	(659)	-
Interest Rate Swaps	-	(883)	-
Credit Default Swaps	-	(2,619)	-
Reverse Repurchase
Agreements	-	(2,194)	-
Total Liabilities:	$(71)	$(6,355)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2021.

For the period ended June 30, 2021, there was a transfer from Level 3 to Level 2 in the amount of $60 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for the security that was previously not priced by a third party vendor.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Fixed Income	47.2%
Domestic Equity	36.5%
Foreign Equity	11.8%
Short-Term Investments & Other Net Assets	4.5%

Sector Allocation is subject to change.

The Portfolio may obtain its exposure to domestic and foreign equity securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Investment Companies (95.5%)	Shares/ Par+	Value $ (000’s)

Domestic Equity (36.5%)
iShares Core S&P 500 ETF	2,400	1,032
iShares Core S&P Mid-Cap ETF	20,450	5,496
iShares Russell 2000 ETF	76,900	17,639
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	41,404,605	76,516
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	41,344,315	80,084
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	20,099,489	91,935
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	20,987,787	85,126
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	63,566,979	87,913
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	40,063,245	87,578
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	67,780,039	77,202
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	23,093,986	102,607
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	56,721,280	108,394
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	7,377,912	26,516
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	11,215,378	28,711

Total		876,749

Fixed Income (47.2%)
iShares Core U.S. Aggregate Bond ETF	106,000	12,225
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	117,256,466	91,460
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	103,464,013	120,432
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	658,304,862	885,420
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	22,237,841	24,017

Total		1,133,554

Foreign Equity (11.8%)
iShares Core MSCI Emerging Markets ETF	160,200	10,732
iShares MSCI EAFE ETF	82,000	6,468
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	17,947,303	26,454
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	38,867,353	65,764

Investment Companies (95.5%)	Shares/ Par+	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	25,596,662	59,973
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	90,656,379	115,496

Total		284,887

Total Investment Companies
(Cost: $1,959,962)		2,295,190

Short-Term Investments (4.2%)

Commercial Paper (1.8%)
Apple, Inc. 0.000%, 8/12/21 144A	5,000,000	5,000
Exxon Mobil Corp. 0.000%, 7/26/21	5,000,000	5,000
0.000%, 7/27/21	6,000,000	5,999
Nestle Capital Corp. 0.000%, 7/22/21 144A	4,350,000	4,350
Societe Generale SA 0.000%, 7/2/21 144A	2,000,000	2,000
0.000%, 8/2/21 144A	2,000,000	2,000
0.000%, 8/9/21 144A	4,500,000	4,500
0.000%, 8/26/21 144A	3,000,000	2,999
Unilever Capital Corp. 0.000%, 7/1/21 144A	10,000,000	10,000
0.000%, 8/25/21 144A	500,000	500

Total		42,348

Investment Companies (1.9%)
JPMorgan Ultra-Short Income ETF	452,950	22,983
PIMCO Enhanced Short Maturity Active ETF	225,400	22,984

Total		45,967

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	12,657,025	12,657

Total		12,657

Total Short-Term Investments
(Cost: $101,005)		100,972

Total Investments (99.7%)
(Cost: $2,060,967)@		2,396,162

Other Assets, Less Liabilities (0.3%)		7,692

Net Assets (100.0%)		2,403,854

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $31,349 representing 1.3% of the net assets.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio

#	7-Day yield as of 6/30/2021.

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,060,967 and the net unrealized appreciation of investments based on that cost was $335,195 which is comprised of $335,228 aggregate gross unrealized appreciation and $33 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,295,190	$-	$-
Short-Term Investments
Commercial Paper	-	42,348	-
All Others	58,624	-	-
Total Assets:	$2,353,814	$42,348	$-

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio (unaudited)

Sector Allocation 6/30/21

Sector	% of Net Assets
Domestic Equity	47.5%
Fixed Income	32.1%
Foreign Equity	16.8%
Short-Term Investments & Other Net Assets	3.6%

Sector Allocation is subject to change.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

The U.S. federal funds rate has been subject to moderate increases over the course of the last three years. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

Investment Companies (96.4%)	Shares/ Par+	Value $ (000’s)

Domestic Equity (47.5%)
iShares Core S&P 500 ETF	1,400	602
iShares Core S&P Mid-Cap ETF	7,350	1,975
iShares Russell 2000 ETF	2,000	459
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	7,053,405	13,035
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	7,057,538	13,670
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	3,368,706	15,408
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	3,774,165	15,308
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,640,826	14,716
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	6,895,539	15,074
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	11,860,489	13,509
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	3,665,535	16,286
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,990,910	17,182
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,085,885	7,497
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,205,664	8,206

Total		152,927

Fixed Income (32.1%)
iShares Core U.S. Aggregate Bond ETF	14,100	1,626
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	24,036,438	18,748
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	13,837,706	16,107
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	47,420,053	63,780
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,039,305	3,283

Total		103,544

Foreign Equity (16.8%)
iShares Core MSCI Emerging Markets ETF	27,200	1,822
iShares MSCI EAFE ETF	13,200	1,041
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,238,291	4,773

Investment Companies (96.4%)	Shares/ Par+	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	7,249,947	12,267
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,025,478	11,775
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	17,710,154	22,563

Total		54,241

Total Investment Companies
(Cost: $255,596)		310,712

Short-Term Investments (3.5%)

Commercial Paper (1.8%)
Caterpillar Financial Services Corp. 0.000%, 7/6/21	1,500,000	1,500
Exxon Mobil Corp. 0.000%, 7/16/21	500,000	500
0.000%, 8/4/21	1,000,000	1,000
Societe Generale SA 0.000%, 8/9/21 144A	800,000	800
0.000%, 8/24/21 144A	700,000	700
Unilever Capital Corp. 0.000%, 7/1/21 144A	1,000,000	1,000
0.000%, 8/3/21 144A	500,000	500

Total		6,000

Investment Companies (1.3%)
JPMorgan Ultra-Short Income ETF	40,300	2,045
PIMCO Enhanced Short Maturity Active ETF	20,100	2,049

Total		4,094

Money Market Funds (0.4%)
State Street Institutional U.S. Government
Money Market Fund - Premier Class 0.030%#	1,147,070	1,147

Total		1,147

Total Short-Term Investments
(Cost: $11,244)		11,241

Total Investments (99.9%)
(Cost: $266,840)@		321,953

Other Assets, Less Liabilities (0.1%)		387

Net Assets (100.0%)		322,340

+	All par is stated in U.S. Dollar unless otherwise noted.

£	Affiliated Company

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the value of these securities (in thousands) was $3,000 representing 0.9% of the net assets.

#	7-Day yield as of 6/30/2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio

@

At June 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $266,840 and the net unrealized appreciation of investments based on that cost was $55,113 which is comprised of $55,143 aggregate gross unrealized appreciation and $30 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at June 30, 2021. See Note 3 for additional information on portfolio valuation.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Investment Companies	$310,712	$–	$–
Short-Term Investments
Commercial Paper	–	6,000	–
All Others	5,241	–	–
Total Assets:	$315,953	$6,000	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$1,360,401	$1,295,702	$800,699	$194,191	$5,004,157
Cash	–	–	–	–	5
Cash Collateral for Derivative Positions	–	–	–	–	2,958
Receivable for Portfolio Shares Sold	150	101	5	2	913
Receivable for Investment Securities Sold	1,503	7,622	6,335	–	–
Variation Margin Receivable	–	–	–	–	86
Prepaid Expenses and Other Assets	18	18	15	12	40
Dividends and Interest Receivable	93	1,275	361	165	2,877

Total Assets	1,362,165	1,304,718	807,415	194,370	5,011,036

Liabilities
Payable for Portfolio Shares Redeemed	605	522	266	13	1,773
Payable for Investment Securities Purchased	4,437	3,532	9,548	–	–
Investment Advisory Fees	483	696	290	128	840
Compliance Fees Payable	2	2	2	1	4
Accrued Expenses	43	42	37	23	70

Total Liabilities	5,570	4,794	10,143	165	2,687

Net Assets	$1,356,595	$1,299,924	$797,272	$194,205	$5,008,349

Represented By:
Aggregate Paid in Capital (10) (11)	$661,274	$444,827	$445,473	$114,908	$1,439,189
Total Distributable Earnings (Loss)	695,321	855,097	351,799	79,297	3,569,160

Net Assets for Shares Outstanding (10) (11)	$1,356,595	$1,299,924	$797,272	$194,205	$5,008,349

Net Asset Value, Offering and Redemption Price per Share	$4.06	$4.57	$2.19	$1.38	$7.60

(1) Unaffiliated Investments, at Cost	$800,981	$607,044	$566,498	$141,571	$1,719,467
(10) Shares Outstanding	334,440	284,221	364,659	140,456	659,013
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$230,259	$1,031,331	$861,583	$1,394,130	$1,275,518
Cash	–	–	–	–	7
Cash Collateral for Derivative Positions	–	–	–	–	3
Receivable for Portfolio Shares Sold	5	130	65	86	193
Receivable for Investment Securities Sold	843	–	2,166	–	–
Variation Margin Receivable	–	–	–	–	10
Receivable for Foreign Currency	75	–	–	–	–
Prepaid Expenses and Other Assets	12	16	16	18	27
Dividends and Interest Receivable	389	1,131	1,284	917	1,003

Total Assets	231,583	1,032,608	865,114	1,395,151	1,276,761

Liabilities
Payable for Portfolio Shares Redeemed	15	315	241	652	444
Payable for Investment Securities Purchased	590	–	1,570	–	–
Payable for Foreign Currency	3	–	–	–	–
Investment Advisory Fees	141	458	433	643	254
Compliance Fees Payable	2	2	2	2	2
Accrued Expenses	40	46	43	48	74

Total Liabilities	791	821	2,289	1,345	774

Net Assets	$230,792	$1,031,787	$862,825	$1,393,806	$1,275,987

Represented By:
Aggregate Paid in Capital (10) (11)	$173,646	$643,274	$567,376	$826,087	$708,507
Total Distributable Earnings (Loss)	57,146	388,513	295,449	567,719	567,480

Net Assets for Shares Outstanding (10) (11)	$230,792	$1,031,787	$862,825	$1,393,806	$1,275,987

Net Asset Value, Offering and Redemption Price per Share	$1.14	$1.85	$1.94	$4.44	$2.53

(1) Unaffiliated Investments, at Cost	$193,095	$754,987	$632,381	$1,044,491	$828,696
(10) Shares Outstanding	202,577	558,383	445,458	313,722	505,248
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio
Assets
Unaffiliated Investments, at Value (1)	$672,977	$854,342	$420,964	$672,451	$1,021,084
Foreign Currency, at Value (4)	–	–	–	–	386
Receivable for Portfolio Shares Sold	70	55	107	66	254
Receivable for Investment Securities Sold	879	2,993	–	2,885	719
Variation Margin Receivable	–	–	7	–	–
Receivable for Foreign Currency	173	–	–	–	2
Prepaid Expenses and Other Assets	14	16	25	14	16
Dividends and Interest Receivable	1,204	153	366	287	2,002

Total Assets	675,317	857,559	421,469	675,703	1,024,463

Liabilities
Payable for Portfolio Shares Redeemed	228	278	301	292	335
Payable for Investment Securities Purchased	608	4,551	–	3,439	4,585
Accrued Foreign Capital Gains Tax	–	–	–	–	53
Payable for Foreign Currency	4	–	–	–	7
Collateral from Counterparty	223	–	–	–	–
Investment Advisory Fees	424	400	85	516	539
Compliance Fees Payable	2	2	2	2	2
Accrued Expenses	72	50	49	51	110

Total Liabilities	1,561	5,281	437	4,300	5,631

Net Assets	$673,756	$852,278	$421,032	$671,403	$1,018,832

Represented By:
Aggregate Paid in Capital (10) (11)	$496,145	$451,436	$262,070	$361,735	$562,882
Total Distributable Earnings (Loss)	177,611	400,842	158,962	309,668	455,950

Net Assets for Shares Outstanding (10) (11)	$673,756	$852,278	$421,032	$671,403	$1,018,832

Net Asset Value, Offering and Redemption Price per Share	$1.91	$3.60	$1.85	$2.56	$2.34

(1) Unaffiliated Investments, at Cost	$563,956	$606,969	$289,899	$443,687	$644,276
(4) Foreign Currency, at Cost	–	–	–	–	386
(10) Shares Outstanding	352,523	236,997	228,113	262,150	434,858
(11) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio
Assets
Unaffiliated Investments, at Value (1)	$930,020	$1,907,481	$1,067,369	$384,099	$417,234
Investments in Repurchase Agreements, at Value (3)	–	–	–	169,000	–
Foreign Currency, at Value (4)	387	1,970	30	–	–
Receivable for Portfolio Shares Sold	167	215	149	765	2,817
Receivable for Investment Securities Sold	1,163	–	616	–	577
Variation Margin Receivable	–	–	–	–	6
Receivable for Foreign Currency	4	5	–	–	–
Prepaid Expenses and Other Assets	16	21	17	15	13
Dividends and Interest Receivable	3,270	5,901	2,405	36	1,656

Total Assets	935,027	1,915,593	1,070,586	553,915	422,303

Liabilities
Payable for Portfolio Shares Redeemed	260	534	461	751	66
Payable for Investment Securities Purchased	35	–	1,050	16,196	8,387
Accrued Foreign Capital Gains Tax	344	–	3,117	–	–
Variation Margin Payable	–	–	–	–	27
Collateral from Counterparty	–	–	–	–	60
Investment Advisory Fees	597	861	833	17	119
Compliance Fees Payable	2	2	2	2	2
Accrued Expenses	100	556	122	39	69

Total Liabilities	1,338	1,953	5,585	17,005	8,676

Net Assets	$933,689	$1,913,640	$1,065,001	$536,910	$413,627

Represented By:
Aggregate Paid in Capital (10) (11)	$633,863	$1,749,817	$671,267	$536,909	$397,165
Total Distributable Earnings (Loss)	299,826	163,823	393,734	1	16,462

Net Assets for Shares Outstanding (10) (11)	$933,689	$1,913,640	$1,065,001	$536,910	$413,627

Net Asset Value, Offering and Redemption Price per Share	$1.27	$1.69	$1.47	$1.00	$1.08

(1) Unaffiliated Investments, at Cost	$682,424	$1,584,446	$729,318	$384,099	$412,186
(3) Investments in Repurchase Agreements, at Cost	–	–	–	169,000	–
(4) Foreign Currency, at Cost	389	1,970	30	–	–
(10) Shares Outstanding	732,782	1,131,023	722,556	536,907	383,113
(11) Shares Authorized, $.01 Par Value	2,000,000	3,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio
Assets
Unaffiliated Investments, at Value (1)	$3,725,971	$174,228	$467,741	$839,695	$1,276,270
Cash	1,787	–	–	–	22
Foreign Currency, at Value (4)	–	–	–	–	4,956
Cash Collateral for Derivative Positions	–	408	–	–	7,702
Receivable for Portfolio Shares Sold	506	39	171	101	6,433
Receivable for Investment Securities Sold	334,816	5,306	8,231	–	50
Receivable for Financing Transactions	–	118,547	–	–	–
Variation Margin Receivable	–	86	105	–	876
Outstanding Swap Contracts, at Value (8)	–	–	2,028	–	1,156
Receivable for Foreign Currency	–	–	818	–	9,164
Prepaid Expenses and Other Assets	30	12	13	24	18
Dividends and Interest Receivable	11,416	893	1,041	13,154	11,598

Total Assets	4,074,526	299,519	480,148	852,974	1,318,245

Liabilities
Payable for Portfolio Shares Redeemed	5,854	102	235	4,138	377
Payable for Investment Securities Purchased	639,645	400	4,456	5,188	4,941
Payable for Financing Transactions	–	149,285	–	–	–
Accrued Foreign Capital Gains Tax	–	–	–	–	1
Variation Margin Payable	–	124	124	–	319
Payable to Custodian	–	6	–	–	–
Securities Sold Short, at Value (7)	–	5,351	–	–	–
Payable for Reverse Repurchase Agreements	–	–	–	–	2,194
Outstanding Swap Contracts, at Value (9)	–	–	2,210	–	185
Payable for Foreign Currency	–	–	–	–	689
Collateral from Counterparty	320	–	2,441	–	8,700
Investment Advisory Fees	904	70	208	319	781
Compliance Fees Payable	3	2	2	2	2
Deferred Income for Financing Transactions	–	16	–	–	–
Accrued Expenses	115	41	65	76	134

Total Liabilities	646,841	155,397	9,493	9,723	18,323

Net Assets	$3,427,685	$144,122	$470,655	$843,251	$1,299,922

Represented By:
Aggregate Paid in Capital (10) (11)	$3,164,652	$142,272	$425,908	$755,517	$1,207,435
Total Distributable Earnings (Loss)	263,033	1,850	44,747	87,734	92,487

Net Assets for Shares Outstanding (10) (11)	$3,427,685	$144,122	$470,655	$843,251	$1,299,922

Net Asset Value, Offering and Redemption Price per Share	$1.35	$1.12	$1.24	$0.78	$1.16

(1) Unaffiliated Investments, at Cost	$3,705,600	$183,915	$443,499	$807,182	$1,231,007
(4) Foreign Currency, at Cost	–	–	–	–	4,980
(7) Proceeds Received from Short Sales	–	5,349	–	–	–
(8) Premiums Paid on Swap Contracts	–	480	2	–	12,543
(9) Premiums Received from Swap Contracts	–	684	1	–	4,623
(10) Shares Outstanding	2,548,177	128,646	379,985	1,081,691	1,116,837
(11) Shares Authorized, $.01 Par Value	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL SERIES FUND, INC.

June 30, 2021 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio
Assets
Unaffiliated Investments, at Value (1)	$154,564	$18,766
Affiliated Investments, at Value (2)	2,241,598	303,187
Receivable for Portfolio Shares Sold	322	364
Receivable for Investment Securities Sold	16,559	2,092
Prepaid Expenses and Other Assets	24	13

Total Assets	2,413,067	324,422

Liabilities
Payable for Portfolio Shares Redeemed	349	134
Payable for Investment Securities Purchased	8,711	1,904
Investment Advisory Fees	109	15
Compliance Fees Payable	3	2
Accrued Expenses	41	27

Total Liabilities	9,213	2,082

Net Assets	$2,403,854	$322,340

Represented By:
Aggregate Paid in Capital (10) (11)	$1,856,191	$238,866
Total Distributable Earnings (Loss)	547,663	83,474

Net Assets for Shares Outstanding (10) (11)	$2,403,854	$322,340

Net Asset Value, Offering and Redemption Price per Share	$1.66	$1.39

(1) Unaffiliated Investments, at Cost	$145,301	$18,118
(2) Affiliated Investments, at Cost	1,915,666	248,722
(10) Shares Outstanding	1,451,481	232,113
(11) Shares Authorized, $.01 Par Value	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Investment Income
Income
Interest (1)	$1	$1	$–	$1	$6
Unaffiliated Dividends (1)	2,285	4,927	4,625	1,558	34,063

Total Income	2,286	4,928	4,625	1,559	34,069

Expenses
Investment Advisory Fees	2,644	4,404	1,575	709	4,670
Custodian Fees	20	35	13	9	19
Shareholder Reporting Fees	9	12	8	4	26
Audit Fees	14	13	14	11	20
Valuation Services	1	–	1	–	3
Compliance Fees	4	4	4	3	7
Directors Fees	23	23	20	17	40
Professional Fees	4	4	4	4	8
Trade Name Fees	–	–	–	–	12
Other Expenses	7	7	4	1	24

Total Expenses	2,726	4,502	1,643	758	4,829

Less Waived Fees:
Paid by Affiliate	(29)	(741)	(38)	(28)	(268)

Net Expenses	2,697	3,761	1,605	730	4,561

Net Investment Income (Loss)	(411)	1,167	3,020	829	29,508
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	81,689	38,522	54,450	12,797	61,958
Futures Contracts	–	–	–	–	7,291

Net Realized Gain (Loss) on Investments	81,689	38,522	54,450	12,797	69,249

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	72,718	121,092	44,152	4,701	565,202
Futures Contracts	–	–	–	–	51

Net Change in Unrealized Appreciation (Depreciation) of Investments	72,718	121,092	44,152	4,701	565,253

Net Gain (Loss) on Investments	154,407	159,614	98,602	17,498	634,502

Net Increase (Decrease) in Net Assets Resulting from Operations	$153,996	$160,781	$101,622	$18,327	$664,010

(1) Net of Foreign Tax	$4	$483	$43	$53	$3

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio
Investment Income
Income
Interest (1)	$–	$1	$51	$–	$2
Unaffiliated Dividends (1)	2,817	11,758	9,890	4,614	8,264

Total Income	2,817	11,759	9,941	4,614	8,266

Expenses
Investment Advisory Fees	780	2,617	2,650	3,565	1,531
Custodian Fees	24	11	13	18	14
Shareholder Reporting Fees	4	15	11	11	19
Audit Fees	13	12	13	14	14
Valuation Services	7	–	1	1	3
Compliance Fees	3	4	4	4	4
Directors Fees	18	22	21	24	22
Professional Fees	4	4	4	4	6
Trade Name Fees	–	–	–	–	46
Other Expenses	1	5	3	7	6

Total Expenses	854	2,690	2,720	3,648	1,665

Less Waived Fees:
Paid by Affiliate	(22)	(148)	(311)	(19)	(182)

Net Expenses	832	2,542	2,409	3,629	1,483

Net Investment Income (Loss)	1,985	9,217	7,532	985	6,783
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	15,188	61,739	43,159	45,043	61,617
Futures Contracts	–	–	–	–	3,463
Foreign Currency Transactions	193	–	3	–	–

Net Realized Gain (Loss) on Investments	15,381	61,739	43,162	45,043	65,080

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	11,600	46,553	90,801	67,473	121,066
Futures Contracts	–	–	–	–	(628)
Foreign Currency Transactions	182	–	(3)	–	–

Net Change in Unrealized Appreciation (Depreciation) of Investments	11,782	46,553	90,798	67,473	120,438

Net Gain (Loss) on Investments	27,163	108,292	133,960	112,516	185,518

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,148	$117,509	$141,492	$113,501	$192,301

(1) Net of Foreign Tax	$68	$–	$203	$2	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio	International Growth Portfolio
Investment Income
Income
Interest (1)	$2	$1	$1	$1	$11
Unaffiliated Dividends (1)	7,410	1,741	2,425	3,675	8,348

Total Income	7,412	1,742	2,426	3,676	8,359

Expenses
Investment Advisory Fees	2,771	2,237	444	2,809	2,802
Custodian Fees	28	15	19	16	75
Shareholder Reporting Fees	18	15	10	16	20
Audit Fees	14	13	13	12	15
Valuation Services	8	1	4	1	8
Compliance Fees	4	4	3	4	4
Directors Fees	20	21	18	20	21
Professional Fees	4	4	6	4	17
Trade Name Fees	–	–	13	–	–
Other Expenses	3	4	3	4	5

Total Expenses	2,870	2,314	533	2,886	2,967

Less Waived Fees:
Paid by Affiliate	(521)	–	–	(41)	–

Net Expenses	2,349	2,314	533	2,845	2,967

Net Investment Income (Loss)	5,063	(572)	1,893	831	5,392
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	58,867	71,646	16,274	50,296	40,632
Futures Contracts	–	–	(376)	–	–
Swap Contracts	–	–	1,688	–	–
Foreign Currency Transactions	99	–	–	–	15

Net Realized Gain (Loss) on Investments	58,966	71,646	17,586	50,296	40,647

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	29,615	(28,449)	59,981	47,418	43,133
Futures Contracts	–	–	575	–	–
Swap Contracts	–	–	(894)	–	–
Foreign Currency Transactions	504	–	–	–	(91)

Net Change in Unrealized Appreciation (Depreciation) of Investments	30,119	(28,449)	59,662	47,418	43,042

Net Gain (Loss) on Investments	89,085	43,197	77,248	97,714	83,689

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,148	$42,625	$79,141	$98,545	$89,081

(1) Net of Foreign Tax	$109	$–	$2	$6	$224

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Government Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest (1)	$(1)	$4	$2	$230	$3,512
Unaffiliated Dividends (1)	12,876	34,239	11,602	–	–

Total Income	12,875	34,243	11,604	230	3,512

Expenses
Investment Advisory Fees	3,409	6,129	5,314	822	639
Custodian Fees	71	102	97	19	26
Shareholder Reporting Fees	17	33	21	5	11
Audit Fees	14	16	15	13	15
Valuation Services	8	7	7	5	27
Compliance Fees	4	5	4	4	4
Directors Fees	21	26	22	20	19
Professional Fees	31	21	19	3	4
Other Expenses	5	9	5	3	2

Total Expenses	3,580	6,348	5,504	894	747

Less Waived Fees:
Paid by Affiliate	(227)	(1,558)	(793)	(666)	–

Net Expenses	3,353	4,790	4,711	228	747

Net Investment Income (Loss)	9,522	29,453	6,893	2	2,765
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	22,411	62,787	71,338	1	1,015
Futures Contracts	–	–	–	–	486
Foreign Currency Transactions	41	(50)	(339)	–	–

Net Realized Gain (Loss) on Investments	22,452	62,737	70,999	1	1,501

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	36,278	71,637	(16,351)	–	(2,954)
Futures Contracts	–	–	–	–	(151)
Foreign Currency Transactions	(153)	(192)	(9)	–	–

Net Change in Unrealized Appreciation (Depreciation) of Investments	36,125	71,445	(16,360)	–	(3,105)

Net Gain (Loss) on Investments	58,577	134,182	54,639	1	(1,604)

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,099	$163,635	$61,532	$3	$1,161

(1) Net of Foreign Tax	$(39)	$1,301	$445	$–	$–

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Select Bond Portfolio	Long – Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi -Sector Bond Portfolio
Investment Income
Income
Interest (1)	$24,194	$1,715	$7,538	$22,335	$21,240
Unaffiliated Dividends (1)	–	–	84	23	–

Total Income	24,194	1,715	7,622	22,358	21,240

Expenses
Investment Advisory Fees	5,052	383	1,170	1,736	4,610
Custodian Fees	41	19	19	12	84
Shareholder Reporting Fees	24	5	16	21	18
Audit Fees	22	17	17	18	23
Valuation Services	30	5	10	18	29
Compliance Fees	6	3	4	4	4
Directors Fees	34	17	19	21	23
Professional Fees	6	4	4	4	5
Interest Expense	–	20	–	–	26
Other Expenses	20	1	2	5	6

Total Expenses	5,235	474	1,261	1,839	4,828

Less Waived Fees:
Paid by Affiliate	(138)	–	(81)	–	(567)

Net Expenses	5,097	474	1,180	1,839	4,261

Net Investment Income (Loss)	19,097	1,241	6,442	20,519	16,979
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	982	(1,859)	6,127	(145)	6,199
Futures Contracts	–	2,349	1,060	–	(15,499)
Options Written	–	–	–	–	71
Short Sales	–	91	–	–	–
Swap Contracts	–	19	(4)	–	10,904
Foreign Currency Transactions	–	–	(1,898)	–	(6,847)

Net Realized Gain (Loss) on Investments	982	600	5,285	(145)	(5,172)

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(72,570)	(13,630)	(10,001)	11,156	(16,956)
Futures Contracts	–	(425)	(685)	–	3,808
Short Sales	–	102	–	–	–
Swap Contracts	–	381	7,583	–	(5,068)
Foreign Currency Transactions	–	–	1,123	–	12,068

Net Change in Unrealized Appreciation (Depreciation) of Investments	(72,570)	(13,572)	(1,980)	11,156	(6,148)

Net Gain (Loss) on Investments	(71,588)	(12,972)	3,305	11,011	(11,320)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,491)	$(11,731)	$9,747	$31,530	$5,659

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

	Balanced Portfolio	Asset Allocation Portfolio
Investment Income
Income
Interest (1)	$17	$2
Unaffiliated Dividends (1)	587	80

Total Income	604	82

Expenses
Investment Advisory Fees	3,548	798
Custodian Fees	9	9
Shareholder Reporting Fees	9	4
Audit Fees	18	14
Valuation Services	1	—
Compliance Fees	5	3
Directors Fees	29	18
Professional Fees	5	4
Other Expenses	13	1

Total Expenses	3,637	851

Less Waived Fees:
Paid by Affiliate	(2,956)	(720)
Net Expenses	681	131

Net Investment Income (Loss)	(77)	(49)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	8,476	1,710
Affiliated Investment Securities	38,033	4,043

Net Realized Gain (Loss) on Investments	46,509	5,753

Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities	(2,597)	(978)
Affiliated Investment Securities	78,136	17,749

Net Change in Unrealized Appreciation (Depreciation) of Investments	75,539	16,771

Net Gain (Loss) on Investments	122,048	22,524

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,971	$22,475

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$(411)	$49	$1,167	$1,975	$3,020	$6,178
Net Realized Gain (Loss) on Investments	81,689	54,774	38,522	125,701	54,450	54,967
Net Change in Unrealized Appreciation (Depreciation) of Investments	72,718	301,919	121,092	175,696	44,152	74,476

Net Increase (Decrease) in Net Assets Resulting from Operations	153,996	356,742	160,781	303,372	101,622	135,621

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(195,980)	–	(50,373)	–	(24,636)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(195,980)	–	(50,373)	–	(24,636)

Capital Transactions:
Shares Sold	26,361	45,556	24,869	59,733	9,828	22,905
Reinvestment of Distributions Paid	–	195,980	–	50,373	–	24,636
Shares Redeemed	(110,165)	(199,219)	(72,422)	(189,033)	(34,155)	(71,757)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(83,804)	42,317	(47,553)	(78,927)	(24,327)	(24,216)

Total Increase (Decrease) in Net Assets	70,192	203,079	113,228	174,072	77,295	86,769
Net Assets Beginning of Period	1,286,403	1,083,324	1,186,696	1,012,624	719,977	633,208

End of Period	$1,356,595	$1,286,403	$1,299,924	$1,186,696	$797,272	$719,977

Portfolio Share Transactions:
Shares Sold	7,105	13,216	5,938	16,862	4,832	14,085
Reinvestment of Distributions Paid	–	59,841	–	13,644	–	14,440
Shares Redeemed	(29,637)	(57,015)	(17,139)	(54,134)	(16,656)	(43,249)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(22,532)	16,042	(11,201)	(23,628)	(11,824)	(14,724)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$829	$1,226	$29,508	$62,303	$1,985	$3,767
Net Realized Gain (Loss) on Investments	12,797	12,450	69,249	124,699	15,381	1,679
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,701	2,686	565,253	495,371	11,782	607

Net Increase (Decrease) in Net Assets Resulting from Operations	18,327	16,362	664,010	682,373	29,148	6,053

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(10,592)	–	(139,079)	–	(10,823)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(10,592)	–	(139,079)	–	(10,823)

Capital Transactions:
Shares Sold	1,928	7,220	145,224	239,426	11,470	20,650
Reinvestment of Distributions Paid	–	10,592	–	139,079	–	10,823
Shares Redeemed	(6,614)	(17,971)	(220,614)	(369,350)	(21,824)	(20,255)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(4,686)	(159)	(75,390)	9,155	(10,354)	11,218

Total Increase (Decrease) in Net Assets	13,641	5,611	588,620	552,449	18,794	6,448
Net Assets Beginning of Period	180,564	174,953	4,419,729	3,867,280	211,998	205,550

End of Period	$194,205	$180,564	$5,008,349	$4,419,729	$230,792	$211,998

Portfolio Share Transactions:
Shares Sold	1,456	6,546	20,513	42,394	10,532	22,777
Reinvestment of Distributions Paid	–	9,577	–	23,469	–	12,065
Shares Redeemed	(4,994)	(15,787)	(31,082)	(64,668)	(19,667)	(22,038)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(3,538)	336	(10,569)	1,195	(9,135)	12,804

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Domestic Equity Portfolio		Equity Income Portfolio		Mid Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$9,217	$18,599	$7,532	$17,281	$985	$2,019
Net Realized Gain (Loss) on Investments	61,739	22,615	43,162	(705)	45,043	171,779
Net Change in Unrealized Appreciation (Depreciation) of Investments	46,553	(27,842)	90,798	(7,003)	67,473	99,912

Net Increase (Decrease) in Net Assets Resulting from Operations	117,509	13,372	141,492	9,573	113,501	273,710

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(57,933)	–	(63,828)	–	(52,240)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(57,933)	–	(63,828)	–	(52,240)

Capital Transactions:
Shares Sold	32,323	86,700	12,276	49,586	14,974	29,297
Reinvestment of Distributions Paid	–	57,933	–	63,828	–	52,240
Shares Redeemed	(64,117)	(74,776)	(78,464)	(85,890)	(79,233)	(112,200)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(31,794)	69,857	(66,188)	27,524	(64,259)	(30,663)

Total Increase (Decrease) in Net Assets	85,715	25,296	75,304	(26,731)	49,242	190,807
Net Assets Beginning of Period	946,072	920,776	787,521	814,252	1,344,564	1,153,757

End of Period	$1,031,787	$946,072	$862,825	$787,521	$1,393,806	$1,344,564

Portfolio Share Transactions:
Shares Sold	18,163	58,482	6,673	34,469	3,441	8,941
Reinvestment of Distributions Paid	–	39,707	–	45,690	–	15,850
Shares Redeemed	(35,826)	(48,392)	(42,971)	(56,283)	(18,202)	(33,225)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(17,663)	49,797	(36,298)	23,876	(14,761)	(8,434)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 400 Stock Portfolio		Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$6,783	$12,047	$5,063	$9,497	$(572)	$660
Net Realized Gain (Loss) on Investments	65,080	37,405	58,966	2,441	71,646	82,005
Net Change in Unrealized Appreciation (Depreciation) of Investments	120,438	88,149	30,119	2,425	(28,449)	130,687

Net Increase (Decrease) in Net Assets Resulting from Operations	192,301	137,601	94,148	14,363	42,625	213,352

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(56,269)	–	(9,956)	–	(39,514)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(56,269)	–	(9,956)	–	(39,514)

Capital Transactions:
Shares Sold	41,542	77,991	25,167	51,959	22,323	30,495
Reinvestment of Distributions Paid	–	56,269	–	9,956	–	39,514
Shares Redeemed	(73,325)	(93,413)	(45,962)	(57,433)	(53,116)	(75,271)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(31,783)	40,847	(20,795)	4,482	(30,793)	(5,262)

Total Increase (Decrease) in Net Assets	160,518	122,179	73,353	8,889	11,832	168,576
Net Assets
Beginning of Period	1,115,469	993,290	600,403	591,514	840,446	671,870

End of Period	$1,275,987	$1,115,469	$673,756	$600,403	$852,278	$840,446

Portfolio Share Transactions:
Shares Sold	16,996	45,756	13,884	37,414	6,258	11,794
Reinvestment of Distributions Paid	–	31,899	–	6,838	–	14,996
Shares Redeemed	(30,542)	(50,960)	(24,984)	(38,243)	(14,903)	(27,751)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(13,546)	26,695	(11,100)	6,009	(8,645)	(961)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Index 600 Stock Portfolio		Small Cap Value Portfolio		International Growth Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,893	$2,939	$831	$2,586	$5,392	$5,151
Net Realized Gain (Loss) on Investments	17,586	6,020	50,296	29,017	40,647	29,704
Net Change in Unrealized Appreciation (Depreciation) of Investments	59,662	31,689	47,418	20,993	43,042	106,591

Net Increase (Decrease) in Net Assets Resulting from Operations	79,141	40,648	98,545	52,596	89,081	141,446

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(15,825)	–	(35,987)	–	(16,639)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(15,825)	–	(35,987)	–	(16,639)

Capital Transactions:
Shares Sold	29,022	47,484	9,947	27,670	46,100	60,618
Reinvestment of Distributions Paid	–	15,825	–	35,987	–	16,639
Shares Redeemed	(31,233)	(34,141)	(52,168)	(70,721)	(40,591)	(93,935)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(2,211)	29,168	(42,221)	(7,064)	5,509	(16,678)

Total Increase (Decrease) in Net Assets	76,930	53,991	56,324	9,545	94,590	108,129
Net Assets
Beginning of Period	344,102	290,111	615,079	605,534	924,242	816,113

End of Period	$421,032	$344,102	$671,403	$615,079	$1,018,832	$924,242

Portfolio Share Transactions:
Shares Sold	16,409	41,370	4,022	16,477	20,942	33,344
Reinvestment of Distributions Paid	–	13,446	–	20,635	–	8,446
Shares Redeemed	(18,079)	(27,540)	(21,244)	(36,952)	(18,263)	(50,648)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(1,670)	27,276	(17,222)	160	2,679	(8,858)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Research International Core Portfolio		International Equity Portfolio		Emerging Markets Equity Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$9,522	$10,392	$29,453	$41,111	$6,893	$5,407
Net Realized Gain (Loss) on Investments	22,452	14,833	62,737	(250,648)	70,999	1,940
Net Change in Unrealized Appreciation (Depreciation) of Investments	36,125	82,425	71,445	170,374	(16,360)	220,945

Net Increase (Decrease) in Net Assets Resulting from Operations	68,099	107,650	163,635	(39,163)	61,532	228,292

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(30,940)	–	(56,976)	–	(18,235)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(30,940)	–	(56,976)	–	(18,235)

Capital Transactions:
Shares Sold	47,835	68,253	54,085	149,908	60,058	89,800
Reinvestment of Distributions Paid	–	30,940	–	56,976	–	18,235
Shares Redeemed	(73,246)	(69,787)	(83,899)	(123,960)	(80,687)	(128,004)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(25,411)	29,406	(29,814)	82,924	(20,629)	(19,969)

Total Increase (Decrease) in Net Assets	42,688	106,116	133,821	(13,215)	40,903	190,088
Net Assets
Beginning of Period	891,001	784,885	1,779,819	1,793,034	1,024,098	834,010

End of Period	$933,689	$891,001	$1,913,640	$1,779,819	$1,065,001	$1,024,098

Portfolio Share Transactions:
Shares Sold	38,952	67,304	32,780	107,989	41,764	90,152
Reinvestment of Distributions Paid	–	28,782	–	40,209	–	16,137
Shares Redeemed	(60,351)	(67,172)	(50,801)	(85,956)	(54,738)	(114,781)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(21,399)	28,914	(18,021)	62,242	(12,974)	(8,492)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Government Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$2	$1,420	$2,765	$6,974	$19,097	$56,772
Net Realized Gain (Loss) on Investments	1	3	1,501	2,746	982	169,614
Net Change in Unrealized Appreciation (Depreciation) of Investments	–	–	(3,105)	5,520	(72,570)	49,086

Net Increase (Decrease) in Net Assets Resulting from Operations	3	1,423	1,161	15,240	(52,491)	275,472

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	(2)	(1,423)	–	(8,186)	–	(108,721)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2)	(1,423)	–	(8,186)	–	(108,721)

Capital Transactions:
Shares Sold	167,593	443,083	52,325	85,625	225,254	422,239
Reinvestment of Distributions Paid	2	1,423	–	8,186	–	108,721
Shares Redeemed	(212,998)	(308,711)	(23,467)	(51,831)	(149,346)	(485,493)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(45,403)	135,795	28,858	41,980	75,908	45,467

Total Increase (Decrease) in Net Assets	(45,402)	135,795	30,019	49,034	23,417	212,218
Net Assets
Beginning of Period	582,312	446,517	383,608	334,574	3,404,268	3,192,050

End of Period	$536,910	$582,312	$413,627	$383,608	$3,427,685	$3,404,268

Portfolio Share Transactions:
Shares Sold	167,593	443,083	48,504	80,297	168,239	310,277
Reinvestment of Distributions Paid	2	1,423	–	7,664	–	80,237
Shares Redeemed	(212,998)	(308,711)	(21,753)	(48,697)	(111,578)	(362,003)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(45,403)	135,795	26,751	39,264	56,661	28,511

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,241	$2,384	$6,442	$5,263	$20,519	$43,223
Net Realized Gain (Loss) on Investments	600	21,534	5,285	3,962	(145)	(5,892)
Net Change in Unrealized Appreciation (Depreciation) of Investments	(13,572)	(2,718)	(1,980)	26,273	11,156	12,622

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,731)	21,200	9,747	35,498	31,530	49,953

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(11,663)	–	(7,844)	–	(47,246)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(11,663)	–	(7,844)	–	(47,246)

Capital Transactions:
Shares Sold	16,529	42,306	56,880	55,618	38,642	54,306
Reinvestment of Distributions Paid	–	11,663	–	7,844	–	47,246
Shares Redeemed	(14,609)	(32,427)	(19,361)	(48,859)	(52,124)	(125,183)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	1,920	21,542	37,519	14,603	(13,482)	(23,631)

Total Increase (Decrease) in Net Assets	(9,811)	31,079	47,266	42,257	18,048	(20,924)
Net Assets
Beginning of Period	153,933	122,854	423,389	381,132	825,203	846,127

End of Period	$144,122	$153,933	$470,655	$423,389	$843,251	$825,203

Portfolio Share Transactions:
Shares Sold	14,950	32,760	46,907	47,335	50,663	75,206
Reinvestment of Distributions Paid	–	9,285	–	6,597	–	66,079
Shares Redeemed	(13,167)	(25,020)	(15,940)	(42,550)	(68,106)	(174,093)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	1,783	17,025	30,967	11,382	(17,443)	(32,808)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL SERIES FUND, INC.

(in thousands)

	Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Change in Net Assets
Operations
Net Investment Income (Loss)	$16,979	$32,774	$(77)	$52,676	$(49)	$6,436
Net Realized Gain (Loss) on Investments	(5,172)	(8,245)	46,509	113,863	5,753	16,277
Net Change in Unrealized Appreciation (Depreciation) of Investments	(6,148)	36,162	75,539	96,326	16,771	13,395

Net Increase (Decrease) in Net Assets Resulting from Operations	5,659	60,691	121,971	262,865	22,475	36,108

Distributions to Shareholders from:
Net Investment Income & Net Realized Gain on Investments	–	(42,858)	–	(132,286)	–	(18,159)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	–	(42,858)	–	(132,286)	–	(18,159)

Capital Transactions:
Shares Sold	193,961	178,458	56,487	87,127	13,116	19,009
Reinvestment of Distributions Paid	–	42,858	–	132,286	–	18,159
Shares Redeemed	(48,209)	(112,462)	(141,991)	(236,840)	(19,943)	(36,163)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	145,752	108,854	(85,504)	(17,427)	(6,827)	1,005

Total Increase (Decrease) in Net Assets	151,411	126,687	36,467	113,152	15,648	18,954
Net Assets
Beginning of Period	1,148,511	1,021,824	2,367,387	2,254,235	306,692	287,738

End of Period	$1,299,922	$1,148,511	$2,403,854	$2,367,387	$322,340	$306,692

Portfolio Share Transactions:
Shares Sold	169,091	157,167	35,056	58,859	9,723	15,965
Reinvestment of Distributions Paid	–	38,233	–	90,236	–	15,402
Shares Redeemed	(41,969)	(102,415)	(88,204)	(161,177)	(14,857)	(30,510)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	127,122	92,985	(53,148)	(12,082)	(5,134)	857

The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows

NORTHWESTERN MUTUAL SERIES FUND, INC.

For the Six Months Ended June 30, 2021 (unaudited) (in thousands)

Long-Term U.S. Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,731)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(132,946)
Proceeds from Disposition of Investment Securities	93,116
Proceeds from Disposition (Purchase) of Short-Term Investments, net	6,412
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps	2,294
Proceeds from Securities Sold Short	19,987
Amortization (Accretion) of Premium/Discount, net	(107)
(Increase) Decrease in:
Receivable for Investment Securities Sold	75,094
Prepaid Expenses and Other Assets	(11)
Dividends and Interest Receivable	180
Increase (Decrease) in:
Accrued Expenses	24
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	13,630
Futures Contracts	425
Short Sales	(102)
Swap Contracts	(381)
Net Realized (Gain) Loss from:
Investment Securities	1,859
Futures Contracts	(2,349)
Paydowns	(10)
Short Sales	(91)
Swap Contracts	(19)

Total Adjustments	77,005

Net Cash (Used in) Provided by Operating Activities	65,274

Cash Flows from Financing Activities
Cash Received from Financing Transactions	1,532,540
Cash (Used for) Financing Transactions	(1,599,672)
Proceeds from Reverse Repurchase Agreements	2,398
Payments from Reverse Repurchase Agreements	(2,398)
Proceeds from Portfolio Shares Sold	16,603
Payment on Portfolio Shares Redeemed	(14,520)

Net Cash (Used in) Provided by Financing Activities	(65,049)

Net Increase (Decrease) in Cash and Cash Equivalents	225
Cash and Restricted Cash, Beginning of Period	183

Cash and Restricted Cash, End of Period	$408

Cash and Restricted Cash is the sum of Cash and Cash Collateral for Derivative Positions from the Statement of Assets and Liabilities. Supplemental disclosure of cash flow information:

Interest paid was $131 for the period ended June 30, 2021.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments
Growth Stock Portfolio
2021(j)	$3.60	$0.00	(e)	$0.46	$0.46	$–	$–
2020	3.18	0.00	(e)	1.04	1.04	(0.02)	(0.60)
2019	2.75	0.02		0.77	0.79	(0.02)	(0.34)
2018	3.03	0.02		0.08	0.10	(0.02)	(0.36)
2017	2.58	0.02		0.59	0.61	(0.03)	(0.13)
2016	2.81	0.03		0.04	0.07	(0.02)	(0.28)
Focused Appreciation Portfolio
2021(j)	$4.02	$0.00	(e)	$0.55	$0.55	$–	$–
2020	3.17	0.01		1.02	1.03	(0.02)	(0.16)
2019	2.57	0.02		0.78	0.80	(0.02)	(0.18)
2018	2.71	0.02		(0.07)	(0.05)	(0.01)	(0.08)
2017	2.08	0.02		0.68	0.70	(0.02)	(0.05)
2016	2.68	0.02		0.17	0.19	(0.01)	(0.78)
Large Cap Core Stock Portfolio
2021(j)	$1.91	$0.01		$0.27	$0.28	$–	$–
2020	1.62	0.02		0.34	0.36	(0.02)	(0.05)
2019	1.31	0.02		0.39	0.41	(0.02)	(0.08)
2018	1.96	0.02		(0.05)	(0.03)	(0.03)	(0.59)
2017	1.60	0.03		0.36	0.39	(0.03)	–
2016	1.54	0.03		0.09	0.12	(0.03)	(0.03)
Large Cap Blend Portfolio
2021(j)	$1.25	$0.01		$0.12	$0.13	$–	$–
2020	1.22	0.01		0.10	0.11	(0.06)	(0.02)
2019	1.09	0.06		0.20	0.26	(0.01)	(0.12)
2018	1.21	0.01		(0.06)	(0.05)	(0.01)	(0.06)
2017	1.07	0.01		0.20	0.21	(0.01)	(0.06)
2016	1.03	0.01		0.12	0.13	(0.01)	(0.08)
Index 500 Stock Portfolio
2021(j)	$6.60	$0.04		$0.96	$1.00	$–	$–
2020	5.79	0.09		0.94	1.03	(0.10)	(0.12)
2019	4.59	0.10		1.32	1.42	(0.09)	(0.13)
2018	4.93	0.09		(0.30)	(0.21)	(0.08)	(0.05)
2017	4.17	0.08		0.81	0.89	(0.08)	(0.05)
2016	3.88	0.08		0.37	0.45	(0.07)	(0.09)
Large Company Value Portfolio
2021(j)	$1.00	$0.01		$0.13	$0.14	$–	$–
2020	1.03	0.02		0.00 (e)	0.02	(0.02)	(0.03)
2019	0.89	0.02		0.21	0.23	(0.02)	(0.07)
2018	1.06	0.02		(0.09)	(0.07)	(0.02)	(0.08)
2017	1.02	0.02		0.08	0.10	(0.02)	(0.04)
2016	0.99	0.02		0.12	0.14	(0.02)	(0.09)
Domestic Equity Portfolio
2021(j)	$1.64	$0.02		$0.19	$0.21	$–	$–
2020	1.75	0.03		(0.04)	(0.01)	(0.03)	(0.07)
2019	1.55	0.03		0.28	0.31	(0.03)	(0.08)
2018	1.68	0.03		(0.07)	(0.04)	(0.03)	(0.06)
2017	1.54	0.03		0.18	0.21	(0.03)	(0.04)
2016	1.41	0.03		0.19	0.22	(0.03)	(0.06)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2021. (Unaudited)
(e)	Amount is less than $0.005.
(c)	Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$–	$4.06	12.54%	$1,356,595	0.42	%(c)	0.42	%(c)	(0.06	)%(c)	17%
(0.62)	3.60	34.97	1,286,403	0.43		0.42		0.00		24
(0.36)	3.18	29.68	1,083,324	0.43		0.42		0.71		116
(0.38)	2.75	1.26	898,626	0.43		0.42		0.68		48
(0.16)	3.03	24.27	959,854	0.43		0.42		0.78		58
(0.30)	2.58	2.47	837,980	0.43		0.43		0.97		66

$–	$4.57	13.87%	$1,299,924	0.74	%(c)	0.62	%(c)	0.19	%(c)	1%
(0.18)	4.02	32.55	1,186,696	0.75		0.62		0.19		21
(0.20)	3.17	31.97	1,012,624	0.75		0.63		0.58		7
(0.09)	2.57	(2.34)	849,169	0.75		0.63		0.65		7
(0.07)	2.71	33.62	945,385	0.75		0.63		0.66		4
(0.79)	2.08	5.87	771,800	0.76		0.63		0.83		9

$–	$2.19	14.33%	$797,272	0.44	%(c)	0.43	%(c)	0.81	%(c)	29%
(0.07)	1.91	22.74	719,977	0.45		0.44		0.98		72
(0.10)	1.62	31.19	633,208	0.45		0.44		1.19		54
(0.62)	1.31	(6.04)	518,971	0.45		0.44		1.23		65
(0.03)	1.96	24.87	592,577	0.45		0.44		1.56		101
(0.06)	1.60	7.57	514,495	0.45		0.45		1.96		7

$–	$1.38	10.29%	$194,205	0.81	%(c)	0.78	%(c)	0.88	%(c)	14%
(0.08)	1.25	10.05	180,564	0.83		0.80		0.77		28
(0.13)	1.22	23.97	174,953	0.82		0.82		4.92		24
(0.07)	1.09	(4.00)	154,435	0.82		0.82		1.20		25
(0.07)	1.21	19.02	176,221	0.81		0.81		0.75		16
(0.09)	1.07	13.99	164,752	0.82		0.81		0.97		21

$–	$7.60	15.13%	$5,008,349	0.21	%(c)	0.20	%(c)	1.26	%(c)	2%
(0.22)	6.60	18.18	4,419,729	0.21		0.20		1.63		5
(0.22)	5.79	31.18	3,867,280	0.21		0.20		1.81		4
(0.13)	4.59	(4.58)	3,009,141	0.21		0.20		1.74		4
(0.13)	4.93	21.52	3,222,137	0.21		0.21		1.82		3
(0.16)	4.17	11.73	2,678,914	0.21		0.21		1.97		3

$–	$1.14	13.79%	$230,792	0.76	%(c)	0.74	%(c)	1.76	%(c)	24%
(0.05)	1.00	2.64	211,998	0.78		0.76		2.02		84
(0.09)	1.03	27.66	205,550	0.77		0.75		1.86		62
(0.10)	0.89	(7.92)	173,350	0.76		0.74		1.89		61
(0.06)	1.06	11.10	199,836	0.75		0.73		2.15		53
(0.11)	1.02	15.36	195,773	0.75		0.72		2.07		80

$–	$1.85	12.55%	$1,031,787	0.54	%(c)	0.51	%(c)	1.84	%(c)	17%
(0.10)	1.64	0.73	946,072	0.55		0.53		2.25		33
(0.11)	1.75	20.77	920,776	0.54		0.53		2.08		12
(0.09)	1.55	(2.81)	772,465	0.54		0.53		1.92		14
(0.07)	1.68	13.78	819,213	0.55		0.54		1.91		12
(0.09)	1.54	14.98	720,940	0.55		0.55		2.00		12

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
Equity Income Portfolio
2021(j)	$1.63	$0.02		$0.29	$0.31	$–		$–
2020	1.78	0.04		(0.05)	(0.01)	(0.07)		(0.07)
2019	1.53	0.07		0.33	0.40	(0.04)		(0.11)
2018	1.86	0.04		(0.19)	(0.15)	(0.04)		(0.14)
2017	1.72	0.04		0.23	0.27	(0.04)		(0.09)
2016	1.56	0.04		0.24	0.28	(0.03)		(0.09)
Mid Cap Growth Stock Portfolio
2021(j)	$4.09	$0.00	(e)	$0.35	$0.35	$–		$–
2020	3.42	0.01		0.82	0.83	(0.01)		(0.15)
2019	2.69	0.01		0.87	0.88	(0.01)		(0.14)
2018	3.46	0.01		(0.17)	(0.16)	(0.00	)(e)	(0.61)
2017	2.88	0.00	(e)	0.59	0.59	(0.01)		–
2016	3.11	0.01		0.02	0.03	(0.01)		(0.25)
Index 400 Stock Portfolio
2021(j)	$2.15	$0.01		$0.37	$0.38	$–		$–
2020	2.02	0.02		0.23	0.25	(0.03)		(0.09)
2019	1.74	0.03		0.40	0.43	(0.02)		(0.13)
2018	2.11	0.03		(0.24)	(0.21)	(0.02)		(0.14)
2017	1.96	0.02		0.27	0.29	(0.02)		(0.12)
2016	1.77	0.02		0.33	0.35	(0.02)		(0.14)
Mid Cap Value Portfolio
2021(j)	$1.65	$0.01		$0.25	$0.26	$–		$–
2020	1.65	0.03		–	0.03	(0.03)		–
2019	1.43	0.03		0.37	0.40	(0.03)		(0.15)
2018	1.83	0.03		(0.23)	(0.20)	(0.03)		(0.17)
2017	1.73	0.03		0.16	0.19	(0.03)		(0.06)
2016	1.54	0.03		0.32	0.35	(0.03)		(0.13)
Small Cap Growth Stock Portfolio
2021(j)	$3.42	$0.00	(e)	$0.18	$0.18	$–		$–
2020	2.72	0.00	(e)	0.86	0.86	(0.00	)(e)	(0.16)
2019	2.35	0.00	(e)	0.79	0.79	(0.00	)(e)	(0.42)
2018	2.88	0.00	(e)	(0.28)	(0.28)	–		(0.25)
2017	2.39	0.00	(e)	0.52	0.52	(0.00	)(e)	(0.03)
2016	2.37	0.00	(e)	0.28	0.28	(0.01)		(0.25)
Index 600 Stock Portfolio
2021(j)	$1.50	$0.01		$0.34	$0.35	$–		$–
2020	1.43	0.01		0.13	0.14	(0.02)		(0.05)
2019	1.26	0.02		0.25	0.27	(0.00	)(e)	(0.10)
2018	1.45	0.02		(0.13)	(0.11)	(0.02)		(0.06)
2017	1.36	0.01		0.16	0.17	(0.03)		(0.05)
2016	1.13	0.01		0.29	0.30	(0.01)		(0.06)
Small Cap Value Portfolio
2021(j)	$2.20	$0.00	(e)	$0.36	$0.36	$–		$–
2020	2.17	0.01		0.15	0.16	(0.01)		(0.12)
2019	2.04	0.01		0.50	0.51	(0.01)		(0.37)
2018	2.54	0.01		(0.31)	(0.30)	(0.01)		(0.19)
2017	2.42	0.02		0.25	0.27	(0.02)		(0.13)
2016	2.10	0.02		0.61	0.63	(0.02)		(0.29)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2021. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$–	$1.94	18.47%	$862,825	0.65	%(c)	0.57	%(c)	1.79	%(c)	10%
(0.14)	1.63	1.20	787,521	0.66		0.59		2.48		30
(0.15)	1.78	26.61	814,252	0.65		0.61		4.21		18
(0.18)	1.53	(9.35)	704,674	0.65		0.61		2.25		17
(0.13)	1.86	16.24	844,398	0.65		0.62		2.04		21
(0.12)	1.72	19.17	798,167	0.66		0.64		2.42		23

$–	$4.44	8.55%	$1,393,806	0.53	%(c)	0.53	%(c)	0.14	%(c)	12%
(0.16)	4.09	25.41	1,344,564	0.54		0.54		0.18		47
(0.15)	3.42	33.01	1,153,757	0.54		0.54		0.28		30
(0.61)	2.69	(7.38)	943,370	0.54		0.54		0.19		33
(0.01)	3.46	20.29	1,097,433	0.54		0.54		0.14		148
(0.26)	2.88	0.83	983,395	0.54		0.54		0.29		57

$–	$2.53	17.44%	$1,275,987	0.27	%(c)	0.24	%(c)	1.11	%(c)	10%
(0.12)	2.15	13.37	1,115,469	0.28		0.26		1.31		18
(0.15)	2.02	25.88	993,290	0.28		0.26		1.38		16
(0.16)	1.74	(11.33)	792,780	0.28		0.26		1.29		18
(0.14)	2.11	15.96	896,559	0.28		0.26		1.22		18
(0.16)	1.96	20.38	773,157	0.28		0.27		1.31		19

$–	$1.91	15.75%	$673,756	0.88	%(c)	0.72	%(c)	1.55	%(c)	34%
(0.03)	1.65	1.67	600,403	0.89		0.75		1.79		76
(0.18)	1.65	29.21	591,514	0.89		0.75		1.74		44
(0.20)	1.43	(12.85)	471,943	0.89		0.76		1.50		62
(0.09)	1.83	11.81	564,624	0.88		0.76		1.79		46
(0.16)	1.73	23.23	518,217	0.89		0.77		1.71		54

$–	$3.60	5.06%	$852,278	0.55	%(c)	0.55	%(c)	(0.13	)%(c)	26%
(0.16)	3.42	33.47	840,446	0.56		0.56		0.10		60
(0.42)	2.72	35.69	671,870	0.56		0.56		0.13		42
(0.25)	2.35	(11.71)	520,622	0.56		0.56		0.10		52
(0.03)	2.88	21.61	627,901	0.56		0.56		(0.01)		43
(0.26)	2.39	12.25	545,052	0.58		0.58		0.19		44

$–	$1.85	23.23%	$421,032	0.27	%(c)	0.27	%(c)	0.96	%(c)	13%
(0.07)	1.50	10.93	344,102	0.31		0.31		1.10		28
(0.10)	1.43	22.44	290,111	0.31		0.31		1.25		33
(0.08)	1.26	(8.78)	221,803	0.31		0.31		1.06		38
(0.08)	1.45	12.93	222,348	0.33		0.33		1.04		36
(0.07)	1.36	26.12	173,883	0.36		0.35		1.00		52

$–	$2.56	16.26%	$671,403	0.87	%(c)	0.86	%(c)	0.25	%(c)	13%
(0.13)	2.20	9.29	615,079	0.88		0.88		0.50		28
(0.38)	2.17	25.89	605,534	0.88		0.87		0.48		25
(0.20)	2.04	(12.73)	530,072	0.88		0.87		0.43		22
(0.15)	2.54	11.65	673,234	0.88		0.86		0.56		15
(0.31)	2.42	32.39	647,830	0.89		0.88		0.93		24

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments
International Growth Portfolio
2021(j)	$2.14	$0.01		$0.19	$0.20	$–		$–
2020	1.85	0.01		0.32	0.33	(0.03)		(0.01)
2019	1.39	0.03		0.46	0.49	(0.02)		(0.01)
2018	1.59	0.02		(0.20)	(0.18)	(0.02)		–
2017	1.24	0.02		0.35	0.37	(0.02)		–
2016	1.30	0.02		(0.07)	(0.05)	(0.01)		–
Research International Core Portfolio
2021(j)	$1.18	$0.01		$0.08	$0.09	$–		$–
2020	1.08	0.01		0.13	0.14	(0.02)		(0.02)
2019	0.88	0.02		0.23	0.25	(0.02)		(0.03)
2018	1.04	0.02		(0.16)	(0.14)	(0.02)		–
2017	0.82	0.02		0.22	0.24	(0.02)		–
2016	0.85	0.02		(0.03)	(0.01)	(0.01)		(0.01)
International Equity Portfolio
2021(j)	$1.55	$0.03		$0.11	$0.14	$–		$–
2020	1.65	0.04		(0.09)	(0.05)	(0.05)		–
2019	1.58	0.05		0.14	0.19	(0.04)		(0.08)
2018	1.91	0.04		(0.32)	(0.28)	(0.05)		–
2017	1.60	0.04		0.31	0.35	(0.04)		–
2016	1.61	0.04		0.00 (e)	0.04	(0.03)		(0.02)
Emerging Markets Equity Portfolio
2021(j)	$1.39	$0.01		$0.07	$0.08	$–		$–
2020	1.12	0.01		0.28	0.29	(0.02)		–
2019	0.94	0.02		0.17	0.19	(0.01)		–
2018	1.10	0.01		(0.16)	(0.15)	(0.01)		–
2017	0.87	0.02		0.22	0.24	(0.01)		–
2016	0.80	0.01		0.07	0.08	(0.01)		–
Government Money Market Portfolio
2021(j)	$1.00	$0.00	(e)	$–	$0.00 (e)	$(0.00	)(e)	$–
2020	1.00	0.00	(e)	–	0.00 (e)	(0.00	)(e)	(0.00	)(e)
2019	1.00	0.02		–	0.02	(0.02)		(0.00	)(e)
2018	1.00	0.02		–	0.02	(0.02)		(0.00	)(e)
2017	1.00	0.01		0.00 (e)	0.01	(0.01)		(0.00	)(e)
2016	1.00	0.00	(e)	–	0.00 (e)	(0.00	)(e)	(0.00	)(e)
Short-Term Bond Portfolio
2021(j)	$1.08	$0.01		$(0.01)	$0.00 (e)	$–		$–
2020	1.06	0.02		0.02	0.04	(0.02)		–
2019	1.03	0.03		0.02	0.05	(0.02)		–
2018	1.03	0.02		–	0.02	(0.02)		–
2017	1.03	0.02		(0.01)	0.01	(0.01)		–
2016	1.03	0.01		–	0.01	(0.01)		–
Select Bond Portfolio
2021(j)	$1.37	$0.01		$(0.03)	$(0.02)	$–		$–
2020	1.30	0.02		0.10	0.12	(0.04)		(0.01)
2019	1.23	0.04		0.07	0.11	(0.04)		–
2018	1.26	0.03		(0.03)	0.00 (e)	(0.03)		–
2017	1.26	0.03		0.02	0.05	(0.03)		(0.02)
2016	1.25	0.02		0.03	0.05	(0.03)		(0.01)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(j)	For the six months ended June 30, 2021. (Unaudited)
(c)	Computed on an annualized basis.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions		Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$–		$2.34	9.54%	$1,018,832	0.62	%(c)	0.62	%(c)	1.13	%(c)	11%
(0.04)		2.14	17.91	924,242	0.63		0.63		0.64		21
(0.03)		1.85	34.80	816,113	0.64		0.64		1.79		21
(0.02)		1.39	(11.28)	626,082	0.65		0.65		1.28		33
(0.02)		1.59	30.03	697,581	0.67		0.67		1.32		20
(0.01)		1.24	(3.41)	523,122	0.71		0.71		1.67		26

$–		$1.27	7.87%	$933,689	0.79	%(c)	0.74	%(c)	2.10	%(c)	10%
(0.04)		1.18	13.46	891,001	0.81		0.76		1.36		25
(0.05)		1.08	28.25	784,885	0.82		0.77		2.32		18
(0.02)		0.88	(13.66)	595,585	0.82		0.77		1.88		24
(0.02)		1.04	28.21	658,005	0.86		0.81		1.74		28
(0.02)		0.82	(1.12)	499,649	0.92		0.88		1.99		41

$–		$1.69	9.23%	$1,913,640	0.68	%(c)	0.51	%(c)	3.15	%(c)	21%
(0.05)		1.55	(2.71)	1,779,819	0.68		0.54		2.59		65
(0.12)		1.65	12.60	1,793,034	0.68		0.54		3.33		43
(0.05)		1.58	(15.41)	1,604,068	0.68		0.54		2.36		31
(0.04)		1.91	22.30	1,927,673	0.70		0.57		2.40		21
(0.05)		1.60	2.89	1,628,267	0.71		0.62		2.65		16

$–		$1.47	5.89%	$1,065,001	1.06	%(c)	0.91	%(c)	1.33	%(c)	17%
(0.02)		1.39	26.86	1,024,098	1.10		0.95		0.67		31
(0.01)		1.12	20.60	834,010	1.11		0.99		2.40		22
(0.01)		0.94	(13.75)	675,350	1.11		1.00		1.27		17
(0.01)		1.10	27.84	718,281	1.18		1.06		1.61		98
(0.01)		0.87	9.06	521,800	1.25		1.16		1.24		47

$(0.00	)(e)	$1.00	–%	$536,910	0.33	%(c)	0.08	%(c)	0.00	%(c)	–%
(0.00	)(e)	1.00	0.31	582,312	0.33		0.25		0.26		–
(0.02)		1.00	1.94	446,517	0.33		0.33		1.91		–
(0.02)		1.00	1.54	443,474	0.34		0.34		1.53		–
(0.01)		1.00	0.60	439,438	0.33		0.33		0.59		–
(0.00	)(e)	1.00	0.13	501,635	0.32		0.32		0.11		–

$–		$1.08	0.37%	$413,627	0.38	%(c)	0.38	%(c)	1.40	%(c)	26	%(g)
(0.02)		1.08	4.29	383,608	0.39		0.39		1.96		49	(g)
(0.02)		1.06	4.38	334,574	0.39		0.39		2.47		56	(g)
(0.02)		1.03	1.36	306,541	0.39		0.39		2.14		41	(g)
(0.01)		1.03	1.33	293,514	0.42		0.41		1.60		46
(0.01)		1.03	1.67	269,833	0.43		0.43		1.33		37

$–		$1.35	(1.54)%	$3,427,685	0.31	%(c)	0.30	%(c)	1.13	%(c)	164	%(g)
(0.05)		1.37	8.98	3,404,268	0.31		0.30		1.75		340	(g)
(0.04)		1.30	8.65	3,192,050	0.31		0.30		2.76		403	(g)
(0.03)		1.23	(0.21)	2,967,993	0.31		0.31		2.74		294	(g)
(0.05)		1.26	3.58	2,943,934	0.32		0.31		2.15		390	(g)
(0.04)		1.26	3.06	2,839,045	0.32		0.31		1.91		525	(g)

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

NORTHWESTERN MUTUAL SERIES FUND, INC.

(For a share outstanding through the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments
Long-Term U.S. Government Bond Portfolio(s)
2021(j)	$1.21	$0.01		$(0.10)	$(0.09)	$–	$–
2020	1.12	0.02		0.17	0.19	(0.02)	(0.08)
2019	1.01	0.02		0.11	0.13	(0.02)	–
2018	1.08	0.03		(0.06)	(0.03)	(0.02)	(0.02)
2017	1.06	0.03		0.05	0.08	(0.02)	(0.04)
2016	1.08	0.03		(0.01)	0.02	(0.02)	(0.02)
Inflation Protection Portfolio(s)
2021(j)	$1.21	$0.02		$0.01	$0.03	$–	$–
2020	1.13	0.02		0.08	0.10	(0.02)	–
2019	1.06	0.02		0.08	0.10	(0.03)	–
2018	1.11	0.03		(0.06)	(0.03)	(0.02)	–
2017	1.09	0.02		0.01	0.03	(0.01)	(0.00	)(e)
2016	1.05	0.02		0.03	0.05	(0.01)	–
High Yield Bond Portfolio
2021(j)	$0.75	$0.02		$0.01	$0.03	$–	$–
2020	0.75	0.04		–	0.04	(0.04)	–
2019	0.69	0.04		0.06	0.10	(0.04)	–
2018	0.75	0.04		(0.06)	(0.02)	(0.04)	–
2017	0.74	0.04		0.01	0.05	(0.04)	–
2016	0.68	0.04		0.06	0.10	(0.04)	–
Multi-Sector Bond Portfolio(s)
2021(j)	$1.16	$0.02		$(0.02)	$0.00 (e)	$–	$–
2020	1.14	0.04		0.03	0.07	(0.05)	(0.00	)(e)
2019	1.05	0.04		0.10	0.14	(0.05)	–
2018	1.09	0.04		(0.05)	(0.01)	(0.03)	–
2017	1.05	0.04		0.04	0.08	(0.04)	–
2016	0.99	0.04		0.07	0.11	(0.05)	–
Balanced Portfolio
2021(j)	$1.57	$0.00	(e)	$0.09	$0.09	$–	$–
2020	1.49	0.04		0.13	0.17	(0.04)	(0.05)
2019	1.36	0.03		0.21	0.24	(0.04)	(0.08)
2018	1.47	0.03		(0.07)	(0.04)	(0.04)	(0.03)
2017	1.40	0.03		0.12	0.15	(0.03)	(0.05)
2016	1.38	0.02		0.07	0.09	(0.03)	(0.04)
Asset Allocation Portfolio
2021(j)	$1.29	$0.00	(e)	$0.10	$0.10	$–	$–
2020	1.22	0.03		0.12	0.15	(0.03)	(0.05)
2019	1.10	0.02		0.20	0.22	(0.03)	(0.08)
2018	1.21	0.03		(0.09)	(0.06)	(0.02)	(0.03)
2017	1.12	0.02		0.15	0.17	(0.03)	(0.05)
2016	1.11	0.02		0.06	0.08	(0.03)	(0.04)

(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(r)

Expense ratios are based on the direct expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’ expenses, please refer to the Fee and Expense table in the Prospectus.

(s)

The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios for the Long-Term U.S. Government Portfolio would be 0.64% and 0.64% respectively for the period ended June 30, 2021, 0.64% and 0.64% respectively in 2020, 0.67% and 0.65% respectively in 2019, 0.67% and 0.65% respectively in 2018, 0.67% and 0.65% respectively in 2017, 0.64% and 0.64% respectively in 2016. The ratios for the Multi-Sector Bond Portfolio would be 0.81% and 0.71% respectively for the period ended June 30, 2021, 0.81% and 0.72% respectively in 2020, 0.82% and 0.73% respectively in 2019, 0.81% and 0.74% respectively in 2018.

(j)	For the six months ended June 30, 2021. (Unaudited)
(c)	Computed on an annualized basis.
(g)	Portfolio Turnover Rate excludes the impact of TBA transactions.
(e)	Amount is less than $0.005.

The Accompanying Notes are an Integral Part of the Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets(r)		Ratio of Net Expenses to Average Net Assets(r)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$–	$1.12	(7.74)%	$144,122	0.67	%(c)	0.67	%(c)	1.76	%(c)	2	%(g)
(0.10)	1.21	17.37	153,933	0.94		0.94		1.61		157	(g)
(0.02)	1.12	13.17	122,854	1.25		1.23		2.06		5	(g)
(0.04)	1.01	(2.04)	111,468	0.90		0.89		2.48		43	(g)
(0.06)	1.08	8.28	115,713	0.94		0.92		2.64		51	(g)
(0.04)	1.06	1.09	110,391	0.77		0.77		2.19		126	(g)

$–	$1.24	2.14%	$470,655	0.57	%(c)	0.54	%(c)	2.92	%(c)	41%
(0.02)	1.21	9.57	423,389	0.58		0.55		1.34		56
(0.03)	1.13	9.02	381,132	0.59		0.55		2.13		40
(0.02)	1.06	(2.61)	349,571	0.59		0.55		2.55		23
(0.01)	1.11	3.58	401,711	0.61		0.57		2.05		21
(0.01)	1.09	4.68	326,927	0.64		0.59		1.55		34

$–	$0.78	3.86%	$843,251	0.44	%(c)	0.44	%(c)	4.94	%(c)	19%
(0.04)	0.75	6.64	825,203	0.45		0.45		5.36		42
(0.04)	0.75	14.97	846,127	0.45		0.45		5.73		33
(0.04)	0.69	(2.71)	763,366	0.45		0.45		5.65		23
(0.04)	0.75	6.88	811,878	0.45		0.45		5.48		32
(0.04)	0.74	14.59	756,947	0.47		0.46		5.83		36

$–	$1.16	0.34%	$1,299,922	0.81	%(c)	0.71	%(c)	2.85	%(c)	12%
(0.05)	1.16	6.13	1,148,511	0.82		0.73		3.23		30	(g)
(0.05)	1.14	14.04	1,021,824	0.83		0.74		3.53		30	(g)
(0.03)	1.05	(1.30)	874,943	0.82		0.75		3.67		37	(g)
(0.04)	1.09	8.38	840,981	0.82		0.75		4.06		49
(0.05)	1.05	11.09	689,849	0.84		0.78		3.86		43

$–	$1.66	5.28%	$2,403,854	0.31	%(c)	0.06	%(c)	(0.01	)%(c)	8%
(0.09)	1.57	12.49	2,367,387	0.31		0.06		2.40		28
(0.11)	1.49	17.92	2,254,235	0.31		0.06		2.14		17
(0.07)	1.36	(3.45)	2,065,353	0.31		0.06		2.25		27
(0.08)	1.47	11.98	2,307,470	0.31		0.06		1.75		17
(0.07)	1.40	6.58	2,202,834	0.31		0.07		1.73		24

$–	$1.39	7.42%	$322,340	0.55	%(c)	0.08	%(c)	(0.03	)%(c)	6%
(0.08)	1.29	13.43	306,692	0.57		0.09		2.32		29
(0.10)	1.22	21.08	287,738	0.57		0.09		1.96		15
(0.05)	1.10	(4.88)	249,511	0.57		0.09		2.24		32
(0.08)	1.21	14.87	277,213	0.57		0.09		1.68		22
(0.07)	1.12	7.79	250,399	0.58		0.09		1.69		26

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements (unaudited)

NOTE 1. ORGANIZATION

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds). The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2017 to 2020) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one

Notes to Financial Statements (unaudited)

or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

F. New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standards Update 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”) which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management is evaluating implications of this guidance on the financial statements in light of the status of the reference rate transitioning described therein.

NOTE 3. SECURITY VALUATION

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

•	Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

•

Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

•	Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

•

Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

•

Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

Notes to Financial Statements (unaudited)

•	Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

•

Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

•

Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

•

Money market investments, other than in the Government Money Market Portfolio, are generally valued by a pricing service. All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

•

Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

•

Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

•

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”). Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2021 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and

Notes to Financial Statements (unaudited)

details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2021, there were no Portfolios that owned a material amount of Level 3 securities.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Board has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser, Northwestern Mutual in its capacity as fund administrator, and State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing policy and procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Notes to Financial Statements (unaudited)

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2021, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan

Notes to Financial Statements (unaudited)

agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. As of June 30, 2021, there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. As of June 30, 2021, there were reverse repurchase agreements held in the Multi-Sector Bond Portfolio.

NOTE 5. DERIVATIVE INSTRUMENTS

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums

Notes to Financial Statements (unaudited)

received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

Notes to Financial Statements (unaudited)

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2021, are (amounts in thousands):

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	$86	Payables – Variation Margin (Futures)	$-
Large Company Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	75	Payables – Foreign Currency	3
Index 400 Stock Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	10	Payables – Variation Margin (Futures)	-
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	173	Payables – Foreign Currency	4
Index 600 Portfolio
Equity contracts	Receivables – Variation Margin (Futures)	7	Payables – Variation Margin (Futures)	-
International Growth Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	2	Payables – Foreign Currency	7

Notes to Financial Statements (unaudited)

	Asset Derivatives		Liability Derivatives
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Research International Core Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	$4	Payables – Foreign Currency	$-
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	5	Payables – Foreign Currency	-
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Variation Margin (Futures)	6	Payables – Variation Margin (Futures)	27
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Variation Margin (Futures)	52	Payables – Variation Margin (Futures)	71
Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	34	Payables – Variation Margin (Cleared Swap)	53
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency	818	Payables – Foreign Currency	-
Interest rate contracts	Receivables – Variation Margin (Futures)	19	Payables – Variation Margin (Futures)	124
Inflation contracts	Receivables – Variation Margin (Cleared Swap)	86	Payables – Variation Margin (Cleared Swap)	-
Inflation contracts	Receivables – Outstanding Swaps Contracts, at Value	2,028	Payables – Outstanding Swaps Contracts, at Value	2,210
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	1,156	Payables – Outstanding Swaps Contracts, at Value	185
Credit contracts	Receivables – Variation Margin (Cleared Swap)	-	Payables – Variation Margin (Cleared Swap)	234
Foreign exchange contracts	Receivables – Foreign Currency	9,164	Payables – Foreign Currency	689
Interest rate contracts	Receivables – Variation Margin (Futures)	832	Payables – Variation Margin (Futures)	1
Interest rate contracts	Receivables – Variation Margin (Cleared Swap)	44	Payables – Variation Margin (Cleared Swap)	84

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2021 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$7,291	$-	$-	$7,291
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	193	-	193
Equity Income Portfolio
Foreign currency exchange contracts	-	-	3	-	3
Index 400 Stock Portfolio
Equity contracts	-	3,463	-	-	3,63
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	99	-	99
Index 600 Stock Portfolio
Equity contracts	-	(376)	-	1,688	1,312
International Growth Portfolio
Foreign currency exchange contracts	-	-	15	-	15
Research International Core Portfolio
Foreign currency exchange contracts	-	-	41	-	41

Notes to Financial Statements (unaudited)

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
International Equity Portfolio
Foreign currency exchange contracts	$-	$-	$(50)	$-	$(50)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(339)	-	(339)
Short-Term Bond Portfolio
Interest rate contracts	-	486	-	-	486
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	2,349	-	19	2,368
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	(1,898)	-	(1,898)
Inflation contracts	-	-	-	(4)	(4)
Interest rate contracts	-	1,060	-	-	1,060
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	9,192	9,192
Foreign currency exchange contracts	-	-	(6,847)	-	(6,847)
Interest rate contracts	71	(15,499)	-	1,712	(13,716)

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2021 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$51	$-	$-	$51
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	182	-	182
Equity Income Portfolio
Foreign currency exchange contracts	-	-	(3)	-	(3)
Index 400 Stock Portfolio
Equity contracts	-	(628)	-	-	(628)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	504	-	504
Index 600 Stock Portfolio
Equity Contracts	-	575	-	(894)	(319)
International Growth Portfolio
Foreign currency exchange contracts	-	-	(91)	-	(91)
Research International Core Portfolio
Foreign currency exchange contracts	-	-	(153)	-	(153)
International Equity Portfolio
Foreign currency exchange contracts	-	-	(192)	-	(192)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(9)	-	(9)
Short-Term Bond Portfolio
Interest rate contracts	-	(151)	-	-	(151)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	(425)	-	381	(44)
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	1,123	-	1,123
Interest rate contracts	-	(685)	-	-	(685)
Inflation contracts	-	-	-	7,583	7,583

Notes to Financial Statements (unaudited)

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Multi-Sector Bond Portfolio
Credit contracts	$-	$-	$-	$(5,748)	$(5,748)
Foreign currency exchange contracts	-	-	12,068	-	12,068
Interest rate contracts	-	3,808	-	680	4,488

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2021 are:

Portfolio	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional (Amounts in Thousands)
	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	-	183	-	-	-
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	20,081	-	-
Equity Income Portfolio
Foreign currency exchange contracts	-	-	-	-	-
Index 400 Stock Portfolio
Equity contracts	-	44	-	-	-
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	51,368	-	-
Index 600 Stock Portfolio
Equity contracts	-	42	-	4,229	-
International Growth Portfolio
Foreign currency exchange contracts	-	-	665	-	-
Research International Core Portfolio
Foreign currency exchange contracts	-	-	137	-	-
International Equity Portfolio
Foreign currency exchange contracts	-	-	8	-	-
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	105	-	-
Short-Term Bond Portfolio
Interest rate contracts	-	482	-	-	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	229	-	34,930	-
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	31,734	-	-
Interest rate contracts	-	332	-	-	-
Inflation contracts	-	-	-	175,750	-
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	257,568	-
Foreign currency exchange contracts	-	-	754,718	-	-
Interest rate contracts	38	2,440	-	118,220	7,257

Notes to Financial Statements (unaudited)

NOTE 6. PORTFOLIO RISK

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

LIBOR

Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. Various financial industry groups are planning for the transition away from LIBOR to a new reference rate such as the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR but there are various challenges to converting certain securities and transactions to a new reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and could lead to significant short-term and long-term uncertainty and market instability. Uncertainty remains regarding the effects of implementing replacement reference rates for LIBOR on the Fund, issuers of instruments in which the Fund invests and financial markets generally. Changes accompanying the transition to a new reference rate may have an adverse impact on a Fund’s investments, performance or financial condition.

COVID-19

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 led to increased short-term market volatility during 2020 and may result in additional adverse effects on the U.S. and world economies and markets in general. COVID-19 adversely affected the value of the Portfolios’ investments during 2020 and may have future adverse impact on Portfolio investments in the future. Because of the uncertainties regarding the ongoing impact of COVID-19 on the global economy, and business operations, and securities markets, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Portfolios and their investments will depend on future developments, including the duration and spread of the COVID-19 pandemic, related restrictions and advisories, the effectiveness of responsive measures by individual countries (such as vaccine distribution), and the effects of the pandemic on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements

Notes to Financial Statements (unaudited)

may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances. Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2021, has been limited such that the net amount cannot be less than zero.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:

Large Company Value Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Morgan Stanley Capital Services, Inc.	$75	$-	$75	$(3)	$-	$(3)	$72	$-	$72

Total	$75	$-	$75	$(3)	$-	$(3)	$72	$-	$72

Mid Cap Value Portfolio
	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Morgan Stanley Capital Services, Inc.	$173	$-	$173	$(4)	$-	$(4)	$169	$(169)	$-

Total	$173	$-	$173	$(4)	$-	$(4)	$169	$(169)	$-

Inflation Protection Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$-	$383	$383	$-	$(561)	$(561)	$(178)	$140	$(38)
Barclays Bank PLC	-	-	-	-	(1,649)	(1,649)	(1,649)	-	(1,649)
Goldman Sachs International	-	1,645	1,645	-	-	-	1,645	(1,590)	55
Morgan Stanley Capital Services, Inc.	818	-	818	-	-	-	818	(604)	214

Total	$818	$2,028	$2,846	$-	$(2,210)	$(2,210)	$636	$(2,054)	$(1,418)

Notes to Financial Statements (unaudited)

Multi-Sector Bond Portfolio

	Derivative Assets (000’s)			Derivative Liabilities (000’s)
Counterparty	Forward Contacts	Swaps	Total Assets	Forward Contacts	Written Options	Swaps	Total Liabilities	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of America NA	$24	$-	$24	$(129)	$-	$-	$(129)	$(105)	$-	$(105)
Barclays Bank PLC	21	162	183	(178)	-	(183)	(361)	(178)	-	(178)
BNP Paribas SA	7,296	65	7,361	-	-	-	-	7,361	(6,440)	921
Goldman Sachs International	-	403	403	-	-	-	-	403	(280)	123
Goldman Sachs Bank USA	1,688	-	1,688	(156)	-	-	(156)	1,532	(1,350)	182
HSBC Bank USA NA	96	-	96	(195)	-	-	(195)	(99)	99	-
JP Morgan Chase Bank NA	-	478	478	(1)	-	(2)	(3)	475	(475)	-
Morgan Stanley Capital Services, Inc.	-	48	48	-	-	-	-	48	-	48
Royal Bank of Scotland PLC	29	-	29	(30)	-	-	(30)	(1)	-	(1)
UBS AG	10	-	10	-	-	-	-	10	-	10

Total	$9,164	$1,156	$10,320	$(689)	$-	$(185)	$(874)	$9,446	$(8,446)	$1,000

The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:

Government Money Market Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Bank of Montreal	$20,000	$-	$-	$20,000	$(20,000)	$-
Bank of Nova Scotia	12,000	-	-	12,000	(12,000)	-
BNP Paribas SA	40,000	-	-	40,000	(40,000)	-
Citigroup Global Markets	21,000	-	-	21,000	(21,000)	-
Goldman Sachs International	15,000	-	-	15,000	(15,000)	-
Mitsubishi UFJ Securities USA	10,000	-	-	10,000	(10,000)	-
Mizuho Bank	22,000	-	-	22,000	(22,000)	-
Natixis SA	10,000	-	-	10,000	(10,000)	-
TD Securities USA	19,000	-	-	19,000	(19,000)	-

Total	$169,000	$-	$-	$169,000	$(169,000)	$-

Long-Term US Government Bond Portfolio

Counterparty	Payable for Short Sales	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Credit Suisse AG	$(5,351)	$-	$-	$(5,351)	$-	$(5,351)
Goldman Sachs International	-	-	(143,706)	(143,706)	143,704	(2)
Morgan Stanley Capital
Services, Inc.	-	-	(5,579)	(5,579)	5,579	-

Total	$(5,351)	$-	$(149,285)	$(154,636)	$149,283	$(5,353)

The Long-Term US Government Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2021 was $60,737 (amount in thousands) at a weighted average interest rate of 0.021%. Average borrowings include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Multi-Sector Bond Portfolio

Counterparty	Investment in Repurchase Agreements	Payable for Reverse Repurchase Agreements	Payable for Financing Transactions	Net Market Value	Collateral Pledged/ (Received)	Net Exposure
Barclays Bank PLC	$-	$(2,194)	$-	$(2,194)	$2,194	$-

Total	$-	$(2,194)	$-	$(2,194)	$2,194	$-

Notes to Financial Statements (unaudited)

The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2021 was $194 (amount in thousands) at a weighted average interest rate of (0.750)%. Average borrowings include reverse repurchase agreements and sale-buyback transactions, if held during the period.

NOTE 7. INVESTMENT ADVISORY, SUB-ADVISORY, AND COMPLIANCE FEES

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Government Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Large Company Value Portfolio	0.72%	0.67%	0.62%
Domestic Equity Portfolio	0.65%	0.55%	0.50%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Notes to Financial Statements (unaudited)

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

For certain Portfolios, MSA contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and antitrust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2022
Large Cap Blend Portfolio	0.85%	April 30, 2022
Large Company Value Portfolio	0.80%	April 30, 2022
Domestic Equity Portfolio	0.75%	April 30, 2022
Equity Income Portfolio	0.75%	April 30, 2022
Mid Cap Value Portfolio	1.00%	April 30, 2022
Index 600 Stock Portfolio	0.35%	April 30, 2022
Small Cap Value Portfolio	1.00%	April 30, 2022
International Growth Portfolio	1.10%	April 30, 2022
Research International Core Portfolio	1.15%	April 30, 2022
Emerging Markets Equity Portfolio	1.50%	April 30, 2022
Short-Term Bond Portfolio	0.45%	April 30, 2022
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2022
Inflation Protection Portfolio	0.65%	April 30, 2022
Multi-Sector Bond Portfolio	0.90%	April 30, 2022
Asset Allocation Portfolio	0.75%	April 30, 2022

Growth Stock Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Focused Appreciation Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Large Cap Core Stock Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Large Cap Blend Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $150 million, 0.62% on the next $200 million, and 0.56% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Notes to Financial Statements (unaudited)

Index 500 Stock Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Large Company Value Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.70% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Domestic Equity Portfolio — For the period from January 1, 2021 through April 30, 2021, MSA agreed to waive a portion of its management fee such that the management fee was 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.45% on the next $500 million, and 0.43% on the average net assets in excess of $1 billion. Effective May 1, 2021, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Equity Income Portfolio — For the period from January 1, 2021 through April 30, 2021, MSA agreed to waive a portion of its management fee such that the management fee was 0.58% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. Effective May 1, 2021, MSA has agreed to waive a portion of its management fee such that the management fee is 0.56% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Mid Cap Growth Stock Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and 0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Index 400 Stock Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Mid Cap Value Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, 0.67% on the next $350 million, and 0.64% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Small Cap Value Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

International Growth Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Research International Core Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.83% on the Portfolio’s first $150 million of average net assets, 0.77% on the next $150 million, 0.70% on the next $200 million, and 0.63% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

International Equity Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.69% on the Portfolio’s first $50 million of average net assets, 0.54% on the next $450 million, 0.52% on the next $500 million, 0.46% on the next $500 million, and 0.40% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Notes to Financial Statements (unaudited)

Emerging Markets Equity Portfolio — MSA agreed to waive a portion of its management fee such that its management fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.84% on the next $500 million, and 0.78% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Government Money Market Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022. In addition, MSA has voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Government Money Market Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver is reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Select Bond Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Long-Term U.S. Government Bond Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Inflation Protection Portfolio — MSA agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

High Yield Bond Portfolio — MSA agreed to waive a portion of its management fee such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Multi-Sector Bond Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, 0.70% on the next $250 million, and 0.65% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Balanced Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Asset Allocation Portfolio — MSA has agreed to waive a portion of its management fee such that the management fee is 0.05% on all average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2022.

Waivers are not recoupable in future periods.

With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.

Notes to Financial Statements (unaudited)

NOTE 8. FEDERAL INCOME TAX MATTERS

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2020 is provided below:

	Short-Term Loss Carryover	Long-Term Loss Carryover	Losses Utilized
	(Amounts in thousands)
Equity Income Portfolio	$52	$74	$-
Mid Cap Value Portfolio	-	-	972
International Equity Portfolio	57,003	225,051	-
Emerging Markets Equity Portfolio	-	22,115	3,539
Short-Term Bond Portfolio	-	-	2,171
Inflation Protection Portfolio	-	-	3,162
High Yield Bond Portfolio	-	8,872	-
Multi-Sector Bond Portfolio	-	-	6

Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2020 was as follows:

	2020 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$7,243	$188,737
Focused Appreciation Portfolio	5,853	44,520
Large Cap Core Stock Portfolio	8,189	16,446
Large Cap Blend Portfolio	8,282	2,310
Index 500 Stock Portfolio	66,724	72,356
Large Company Value Portfolio	4,036	6,787
Domestic Equity Portfolio	17,733	40,200
Equity Income Portfolio	33,847	29,982
Mid Cap Growth Stock Portfolio	3,099	49,141
Index 400 Stock Portfolio	12,712	43,558
Mid Cap Value Portfolio	9,956	-
Small Cap Growth Stock Portfolio	8,721	30,794
Index 600 Stock Portfolio	5,826	9,999
Small Cap Value Portfolio	4,704	31,283
International Growth Portfolio	13,439	3,199
Research International Core Portfolio	17,093	13,848
International Equity Portfolio	56,976	-
Emerging Markets Equity Portfolio	18,235	-
Government Money Market Portfolio	1,423	-
Short-Term Bond Portfolio	8,186	-
Select Bond Portfolio	108,721	-
Long-Term U.S. Government Bond Portfolio	9,500	2,162

Notes to Financial Statements (unaudited)

	2020 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
Inflation Protection Portfolio	$7,844	$-
High Yield Bond Portfolio	47,246	-
Multi-Sector Bond Portfolio	42,792	66
Balanced Portfolio	58,432	73,855
Asset Allocation Portfolio	7,007	11,152

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
		(Amounts in thousands)
Growth Stock Portfolio	$50 $	55,949	$-	$485,326
Focused Appreciation Portfolio	8,040	120,591	-	565,856
Large Cap Core Stock Portfolio	10,190	53,295	-	186,708
Large Cap Blend Portfolio	1,241	11,839	-	47,913
Index 500 Stock Portfolio	66,593	120,518	-	2,718,039
Large Company Value Portfolio	5,187	-	-	22,824
Domestic Equity Portfolio	18,599	23,353	-	229,051
Equity Income Portfolio	17,192	-	(126)	136,930
Mid Cap Growth Stock Portfolio	37,141	139,880	-	277,197
Index 400 Stock Portfolio	21,306	28,452	-	325,548
Mid Cap Value Portfolio	7,676	5,108	-	70,678
Small Cap Growth Stock Portfolio	25,119	57,862	-	275,234
Index 600 Stock Portfolio	5,493	4,200	-	71,047
Small Cap Value Portfolio	2,911	29,247	-	178,966
International Growth Portfolio	5,610	29,044	-	333,069
Research International Core Portfolio	10,349	14,426	-	208,301
International Equity Portfolio	43,243	-	(282,055)	240,804
Emerging Markets Equity Portfolio	5,200	-	(22,115)	351,939
Government Money Market Portfolio	-	-	-	-
Short-Term Bond Portfolio	8,138	-	-	7,970
Select Bond Portfolio	202,685	25,233	-	87,626
Long-Term U.S. Government Bond Portfolio	26,311	-	-	(11,067)
Inflation Protection Portfolio	5,663	62	-	30,997
High Yield Bond Portfolio	43,872	-	(8,872)	21,205
Multi-Sector Bond Portfolio	27,784	6,708	-	56,418
Balanced Portfolio	64,726	103,835	-	257,130
Asset Allocation Portfolio	7,196	15,602	-	38,202

NOTE 9. VOLUNTARY REIMBURSEMENTS

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the period ended June 30, 2021 are summarized below (amounts in thousands):

Portfolio	2021 Reimbursements
International Growth Portfolio	$823
International Equity Portfolio	3,341
Research International Core Portfolio	1,090
Emerging Markets Equity Portfolio	1,059

Notes to Financial Statements (unaudited)

NOTE 10. GUARANTEES

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.

NOTE 11. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

For the period ended June 30, 2021, transactions in securities other than short term investments were:

Portfolios	Non-U.S. Govt. Security Purchases	U.S. Govt. Security Purchases	Non-U.S. Govt. Security Sales/ Maturities	U.S. Govt. Security Sales/ Maturities
		(Amounts in thousands)
Growth Stock Portfolio	$218,835	$-	$302,770	$-
Focused Appreciation Portfolio	8,630	-	68,844	-
Large Cap Core Stock Portfolio	218,410	-	240,608	-
Large Cap Blend Portfolio	26,171	-	28,701	-
Index 500 Stock Portfolio	75,581	-	118,684	-
Large Company Value Portfolio	53,098	-	61,875	-
Domestic Equity Portfolio	168,131	-	191,462	-
Equity Income Portfolio	85,611	-	146,008	-
Mid Cap Growth Stock Portfolio	160,774	-	216,003	-
Index 400 Stock Portfolio	125,223	-	143,864	-
Mid Cap Value Portfolio	215,192	-	228,400	-
Small Cap Growth Stock Portfolio	216,495	-	254,412	-
Index 600 Stock Portfolio	58,218	-	49,079	-
Small Cap Value Portfolio	80,736	-	128,841	-
International Growth Portfolio	136,321	-	99,997	-
Research International Core Portfolio	91,548	-	111,059	-
International Equity Portfolio	370,641	-	373,068	-
Emerging Markets Equity Portfolio	169,890	-	198,268	-
Short-Term Bond Portfolio	104,473	44,173	58,146	42,221
Select Bond Portfolio	1,613,627	3,966,294	1,622,036	3,690,169
Long-Term U.S. Government Bond Portfolio	699	3,322	887	32,632
Inflation Protection Portfolio	92,317	105,029	96,078	79,088
High Yield Bond Portfolio	169,310	-	154,057	-
Multi-Sector Bond Portfolio	260,064	23,132	139,011	-
Balanced Portfolio	173,805	-	248,195	-
Asset Allocation Portfolio	19,463	-	26,756	-

Notes to Financial Statements (unaudited)

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2021 are as follows:

Portfolio	Value at 12/31/2020	Purchases	Sales	Value at 6/30/2021	Change in Unrealized Appreciation /Depreciation	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2021
Balanced:				(Amounts in thousands)
Growth Stock	$103,721	$-	$29,200	$85,126	$1,818	$8,787	$-	$-	6.3%
Focused Appreciation	80,740	-	-	91,935	11,195	-	-	-	7.1%
Large Cap Core Stock	80,193	-	4,000	87,578	10,254	1,131	-	-	11.0%
Large Cap Blend	79,713	-	-	87,913	8,200	-	-	-	45.3%
Large Company Value	76,500	-	9,700	77,202	9,146	1,256	-	-	33.5%
Domestic Equity	77,327	-	10,200	76,516	5,713	3,676	-	-	7.4%
Equity Income	77,083	-	10,500	80,084	11,952	1,549	-	-	9.3%
Mid Cap Growth Stock	104,743	-	11,000	102,607	5,771	3,093	-	-	7.4%
Mid Cap Value	98,371	2,800	8,300	108,394	14,125	1,398	-	-	16.1%
Small Cap Growth Stock	25,240	-	-	26,516	1,276	-	-	-	3.1%
Small Cap Value	24,696	-	-	28,711	4,015	-	-	-	4.3%
International Growth	54,751	-	-	59,973	5,222	-	-	-	5.9%
Research International Core	142,307	-	35,700	115,496	(5,415)	14,304	-	-	12.4%
International Equity	60,205	-	-	65,764	5,559	-	-	-	3.4%
Emerging Markets Equity	17,445	7,500	-	26,454	1,509	-	-	-	2.5%
Short-Term Bond	13,162	10,800	-	24,017	55	-	-	-	5.8%
Select Bond	936,914	-	36,900	885,420	(16,858)	2,264	-	-	25.8%
High Yield Bond	107,889	-	20,300	91,460	3,296	575	-	-	10.8%
Multi-Sector Bond	44,229	74,900	-	120,432	1,303	-	-	-	9.3%

	$2,205,229	$96,000	$175,800	$2,241,598	$78,136	$38,033	$-	$-

Asset Allocation:
Growth Stock	$17,329	$-	$3,900	$15,308	$779	$1,100	$-	$-	1.1%
Focused Appreciation	13,532	-	-	15,408	1,876	-	-	-	1.2%
Large Cap Core Stock	13,454	-	300	15,074	1,835	85	-	-	1.9%
Large Cap Blend	13,344	-	-	14,716	1,372	-	-	-	7.6%
Large Company Value	12,759	-	1,000	13,509	1,615	135	-	-	5.9%
Domestic Equity	12,772	-	1,300	13,035	1,095	468	-	-	1.3%
Equity Income	12,894	-	1,500	13,670	2,055	221	-	-	1.6%
Mid Cap Growth Stock	15,785	-	850	16,286	1,232	119	-	-	1.2%
Mid Cap Value	14,743	850	800	17,182	2,243	146	-	-	2.6%
Small Cap Growth Stock	7,136	-	-	7,497	361	-	-	-	0.9%
Small Cap Value	7,059	-	-	8,206	1,147	-	-	-	1.2%
International Growth	10,750	-	-	11,775	1,025	-	-	-	1.2%
Research International Core	24,430	-	3,600	22,563	267	1,466	-	-	2.4%
International Equity	11,230	-	-	12,267	1,037	-	-	-	0.6%
Emerging Markets Equity	3,704	800	-	4,773	269	-	-	-	0.4%
Short-Term Bond	1,376	1,900	-	3,283	7	-	-	-	0.8%
Select Bond	68,858	-	4,000	63,780	(1,332)	254	-	-	1.9%
High Yield Bond	19,409	-	1,400	18,748	690	49	-	-	2.2%
Multi-Sector Bond	6,031	9,900	-	16,107	176	-	-	-	1.2%

	$286,595	$13,450	$18,650	$303,187	$17,749	$4,043	$-	$-

The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”), (i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is

Notes to Financial Statements (unaudited)

effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June 30, 2021, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):

Portfolio	Cross Trade Purchases
Large Cap Core Portfolio	$546
Large Company Value Portfolio	218
International Growth Portfolio	4,596
Research International Core Portfolio	1,074
High Yield Bond Portfolio	28

	Cross Trade Sales
Portfolio	Proceeds	Net Realized Gain (Loss) on Sales
Mid Cap Value Portfolio	$1,042	184
Small Cap Growth Stock Portfolio	979	154
Small Cap Value Portfolio	951	(115)
International Growth Portfolio	1,565	96
Research International Core Portfolio	57	-

NOTE 12. LITIGATION

The Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in a lawsuit relating to their receipt of proceeds from the 2007 Tribune Co. leveraged buy-out (“Tribune LBO”) transaction. The lawsuit asserts that the directors and officers of Tribune Co. intentionally defrauded Tribune creditors because Tribune was either insolvent or rendered insolvent by the transactions. Counsel for the Series Fund and other institutional defendants filed a motion to dismiss the intentional fraudulent transfer case in the Southern District of New York and the district court judge granted the motion to dismiss without leave to amend. The dismissal is being appealed to the U.S. Court of Appeals for the Second Circuit. The lawsuit alleges no misconduct by the Portfolios or management, and management intends to vigorously defend all claims and allegations. The plaintiffs seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction, plus interest and attorneys’ fees and expenses. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2021, were: Index 500 Stock Portfolio $977,000 (0.02%) of net assets; Small Cap Value Portfolio $618,000 (0.09% of net assets); and Equity Income Portfolio $2,873,000 (0.33% of net assets). Management has not concluded that a loss is reasonably likely to occur, and therefore no loss accrual has been recorded.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Proxy Voting and Portfolio Holdings (unaudited)

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio, other than the Government Money Market Portfolio, files its complete schedule of portfolio holdings on a monthly basis with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. Each Portfolio’s holdings reported on Form N-PORT for the first and third quarters of the fiscal year are available on the SEC’s website at http://www.sec.gov. Portfolios that file their holdings on Form N-PORT also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

The Government Money Market Portfolio files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. Form N-MFP is available on the SEC’s website at http://www.sec.gov. The Government Money Market Portfolio also makes its complete schedule of portfolio holdings for the most recent month available on the Internet at www. northwesternmutual.com.

Statement Regarding Liquidity Risk Management Program (unaudited)

Each series/portfolio of Northwestern Mutual Series Fund, Inc. (“Series Fund”) other than the Government Money Market Portfolio (each, a “Portfolio”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Portfolio’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) the assessment, management and periodic review of liquidity risk; (ii) the classification of portfolio holdings; (iii) the establishment of a highly liquid investment minimum, as applicable; (iv) limitations on illiquid investments; and (v) related reporting, disclosure and recordkeeping.

The Board of Directors of the Series Fund (“Board”) has designated a multi-disciplinary committee to act as administrator of the Program (“Program Administrator” or “Committee”). The Committee’s membership includes representatives of the Series Fund’s investment adviser, Mason Street Advisors, LLC (“MSA”) as well as the Mutual Fund Administration and Managed Investments Compliance divisions of The Northwestern Mutual Life Insurance Company. Under the Program, the Program Administrator assesses, manages and periodically reviews each Portfolio’s liquidity risk and classifies each investment held by each Portfolio as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The liquidity of a Portfolio’s portfolio investments is determined based on the varying levels at which the Portfolio expects to trade in a particular investment or asset class (the reasonably anticipated trading size) and other relevant market, trading and investment-specific considerations under the Program. In addition to the foregoing, the Program Administrator determines the need for, and if applicable, establishes highly liquid investment minimums (“HLIM”) (a minimum percentage of net assets that must be invested in highly liquid investments that are assets), oversees the preparation of reports to the Board and the Securities and Exchange Commission required by the Liquidity Rule, and prepares required written annual reports on the operation and adequacy of the Program.

Pursuant to the Liquidity Rule, no Portfolio may acquire any illiquid investment if, after the acquisition, the Portfolio would have invested more than 15% of its assets in illiquid investments that are assets. In addition, the Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt an HLIM. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable. The Program contemplates the use of a third-party liquidity classification tool to aid the Program Administrator in assigning liquidity classifications and monitoring the Portfolios’ level of investments in each liquidity category.

During the six months ended June 30, 2021, the Board received and reviewed the annual written report of the Program Administrator (the “Report”), concerning the operation of the Program for the period from January 1, 2020 to March 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy and effectiveness of the Program’s implementation with respect to each Portfolio during the Reporting Period. Such information and factors included, among other things:

•

Each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Portfolio’s investment strategy was appropriate for an open-end fund; (ii) the extent to which the Portfolio’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) whether the Portfolio’s strategy involves holdings that are particularly sensitive to stressed market conditions; and (iv) the Portfolio’s use of derivatives;

Statement Regarding Liquidity Risk Management Program (unaudited)

•	The liquidity experience of each Portfolio during the Period;

•	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

•	Holdings of cash and cash equivalents, as well as other sources of liquidity.

In addition, the Program Administrator sought and considered the input of MSA and the sub-advisers as to whether any Portfolio had been impacted by market or sector-wide developments, changes in operations or other Portfolio specific circumstances that did, or could, materially impact the Portfolio’s liquidity risk profile. The Report also discussed notable events affecting liquidity over the Reporting Period, including the impact of the COVID 19 outbreak on the Portfolios and the overall market. No significant liquidity events impacting the Portfolios were noted in the Report. During the Reporting Period, each of the Portfolios continued to qualify as a fund that primarily holds assets that are highly liquid investments, and, therefore, no Portfolio was required to establish or comply with an HLIM as set forth in the Program.

Based on the information considered, the Report concluded that (i) the Program was reasonably designed to assess and manage liquidity risk; (ii) the Program was adequately and effectively implemented during the Reporting Period; (iii) each Portfolio’s investment strategy continues to be appropriate for an open-end fund; (iv) an HLIM continued to not be required or warranted for any of the Portfolios, and (v) each Portfolio was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Portfolio during the Reporting Period. There were no material changes to the Program during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Series Fund’s prospectus for more information regarding each Portfolio’s exposure to illiquidity risk and other risks to which it may be subject.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and the Series Fund with respect to the portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2021

At its February 24, 2021 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 24, 2021 meeting, the Board, including the Independent Directors, unanimously approved the continuance of a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock, Large Cap Core Stock and Mid Cap Growth Stock Portfolios.

At its June 3, 2021 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series Fund’s International Growth Portfolio, (3) a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, (4) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“Fiduciary”) relating to the Series Fund’s Large Cap Blend Portfolio, and (5) an Amended Investment Sub-Advisory Agreement between Mason Street Advisors and Aberdeen Asset Managers Limited (“Aberdeen”) relating to the Series Fund’s Emerging Markets Equity Portfolio.

Also at its June 3, 2021 meeting, the Board, including the Independent Directors, unanimously and conditionally approved an Investment Sub-Advisory Agreement between Mason Street Advisors and Wells Capital Management, Incorporated (“Wells Capital”), or its to-be-named successor under the terms of a planned change-in-control transaction, with respect to the Select Bond Portfolio. The foregoing Investment Sub-Advisory Agreement will sometimes be referred to herein as the “New Sub-Advisory Agreement.”

Wellington, MFS, FIAM, Templeton, Fiduciary, Aberdeen and Wells Capital are sometimes collectively referred to herein as the “Sub-Advisers,” and their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios.” The Investment Sub-Advisory Agreements with the Wellington, MFS, FIAM, Templeton, FMI and Aberdeen are collectively referred to herein as the “Existing Sub-Advisory Agreements.”

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

In determining whether to approve the New Sub-Advisory Agreement and the continuance of the Existing Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Existing Sub-Advisory Agreements, while particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios pursuant to the terms of the Existing Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the review and approval of the New Sub-Advisory Advisory Agreements and the review and approval of the continuance of the Existing Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.

Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors

At its February 24, 2021 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a Broadridge peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’ compliance program. In addition to the information presented at the February 24, 2021 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each Portfolio over various time periods as presented at the February 24, 2021 meeting and at each of the quarterly meetings prior thereto.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Asset Allocation Portfolio and Balanced Portfolio. The directors considered the effectiveness of Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason Street Advisors supervisory oversight of the appointed sub-advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams. The directors considered recent changes to Mason Street Advisors’ staff, including changes to the portfolio management team for the Asset Allocation and Balanced Portfolios, and concluded that they were satisfied with the services that continued to be provided to such Portfolios. The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, and succession planning were also considered by the directors.

Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.

Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmarks, and to the performance averages of each Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper quintile rating for each Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Portfolio for the one-, three- and five-year time periods. The directors evaluated each Portfolio’s performance against these peer groups, industry benchmarks and indices. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each Portfolio’s net returns relative to net expenses for the five-year period ended December 31, 2020, and considered those Portfolios placing in the bottom half for performance returns on a comparative basis. The directors considered the Mason Street Advisor’s oversight efforts and steps that had been taken to improve the performance of those Portfolios.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and Portfolio performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors considered the performance returns of the Portfolios as reported by Broadridge, which indicated that 7 of the

27 Portfolios were ranked in the first quartile of their respective Broadridge category peer groups for the one-year period ended December 31, 2020, that 12 of the 27 Portfolios were ranked in the first or second quartile for each of the one-, three- and five-year periods ended December 31, 2020, and that 19 of the 27 Portfolios were ranked in the first or second quartile for the five-year period ended December 31, 2020. The directors also considered the performance returns of the Portfolios as reported on a peer group basis by Lipper, which indicated that 9 of the 27 Portfolios were ranked in either the first or second quartile for their respective Lipper peer groups for the one-year period ended December 31, 2020, and that 11 of the 27 Portfolios were ranked in the first or second quartile for the three-year period ended December 31, 2020. The directors commented favorably on the strong, long-term performance records of the Asset Allocation and Balanced Portfolios.

Based on the Board’s review of investment performance over various periods and focused consideration regarding factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.

Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.

In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.

The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all but one of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for total expenses within their respective category groups at December 31, 2020, with 24 of the Portfolios ranking in the first quartile. With respect to the Large Cap Blend Portfolio, which had ranked in the 54th percentile in expenses for the year ended December 31, 2020, the directors considered that an advisory fee waiver was in place for the Portfolio to help improve the Portfolio’s expense ranking.

Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

to its services to the Portfolios on an aggregate and a per Portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of Mason Street Advisors.

The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ decision to increase advisory fee waivers with respect to six of the Portfolios during 2020, to decrease the advisory fee waiver with respect to the Growth Stock Portfolio, and to increase existing advisory fee waivers with respect to the Domestic Equity and Equity Income Portfolios for the upcoming year.

The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.

The directors also considered that the assets of some of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act, in reliance on the relief granted in exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs. The Board also considered the fund of funds model employed by the Asset Allocation and Balanced Portfolios in connection with their operation as funds of funds in consideration for these reduced advisory fees.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for 20 of the 27 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered that Mason Street Advisors had agreed to increase fee waivers with respect to six of the Portfolios for 2020 and increase the fee waivers for two additional Portfolios for 2021. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers

At its February 24, 2021 and June 3, 2021 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Existing Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Existing Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.

With respect to the Existing Sub-Advisory Agreements reviewed in February, the directors expressed no concerns with Wellington’s financial stability, financial strength or other firm level matters. The directors considered the expanded role and responsibilities of the portfolio manager for the Large Cap Core Stock Portfolio and concluded that the services to the Portfolio were unlikely to be negatively impacted as a result of this development.

With respect to the Existing Sub-Advisory Agreements considered for continuance in June, although the directors noted declines in assets under management experienced by Aberdeen and Templeton, they noted no concerns with overall financial strength or stability of any of the Sub-Advisers. The directors considered Aberdeen’s comments with respect to resource reallocation initiatives being undertaken by its parent company. The directors expressed concern over more recent decreases in assets under management at Templeton.

The directors considered information about the succession planning in place for the Global Head of Equities at Aberdeen. The directors expressed favorable views about the presentation provided by Aberdeen and the explication of the underlying rationale for the portfolio manager’s investment decisions related to Portfolio positioning. The directors considered information provided by MFS about the role of sector leads in the investment process as well as succession planning related to the sector lead positions at the firm. The directors considered the reliance on and utilization of the research analyst team by the portfolio manager at FIAM. The directors considered updated information about succession planning for mangagement at Fiduciary.

The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. The directors discussed Fiduciary’s investment philosophy and strategy and the current composition of the Large Cap Blend Portfolio. The directors considered that the Portfolio’s investment strategy and performance profile

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

differentiated it from other investment funds options available within Northwestern Mutual’s variable products. The directors considered changes that had been made to Templeton’s investment process and the impact of such changes on the composition of the International Equity Portfolio.

Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper quintile rating for each Sub-Advised Portfolio; and (iii) the Broadridge and Lipper performance rankings for each Sub-Advised Portfolio for the one-, three- and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

With respect to the Portfolios managed by Wellington, the directors considered position adjustments made to the sleeve allocations for the Large Cap Core Stock Portfolio. The directors also considered Wellington’s high level of conviction in its investment process. The directors viewed favorably certain enhancements made to the buy/sell discipline utilized for the Mid Cap Growth Stock Portfolio. With respect to the Small Cap Growth and Mid Cap Growth Stock Portfolios, the directors considered information relating to capacity restraints, noting that capacity reservations remained in place for the Series Fund’s mandates managed by Wellington. The directors noted the favorable long-term performance record of the Large Cap Core Stock Portfolio. With respect to the Mid Cap Growth Stock Portfolio, the directors considered the portfolio manager’s explanation of the Portfolio’s underperformance, including the unique market challenges arising during 2020. The directors also noted that the Portfolio’s near-term performance had rebounded and expressed confidence in the current composition of the Portfolio.

The directors identified no performance concerns with respect to the Portfolios sub-advised by Aberdeen, MFS or FIAM, and commented favorably about the strong performance achieved by the Emerging Markets Equity Portfolio in 2020. With respect to the International Growth Portfolio, the directors took into consideration the firm’s explanation for the Portfolio’s underperformance during the one-year period ended March 31, 2021, and noted the very strong performance achieved by the Portfolio for the three- and five-year periods ended March 31, 2021 as well as the Portfolio’s since-inception performance through such date. While acknowledging that the performance of the Large Cap Blend Portfolio was still challenged, the directors considered the impact of the firm’s value-driven investment philosophy on the Portfolio’s performance, as well as the Portfolio’s ability to provide downside protection. The directors also considered the current composition of the Portfolio and the firm’s assessment that the Portfolio was well-positioned to outperform and the Portfolio’s strong performance for the fourth quarter of 2020. The directors noted ongoing concerns with the performance record of the International Equity Portfolio and considered Templeton’s explanation for its performance record as well as efforts undertaken by the firm to modify its investment process and the resulting changes to the Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

throughout the year. While attentive to short term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, and in light of the current measures being taken to address the performance of the International Equity Portfolio, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Existing Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio (as applicable).

As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2020 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that seven of the eight Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal were ranked in Broadridge’s first quartile for total expenses for the period ended December 31, 2020. The directors considered that the remaining Sub-Advised Portfolio (the Large Cap Blend Portfolio) was ranked in the 54th percentile for net total expenses. With respect to the Large Cap Blend Portfolio, the directors considered that Mason Street Advisors had an advisory fee waiver in place for the Portfolio. The directors noted that, in connection with the renewal of the Sub-Advisory Agreement with Aberdeen, the Agreement was amended to reduce the fees payable under the fee schedule applicable to the Emerging Markets Equity Portfolio effective July 1, 2021, and in connection with the renewal of the Sub-Advisory Agreement with Wellington, the Agreement was amended to reduce the fees payable under the fee schedule applicable to the Mid Cap Growth Stock Portfolio, effective March 1, 2021.

The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street Advisors, the participation of such fund families in certain a mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, International Growth, Research International Core and Emerging Markets Equity Portfolios, and the fee waiver arrangements in place with respect to the Large Cap Core Stock, Mid Cap Growth Stock, Large Cap Blend, International Growth, Research International Core, International Equity and Emerging Markets Equity Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio. Based on this information, the Board concluded, within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Existing Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of New Investment Sub-Advisory Agreement

At the June 3, 2021 meeting, the Board, including the Independent Directors, unanimously and conditionally approved the New Sub-Advisory Agreement between Mason Street Advisors and Wells Capital, or its to-be-named successor under the terms of a planned change-in-control transaction, with respect to the Select Bond Portfolio. (The Select Bond Portfolio is hereinafter referred to as the “Portfolio.”)

Wells Capital currently serves as the sub-adviser to the Portfolio pursuant to the terms of a Second Amended and Restated Investment Sub-Advisory Agreement by and between Mason Street Advisors and Wells dated November 28, 2018 (the “Agreement”). Mason Street Advisors has been advised that a change in control will occur with respect to Wells Capital pursuant to an agreement whereby 100% of the equity interests in Wells Fargo Asset Management Holdings, LLC, the direct parent of Wells Capital, will be acquired by a holding company that is an affiliate of private funds managed by GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P., (“RCP”) resulting in the indirect transfer of the ownership of Wells Capital to an ownership group including, principally, GTCR and RCP (the “Transaction”). In connection with the Transaction, Wells Capital is expected to convert from a California corporation to a Delaware limited liability corporation.

Section 15(a) of the Investment Company Act of 1940, as amended (“1940 Act”) requires that each investment advisory contract provide for its automatic termination in the event of its assignment and the Agreement so provides. An assignment, as defined in Section 2(a)(4) of the 1940 Act, generally includes any direct or indirect transfer or hypothecation of a contract, or of a controlling block of the assignor’s outstanding voting securities by a security holder of the assignor. Under Section 2(a)(9) of the 1940 Act a transfer of a “controlling block” is presumed to occur if a person who owns more than 25% of the voting securities of the adviser ceases to do so and the transfer results in another person owning more than 25% of the voting securities of the adviser.

Based upon the foregoing, the consummation of the Transaction, which is anticipated to be closed in the second half of 2021 (subject to customary closing conditions), will constitute a “change of control” under the 1940 Act and result in an assignment of the Agreement, thereby causing the termination of the Agreement. In order to avoid the consequences of an Agreement termination and to preserve the continuity of sub-advisory services to the Portfolio provided by Wells Capital and to be provided by its successor from and after the consummation of the Transaction, the Board approved the terms of the New Sub-Advisory Agreement, which will become effective upon the closing of the Transaction.

To facilitate the Board’s review of the Transaction and its consideration of the New Sub-Advisory Agreement, Mason Street Advisors solicited comprehensive information regarding the Transaction from Wells Capital and the aquiring firms. The Board was provided with written responses to a Sub-Adviser Change in Control Informational Questionnaire prepared by Wells Capital and the acquiring firms outlining the details regarding the structure of the Transaction and its material terms and conditions, including information on financing. The Board was advised that, pursuant to the terms of the Transaction, the Wells Capital portfolio managers and investment team servicing the Portfolio will remain intact with no contemplated structural change occurring to the investment team. The Board considered representations that Wells Capital management and the principal acquiring entities (GTCR and RCP) desire to maintain the relationship with the Series Fund and anticipate that all services currently delivered to the Portfolio would continue to be delivered without interruption and without any material changes in resources, staff or service components.

The Board considered information provided by Wells Capital, GTCR and RCP regarding compliance and risk management functions at the new acquiring holding company and the resources to be dedicated to such functions. The Board also reviewed and considered information regarding key affiliations and business relationships between the Mason Street Advisors and its affiliates and GTCR and RCP.

In determining whether to approve the New Sub-Advisory Agreement with Wells Capital, the directors received, in addition to the information described above related to the change-in-control Transaction, detailed information from Mason Street Advisors and Wells Capital to assist them in their evaluation, including reports based upon information compiled by certain independent providers of evaluative data.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory Agreement include those referenced above related to the Transaction, as well as those discussed below. In addition to the information provided to them in anticipation of and at the June 3, 2021 Board meeting, the directors considered the in-person presentation of Wells Capital provided at the Board meeting and the responses of Wells Capital to the directors’ questions during their presentation session.

Nature, Extent and Quality of Services. The directors evaluated the nature, scope, extent and quality of services that have been and would continue to be provided to the Portfolio by Wells Capital. The directors considered the information submitted in response to the Sub-Adviser Change In Control Informational Questionnaire, including information regarding the background, history and experience of GTCR and RCP in connection with their acquisitions and investments in portfolio companies.

The directors considered the investment approach utilized by Wells Capital for the Portfolio and representations from Well Capital that, following the consummation of the Transaction, the Portfolio would continue to be managed with the same investment objective, investment strategies and policies that currently apply to the Portfolio. The directors considered the tenure, experience and performance of the investment management team at Wells Capital, including particularly the qualifications and experience of the investment personnel who would continue to provide services to the Portfolio following the closing of the Transaction. The directors took into consideration the general reputation of Wells Capital and the strength of the investment-related resources that would remain available to Wells Capital post-closing. Based on their review of these factors and other factors deemed relevant, the Board concluded that they were satisfied with the nature, extent and quality of the services to be provided by Wells Capital to the Portfolio, and the resources to be committed by the firm in providing such services.

Investment Performance. The directors reviewed the investment performance of the Portfolio over multiple time periods. In addition to considering performance for the Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of the Portfolio’s one-, three-, and five-year (as applicable) performance to the returns of appropriate index benchmarks and indices, and to the performance averages of the Portfolio’s respective Broadridge and Lipper fund group categories for the same periods; (ii) the Broadridge overall star rating and Lipper quintile rating for the Portfolio; and (iii) the Broadridge and Lipper performance rankings for the Portfolio for the one-, three- and five-year time periods(as applicable). The directors evaluated the Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess performance of the Portfolio.

Based on these and other factors deemed relevant, the Board concluded that they were satisfied with the investment performance record of Wells Capital with respect to Portfolio.

Management Fees and Other Expenses. In evaluating the management fees to be paid by the Portfolio, the directors considered the contractual fees paid by the Portfolio under the Advisory Agreement between Mason Street Advisors and the Series Fund. The directors considered the sub-advisory fees (and applicable breakpoints) paid to Wells Capital under the Agreement. The Board considered the form of the New Sub-Advisory Agreement to be conditionally approved for Wells Capital or its to-be-named succesor, and concluded that it substantially conforms, in all material respects, with the form, terms and provisions of the Agreement currently in place with Wells Capital. The Board considered that the sub-advisory fees to be paid under the New Sub-Advisory Agreement remain unchanged from the current Agreement.

In connection with their review of proposed sub-advisory fees, the directors also considered the proposed allocation between Mason Street Advisors and Wells Capital of the investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that would be paid to Wells Capital as a management fee). The directors considered the existing structure, size, and total operating expenses of the Portfolio. They also considered the advisory fee waiver arrangements in place for the Portfolio.

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements (unaudited)

The directors determined that the fees proposed by Wells Capital for the Portfolio were favorable and were the product of an arm’s-length negotiation between Mason Street Advisors and the sub-advisory firm. Based on their review of the management fees and other expenses, comparative fee data and other factors deemed relevant by the directors, the Board concluded that the management fees, the sub-advisory fees proposed by Wells Capital for the Portfolio, and the total operating expenses of Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided by Wells Capital.

Costs and Profitability. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolio is an investment option. Mason Street Advisors provided information regarding the proposed sub-advisory fees of Wells Capital and the amount of the advisory fee that Mason Street Advisors would retain based upon the Wells Capital’s sub-advisory fees. The directors considered that the proposed fees under the New Sub-Advisory Agreement will remain unchanged from the current Agreement.

Based on their review of the sub-advisory fees proposed by Wells Capital, the Board concluded that they were satisfied that Mason Street Advisors’ resulting level of profitability related to services provided to the Portfolio was appropriate and not excessive.

Economies of Scale. The directors considered whether the expense structure for the Portfolio permitted economies of scale to be shared with investors in the Portfolio. They took into consideration the total assets and expense ratio of the Portfolio. The directors considered the breakpoints contained in the sub-advisory fee schedule proposed by Wells Capital for the Portfolio and the extent to which the Portfolio may benefit from economies of scale through those breakpoints. The directors also considered the fee waiver agreements in place for the Portfolio. Based on this information, the Board concluded that the fee structure for the Portfolio reflected appropriate economies of scale between the Portfolio and Mason Street Advisors.

Other Information

The directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreement, including information regarding any regulatory inquiries, examinations or actions to which Wells Capital or its affiliates may have been a party, and issues arising out of those regulatory events. The directors also received information regarding the intention to retain the current portfolio manager compensation program in place upon the closing of the Transaction.

Conclusions of the Directors

Based on a consideration of the foregoing information, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Portfolio to conditionally approve the New Sub-Advisory Agreement with Wells Capital or its to-be-named successor, contingent upon the consummation of the closing of the change-in-control Transaction.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)    Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date:	August 17, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date:	August 17, 2021

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date:	August 17, 2021